UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3010

Fidelity Advisor Series VII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2006

Item 1. Reports to Stockholders

Fidelity Advisor Focus Funds® Class A, Class T, Class B and Class C

Biotechnology Consumer Industries Cyclical Industries Developing Communications Electronics Financial Services Health Care Natural Resources Technology Telecommunications & Utilities Growth

Semiannual Report January 31, 2006

Contents

Biotechnology	4	Shareholder Expense Example
	5	Investment Changes
	6	Investments
	8	Financial Statements
	13	Notes to the Financial Statements

Consumer Industries	18	Shareholder Expense Example
	19	Investment Changes
	20	Investments
	23	Financial Statements
	28	Notes to the Financial Statements

Cyclical Industries	33	Shareholder Expense Example
	34	Investment Changes
	35	Investments
	39	Financial Statements
	44	Notes to the Financial Statements

Developing Communications	49	Shareholder Expense Example
	50	Investment Changes
	51	Investments
	54	Financial Statements
	59	Notes to the Financial Statements

Electronics	63	Shareholder Expense Example
	64	Investment Changes
	65	Investments
	67	Financial Statements
	72	Notes to the Financial Statements

Financial Services	77	Shareholder Expense Example
	78	Investment Changes
	79	Investments
	82	Financial Statements
	87	Notes to the Financial Statements

Health Care	92	Shareholder Expense Example
	93	Investment Changes
	94	Investments
	99	Financial Statements
	104	Notes to the Financial Statements

Natural Resources	109	Shareholder Expense Example
	110	Investment Changes
	111	Investments
	115	Financial Statements
	120	Notes to the Financial Statements

Technology	125	Shareholder Expense Example
	127	Investment Changes
	128	Investments
	132	Financial Statements
	137	Notes to the Financial Statements

Semiannual Report 2

2

Telecommunications &
Utilities Growth	142	Shareholder Expense Example
	144	Investment Changes
	145	Investments
	147	Financial Statements
	152	Notes to the Financial Statements

Board Approval of	157
Investment Advisory
Contracts and Management
Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the
Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc. and have been licensed for use by Fidelity Distributors
Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Wash ington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at
http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.

3 Semiannual Report

3

Advisor Biotechnology Fund Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2005 to January 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	August 1, 2005 to
	August 1, 2005	January 31, 2006	January 31, 2006
Class A
Actual	$ 1,000.00	$ 1,091.20	$ 7.38
HypotheticalA	$ 1,000.00	$ 1,018.15	$ 7.12
Class T
Actual	$ 1,000.00	$ 1,090.80	$ 8.70
HypotheticalA	$ 1,000.00	$ 1,016.89	$ 8.39
Class B
Actual	$ 1,000.00	$ 1,086.90	$ 11.31
HypotheticalA	$ 1,000.00	$ 1,014.37	$ 10.92
Class C
Actual	$ 1,000.00	$ 1,086.80	$ 11.31
HypotheticalA	$ 1,000.00	$ 1,014.37	$ 10.92
Institutional Class
Actual	$ 1,000.00	$ 1,091.40	$ 5.96
HypotheticalA	$ 1,000.00	$ 1,019.51	$ 5.75

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	1.40%
Class T	1.65%
Class B	2.15%
Class C	2.15%
Institutional Class	1.13%

Biotechnology

4

Advisor Biotechnology Fund
Investment Changes

Top Ten Stocks as of January 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Celgene Corp.	7.2	7.1
Gilead Sciences, Inc.	7.0	4.9
Genentech, Inc.	6.6	11.7
Biogen Idec, Inc.	6.3	5.0
Amgen, Inc.	5.6	6.3
MedImmune, Inc.	4.9	4.4
Genzyme Corp.	4.5	5.0
Cephalon, Inc.	4.3	4.0
Sepracor, Inc.	4.1	4.2
Amylin Pharmaceuticals, Inc.	2.9	0.2
	53.4

5 Semiannual Report

Advisor Biotechnology Fund Investments January 31, 2006 (Unaudited) Showing Percentage of Net Assets

Common Stocks 99.4%
	Shares	Value (Note 1)

BIOTECHNOLOGY – 89.8%
Biotechnology – 89.8%
Acadia Pharmaceuticals, Inc. (a)	2,500	$ 32,800
Affymetrix, Inc. (a)	29,700	1,133,946
Albany Molecular Research, Inc. (a)	12,700	144,272
Alexion Pharmaceuticals, Inc. (a)	23,900	688,798
Alkermes, Inc. (a)	40,040	974,574
Alnylam Pharmaceuticals, Inc. (a)	9,100	122,304
Altus Pharmaceuticals, Inc.	1,800	33,390
Amgen, Inc. (a)	47,610	3,470,293
Amylin Pharmaceuticals, Inc. (a)	42,100	1,785,040
Anadys Pharmaceuticals, Inc. (a)	10,500	115,185
Applera Corp.:
– Applied Biosystems Group	49,900	1,414,166
– Celera Genomics Group (a)	16,500	194,040
Arena Pharmaceuticals, Inc. (a)	10,800	183,276
Biogen Idec, Inc. (a)	87,134	3,899,247
BioMarin Pharmaceutical, Inc. (a)	16,822	197,322
Celgene Corp. (a)	62,041	4,414,218
Cephalon, Inc. (a)	37,299	2,644,126
Charles River Laboratories International,
Inc. (a)	27,400	1,263,962
Coley Pharmaceutical Group, Inc.	6,600	101,046
Combinatorx, Inc.	3,600	46,260
Cotherix, Inc. (a)	6,200	57,474
Critical Therapeutics, Inc. (a)	3,455	22,043
Cubist Pharmaceuticals, Inc. (a)	19,800	428,472
CV Therapeutics, Inc. (a)	18,400	452,824
Dendreon Corp. (a)	100	505
Digene Corp. (a)	7,700	255,640
DOV Pharmaceutical, Inc. (a)	16,500	254,760
Enzo Biochem, Inc. (a)	4,000	52,160
Enzon Pharmaceuticals, Inc. (a)	17,300	125,944
Exelixis, Inc. (a)	30,700	330,946
Genentech, Inc. (a)	47,400	4,072,608
Genomic Health, Inc.	7,900	108,862
Genzyme Corp. (a)	38,920	2,760,985
Gilead Sciences, Inc. (a)	71,100	4,327,857
Harvard Bioscience, Inc. (a)	300	1,434
Human Genome Sciences, Inc. (a)	52,300	575,300
ICOS Corp. (a)	5,100	126,735
Idenix Pharmaceuticals, Inc. (a)	19,200	436,800
ImClone Systems, Inc. (a)	13,364	481,505
Incyte Corp. (a)	34,900	177,641
Inhibitex, Inc. (a)(e)	10,970	97,304
Invitrogen Corp. (a)	22,150	1,525,692
Ligand Pharmaceuticals, Inc. Class B (a) .	1,300	16,120
Luminex Corp. (a)	2,600	38,038
MannKind Corp. (a)	18,100	327,610
Martek Biosciences (a)	12,600	362,880
Medarex, Inc. (a)	43,990	614,980
MedImmune, Inc. (a)	89,100	3,040,092

	Shares	Value (Note 1)
Millennium Pharmaceuticals, Inc. (a)	113,771	$ 1,176,392
Momenta Pharmaceuticals, Inc. (a)	11,308	230,683
Myogen, Inc. (a)	32,492	1,212,601
Myriad Genetics, Inc. (a)	12,500	268,000
Nektar Therapeutics (a)	8,900	176,220
Neurochem, Inc. (a)	3,900	56,054
Neurocrine Biosciences, Inc. (a)	11,300	686,701
ONYX Pharmaceuticals, Inc. (a)	3,400	95,506
OSI Pharmaceuticals, Inc. (a)	35,800	1,008,128
PDL BioPharma, Inc. (a)	51,700	1,507,055
Regeneron Pharmaceuticals, Inc. (a)	15,300	233,019
Renovis, Inc. (a)	11,200	228,144
Serologicals Corp. (a)	9,400	210,184
Tanox, Inc. (a)	28,700	518,035
Techne Corp. (a)	15,210	864,689
Tercica, Inc. (a)	14,900	102,512
Theravance, Inc. (a)	9,200	251,988
Threshold Pharmaceuticals, Inc.	12,342	174,516
Trimeris, Inc. (a)	3,500	43,960
Vertex Pharmaceuticals, Inc. (a)	47,000	1,678,840
ViaCell, Inc.	500	2,640
ViroPharma, Inc. (a)	4,100	95,161
Zymogenetics, Inc. (a)	25,600	571,136
		55,323,640

COMPUTERS & PERIPHERALS 0.0%
Computer Storage & Peripherals 0.0%
iCAD, Inc. (a)	6,700	11,591
HEALTH CARE EQUIPMENT & SUPPLIES – 1.3%
Health Care Equipment 1.2%
IDEXX Laboratories, Inc. (a)	9,044	694,760
IntraLase Corp. (a)	300	5,955
		700,715
Health Care Supplies 0.1%
Gen Probe, Inc. (a)	1,400	70,602

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		771,317

PHARMACEUTICALS – 8.3%
Pharmaceuticals 8.3%
Adams Respiratory Therapeutics, Inc.	13,300	574,294
Adolor Corp. (a)	10,151	155,310
Allergan, Inc.	300	34,920
Connetics Corp. (a)	200	2,996
Elan Corp. PLC sponsored ADR (a)	25,400	404,114
Kos Pharmaceuticals, Inc. (a)	12,100	530,101
MGI Pharma, Inc. (a)	3,121	52,027
New River Pharmaceuticals, Inc. (a)	19,178	638,819
NitroMed, Inc. (a)(d)	6,945	78,062
Sepracor, Inc. (a)	44,496	2,532,267

See accompanying notes which are an integral part of the financial statements.

Biotechnology 6

Common Stocks continued
	Shares	Value (Note 1)

PHARMACEUTICALS – CONTINUED
Pharmaceuticals – continued
Somaxon Pharmaceuticals, Inc.	4,500	$ 85,320
Xenoport, Inc.	1,800	27,000
		5,115,230

TOTAL COMMON STOCKS
(Cost $51,217,987)		61,221,778

Money Market Funds 0.7%

Fidelity Cash Central Fund,
4.46% (b)	355,034	355,034
Fidelity Securities Lending Cash
Central Fund, 4.48% (b)(c)	75,200	75,200
TOTAL MONEY MARKET FUNDS
(Cost $430,234)		430,234

TOTAL INVESTMENT PORTFOLIO 100.1%
(Cost $51,648,221)		61,652,012

NET OTHER ASSETS (0.1)%		(42,728)
NET ASSETS 100%		$ 61,609,284

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities – Investment in securities not registered under the
Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to
$97,304 or 0.2% of net assets.

Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
Inhibitex, Inc.	8/18/05	$90,503

Affiliated Central Funds

Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:

Fund	Income received
Fidelity Cash Central Fund	$14,237
Fidelity Securities Lending Cash Central Fund	4,524
Total	$18,761

Income Tax Information

At July 31, 2005, the fund had a capital loss carryforward of approximately $8,849,791 all of which will expire on July 31, 2011.

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Advisor Biotechnology Fund

Financial Statements

Statement of Assets and Liabilities
	January 31, 2006 (Unaudited)

Assets
Investment in securities, at value (in-
cluding securities loaned of
$71,936) — See accompanying
schedule:
Unaffiliated issuers (cost
$51,217,987)	$61,221,778
Affiliated Central Funds (cost
$430,234)	430,234
Total Investments (cost $51,648,221)		$61,652,012
Receivable for investments sold		766,885
Receivable for fund shares sold		103,365
Interest receivable		2,868
Prepaid expenses		239
Receivable from investment adviser
for expense reductions		16,147
Other affiliated receivables		5
Other receivables		14,463
Total assets		62,555,984

Liabilities
Payable to custodian bank	$135,200
Payable for investments purchased	479,459
Payable for fund shares redeemed	143,241
Accrued management fee	28,842
Distribution fees payable	35,640
Other affiliated payables	23,042
Other payables and accrued
expenses	26,076
Collateral on securities loaned, at
value	75,200
Total liabilities		946,700

Net Assets		$61,609,284
Net Assets consist of:
Paid in capital		$59,664,757
Accumulated net investment loss		(490,332)
Accumulated undistributed net real-
ized gain (loss) on investments and
foreign currency transactions		(7,568,932)
Net unrealized appreciation (de-
preciation) on investments		10,003,791
Net Assets		$61,609,284

Statement of Assets and Liabilities continued
January 31, 2006 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption
price per share ($13,001,489 ÷
1,751,740 shares)	$7.42
Maximum offering price per share
(100/94.25 of $7.42)	$7.87
Class T:
Net Asset Value and redemption
price per share ($15,085,946 ÷
2,059,350 shares)	$7.33
Maximum offering price per share
(100/96.50 of $7.33)	$7.60
Class B:
Net Asset Value and offering price
per share ($17,963,633 ÷
2,517,783 shares)A	$7.13
Class C:
Net Asset Value and offering price
per share ($14,459,335 ÷
2,025,845 shares)A	$7.14

Institutional Class:
Net Asset Value, offering price and
redemption price per share
($1,098,881 ÷ 146,061 shares)	$7.52
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Biotechnology 8

Statement of Operations
	Six months ended January 31, 2006 (Unaudited)

Investment Income
Dividends		$2,513
Interest		38
Income from affiliated Central Funds (including $4,524 from security lending)		18,761
Total income		21,312

Expenses
Management fee	$161,867
Transfer agent fees	130,157
Distribution fees	200,006
Accounting and security lending fees	12,445
Independent trustees’ compensation	120
Custodian fees and expenses	8,802
Registration fees	39,116
Audit	23,706
Legal	371
Miscellaneous	273
Total expenses before reductions	576,863
Expense reductions	(65,219)	511,644

Net investment income (loss)		(490,332)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,863,529
Foreign currency transactions	(76)
Total net realized gain (loss)		1,863,453
Change in net unrealized appreciation (depreciation) on:
Investment securities	3,547,288
Assets and liabilities in foreign currencies	68
Total change in net unrealized appreciation (depreciation)		3,547,356
Net gain (loss)		5,410,809
Net increase (decrease) in net assets resulting from operations		$4,920,477

Statement of Changes in Net Assets
	Six months ended	Year ended
	January 31, 2006	July 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(490,332)	$(952,674)
Net realized gain (loss)	1,863,453	3,415,156
Change in net unrealized appreciation (depreciation)	3,547,356	3,817,974
Net increase (decrease) in net assets resulting from operations	4,920,477	6,280,456
Share transactions - net increase (decrease)	785,308	(5,129,068)
Redemption fees	2,775	6,345
Total increase (decrease) in net assets	5,708,560	1,157,733

Net Assets
Beginning of period	55,900,724	54,742,991
End of period (including accumulated net investment loss of $490,332 and $0, respectively)	$61,609,284	$55,900,724

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Financial Highlights Class A
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001G
Selected Per Share Data
Net asset value, beginning of period	$ 6.80	$ 6.00	$ 5.94	$ 4.39	$ 7.09	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.04)	(.08)F	(.09)	(.05)	(.07)	(.04)
Net realized and unrealized gain (loss)		66.88	.15	1.60	(2.64)	(2.88)
Total from investment operations		62.80	.06	1.55	(2.71)	(2.92)
Redemption fees added to paid in capitalE	—I	—I	—I	—I	.01	.01
Net asset value, end of period	$ 7.42	$ 6.80	$ 6.00	$ 5.94	$ 4.39	$ 7.09
Total ReturnB,C,D	9.12%	13.33%	1.01%	35.31%	(38.08)%	(29.10)%
Ratios to Average Net AssetsH
Expenses before reductions	1.58%A	1.56%	1.68%	2.04%	1.99%	3.07%A
Expenses net of fee waivers, if any	1.40%A	1.45%	1.50%	1.50%	1.50%	1.50%A
Expenses net of all reductions	1.35%A	1.43%	1.48%	1.47%	1.46%	1.49%A
Net investment income (loss)	(1.27)%A	(1.36)%F	(1.38)%	(1.11)%	(1.19)%	(.94)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,001	$ 11,022	$ 10,197	$ 7,718	$ 4,657	$ 4,232
Portfolio turnover rate	88%A	30%	50%	71%	113%	64%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.0004 per share. Excluding the special dividend, the ratio of net investment income (loss)
to average net assets would have been (1.37)% . GFor the period December 27, 2000 (commencement of operations) to July 31, 2001. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

Financial Highlights Class T
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001G
Selected Per Share Data
Net asset value, beginning of period	$ 6.72	$ 5.95	$ 5.90	$ 4.37	$ 7.07	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.05)	(.10)F	(.10)	(.06)	(.09)	(.05)
Net realized and unrealized gain (loss)		66.87	.15	1.59	(2.62)	(2.89)
Total from investment operations		61.77	.05	1.53	(2.71)	(2.94)
Redemption fees added to paid in capitalE	—I	—I	—I	—I	.01	.01
Net asset value, end of period	$ 7.33	$ 6.72	$ 5.95	$ 5.90	$ 4.37	$ 7.07
Total ReturnB,C,D	9.08%	12.94%	.85%	35.01%	(38.19)%	(29.30)%
Ratios to Average Net AssetsH
Expenses before reductions	1.90%A	1.93%	2.10%	2.39%	2.27%	3.29%A
Expenses net of fee waivers, if any	1.65%A	1.70%	1.75%	1.75%	1.75%	1.75%A
Expenses net of all reductions	1.60%A	1.68%	1.73%	1.72%	1.72%	1.74%A
Net investment income (loss)	(1.53)%A	(1.61)%F	(1.63)%	(1.36)%	(1.45)%	(1.19)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,086	$ 14,177	$ 13,367	$ 10,281	$ 6,861	$ 7,721
Portfolio turnover rate	88%A	30%	50%	71%	113%	64%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.0004 per share. Excluding the special dividend, the ratio of net investment income (loss)
to average net assets would have been (1.61)% . GFor the period December 27, 2000 (commencement of operations) to July 31, 2001. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Biotechnology 10

Financial Highlights Class B
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001G
Selected Per Share Data
Net asset value, beginning of period	$ 6.56	$ 5.84	$ 5.82	$ 4.33	$ 7.05	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.07)	(.13)F	(.13)	(.09)	(.12)	(.07)
Net realized and unrealized gain (loss)		64.85	.15	1.58	(2.61)	(2.89)
Total from investment operations		57.72	.02	1.49	(2.73)	(2.96)
Redemption fees added to paid in capitalE	—I	—I	—I	—I	.01	.01
Net asset value, end of period	$ 7.13	$ 6.56	$ 5.84	$ 5.82	$ 4.33	$ 7.05
Total ReturnB,C,D	8.69%	12.33%	.34%	34.41%	(38.58)%	(29.50)%
Ratios to Average Net AssetsH
Expenses before reductions	2.33%A	2.33%	2.46%	2.78%	2.74%	3.83%A
Expenses net of fee waivers, if any	2.15%A	2.19%	2.25%	2.25%	2.25%	2.25%A
Expenses net of all reductions	2.10%A	2.18%	2.22%	2.22%	2.22%	2.24%A
Net investment income (loss)	(2.02)%A	(2.11)%F	(2.12)%	(1.86)%	(1.95)%	(1.69)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,964	$ 16,921	$ 16,819	$ 15,154	$ 10,218	$ 8,875
Portfolio turnover rate	88%A	30%	50%	71%	113%	64%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.0004 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (2.11)% . GFor the period December 27, 2000 (commencement of operations) to July 31, 2001. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur.
Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

Financial Highlights Class C
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001G
Selected Per Share Data
Net asset value, beginning of period	$ 6.57	$ 5.84	$ 5.82	$ 4.33	$ 7.05	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.07)	(.13)F	(.13)	(.09)	(.12)	(.07)
Net realized and unrealized gain (loss)		64.86	.15	1.58	(2.61)	(2.89)
Total from investment operations		57.73	.02	1.49	(2.73)	(2.96)
Redemption fees added to paid in capitalE	—I	—I	—I	—I	.01	.01
Net asset value, end of period	$ 7.14	$ 6.57	$ 5.84	$ 5.82	$ 4.33	$ 7.05
Total ReturnB,C,D	8.68%	12.50%	.34%	34.41%	(38.58)%	(29.50)%
Ratios to Average Net AssetsH
Expenses before reductions	2.25%A	2.24%	2.31%	2.58%	2.57%	3.73%A
Expenses net of fee waivers, if any	2.15%A	2.19%	2.25%	2.25%	2.25%	2.25%A
Expenses net of all reductions	2.10%A	2.18%	2.23%	2.22%	2.22%	2.24%A
Net investment income (loss)	(2.02)%A	(2.11)%F	(2.13)%	(1.86)%	(1.95)%	(1.69)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,459	$ 12,538	$ 13,215	$ 10,493	$ 8,204	$ 6,321
Portfolio turnover rate	88%A	30%	50%	71%	113%	64%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.0004 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (2.11)% . GFor the period December 27, 2000 (commencement of operations) to July 31, 2001. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur.
Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Financial Highlights Institutional Class
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001F
Selected Per Share Data
Net asset value, beginning of period	$ 6.89	$ 6.06	$ 5.97	$ 4.40	$ 7.09	$ 10.00
Income from Investment Operations
Net investment income (loss)D	(.04)	(.06)E	(.06)	(.04)	(.06)	(.03)
Net realized and unrealized gain (loss)		67.89	.15	1.61	(2.64)	(2.89)
Total from investment operations		63.83	.09	1.57	(2.70)	(2.92)
Redemption fees added to paid in capitalD	—H	—H	—H	—H	.01	.01
Net asset value, end of period	$ 7.52	$ 6.89	$ 6.06	$ 5.97	$ 4.40	$ 7.09
Total ReturnB,C	9.14%	13.70%	1.51%	35.68%	(37.94)%	(29.10)%
Ratios to Average Net AssetsG
Expenses before reductions	1.13%A	1.10%	1.16%	1.37%	1.41%	2.58%A
Expenses net of fee waivers, if any	1.13%A	1.10%	1.16%	1.25%	1.25%	1.25%A
Expenses net of all reductions	1.08%A	1.09%	1.14%	1.22%	1.22%	1.24%A
Net investment income (loss)	(1.00)%A	(1.02)%E	(1.04)%	(.86)%	(.94)%	(.69)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,099	$ 1,243	$ 1,146	$ 1,153	$ 857	$ 911
Portfolio turnover rate	88%A	30%	50%	71%	113%	64%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EInvestment income per share reflects a special dividend which amounted to $.0004 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.02)% . FFor the period
December 27, 2000 (commencement of operations) to July 31, 2001. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Biotechnology

12

Notes to Financial Statements For the period ended January 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Biotechnology Fund (the fund) is a non diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transac tions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Pur chases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

13 Semiannual Report

Notes to Financial Statements (Unaudited) continued
1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distrib uting all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:
Unrealized appreciation	$13,892,447
Unrealized depreciation	(4,597,039)
Net unrealized appreciation (depreciation)	$9,295,408
Cost for federal income tax purposes	$52,356,604

Short Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (in cluding accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $25,755,271 and $24,839,850, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly manage ment fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Biotechnology

14

4. Fees and Other Transactions with Affiliates continued

Distribution and Service Plan continued
	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$14,217	$—
Class T	25%	.25%	35,788	—
Class B	75%	.25%	85,357	64,018
Class C	75%	.25%	64,644	10,031

			$200,006	$74,049

Sales Load. FDC receives a front end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and ..25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:
Retained
by FDC
Class A	$10,783
Class T	6,382
Class B*	23,556
Class C*	642
$41,363

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of Average
	Amount	Net Assets
Class A	$26,192	.46*
Class T	38,276	.54*
Class B	39,269	.46*
Class C	24,864	.39*
Institutional Class	1,556	.26*

	$130,157
* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $456 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

15 Semiannual Report

Notes to Financial Statements (Unaudited) continued
6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:
	Expense	Reimbursement
	Limitations	from adviser
Class A	1.40%	$10,449
Class T	1.65%	18,144
Class B	2.15%	15,330
Class C	2.15%	6,938

		$50,861

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $14,358 for the period.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Biotechnology

16

9. Share Transactions.

Transactions for each class of shares were as follows:
	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	January 31,	July 31,	January 31,	July 31,
	2006	2005	2006	2005
Class A
Shares sold	366,480	550,671	$2,584,016	$3,418,022
Shares redeemed	(234,783)	(629,006)	(1,617,620)	(3,853,963)
Net increase (decrease)	131,697	(78,335)	$966,396	$(435,941)
Class T
Shares sold	282,428	621,575	$1,938,518	$3,773,646
Shares redeemed	(331,729)	(760,267)	(2,279,997)	(4,599,360)
Net increase (decrease)	(49,301)	(138,692)	$(341,479)	$(825,714)
Class B
Shares sold	254,109	527,483	$1,696,694	$3,194,512
Shares redeemed	(313,862)	(831,184)	(2,098,734)	(4,925,475)
Net increase (decrease)	(59,753)	(303,701)	$(402,040)	$(1,730,963)
Class C
Shares sold	306,593	395,212	$2,072,060	$2,374,238
Shares redeemed	(190,048)	(749,216)	(1,268,222)	(4,454,466)
Net increase (decrease)	116,545	(354,004)	$803,838	$(2,080,228)
Institutional Class
Shares sold	25,585	56,540	$178,459	$351,953
Shares redeemed	(59,979)	(65,245)	(419,866)	(408,175)
Net increase (decrease)	(34,394)	(8,705)	$(241,407)	$(56,222)

17 Semiannual Report

Advisor Consumer Industries Fund Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2005 to January 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	August 1, 2005 to
	August 1, 2005	January 31, 2006	January 31, 2006
Class A
Actual	$ 1,000.00	$ 1,010.00	$ 7.09
HypotheticalA	$ 1,000.00	$ 1,018.15	$ 7.12
Class T
Actual	$ 1,000.00	$ 1,009.60	$ 8.36
HypotheticalA	$ 1,000.00	$ 1,016.89	$ 8.39
Class B
Actual	$ 1,000.00	$ 1,006.20	$ 10.87
HypotheticalA	$ 1,000.00	$ 1,014.37	$ 10.92
Class C
Actual	$ 1,000.00	$ 1,006.80	$ 10.88
HypotheticalA	$ 1,000.00	$ 1,014.37	$ 10.92
Institutional Class
Actual	$ 1,000.00	$ 1,011.60	$ 5.83
HypotheticalA	$ 1,000.00	$ 1,019.41	$ 5.85

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	1.40%
Class T	1.65%
Class B	2.15%
Class C	2.15%
Institutional Class	1.15%

Consumer Industries

18

Advisor Consumer Industries Fund
Investment Changes

Top Ten Stocks as of January 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Procter & Gamble Co.	6.7	5.8
Google, Inc. Class A (sub. vtg.)	4.2	4.3
PepsiCo, Inc.	3.7	1.4
Target Corp.	3.2	3.2
Wal Mart Stores, Inc.	3.0	3.6
Walt Disney Co.	2.7	1.8
The Coca Cola Co.	2.3	3.2
eBay, Inc.	2.3	2.9
News Corp. Class A	2.3	2.2
Yahoo!, Inc.	2.1	2.8
	32.5

19 Semiannual Report

Advisor Consumer Industries Fund Investments January 31, 2006 (Unaudited) Showing Percentage of Net Assets

Common Stocks 97.9%
	Shares	Value (Note 1)

AUTOMOBILES – 1.1%
Automobile Manufacturers – 0.3%
Thor Industries, Inc.	4,100	$174,865
Motorcycle Manufacturers – 0.8%
Harley Davidson, Inc.	9,100	487,123
TOTAL AUTOMOBILES		661,988

BEVERAGES – 7.8%
Distillers & Vintners – 1.3%
Brown Forman Corp. Class B (non vtg.) .	2,100	148,932
Diageo PLC sponsored ADR	10,600	636,212
		785,144
Soft Drinks – 6.5%
Coca Cola Enterprises, Inc.	15,400	303,996
PepsiCo, Inc.	38,400	2,195,712
The Coca Cola Co.	34,100	1,411,058
		3,910,766

TOTAL BEVERAGES		4,695,910

COMMERCIAL SERVICES & SUPPLIES 0.7%
Commercial Printing – 0.3%
R.R. Donnelley & Sons Co.	4,400	143,440
Diversified Commercial & Professional Services 0.4%
Cendant Corp.	15,000	251,100
TOTAL COMMERCIAL SERVICES & SUPPLIES		394,540

DISTRIBUTORS – 0.3%
Distributors 0.3%
Li & Fung Ltd.	104,000	189,959
DIVERSIFIED CONSUMER SERVICES – 2.7%
Education Services 1.5%
Apollo Group, Inc. Class A (a)	12,700	707,009
Bright Horizons Family Solutions, Inc. (a)	5,154	201,418
		908,427
Specialized Consumer Services 1.2%
Steiner Leisure Ltd. (a)	11,172	433,697
Weight Watchers International, Inc. (a) .	5,500	258,720
		692,417

TOTAL DIVERSIFIED CONSUMER SERVICES		1,600,844

ELECTRICAL EQUIPMENT – 0.7%
Electrical Components & Equipment – 0.7%
Evergreen Solar, Inc. (a)	27,100	418,153
FOOD & STAPLES RETAILING 7.8%
Drug Retail – 2.9%
CVS Corp.	23,900	663,464
Walgreen Co.	24,500	1,060,360
		1,723,824

	Shares	Value (Note 1)
Food Retail – 0.7%
Whole Foods Market, Inc.	6,000	$443,220
Hypermarkets & Super Centers 4.2%
Costco Wholesale Corp.	14,000	698,460
Wal Mart Stores, Inc.	39,580	1,825,034
		2,523,494

TOTAL FOOD & STAPLES RETAILING		4,690,538

FOOD PRODUCTS – 4.3%
Packaged Foods & Meats – 4.3%
Diamond Foods, Inc.	8,400	176,904
Green Mountain Coffee Roasters, Inc. (a)	3,200	122,560
Lindt & Spruengli AG (participation
certificate)	450	850,538
Nestle SA sponsored ADR	16,950	1,244,130
The J.M. Smucker Co.	4,200	182,700
		2,576,832

HOTELS, RESTAURANTS & LEISURE – 12.8%
Casinos & Gaming – 2.4%
Aristocrat Leisure Ltd.	27,700	242,591
Harrah’s Entertainment, Inc.	2,333	171,709
International Game Technology	8,800	314,864
MGM MIRAGE (a)	11,700	433,602
Station Casinos, Inc.	1,900	127,015
WMS Industries, Inc. (a)	4,400	115,236
		1,405,017
Hotels, Resorts & Cruise Lines – 5.2%
Carnival Corp. unit	16,300	843,688
eLong, Inc. sponsored ADR (a)	29,700	362,340
Hilton Hotels Corp.	14,600	363,978
Kerzner International Ltd. (a)	6,200	404,488
Royal Caribbean Cruises Ltd.	12,000	490,800
Starwood Hotels & Resorts Worldwide,
Inc. unit	10,800	656,748
		3,122,042
Leisure Facilities 0.1%
International Speedway Corp. Class A	1,700	80,325
Restaurants 5.1%
Brinker International, Inc.	10,100	411,070
Buffalo Wild Wings, Inc. (a)	25,400	804,926
CBRL Group, Inc.	3,900	171,210
Domino’s Pizza, Inc.	8,800	219,208
McDonald’s Corp.	12,200	427,122
Outback Steakhouse, Inc.	15,700	725,811
Starbucks Corp. (a)	10,000	317,000
		3,076,347

TOTAL HOTELS, RESTAURANTS & LEISURE		7,683,731

See accompanying notes which are an integral part of the financial statements.

Consumer Industries 20

Common Stocks continued
	Shares	Value (Note 1)

HOUSEHOLD PRODUCTS – 7.7%
Household Products – 7.7%
Colgate Palmolive Co.	11,300	$620,257
Procter & Gamble Co.	67,997	4,027,462
		4,647,719

INTERNET & CATALOG RETAIL – 3.6%
Catalog Retail 0.5%
Coldwater Creek, Inc. (a)	16,200	330,480
Internet Retail 3.1%
Blue Nile, Inc. (a)	3,300	123,255
eBay, Inc. (a)	32,200	1,387,820
Priceline.com, Inc. (a)	15,100	332,955
		1,844,030

TOTAL INTERNET & CATALOG RETAIL		2,174,510

INTERNET SOFTWARE & SERVICES – 6.8%
Internet Software & Services 6.8%
Digitas, Inc. (a)	13,300	174,097
Google, Inc. Class A (sub. vtg.) (a)	5,800	2,512,850
Homestore, Inc. (a)	283	1,709
Sina Corp. (a)	6,500	151,255
Yahoo!, Inc. (a)	36,870	1,266,116
		4,106,027

LEISURE EQUIPMENT & PRODUCTS – 3.4%
Leisure Products 3.4%
Brunswick Corp.	12,800	481,152
K2, Inc. (a)	10,400	123,760
MarineMax, Inc. (a)	11,600	365,052
Polaris Industries, Inc.	5,200	283,660
RC2 Corp. (a)	2,900	101,123
SCP Pool Corp.	17,650	703,882
		2,058,629

MEDIA – 10.4%
Advertising 1.7%
JC Decaux SA (a)	4,900	121,720
Omnicom Group, Inc.	11,100	907,869
		1,029,589
Broadcasting & Cable TV – 1.3%
E.W. Scripps Co. Class A	7,900	381,886
Univision Communications, Inc.
Class A (a)	13,200	420,288
		802,174
Movies & Entertainment – 5.2%
Carmike Cinemas, Inc.	6,300	144,333
News Corp. Class A	87,284	1,375,596
Walt Disney Co.	63,200	1,599,592
		3,119,521

	Shares	Value (Note 1)
Publishing – 2.2%
Gannett Co., Inc.	2,580	$159,444
McGraw Hill Companies, Inc.	10,600	541,024
Reuters Group PLC sponsored ADR	4,000	186,720
Washington Post Co. Class B	560	427,269
		1,314,457

TOTAL MEDIA		6,265,741

MULTILINE RETAIL – 8.2%
Department Stores 4.6%
Federated Department Stores, Inc.	9,900	659,637
JCPenney Co., Inc.	7,600	424,080
KarstadtQuelle AG (a)(d)	17,100	367,835
Nordstrom, Inc.	9,300	387,996
Saks, Inc.	10,700	206,617
Sears Holdings Corp. (a)	6,000	728,640
		2,774,805
General Merchandise Stores 3.6%
Family Dollar Stores, Inc.	9,500	227,525
Target Corp.	35,100	1,921,725
		2,149,250

TOTAL MULTILINE RETAIL		4,924,055

PERSONAL PRODUCTS 1.1%
Personal Products 1.1%
Avon Products, Inc.	22,900	648,528
REAL ESTATE 0.5%
Real Estate Investment Trusts 0.5%
MeriStar Hospitality Corp. (a)	26,100	267,786
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.2%
Semiconductors – 0.2%
Intel Corp.	6,100	129,747
SOFTWARE 0.7%
Home Entertainment Software – 0.7%
Activision, Inc. (a)	14,533	208,403
Electronic Arts, Inc. (a)	4,100	223,778
		432,181

SPECIALTY RETAIL – 11.2%
Apparel Retail 3.9%
Aeropostale, Inc. (a)	8,500	256,955
American Eagle Outfitters, Inc.	7,100	191,558
Charlotte Russe Holding, Inc. (a)	6,900	113,022
Chico’s FAS, Inc. (a)	12,000	522,720
DSW, Inc. Class A	100	2,673
Esprit Holdings Ltd.	31,500	269,499
Foot Locker, Inc.	12,200	277,184
Gymboree Corp. (a)	8,700	214,368

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Advisor Consumer Industries Fund
Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value (Note 1)

SPECIALTY RETAIL – CONTINUED
Apparel Retail continued
Hot Topic, Inc. (a)	7,650	$ 109,854
Urban Outfitters, Inc. (a)	14,700	401,457
		2,359,290
Computer & Electronics Retail – 2.0%
Best Buy Co., Inc.	19,150	970,139
Gamestop Corp. Class B (a)	7,100	264,404
		1,234,543
Home Improvement Retail – 2.0%
Lowe’s Companies, Inc. (d)	18,500	1,175,675
Specialty Stores – 3.3%
Guitar Center, Inc. (a)	6,500	348,920
Office Depot, Inc. (a)	16,200	537,030
OfficeMax, Inc.	4,200	119,994
PETsMART, Inc.	4,800	120,288
Sports Authority, Inc. (a)	1,500	55,080
Staples, Inc.	28,050	665,066
Tractor Supply Co. (a)	2,800	143,024
		1,989,402

TOTAL SPECIALTY RETAIL		6,758,910

TEXTILES, APPAREL & LUXURY GOODS – 5.9%
Apparel, Accessories & Luxury Goods 4.3%
Carter’s, Inc. (a)	11,400	775,086
Coach, Inc. (a)	11,200	402,640
Kenneth Cole Productions, Inc. Class A
(sub. vtg.)	3,400	91,256
Liz Claiborne, Inc.	13,300	461,776
Polo Ralph Lauren Corp. Class A	7,800	441,792
Ports Design Ltd.	202,000	254,941
Quiksilver, Inc. (a)	10,400	145,808
		2,573,299

	Shares	Value (Note 1)
Footwear 1.6%
Deckers Outdoor Corp. (a)	5,500	$ 175,615
NIKE, Inc. Class B	9,700	785,215
		960,830

TOTAL TEXTILES, APPAREL & LUXURY GOODS		3,534,129

TOTAL COMMON STOCKS
(Cost $49,796,126)		58,860,457

Money Market Funds 4.5%

Fidelity Cash Central Fund,
4.46% (b)	1,183,401	1,183,401
Fidelity Securities Lending Cash
Central Fund, 4.48% (b)(c)	1,552,840	1,552,840
TOTAL MONEY MARKET FUNDS
(Cost $2,736,241)		2,736,241

TOTAL INVESTMENT PORTFOLIO 102.4%
(Cost $52,532,367)		61,596,698

NET OTHER ASSETS (2.4)%		(1,462,591)
NET ASSETS 100%		$ 60,134,107

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:

Fund	Income received
Fidelity Cash Central Fund	$23,860
Fidelity Securities Lending Cash Central Fund	4,983
Total	$28,843

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	88.4%
Switzerland	3.5%
Panama	1.4%
Bahamas (Nassau)	1.4%
United Kingdom	1.4%
Others (individually less than 1%)	3.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Consumer Industries 22

Advisor Consumer Industries Fund

Financial Statements

Statement of Assets and Liabilities
	January 31, 2006 (Unaudited)

Assets
Investment in securities, at value (in-
cluding securities loaned of
$1,508,044) — See accompany-
ing schedule:
Unaffiliated issuers (cost
$49,796,126)	$58,860,457
Affiliated Central Funds (cost
$2,736,241)	2,736,241
Total Investments (cost $52,532,367)		$61,596,698
Receivable for investments sold		532,521
Receivable for fund shares sold		87,051
Dividends receivable		30,153
Interest receivable		3,056
Prepaid expenses		276
Other affiliated receivables		70
Other receivables		5,177
Total assets		62,255,002

Liabilities
Payable to custodian bank	$40,521
Payable for fund shares redeemed	416,483
Accrued management fee	31,640
Distribution fees payable	31,390
Other affiliated payables	22,373
Other payables and accrued
expenses	25,648
Collateral on securities loaned, at
value	1,552,840
Total liabilities		2,120,895

Net Assets		$60,134,107
Net Assets consist of:
Paid in capital		$49,530,634
Accumulated net investment loss		(196,742)
Accumulated undistributed net real-
ized gain (loss) on investments and
foreign currency transactions		1,735,909
Net unrealized appreciation (de-
preciation) on investments and as-
sets and liabilities in foreign
currencies		9,064,306
Net Assets		$60,134,107

Statement of Assets and Liabilities continued
January 31, 2006 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption
price per share ($18,890,574 ÷
1,132,923 shares)	$16.67
Maximum offering price per share
(100/94.25 of $16.67)	$17.69
Class T:
Net Asset Value and redemption
price per share ($15,672,413 ÷
960,015 shares)	$16.33
Maximum offering price per share
(100/96.50 of $16.33)	$16.92
Class B:
Net Asset Value and offering price
per share ($16,755,523 ÷
1,075,356 shares)A	$15.58
Class C:
Net Asset Value and offering price
per share ($7,518,961 ÷
481,826 shares)A	$15.61

Institutional Class:
Net Asset Value, offering price and
redemption price per share
($1,296,636 ÷ 75,849 shares) .	$17.09
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Advisor Consumer Industries Fund
Financial Statements - continued

Statement of Operations
	Six months ended January 31, 2006 (Unaudited)

Investment Income
Dividends		$306,672
Interest		80
Income from affiliated Central Funds (including $4,983 from security lending)		28,843
Total income		335,595

Expenses
Management fee	$172,203
Transfer agent fees	122,387
Distribution fees	189,016
Accounting and security lending fees	12,591
Independent trustees’ compensation	131
Custodian fees and expenses	3,890
Registration fees	29,529
Audit	22,734
Legal	421
Miscellaneous	1,336
Total expenses before reductions	554,238
Expense reductions	(21,929)	532,309

Net investment income (loss)		(196,714)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,115,964
Foreign currency transactions	101
Total net realized gain (loss)		2,116,065
Change in net unrealized appreciation (depreciation) on:
Investment securities	(1,508,628)
Assets and liabilities in foreign currencies	3
Total change in net unrealized appreciation (depreciation)		(1,508,625)
Net gain (loss)		607,440
Net increase (decrease) in net assets resulting from operations		$410,726

Statement of Changes in Net Assets
	Six months ended	Year ended
	January 31, 2006	July 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(196,714)	$(477,730)
Net realized gain (loss)	2,116,065	171,725
Change in net unrealized appreciation (depreciation)	(1,508,625)	9,733,441
Net increase (decrease) in net assets resulting from operations	410,726	9,427,436
Distributions to shareholders from net realized gain	(441,480)	(1,957,955)
Share transactions - net increase (decrease)	(3,245,477)	3,323,070
Redemption fees	2,743	3,279
Total increase (decrease) in net assets	(3,273,488)	10,795,830

Net Assets
Beginning of period	63,407,595	52,611,765
End of period (including accumulated net investment loss of $196,742 and accumulated net investment loss of $28,
respectively)	$60,134,107	$63,407,595

See accompanying notes which are an integral part of the financial statements.

Consumer Industries 24

Financial Highlights Class A
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 16.62	$ 14.51	$ 13.71	$ 12.71	$ 15.20	$ 15.04
Income from Investment Operations
Net investment income (loss)E	(.02)	(.07)	(.07)	(.04)	(.05)	.01
Net realized and unrealized gain (loss)	19	2.71	.87	1.04	(2.09)	.15
Total from investment operations	17	2.64	.80	1.00	(2.14)	.16
Distributions from net realized gain	(.12)	(.53)	—	—	(.35)	—
Redemption fees added to paid in capitalE	—G	—G	—G	—G	—G	—G
Net asset value, end of period	$ 16.67	$ 16.62	$ 14.51	$ 13.71	$ 12.71	$ 15.20
Total ReturnB,C,D	1.00%	18.85%	5.84%	7.87%	(14.30)%	1.06%
Ratios to Average Net AssetsF
Expenses before reductions	1.44%A	1.47%	1.55%	1.70%	1.69%	1.71%
Expenses net of fee waivers, if any	1.40%A	1.44%	1.50%	1.53%	1.50%	1.50%
Expenses net of all reductions	1.39%A	1.42%	1.45%	1.48%	1.47%	1.49%
Net investment income (loss)	(.28)%A	(.45)%	(.50)%	(.33)%	(.36)%	.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,891	$ 17,887	$ 11,856	$ 9,101	$ 7,209	$ 4,648
Portfolio turnover rate	35%A	66%	152%	88%	136%	77%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

Financial Highlights Class T
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 16.29	$ 14.27	$ 13.51	$ 12.57	$ 15.06	$ 14.93
Income from Investment Operations
Net investment income (loss)E	(.04)	(.11)	(.11)	(.07)	(.09)	(.02)
Net realized and unrealized gain (loss)	20	2.66	.87	1.01	(2.05)	.15
Total from investment operations	16	2.55	.76	.94	(2.14)	.13
Distributions from net realized gain	(.12)	(.53)	—	—	(.35)	—
Redemption fees added to paid in capitalE	—G	—G	—G	—G	—G	—G
Net asset value, end of period	$ 16.33	$ 16.29	$ 14.27	$ 13.51	$ 12.57	$ 15.06
Total ReturnB,C,D	96%	18.52%	5.63%	7.48%	(14.44)%	.87%
Ratios to Average Net AssetsF
Expenses before reductions	1.73%A	1.75%	1.81%	1.87%	1.89%	1.98%
Expenses net of fee waivers, if any	1.65%A	1.69%	1.75%	1.78%	1.75%	1.75%
Expenses net of all reductions	1.63%A	1.67%	1.70%	1.73%	1.72%	1.73%
Net investment income (loss)	(.52)%A	(.70)%	(.74)%	(.58)%	(.61)%	(.17)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,672	$ 16,782	$ 15,555	$ 13,693	$ 12,132	$ 12,899
Portfolio turnover rate	35%A	66%	152%	88%	136%	77%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Financial Highlights Class B
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 15.60	$ 13.75	$ 13.08	$ 12.22	$ 14.73	$ 14.69
Income from Investment Operations
Net investment income (loss)E	(.08)	(.17)	(.18)	(.13)	(.15)	(.10)
Net realized and unrealized gain (loss)	18	2.55	.85	.99	(2.01)	.14
Total from investment operations	10	2.38	.67	.86	(2.16)	.04
Distributions from net realized gain	(.12)	(.53)	—	—	(.35)	—
Redemption fees added to paid in capitalE	—G	—G	—G	—G	—G	—G
Net asset value, end of period	$ 15.58	$ 15.60	$ 13.75	$ 13.08	$ 12.22	$ 14.73
Total ReturnB,C,D	62%	17.97%	5.12%	7.04%	(14.91)%	.27%
Ratios to Average Net AssetsF
Expenses before reductions	2.23%A	2.24%	2.29%	2.37%	2.39%	2.51%
Expenses net of fee waivers, if any	2.15%A	2.19%	2.25%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.14%A	2.16%	2.20%	2.19%	2.22%	2.24%
Net investment income (loss)	(1.03)%A	(1.20)%	(1.25)%	(1.05)%	(1.11)%	(.67)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,756	$ 18,862	$ 17,302	$ 15,944	$ 13,807	$ 13,483
Portfolio turnover rate	35%A	66%	152%	88%	136%	77%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reduc tions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimburse ment by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

Financial Highlights Class C
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 15.62	$ 13.77	$ 13.10	$ 12.24	$ 14.75	$ 14.71
Income from Investment Operations
Net investment income (loss)E	(.08)	(.17)	(.18)	(.13)	(.15)	(.10)
Net realized and unrealized gain (loss)	19	2.55	.85	.99	(2.01)	.14
Total from investment operations	11	2.38	.67	.86	(2.16)	.04
Distributions from net realized gain	(.12)	(.53)	—	—	(.35)	—
Redemption fees added to paid in capitalE	—G	—G	—G	—G	—G	—G
Net asset value, end of period	$ 15.61	$ 15.62	$ 13.77	$ 13.10	$ 12.24	$ 14.75
Total ReturnB,C,D	68%	17.94%	5.11%	7.03%	(14.89)%	.27%
Ratios to Average Net AssetsF
Expenses before reductions	2.15%A	2.17%	2.24%	2.33%	2.35%	2.49%
Expenses net of fee waivers, if any	2.15%A	2.17%	2.24%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.14%A	2.14%	2.19%	2.19%	2.22%	2.24%
Net investment income (loss)	(1.03)%A	(1.18)%	(1.24)%	(1.05)%	(1.11)%	(.67)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,519	$ 8,505	$ 6,992	$ 6,759	$ 5,391	$ 5,504
Portfolio turnover rate	35%A	66%	152%	88%	136%	77%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reduc tions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimburse ment by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Consumer Industries 26

Financial Highlights Institutional Class
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 17.01	$ 14.81	$ 13.95	$ 12.91	$ 15.38	$ 15.18
Income from Investment Operations
Net investment income (loss)D	—F	(.03)	(.04)	(.01)	(.02)	.05
Net realized and unrealized gain (loss)	20	2.76	.90	1.05	(2.10)	.15
Total from investment operations	20	2.73	.86	1.04	(2.12)	.20
Distributions from net realized gain	(.12)	(.53)	—	—	(.35)	—
Redemption fees added to paid in capitalD	—F	—F	—F	—F	—F	—F
Net asset value, end of period	$ 17.09	$ 17.01	$ 14.81	$ 13.95	$ 12.91	$ 15.38
Total ReturnB,C	1.16%	19.08%	6.16%	8.06%	(14.00)%	1.32%
Ratios to Average Net AssetsE
Expenses before reductions	1.21%A	1.26%	1.34%	1.49%	1.39%	1.57%
Expenses net of fee waivers, if any	1.15%A	1.20%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.14%A	1.17%	1.20%	1.19%	1.22%	1.24%
Net investment income (loss)	(.03)%A	(.21)%	(.25)%	(.05)%	(.11)%	.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,297	$ 1,371	$ 907	$ 766	$ 1,215	$ 1,249
Portfolio turnover rate	35%A	66%	152%	88%	136%	77%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Notes to Financial Statements For the period ended January 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Consumer Industries Fund (the fund) is a non diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end manage ment investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transac tions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Pur chases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Consumer Industries

28

1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distrib uting all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions, net operating losses and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:
Unrealized appreciation	$10,630,489
Unrealized depreciation	(1,585,670)
Net unrealized appreciation (depreciation)	$9,044,819
Cost for federal income tax purposes	$52,551,879

Short Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (in cluding accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $10,255,233 and $14,296,627, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly manage ment fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

29 Semiannual Report

Notes to Financial Statements (Unaudited) continued

4. Fees and Other Transactions with Affiliates continued

Distribution and Service Plan continued
	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$22,729	$—
Class T	25%	.25%	38,974	—
Class B	75%	.25%	87,474	65,606
Class C	75%	.25%	39,839	6,691
			$189,016	$72,297

Sales Load. FDC receives a front end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and ..25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:
Retained
by FDC
Class A	$14,575
Class T	2,965
Class B*	27,487
Class C*	91
$45,118
* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$35,412	.39*
Class T	33,257	.43*
Class B	37,062	.42*
Class C	14,035	.35*
Institutional Class	2,621	.41*

	$122,387
* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $472 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Consumer Industries

30

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:
	Expense	Reimbursement
	Limitations	from adviser
Class A	1.40%	$3,843
Class T	1.65%	6,071
Class B	2.15%	6,572
Class C	2.15%	164
Institutional Class	1.15%	412

		$17,062

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $3,997 for the period. In addition, through arrangements with each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction
Class T	$870

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended	Year ended
	January 31,	July 31,
	2006	2005
From net realized gain
Class A	$129,938	$428,722
Class T	112,177	574,417
Class B	130,928	656,667
Class C	59,730	265,179
Institutional Class	8,707	32,970
Total	$441,480	$1,957,955

31 Semiannual Report

Notes to Financial Statements (Unaudited) continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	January 31,	July 31,	January 31,	July 31,
	2006	2005	2006	2005
Class A
Shares sold	225,242	482,465	$3,643,852	$7,543,570
Reinvestment of distributions	7,092	26,992	116,631	380,585
Shares redeemed	(175,706)	(250,204)	(2,837,183)	(3,816,608)
Net increase (decrease)	56,628	259,253	$923,300	$4,107,547
Class T
Shares sold	122,442	253,353	$1,948,507	$3,867,037
Reinvestment of distributions	6,480	38,833	104,319	538,224
Shares redeemed	(198,837)	(352,192)	(3,147,572)	(5,340,776)
Net increase (decrease)	(69,915)	(60,006)	$(1,094,746)	$(935,515)
Class B
Shares sold	73,164	244,951	$1,099,820	$3,583,578
Reinvestment of distributions	7,467	43,290	114,882	576,619
Shares redeemed	(214,692)	(337,303)	(3,257,377)	(4,889,935)
Net increase (decrease)	(134,061)	(49,062)	$(2,042,675)	$(729,738)
Class C
Shares sold	38,856	159,223	$594,101	$2,344,716
Reinvestment of distributions	3,123	16,994	48,106	226,706
Shares redeemed	(104,677)	(139,563)	(1,597,511)	(2,002,889)
Net increase (decrease)	(62,698)	36,654	$(955,304)	$568,533
Institutional Class
Shares sold	7,163	26,159	$119,482	$423,819
Reinvestment of distributions	433	1,868	7,305	26,919
Shares redeemed	(12,295)	(8,711)	(202,839)	(138,495)
Net increase (decrease)	(4,699)	19,316	$(76,052)	$312,243

Consumer Industries

32

Advisor Cyclical Industries Fund Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2005 to January 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	August 1, 2005 to
	August 1, 2005	January 31, 2006	January 31, 2006
Class A
Actual	$ 1,000.00	$ 1,100.70	$ 6.88
HypotheticalA	$ 1,000.00	$ 1,018.65	$ 6.61
Class T
Actual	$ 1,000.00	$ 1,099.10	$ 8.10
HypotheticalA	$ 1,000.00	$ 1,017.49	$ 7.78
Class B
Actual	$ 1,000.00	$ 1,096.40	$ 10.94
HypotheticalA	$ 1,000.00	$ 1,014.77	$ 10.51
Class C
Actual	$ 1,000.00	$ 1,096.80	$ 10.68
HypotheticalA	$ 1,000.00	$ 1,015.02	$ 10.26
Institutional Class
Actual	$ 1,000.00	$ 1,102.60	$ 5.03
HypotheticalA	$ 1,000.00	$ 1,020.42	$ 4.84

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	1.30%
Class T	1.53%
Class B	2.07%
Class C	2.02%
Institutional Class	95%

33 33 Semiannual Report

Advisor Cyclical Industries Fund
Investment Changes

Top Ten Stocks as of January 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
General Electric Co.	7.5	2.6
Fluor Corp.	4.6	1.9
Tyco International Ltd.	3.1	3.3
United Technologies Corp.	3.0	1.6
3M Co.	2.9	2.1
Honeywell International, Inc.	2.5	3.3
Caterpillar, Inc.	2.2	2.1
Norfolk Southern Corp.	2.0	1.8
Lockheed Martin Corp.	1.9	0.7
Canadian National Railway Co.	1.9	1.1
	31.6

Cyclical Industries 34

Advisor Cyclical Industries Fund Investments January 31, 2006 (Unaudited) Showing Percentage of Net Assets

Common Stocks 99.2%
	Shares	Value (Note 1)

AEROSPACE & DEFENSE – 15.9%
Aerospace & Defense 15.9%
Alliant Techsystems, Inc. (a)	3,200	$248,000
Aviall, Inc. (a)	27,800	960,768
Ceradyne, Inc. (a)	8,900	509,436
General Dynamics Corp.	24,900	2,897,364
Goodrich Corp.	21,900	862,203
Hexcel Corp. (a)	45,500	949,585
Honeywell International, Inc.	113,500	4,360,670
L 3 Communications Holdings, Inc.	18,400	1,490,768
Lockheed Martin Corp.	49,700	3,362,205
Meggitt PLC	68,000	438,511
NCI, Inc. Class A	2,400	32,784
Precision Castparts Corp.	29,700	1,483,515
Raytheon Co.	9,800	401,506
Rockwell Collins, Inc.	14,940	700,985
Rolls Royce Group PLC	47,423	366,136
The Boeing Co.	47,500	3,244,725
United Technologies Corp.	87,400	5,101,538
		27,410,699

AIR FREIGHT & LOGISTICS – 3.2%
Air Freight & Logistics – 3.2%
C.H. Robinson Worldwide, Inc.	18,700	756,602
Expeditors International of Washington,
Inc.	9,000	661,860
FedEx Corp.	13,100	1,325,065
Forward Air Corp.	10,120	394,680
Hub Group, Inc. Class A (a)	23,136	979,810
UTI Worldwide, Inc.	13,500	1,413,855
		5,531,872

AIRLINES 2.1%
Airlines – 2.1%
AirTran Holdings, Inc. (a)	133,000	2,253,020
JetBlue Airways Corp. (a)	100	1,304
Midwest Air Group, Inc. (a)(d)	36,600	179,340
Ryanair Holdings PLC sponsored ADR (a)	5,700	312,018
US Airways Group, Inc. (a)	27,500	806,850
		3,552,532

AUTO COMPONENTS – 1.6%
Auto Parts & Equipment 1.6%
Amerigon, Inc. (a)	131,958	653,192
BorgWarner, Inc.	12,400	683,612
Johnson Controls, Inc.	21,600	1,495,584
		2,832,388

AUTOMOBILES – 1.9%
Automobile Manufacturers – 1.9%
Ford Motor Co.	191,600	1,643,928

	Shares	Value (Note 1)
General Motors Corp. (d)	48,700	$ 1,171,722
Toyota Motor Corp. sponsored ADR	3,500	362,985
		3,178,635

BUILDING PRODUCTS – 1.3%
Building Products – 1.3%
American Standard Companies, Inc.	37,800	1,360,800
Masco Corp.	28,200	836,130
		2,196,930

CHEMICALS – 13.2%
Commodity Chemicals – 1.7%
Celanese Corp. Class A	13,100	268,157
Georgia Gulf Corp.	29,900	1,022,580
NOVA Chemicals Corp.	15,600	541,025
Pioneer Companies, Inc. (a)	13,600	421,600
Westlake Chemical Corp.	22,500	706,500
		2,959,862
Diversified Chemicals – 3.6%
Ashland, Inc.	21,200	1,397,504
Dow Chemical Co.	49,200	2,081,160
E.I. du Pont de Nemours & Co.	31,900	1,248,885
FMC Corp. (a)	25,700	1,449,994
		6,177,543
Fertilizers & Agricultural Chemicals	2.2%
Agrium, Inc.	29,700	706,677
Monsanto Co.	21,600	1,827,576
Mosaic Co. (a)	27,251	421,300
Potash Corp. of Saskatchewan	6,000	539,971
The Scotts Co. Class A	4,800	237,600
		3,733,124
Industrial Gases 2.8%
Air Products & Chemicals, Inc.	26,300	1,622,447
Airgas, Inc.	42,500	1,648,150
Praxair, Inc.	30,300	1,596,204
		4,866,801
Specialty Chemicals – 2.9%
Albemarle Corp.	20,900	914,793
Chemtura Corp.	90,594	1,138,767
Cytec Industries, Inc.	16,700	828,320
Ecolab, Inc.	32,400	1,160,244
Lubrizol Corp.	200	9,148
Minerals Technologies, Inc.	200	11,174
Rohm & Haas Co.	20,000	1,018,000
		5,080,446

TOTAL CHEMICALS		22,817,776

COMMERCIAL SERVICES & SUPPLIES 2.7%
Diversified Commercial & Professional Services 0.2%
The Brink’s Co.	8,400	446,880
Environmental & Facility Services – 1.4%
Republic Services, Inc.	10,000	378,500

See accompanying notes which are an integral part of the financial statements.

35 Semiannual Report

Advisor Cyclical Industries Fund Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value (Note 1)

COMMERCIAL SERVICES & SUPPLIES – CONTINUED
Environmental & Facility Services – continued
Waste Connections, Inc. (a)	14,550	$508,377
Waste Management, Inc.	48,100	1,518,998
		2,405,875
Human Resource & Employment Services – 1.1%
CDI Corp.	37,800	1,030,806
Robert Half International, Inc.	21,900	800,007
		1,830,813

TOTAL COMMERCIAL SERVICES & SUPPLIES		4,683,568

COMMUNICATIONS EQUIPMENT – 1.0%
Communications Equipment – 1.0%
Dycom Industries, Inc. (a)	16,600	409,356
Harris Corp.	26,900	1,248,967
		1,658,323

CONSTRUCTION & ENGINEERING – 9.5%
Construction & Engineering – 9.5%
Chicago Bridge & Iron Co. NV (NY
Shares)	38,000	1,172,300
Comfort Systems USA, Inc.	42,200	443,522
Fluor Corp.	91,200	8,021,040
Jacobs Engineering Group, Inc. (a)	6,300	525,231
Perini Corp. (a)	80,100	2,205,153
Shaw Group, Inc. (a)	81,200	2,892,344
SNC Lavalin Group, Inc.	17,100	1,182,339
		16,441,929

CONSTRUCTION MATERIALS 0.5%
Construction Materials – 0.5%
Martin Marietta Materials, Inc.	3,200	271,296
Vulcan Materials Co.	8,600	618,168
		889,464

CONTAINERS & PACKAGING 0.3%
Metal & Glass Containers 0.3%
Crown Holdings, Inc. (a)	16,200	303,102
Owens Illinois, Inc. (a)	11,000	241,890
		544,992

DIVERSIFIED CONSUMER SERVICES – 0.1%
Education Services 0.1%
Education Management Corp. (a)	6,300	192,906
ELECTRICAL EQUIPMENT – 2.4%
Electrical Components & Equipment – 2.1%
AMETEK, Inc.	5,900	242,726
Cooper Industries Ltd. Class A	12,900	1,053,285
Emerson Electric Co.	3,400	263,330
Rockwell Automation, Inc.	22,000	1,453,540

	Shares	Value (Note 1)
Roper Industries, Inc.	7,300	$294,555
Thomas & Betts Corp. (a)	4,900	218,785
		3,526,221
Heavy Electrical Equipment – 0.3%
Vestas Wind Systems AS (a)(d)	26,600	524,048

TOTAL ELECTRICAL EQUIPMENT		4,050,269

ELECTRONIC EQUIPMENT & INSTRUMENTS – 0.1%
Electronic Equipment & Instruments – 0.1%
FARO Technologies, Inc. (a)	12,200	194,346
HEALTH CARE EQUIPMENT & SUPPLIES – 0.1%
Health Care Equipment 0.1%
Varian, Inc. (a)	2,700	103,599
HOUSEHOLD DURABLES – 4.1%
Homebuilding – 4.1%
D.R. Horton, Inc.	38,900	1,451,748
KB Home	30,700	2,339,340
Pulte Homes, Inc.	23,000	917,700
Ryland Group, Inc.	26,900	1,946,484
Toll Brothers, Inc. (a)	13,200	448,800
		7,104,072

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.3%
Independent Power & Energy Trade 0.3%
Mirant Corp. (a)	15,400	431,200
INDUSTRIAL CONGLOMERATES 14.5%
Industrial Conglomerates 14.5%
3M Co.	67,660	4,922,265
General Electric Co.	393,400	12,883,850
Smiths Group PLC	44,900	792,359
Textron, Inc.	11,300	954,398
Tyco International Ltd.	206,900	5,389,745
		24,942,617

IT SERVICES – 0.1%
IT Consulting & Other Services – 0.1%
SI International, Inc. (a)	6,100	185,501
MACHINERY – 9.2%
Construction & Farm Machinery & Heavy Trucks – 6.4%
AGCO Corp. (a)	45,100	812,251
American Railcar Industries, Inc.	200	5,976
Bucyrus International, Inc. Class A	16,100	985,159
Caterpillar, Inc.	56,900	3,863,510
Deere & Co.	21,500	1,542,840
Joy Global, Inc.	21,700	1,172,668
Manitowoc Co., Inc.	20,300	1,349,950
Navistar International Corp. (a)	14,940	406,368
Samsung Heavy Industries Ltd.	890	14,372
Toro Co.	13,200	583,572
Wabash National Corp	12,300	262,359
		10,999,025

See accompanying notes which are an integral part of the financial statements.

Cyclical Industries 36

Common Stocks continued
	Shares	Value (Note 1)

MACHINERY – CONTINUED
Industrial Machinery – 2.8%
Actuant Corp. Class A	1,800	$ 103,050
Badger Meter, Inc.	9,700	503,236
Briggs & Stratton Corp.	10,500	365,295
Danaher Corp.	26,600	1,506,624
Dover Corp.	17,200	789,996
ITT Industries, Inc.	8,000	820,000
Pentair, Inc.	8,300	318,720
Schindler Holding AG	975	422,951
		4,829,872

TOTAL MACHINERY		15,828,897

MARINE 1.3%
Marine – 1.3%
Alexander & Baldwin, Inc.	5,120	269,158
Camillo Eitzen & Co. ASA	36,500	374,510
Odfjell ASA (A Shares)	39,500	783,860
Stolt Nielsen SA	23,200	781,274
		2,208,802

METALS & MINING – 3.8%
Steel 3.8%
Allegheny Technologies, Inc.	47,600	2,468,060
Carpenter Technology Corp.	11,100	1,005,216
IPSCO, Inc.	5,000	464,243
Nucor Corp.	12,500	1,052,875
Oregon Steel Mills, Inc. (a)	26,300	1,082,771
United States Steel Corp.	9,200	549,700
		6,622,865

OIL, GAS & CONSUMABLE FUELS 1.1%
Coal & Consumable Fuels 0.4%
CONSOL Energy, Inc.	6,100	444,690
Massey Energy Co.	6,400	264,000
		708,690
Oil & Gas Storage & Transport 0.7%
OMI Corp.	33,400	586,504
Overseas Shipholding Group, Inc.	11,300	582,854
		1,169,358

TOTAL OIL, GAS & CONSUMABLE FUELS		1,878,048

REAL ESTATE 0.2%
Real Estate Investment Trusts 0.2%
Potlatch Corp. (a)	7,700	394,471
ROAD & RAIL – 7.0%
Railroads 6.0%
Burlington Northern Santa Fe Corp.	38,100	3,052,572
Canadian National Railway Co.	36,700	3,318,934
	Shares	Value (Note 1)
Kansas City Southern (a)	22,300	$ 579,354
Norfolk Southern Corp.	68,200	3,399,088
		10,349,948
Trucking 1.0%
Laidlaw International, Inc.	17,300	470,560
Landstar System, Inc.	22,608	956,318
Old Dominion Freight Lines, Inc. (a)	12,200	348,188
		1,775,066

TOTAL ROAD & RAIL		12,125,014

SPECIALTY RETAIL – 0.3%
Computer & Electronics Retail – 0.0%
Gamestop Corp. Class B (a)	2,300	85,652
Home Improvement Retail – 0.3%
Sherwin Williams Co.	8,600	454,940
TOTAL SPECIALTY RETAIL		540,592

TRADING COMPANIES & DISTRIBUTORS – 1.4%
Trading Companies & Distributors – 1.4%
H&E Equipment Services, Inc.	600	13,860
Watsco, Inc.	6,300	445,662
WESCO International, Inc. (a)	40,600	1,945,958
		2,405,480

TOTAL COMMON STOCKS
(Cost $142,108,929)		170,947,787

Money Market Funds 2.0%

Fidelity Cash Central Fund, 4.46% (b)	1,876,608	1,876,608
Fidelity Securities Lending Cash
Central Fund, 4.48% (b)(c)	1,663,100	1,663,100
TOTAL MONEY MARKET FUNDS
(Cost $3,539,708)		3,539,708

TOTAL INVESTMENT PORTFOLIO 101.2%
(Cost $145,648,637)		174,487,495

NET OTHER ASSETS (1.2)%		(2,149,487)
NET ASSETS 100%		$ 172,338,008

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

See accompanying notes which are an integral part of the financial statements.

37 Semiannual Report

Advisor Cyclical Industries Fund Investments (Unaudited) - continued

Affiliated Central Funds

Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:

Fund	Income received
Fidelity Cash Central Fund	$41,535
Fidelity Securities Lending Cash Central Fund	7,048
Total	$48,583

See accompanying notes which are an integral part of the financial statements.

Cyclical Industries 38

Advisor Cyclical Industries Fund

Financial Statements

Statement of Assets and Liabilities
	January 31, 2006 (Unaudited)

Assets
Investment in securities, at value
(including securities loaned of
$1,621,556) — See accompanying
schedule:
Unaffiliated issuers
(cost $142,108,929)	$170,947,787
Affiliated Central Funds
(cost $3,539,708)	3,539,708
Total Investments (cost $145,648,637)		$174,487,495
Cash		168
Foreign currency held at value
(cost $4)		4
Receivable for investments sold		853,015
Receivable for fund shares sold		681,308
Dividends receivable		97,264
Interest receivable		10,371
Prepaid expenses		584
Other affiliated receivables		10
Other receivables		31,878
Total assets		176,162,097

Liabilities
Payable for investments purchased	$1,646,229
Payable for fund shares redeemed	282,428
Accrued management fee	78,078
Distribution fees payable	79,079
Other affiliated payables	47,057
Other payables and accrued expenses	28,118
Collateral on securities loaned, at
value	1,663,100
Total liabilities		3,824,089

Net Assets		$172,338,008
Net Assets consist of:
Paid in capital		$139,540,991
Accumulated net investment loss		(186,756)
Accumulated undistributed net realized
gain (loss) on investments and for-
eign currency transactions		4,144,872
Net unrealized appreciation (depreci-
ation) on investments and assets and
liabilities in foreign currencies		28,838,901
Net Assets		$172,338,008

Statement of Assets and Liabilities continued
January 31, 2006 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption
price per share ($57,566,599 ÷
2,558,671 shares)	$22.50
Maximum offering price per share
(100/94.25 of $22.50)	$23.87
Class T:
Net Asset Value and redemption
price per share ($48,156,835 ÷
2,167,276 shares)	$22.22
Maximum offering price per share
(100/96.50 of $22.22)	$23.03
Class B:
Net Asset Value and offering price
per share ($34,861,907 ÷
1,626,728 shares)A	$21.43
Class C:
Net Asset Value and offering price
per share ($25,510,243 ÷
1,182,833 shares)A	$21.57

Institutional Class:
Net Asset Value, offering price and
redemption price per share
($6,242,424 ÷ 270,410 shares)	$23.09

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

39 Semiannual Report

Advisor Cyclical Industries Fund
Financial Statements - continued

Statement of Operations
	Six months ended January 31, 2006 (Unaudited)

Investment Income
Dividends		$922,481
Interest		94
Income from affiliated Central Funds (including $7,048 from security lending)		48,583
Total income		971,158

Expenses
Management fee	$420,135
Transfer agent fees	241,156
Distribution fees	432,912
Accounting and security lending fees	30,513
Independent trustees’ compensation	305
Custodian fees and expenses	10,775
Registration fees	35,949
Audit	22,912
Legal	825
Miscellaneous	1,521
Total expenses before reductions	1,197,003
Expense reductions	(39,104)	1,157,899

Net investment income (loss)		(186,741)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,461,119
Foreign currency transactions	2,644
Total net realized gain (loss)		5,463,763
Change in net unrealized appreciation (depreciation) on:
Investment securities	9,972,263
Assets and liabilities in foreign currencies	(57)
Total change in net unrealized appreciation (depreciation)		9,972,206
Net gain (loss)		15,435,969
Net increase (decrease) in net assets resulting from operations		$15,249,228

Statement of Changes in Net Assets
	Six months ended	Year ended
	January 31, 2006	July 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (186,741)	$ (263,519)
Net realized gain (loss)	5,463,763	8,599,225
Change in net unrealized appreciation (depreciation)	9,972,206	12,830,783
Net increase (decrease) in net assets resulting from operations	15,249,228	21,166,489
Distributions to shareholders from net realized gain	(7,122,674)	(3,376,455)
Share transactions - net increase (decrease)	26,598,843	68,385,639
Redemption fees	5,233	12,053
Total increase (decrease) in net assets	34,730,630	86,187,726

Net Assets
Beginning of period	137,607,378	51,419,652
End of period (including accumulated net investment loss of $186,756 and accumulated net investment loss of $15,
respectively)	$ 172,338,008	$ 137,607,378

See accompanying notes which are an integral part of the financial statements.

Cyclical Industries 40

Financial Highlights Class A
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 21.53	$ 18.10	$ 14.15	$ 12.75	$ 15.15	$ 13.56
Income from Investment Operations
Net investment income (loss)E		01.02	(.02)	.06	(.04)	.04
Net realized and unrealized gain (loss)	2.04	4.35	3.96	1.36	(2.37)	1.98
Total from investment operations	2.05	4.37	3.94	1.42	(2.41)	2.02
Distributions from net investment income	—	—	—	(.02)	—	(.04)
Distributions from net realized gain	(1.08)	(.94)	—	—	—	(.40)
Total distributions	(1.08)	(.94)	—	(.02)	—	(.44)
Redemption fees added to paid in capitalE	—G	—G	.01	—G	.01	.01
Net asset value, end of period	$22.50	$ 21.53	$ 18.10	$ 14.15	$ 12.75	$ 15.15
Total ReturnB,C,D	10.07%	25.04%	27.92%	11.16%	(15.84)%	15.27%
Ratios to Average Net AssetsF
Expenses before reductions	1.30%A	1.34%	1.65%	1.99%	1.83%	2.59%
Expenses net of fee waivers, if any	1.30%A	1.34%	1.50%	1.53%	1.50%	1.50%
Expenses net of all reductions	1.24%A	1.29%	1.47%	1.46%	1.49%	1.49%
Net investment income (loss)	07%A	.09%	(.12)%	.46%	(.25)%	.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,567	$ 40,264	$ 12,612	$ 4,272	$ 3,160	$ 2,270
Portfolio turnover rate	139%A	116%	106%	149%	45%	78%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

Financial Highlights Class T
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 21.27	$ 17.90	$ 14.02	$ 12.66	$ 15.09	$ 13.48
Income from Investment Operations
Net investment income (loss)E	(.02)	(.03)	(.06)	.03	(.07)	—G
Net realized and unrealized gain (loss)	2.01	4.31	3.93	1.34	(2.36)	2.00
Total from investment operations	1.99	4.28	3.87	1.37	(2.43)	2.00
Distributions from net investment income	—	—	—	(.01)	—	(.01)
Distributions from net realized gain	(1.04)	(.91)	—	—	—	(.39)
Total distributions	(1.04)	(.91)	—	(.01)	—	(.40)
Redemption fees added to paid in capitalE	—G	—G	.01	—G	—G	.01
Net asset value, end of period	$ 22.22	$ 21.27	$ 17.90	$ 14.02	$ 12.66	$ 15.09
Total ReturnB,C,D	9.91%	24.78%	27.67%	10.84%	(16.10)%	15.18%
Ratios to Average Net AssetsF
Expenses before reductions	1.53%A	1.57%	1.90%	2.25%	2.07%	2.85%
Expenses net of fee waivers, if any	1.53%A	1.57%	1.75%	1.78%	1.75%	1.75%
Expenses net of all reductions	1.47%A	1.52%	1.72%	1.71%	1.74%	1.74%
Net investment income (loss)	(.16)%A	(.14)%	(.36)%	.22%	(.50)%	.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,157	$ 40,126	$ 13,089	$ 5,493	$ 6,216	$ 5,654
Portfolio turnover rate	139%A	116%	106%	149%	45%	78%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

41 Semiannual Report

Financial Highlights Class B
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 20.55	$ 17.27	$ 13.61	$ 12.33	$ 14.77	$ 13.25
Income from Investment Operations
Net investment income (loss)E	(.07)	(.13)	(.14)	(.03)	(.14)	(.07)
Net realized and unrealized gain (loss)	1.94	4.17	3.79	1.31	(2.30)	1.95
Total from investment operations	1.87	4.04	3.65	1.28	(2.44)	1.88
Distributions from net realized gain	(.99)	(.76)	—	—	—	(.37)
Redemption fees added to paid in capitalE	—G	—G	.01	—G	—G	.01
Net asset value, end of period	$ 21.43	$ 20.55	$ 17.27	$ 13.61	$ 12.33	$ 14.77
Total ReturnB,C,D	9.64%	24.12%	26.89%	10.38%	(16.52)%	14.51%
Ratios to Average Net AssetsF
Expenses before reductions	2.07%A	2.11%	2.37%	2.68%	2.58%	3.39%
Expenses net of fee waivers, if any	2.07%A	2.11%	2.25%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.01%A	2.07%	2.22%	2.18%	2.24%	2.24%
Net investment income (loss)	(.70)%A	(.68)%	(.87)%	(.26)%	(1.00)%	(.47)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,862	$ 32,242	$ 14,722	$ 9,005	$ 9,008	$ 5,674
Portfolio turnover rate	139%A	116%	106%	149%	45%	78%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reduc tions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimburse ment by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

Financial Highlights Class C
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 20.68	$ 17.36	$ 13.67	$ 12.39	$ 14.84	$ 13.26
Income from Investment Operations
Net investment income (loss)E	(.06)	(.12)	(.14)	(.03)	(.14)	(.07)
Net realized and unrealized gain (loss)	1.95	4.19	3.82	1.31	(2.31)	2.00
Total from investment operations	1.89	4.07	3.68	1.28	(2.45)	1.93
Distributions from net realized gain	(1.00)	(.75)	—	—	—	(.35)
Redemption fees added to paid in capitalE	—G	—G	.01	—G	—G	—G
Net asset value, end of period	$ 21.57	$ 20.68	$ 17.36	$ 13.67	$ 12.39	$ 14.84
Total ReturnB,C,D	9.68%	24.16%	26.99%	10.33%	(16.51)%	14.78%
Ratios to Average Net AssetsF
Expenses before reductions	2.02%A	2.07%	2.28%	2.57%	2.49%	3.36%
Expenses net of fee waivers, if any	2.02%A	2.07%	2.25%	2.25%	2.25%	2.25%
Expenses net of all reductions	1.96%A	2.02%	2.22%	2.18%	2.24%	2.24%
Net investment income (loss)	(.65)%A	(.64)%	(.87)%	(.26)%	(1.00)%	(.47)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,510	$ 20,595	$ 9,507	$ 5,307	$ 5,143	$ 2,847
Portfolio turnover rate	139%A	116%	106%	149%	45%	78%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reduc tions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimburse ment by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Cyclical Industries 42

Financial Highlights Institutional Class
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 22.06	$ 18.48	$ 14.41	$ 12.96	$ 15.37	$ 13.70
Income from Investment Operations
Net investment income (loss)D		04.07	.02	.09	—F	.08
Net realized and unrealized gain (loss)	2.10	4.46	4.04	1.39	(2.41)	2.05
Total from investment operations	2.14	4.53	4.06	1.48	(2.41)	2.13
Distributions from net investment income	—	—	—	(.03)	—	(.07)
Distributions from net realized gain	(1.11)	(.95)	—	—	—	(.40)
Total distributions	(1.11)	(.95)	—	(.03)	—	(.47)
Redemption fees added to paid in capitalD	—F	—F	.01	—F	—F	.01
Net asset value, end of period	$ 23.09	$ 22.06	$ 18.48	$ 14.41	$ 12.96	$ 15.37
Total ReturnB,C	10.26%	25.41%	28.24%	11.46%	(15.68)%	15.95%
Ratios to Average Net AssetsE
Expenses before reductions	95%A	1.06%	1.38%	1.55%	1.45%	2.27%
Expenses net of fee waivers, if any	95%A	1.06%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	90%A	1.01%	1.22%	1.18%	1.24%	1.24%
Net investment income (loss)	42%A	.37%	.13%	.74%	%	.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,242	$ 4,379	$ 1,490	$ 1,156	$ 2,104	$ 1,751
Portfolio turnover rate	139%A	116%	106%	149%	45%	78%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrange ments or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

43 Semiannual Report

Notes to Financial Statements For the period ended January 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Cyclical Industries Fund (the fund) is a non diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end manage ment investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Ivestments in open end mutual funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transac tions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Pur chases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Cyclical Industries

44

1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distrib uting all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions, deferred trustees compensation, net operating losses, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$31,337,381
Unrealized depreciation	(2,926,981)
Net unrealized appreciation (depreciation)	$28,410,400
Cost for federal income tax purposes	$146,077,095

Short Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (in cluding accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $121,344,183 and $102,336,154, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly manage ment fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and

45 Semiannual Report

Notes to Financial Statements (Unaudited) continued

4. Fees and Other Transactions with Affiliates continued
Distribution and Service Plan continued

providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$57,997	$—
Class T	25%	.25%	103,554	—
Class B	75%	.25%	162,469	121,852
Class C	75%	.25%	108,892	41,619

			$432,912	$163,471

Sales Load. FDC receives a front end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and ..25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:
Retained
by FDC
Class A	$63,840
Class T	6,735
Class B*	32,214
Class C*	2,066
$104,855

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$77,646	.34*
Class T	65,634	.32*
Class B	58,023	.36*
Class C	33,236	.31*
Institutional Class	6,617	.24*

	$241,156
* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9,575 for the period.

Cyclical Industries

46

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $38,740 for the period. In addition, through arrangements with the fund’s custo dian, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $364.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:
	Six months ended	Year ended
	January 31,	July 31,
	2006	2005
From net realized gain
Class A	$2,209,360	$1,008,608
Class T	1,993,493	1,078,512
Class B	1,594,918	740,358
Class C	1,032,610	457,235
Institutional Class	292,293	91,742
Total	$7,122,674	$3,376,455

47 Semiannual Report

Notes to Financial Statements (Unaudited) continued

10. Share Transactions.

Transactions for each class of shares were as follows:
	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	January 31,	July 31,	January 31,	July 31,
	2006	2005	2006	2005
Class A
Shares sold	869,463	1,834,275	$ 18,176,845	$ 35,637,759
Reinvestment of distributions	97,418	37,514	1,982,935	702,375
Shares redeemed	(278,241)	(698,605)	(5,798,556)	(13,721,410)
Net increase (decrease)	688,640	1,173,184	$ 14,361,224	$ 22,618,724
Class T
Shares sold	474,479	1,414,958	$ 9,838,239	$ 26,674,948
Reinvestment of distributions	95,171	55,963	1,914,596	1,036,099
Shares redeemed	(289,165)	(315,493)	(5,954,188)	(6,149,352)
Net increase (decrease)	280,485	1,155,428	$ 5,798,647	$ 21,561,695
Class B
Shares sold	242,473	1,024,205	$ 4,832,469	$ 19,088,560
Reinvestment of distributions	68,365	34,674	1,329,364	620,788
Shares redeemed	(252,984)	(342,241)	(5,041,724)	(6,386,553)
Net increase (decrease)	57,854	716,638	$ 1,120,109	$ 13,322,795
Class C
Shares sold	279,132	649,529	$ 5,618,550	$ 12,242,436
Reinvestment of distributions	42,649	19,147	834,525	344,742
Shares redeemed	(134,930)	(220,294)	(2,690,890)	(4,110,203)
Net increase (decrease)	186,851	448,382	$ 3,762,185	$ 8,476,975
Institutional Class
Shares sold	132,314	168,340	$ 2,835,973	$ 3,418,465
Reinvestment of distributions	7,337	3,419	152,999	65,261
Shares redeemed	(67,776)	(53,860)	(1,432,294)	(1,078,276)
Net increase (decrease)	71,875	117,899	$ 1,556,678	$ 2,405,450

Cyclical Industries

48

Advisor Developing Communications Fund Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2005 to January 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	August 1, 2005 to
	August 1, 2005	January 31, 2006	January 31, 2006
Class A
Actual	$ 1,000.00	$ 1,154.50	$ 7.60
HypotheticalA	$ 1,000.00	$ 1,018.15	$ 7.12
Class T
Actual	$ 1,000.00	$ 1,153.70	$ 8.96
HypotheticalA	$ 1,000.00	$ 1,016.89	$ 8.39
Class B
Actual	$ 1,000.00	$ 1,150.50	$ 11.65
HypotheticalA	$ 1,000.00	$ 1,014.37	$ 10.92
Class C
Actual	$ 1,000.00	$ 1,150.50	$ 11.65
HypotheticalA	$ 1,000.00	$ 1,014.37	$ 10.92
Institutional Class
Actual	$ 1,000.00	$ 1,156.60	$ 6.25
HypotheticalA	$ 1,000.00	$ 1,019.41	$ 5.85

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	1.40%
Class T	1.65%
Class B	2.15%
Class C	2.15%
Institutional Class	1.15%

49 49 Semiannual Report

Advisor Developing Communications Fund
Investment Changes

Top Ten Stocks as of January 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
QUALCOMM, Inc.	7.0	8.1
Nortel Networks Corp.	6.3	0.0
Google, Inc. Class A (sub. vtg.)	6.1	5.2
Sprint Nextel Corp.	5.6	0.0
Corning, Inc.	4.9	6.2
Motorola, Inc.	4.9	2.9
Alcatel SA sponsored ADR	3.6	0.0
Crown Castle International Corp.	3.3	0.0
Lucent Technologies, Inc.	3.1	0.0
F5 Networks, Inc.	2.9	2.0
	47.7

Developing Communications 50

Advisor Developing Communications Fund Investments January 31, 2006 (Unaudited) Showing Percentage of Net Assets

Common Stocks 98.3%
	Shares	Value (Note 1)

COMMERCIAL SERVICES & SUPPLIES 0.5%
Diversified Commercial & Professional Services 0.5%
Tele Atlas NV (a)	2,200	$59,943
COMMUNICATIONS EQUIPMENT – 60.2%
Communications Equipment – 60.2%
3Com Corp. (a)	10,700	48,899
ADC Telecommunications, Inc. (a)	4,000	101,440
Adtran, Inc.	200	5,866
Airspan Networks, Inc. (a)	2,500	15,475
Alcatel SA sponsored ADR (a)	33,900	454,260
Alvarion Ltd. (a)	5,100	53,550
Andrew Corp. (a)	8,500	110,245
Arris Group, Inc. (a)	3,400	39,984
AudioCodes Ltd. (a)	12,000	152,040
Avaya, Inc. (a)	5,950	62,773
Bookham, Inc. (a)	10,272	68,309
C COR, Inc. (a)	800	5,112
Carrier Access Corp. (a)	2,400	11,328
Ceragon Networks Ltd. (a)	4,300	19,780
CIENA Corp. (a)	70,250	281,000
CommScope, Inc. (a)	1,700	37,587
Comtech Group, Inc. (a)	5,901	52,519
Comverse Technology, Inc. (a)	13,306	364,451
Corning, Inc. (a)	25,800	628,230
CSR PLC (a)	3,500	69,735
ECI Telecom Ltd. (a)	6,800	56,780
Extreme Networks, Inc. (a)	5,200	25,480
F5 Networks, Inc. (a)	5,800	375,260
Foundry Networks, Inc. (a)	3,700	55,611
Foxconn International Holdings Ltd.	2,000	3,488
InterDigital Communication Corp. (a)	100	2,583
Ixia (a)	3,500	44,100
JDS Uniphase Corp. (a)	58,700	183,731
Juniper Networks, Inc. (a)	18,950	343,564
Lucent Technologies, Inc. (a)	149,600	394,944
Motorola, Inc.	27,600	626,796
MRV Communications, Inc. (a)	14,317	36,652
NMS Communications Corp. (a)	25,800	90,558
Nortel Networks Corp. (a)	269,100	807,300
Orckit Communications Ltd. (a)	1,300	39,325
Polycom, Inc. (a)	1,600	31,008
Powerwave Technologies, Inc. (a)	1,440	21,038
QUALCOMM, Inc.	18,600	892,055
RADWARE Ltd. (a)	2,700	52,785
Research In Motion Ltd. (a)	3,840	260,450
Riverstone Networks, Inc. (a)	89,900	46,748
Sonus Networks, Inc. (a)	26,004	121,699
Stratex Networks, Inc. (a)	2,500	10,375
Symmetricom, Inc. (a)	6,400	63,296
Tekelec (a)	11,800	184,670

	Shares	Value (Note 1)
Telefonaktiebolaget LM Ericsson
(B Shares) sponsored ADR	22	$803
Tellabs, Inc. (a)	15,600	199,524
Telson Electronics Co. Ltd. (a)	16,942	0
Terayon Communication Systems, Inc. (a)	53,100	126,909
TomTom Group BV	200	6,648
Tut Systems, Inc. (a)	2,400	7,176
		7,693,939

COMPUTERS & PERIPHERALS 1.5%
Computer Hardware 1.1%
Compal Electronics, Inc.	5,509	5,224
Concurrent Computer Corp. (a)	59,417	136,659
NEC Corp. sponsored ADR	90	583
		142,466
Computer Storage & Peripherals 0.4%
SanDisk Corp. (a)	700	47,152

TOTAL COMPUTERS & PERIPHERALS		189,618

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.4%
Integrated Telecommunication Services – 0.4%
Philippine Long Distance Telephone Co.
sponsored ADR	1,500	53,685
ELECTRONIC EQUIPMENT & INSTRUMENTS – 2.8%
Electronic Equipment & Instruments – 2.3%
Aeroflex, Inc. (a)	3,100	37,479
Applied Films Corp. (a)	5,700	128,079
AU Optronics Corp. sponsored ADR	1,266	19,357
Chi Mei Optoelectronics Corp.	10,549	15,581
Dolby Laboratories, Inc. Class A	1,900	38,703
HannStar Display Corp.	58,000	12,417
Photon Dynamics, Inc. (a)	2,116	46,362
		297,978
Electronic Manufacturing Services – 0.5%
Molex, Inc.	700	21,175
Trimble Navigation Ltd. (a)	400	16,008
Xyratex Ltd. (a)	1,100	24,827
		62,010

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		359,988

HOUSEHOLD DURABLES – 0.6%
Consumer Electronics – 0.6%
Directed Electronics, Inc.	2,100	29,925
Garmin Ltd.	100	6,221
Thomson SA	1,700	34,874
		71,020

INTERNET SOFTWARE & SERVICES – 9.2%
Internet Software & Services 9.2%
Google, Inc. Class A (sub. vtg.) (a)	1,793	776,817

See accompanying notes which are an integral part of the financial statements.

51 Semiannual Report

Advisor Developing Communications Fund
Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value (Note 1)

INTERNET SOFTWARE & SERVICES – CONTINUED
Internet Software & Services – continued
Openwave Systems, Inc. (a)	14,607	$314,927
VeriSign, Inc. (a)	3,400	80,750
		1,172,494

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 7.1%
Semiconductor Equipment – 1.2%
MEMC Electronic Materials, Inc. (a)	4,500	128,610
Teradyne, Inc. (a)	1,200	20,904
		149,514
Semiconductors – 5.9%
Advanced Analogic Technologies, Inc. .	1,700	25,330
AMIS Holdings, Inc. (a)	4,100	42,435
Analog Devices, Inc.	900	35,793
Applied Micro Circuits Corp. (a)	18,032	59,325
ARM Holdings PLC sponsored ADR	6,400	45,504
ATI Technologies, Inc. (a)	4,800	85,131
Cree, Inc. (a)	1,100	28,743
Exar Corp. (a)	143	1,926
Marvell Technology Group Ltd. (a)	400	27,368
Microtune, Inc. (a)	7,000	33,460
Mindspeed Technologies, Inc. (a)	30,593	96,980
Netlogic Microsystems, Inc. (a)	1,300	47,203
O2Micro International Ltd. sponsored
ADR (a)	9,500	103,360
PowerDsine Ltd. (a)	3,700	26,862
Sigma Designs, Inc. (a)	188	3,076
Silicon Motion Technology Corp.
sponsored ADR	2,000	32,340
Silicon Storage Technology, Inc. (a)	1,200	5,784
SiRF Technology Holdings, Inc. (a)	200	6,738
Vimicro International Corp. sponsored
ADR	1,400	16,016
Vitesse Semiconductor Corp. (a)	4,100	10,660
Volterra Semiconductor Corp. (a)	1,300	24,388
		758,422

TOTAL SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT		907,936

SOFTWARE 2.4%
Application Software 2.2%
Catapult Communications Corp. (a)	1,058	12,569
NAVTEQ Corp. (a)	1,700	76,347
Portal Software, Inc. (a)	5,600	15,120
Ulticom, Inc. (a)	17,698	179,104
		283,140

	Shares	Value (Note 1)
Home Entertainment Software – 0.2%
Ubisoft Entertainment SA (a)	600	$25,507

TOTAL SOFTWARE		308,647

SPECIALTY RETAIL – 0.2%
Computer & Electronics Retail – 0.2%
Gamestop Corp. Class B (a)	800	29,792
WIRELESS TELECOMMUNICATION SERVICES – 13.4%
Wireless Telecommunication Services – 13.4%
American Tower Corp. Class A (a)	11,400	352,716
Crown Castle International Corp. (a)	13,500	427,005
MTN Group Ltd.	3,900	40,607
NII Holdings, Inc. (a)	1,300	64,298
Sprint Nextel Corp.	31,100	711,879
Syniverse Holdings, Inc.	2,700	64,827
Vimpel Communications sponsored
ADR (a)	800	37,440
WiderThan Co. Ltd. ADR	700	10,500
		1,709,272

TOTAL COMMON STOCKS
(Cost $11,761,994)		12,556,334

Money Market Funds 1.2%

Fidelity Cash Central Fund, 4.46% (b)
(Cost $157,750)	157,750	157,750

Cash Equivalents 0.4%
	Maturity
	Amount
Investments in repurchase agreements
(Collateralized by U.S. Treasury
Obligations, in a joint trading
account at 4.41%, dated 1/31/06
due 2/1/06)
(Cost $49,000)	$49,006	49,000

TOTAL INVESTMENT PORTFOLIO 99.9%
(Cost $11,968,744)		12,763,084

NET OTHER ASSETS 0.1%		10,281
NET ASSETS 100%		$12,773,365

See accompanying notes which are an integral part of the financial statements.

Developing Communications 52

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds

Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:

Fund	Income received
Fidelity Cash Central Fund	$ 3,016

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	79.2%
Canada	9.0%
France	4.1%
Israel	3.1%
Cayman Islands	1.2%
United Kingdom	1.0%
Others (individually less than 1%)	2.4%
100.0%

Income Tax Information

At July 31, 2005, the fund had a capital loss carryforward of approximately $1,987,794 of which $479,787 and $1,508,007 will expire on July 31, 2011 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

53 Semiannual Report

Advisor Developing Communications Fund

Financial Statements

Statement of Assets and Liabilities
	January 31, 2006 (Unaudited)

Assets
Investment in securities, at value (in-
cluding repurchase agreements of
$49,000) — See accompanying
schedule:
Unaffiliated issuers (cost
$11,810,994)	$12,605,334
Affiliated Central Funds
(cost $157,750)	157,750
Total Investments (cost $11,968,744)		$12,763,084
Cash		163
Receivable for investments sold		428,558
Receivable for fund shares sold		86,656
Dividends receivable		1,781
Interest receivable		977
Prepaid expenses		47
Receivable from investment adviser for
expense reductions		18,648
Other affiliated receivables		6
Other receivables		5,360
Total assets		13,305,280

Liabilities
Payable for investments purchased	$443,575
Payable for fund shares redeemed	45,108
Accrued management fee	5,878
Distribution fees payable	7,024
Other affiliated payables	4,511
Other payables and accrued expenses	25,819
Total liabilities		531,915

Net Assets		$12,773,365
Net Assets consist of:
Paid in capital		$13,020,411
Accumulated net investment loss		(77,683)
Accumulated undistributed net realized
gain (loss) on investments and for-
eign currency transactions		(963,703)
Net unrealized appreciation (depreci-
ation) on investments		794,340
Net Assets		$12,773,365

Statement of Assets and Liabilities continued
January 31, 2006 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption
price per share ($2,876,588 ÷
323,477 shares)	$8.89
Maximum offering price per share
(100/94.25 of $8.89)	$9.43
Class T:
Net Asset Value and redemption
price per share ($3,254,508 ÷
370,530 shares)	$8.78
Maximum offering price per share
(100/96.50 of $8.78)	$9.10
Class B:
Net Asset Value and offering price
per share ($3,104,041 ÷
362,487 shares)A	$8.56
Class C:
Net Asset Value and offering price
per share ($3,204,032 ÷
374,284 shares)A	$8.56
Institutional Class:
Net Asset Value, offering price and
redemption price per share
($334,196 ÷ 37,090 shares)	$9.01

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Developing Communications 54

Statement of Operations
	Six months ended January 31, 2006 (Unaudited)

Investment Income
Dividends		$12,175
Interest		137
Income from affiliated Central Funds		3,016
Total income		15,328

Expenses
Management fee	$32,020
Transfer agent fees	26,499
Distribution fees	37,942
Accounting fees and expenses	2,321
Independent trustees’ compensation	24
Custodian fees and expenses	7,065
Registration fees	38,442
Audit	23,602
Legal	140
Miscellaneous	70
Total expenses before reductions	168,125
Expense reductions	(75,114)	93,011

Net investment income (loss)		(77,683)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,566,057
Foreign currency transactions	2,407
Total net realized gain (loss)		1,568,464
Change in net unrealized appreciation (depreciation) on:
Investment securities	148,803
Assets and liabilities in foreign currencies	(3,379)
Total change in net unrealized appreciation (depreciation)		145,424
Net gain (loss)		1,713,888
Net increase (decrease) in net assets resulting from operations		$1,636,205

Statement of Changes in Net Assets
	Six months ended	Year ended
	January 31, 2006	July 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(77,683)	$(166,932)
Net realized gain (loss)	1,568,464	(1,564,905)
Change in net unrealized appreciation (depreciation)	145,424	3,600,997
Net increase (decrease) in net assets resulting from operations	1,636,205	1,869,160
Share transactions - net increase (decrease)	667,429	(4,921,642)
Redemption fees	768	6,207
Total increase (decrease) in net assets	2,304,402	(3,046,275)

Net Assets
Beginning of period	10,468,963	13,515,238
End of period (including accumulated net investment loss of $77,683 and $0, respectively)	$12,773,365	$10,468,963

See accompanying notes which are an integral part of the financial statements.

55 Semiannual Report

Financial Highlights Class A
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001F
Selected Per Share Data
Net asset value, beginning of period	$ 7.70	$ 6.53	$ 5.57	$ 3.96	$ 8.40	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.04)	(.07)	(.09)	(.04)	(.05)	(.04)
Net realized and unrealized gain (loss)	1.23	1.24	1.01	1.65	(4.40)	(1.57)
Total from investment operations	1.19	1.17	.92	1.61	(4.45)	(1.61)
Redemption fees added to paid in capitalE	—H	—H	.04	—H	.01	.01
Net asset value, end of period	$ 8.89	$ 7.70	$ 6.53	$ 5.57	$ 3.96	$ 8.40
Total ReturnB,C,D	15.45%	17.92%	17.24%	40.66%	(52.86)%	(16.00)%
Ratios to Average Net AssetsG
Expenses before reductions	2.55%A	2.32%	2.38%	6.13%	4.97%	6.46%A
Expenses net of fee waivers, if any	1.40%A	1.45%	1.50%	1.50%	1.50%	1.50%A
Expenses net of all reductions	1.23%A	1.28%	1.35%	1.36%	1.40%	1.45%A
Net investment income (loss)	(.96)%A	(.92)%	(1.18)%	(.82)%	(.85)%	(.74)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,877	$ 2,406	$ 3,480	$ 970	$ 371	$ 934
Portfolio turnover rate	191%A	250%	306%	167%	305%	644%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFor the period December 27, 2000 (commencement of operations) to July 31, 2001. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

Financial Highlights Class T
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001F
Selected Per Share Data
Net asset value, beginning of period	$ 7.61	$ 6.48	$ 5.54	$ 3.95	$ 8.40	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.05)	(.08)	(.10)	(.05)	(.07)	(.05)
Net realized and unrealized gain (loss)	1.22	1.21	1.00	1.64	(4.39)	(1.56)
Total from investment operations	1.17	1.13	.90	1.59	(4.46)	(1.61)
Redemption fees added to paid in capitalE	—H	—H	.04	—H	.01	.01
Net asset value, end of period	$ 8.78	$ 7.61	$ 6.48	$ 5.54	$ 3.95	$ 8.40
Total ReturnB,C,D	15.37%	17.44%	16.97%	40.25%	(52.98)%	(16.00)%
Ratios to Average Net AssetsG
Expenses before reductions	2.91%A	2.78%	3.06%	6.82%	5.36%	6.66%A
Expenses net of fee waivers, if any	1.65%A	1.71%	1.75%	1.75%	1.75%	1.75%A
Expenses net of all reductions	1.48%A	1.54%	1.60%	1.61%	1.64%	1.70%A
Net investment income (loss)	(1.21)%A	(1.18)%	(1.43)%	(1.07)%	(1.10)%	(.99)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,255	$ 3,034	$ 3,250	$ 1,723	$ 775	$ 2,131
Portfolio turnover rate	191%A	250%	306%	167%	305%	644%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFor the period December 27, 2000 (commencement of operations) to July 31, 2001. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Developing Communications 56

Financial Highlights Class B
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001F
Selected Per Share Data
Net asset value, beginning of period	$ 7.44	$ 6.36	$ 5.47	$ 3.92	$ 8.37	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.07)	(.12)	(.13)	(.07)	(.10)	(.07)
Net realized and unrealized gain (loss)	1.19	1.20	.98	1.62	(4.36)	(1.57)
Total from investment operations	1.12	1.08	.85	1.55	(4.46)	(1.64)
Redemption fees added to paid in capitalE	—H	—H	.04	—H	.01	.01
Net asset value, end of period	$ 8.56	$ 7.44	$ 6.36	$ 5.47	$ 3.92	$ 8.37
Total ReturnB,C,D	15.05%	16.98%	16.27%	39.54%	(53.17)%	(16.30)%
Ratios to Average Net AssetsG
Expenses before reductions	3.30%A	3.14%	3.48%	6.88%	5.62%	7.21%A
Expenses net of fee waivers, if any	2.15%A	2.20%	2.25%	2.25%	2.25%	2.25%A
Expenses net of all reductions	1.98%A	2.04%	2.11%	2.11%	2.14%	2.20%A
Net investment income (loss)	(1.71)%A	(1.68)%	(1.93)%	(1.56)%	(1.60)%	(1.49)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,104	$ 2,864	$ 2,998	$ 1,846	$ 1,162	$ 2,236
Portfolio turnover rate	191%A	250%	306%	167%	305%	644%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFor the period December 27, 2000 (commencement of operations) to July 31, 2001. GExpense ratios reflect operating expenses of the class. Ex penses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

Financial Highlights Class C
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001F
Selected Per Share Data
Net asset value, beginning of period	$ 7.44	$ 6.36	$ 5.47	$ 3.92	$ 8.37	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.07)	(.12)	(.14)	(.07)	(.10)	(.07)
Net realized and unrealized gain (loss)	1.19	1.20	.99	1.62	(4.36)	(1.57)
Total from investment operations	1.12	1.08	.85	1.55	(4.46)	(1.64)
Redemption fees added to paid in capitalE	—H	—H	.04	—H	.01	.01
Net asset value, end of period	$ 8.56	$ 7.44	$ 6.36	$ 5.47	$ 3.92	$ 8.37
Total ReturnB,C,D	15.05%	16.98%	16.27%	39.54%	(53.17)%	(16.30)%
Ratios to Average Net AssetsG
Expenses before reductions	3.28%A	3.07%	3.19%	6.81%	5.49%	7.09%A
Expenses net of fee waivers, if any	2.15%A	2.19%	2.25%	2.25%	2.25%	2.25%A
Expenses net of all reductions	1.98%A	2.02%	2.10%	2.11%	2.14%	2.20%A
Net investment income (loss)	(1.71)%A	(1.66)%	(1.93)%	(1.57)%	(1.60)%	(1.49)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,204	$ 1,846	$ 3,180	$ 1,009	$ 667	$ 1,566
Portfolio turnover rate	191%A	250%	306%	167%	305%	644%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFor the period December 27, 2000 (commencement of operations) to July 31, 2001. GExpense ratios reflect operating expenses of the class. Ex penses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

57 Semiannual Report

Financial Highlights Institutional Class
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001E
Selected Per Share Data
Net asset value, beginning of period	$ 7.79	$ 6.60	$ 5.61	$ 3.98	$ 8.42	$ 10.00
Income from Investment Operations
Net investment income (loss)D	(.03)	(.05)	(.07)	(.03)	(.04)	(.03)
Net realized and unrealized gain (loss)	1.25	1.24	1.02	1.66	(4.41)	(1.56)
Total from investment operations	1.22	1.19	.95	1.63	(4.45)	(1.59)
Redemption fees added to paid in capitalD	—G	—G	.04	—G	.01	.01
Net asset value, end of period	$ 9.01	$ 7.79	$ 6.60	$ 5.61	$ 3.98	$ 8.42
Total ReturnB,C	15.66%	18.03%	17.65%	40.95%	(52.73)%	(15.80)%
Ratios to Average Net AssetsF
Expenses before reductions	2.08%A	1.85%	1.55%	5.34%	4.24%	5.95%A
Expenses net of fee waivers, if any	1.15%A	1.18%	1.25%	1.25%	1.25%	1.25%A
Expenses net of all reductions	98%A	1.01%	1.11%	1.11%	1.14%	1.20%A
Net investment income (loss)	(.71)%A	(.65)%	(.93)%	(.57)%	(.60)%	(.49)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 334	$ 319	$ 607	$ 154	$ 100	$ 283
Portfolio turnover rate	191%A	250%	306%	167%	305%	644%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EFor the period December 27, 2000 (commencement of operations) to July 31, 2001. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements.
Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Developing Communications 58

Notes to Financial Statements For the period ended January 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Developing Communications Fund (the fund) is a non diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transac tions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Pur chases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. As a result in the change in the estimate of the return of capital component of dividend income realized in the year ended July 31, 2005, dividend income has been increased $4,126 with a corresponding decrease to net unrealized appreciation (depreciation). The change in estimate has no impact on total net assets or total return of the fund. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

59 Semiannual Report

Notes to Financial Statements (Unaudited) continued
1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distrib uting all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:
Unrealized appreciation	$1,477,424
Unrealized depreciation	(805,025)
Net unrealized appreciation (depreciation)	$672,399
Cost for federal income tax purposes	$12,090,685

Short Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (in cluding accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $11,194,962 and $10,737,109, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly manage ment fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and

Developing Communications

60

4. Fees and Other Transactions with Affiliates continued
Distribution and Service Plan continued

providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$3,071	$—
Class T	25%	.25%	7,446	—
Class B	75%	.25%	14,580	10,935
Class C	75%	.25%	12,845	5,109

			$37,942	$16,044

Sales Load. FDC receives a front end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and ..25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:
Retained
by FDC
Class A	$2,356
Class T	1,150
Class B*	4,645
Class C*	72
$8,223
* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$5,585	.45*
Class T	8,468	.57*
Class B	6,668	.46*
Class C	5,383	.42*
Institutional Class	395	.24*
	$26,499
* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The fee is based on the level of average net assets for the month.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $774 for the period.

61 Semiannual Report

Notes to Financial Statements (Unaudited) continued
5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:
	Expense	Reimbursement
	Limitations	from adviser
Class A	1.40%	$14,190
Class T	1.65%	18,807
Class B	2.15%	16,776
Class C	2.15%	14,493
Institutional Class	1.15%	1,527
		$65,793

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $9,321 for the period.

7. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

8. Share Transactions.

Transactions for each class of shares were as follows:
	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	January 31,	July 31,	January 31,	July 31,
	2006	2005	2006	2005
Class A
Shares sold	82,073	416,894	$671,878	$3,024,999
Shares redeemed	(71,132)	(636,989)	(565,268)	(4,589,727)
Net increase (decrease)	10,941	(220,095)	$106,610	$(1,564,728)
Class T
Shares sold	36,302	174,922	$293,606	$1,257,919
Shares redeemed	(64,241)	(277,992)	(500,943)	(1,946,912)
Net increase (decrease)	(27,939)	(103,070)	$(207,337)	$(688,993)
Class B
Shares sold	27,958	193,607	$222,824	$1,369,993
Shares redeemed	(50,354)	(279,761)	(395,543)	(1,968,809)
Net increase (decrease)	(22,396)	(86,154)	$(172,719)	$(598,816)
Class C
Shares sold	182,790	114,060	$1,407,298	$812,760
Shares redeemed	(56,613)	(365,782)	(433,470)	(2,486,084)
Net increase (decrease)	126,177	(251,722)	$973,828	$(1,673,324)
Institutional Class
Shares sold	2,218	11,594	$18,809	$84,651
Shares redeemed	(6,052)	(62,684)	(51,762)	(480,432)
Net increase (decrease)	(3,834)	(51,090)	$(32,953)	$(395,781)

Developing Communications

62

Advisor Electronics Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2005 to January 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	August 1, 2005 to
	August 1, 2005	January 31, 2006	January 31, 2006
Class A
Actual	$ 1,000.00	$ 1,113.20	$ 7.46
HypotheticalA	$ 1,000.00	$ 1,018.15	$ 7.12
Class T
Actual	$ 1,000.00	$ 1,111.80	$ 8.78
HypotheticalA	$ 1,000.00	$ 1,016.89	$ 8.39
Class B
Actual	$ 1,000.00	$ 1,110.50	$ 11.44
HypotheticalA	$ 1,000.00	$ 1,014.37	$ 10.92
Class C
Actual	$ 1,000.00	$ 1,110.70	$ 11.44
HypotheticalA	$ 1,000.00	$ 1,014.37	$ 10.92
Institutional Class
Actual	$ 1,000.00	$ 1,115.30	$ 6.13
HypotheticalA	$ 1,000.00	$ 1,019.41	$ 5.85

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	1.40%
Class T	1.65%
Class B	2.15%
Class C	2.15%
Institutional Class	1.15%

63 63 Semiannual Report

Advisor Electronics Fund
Investment Changes

Top Ten Stocks as of January 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Cohu, Inc.	8.2	2.8
Intel Corp.	5.9	9.8
National Semiconductor Corp.	5.9	8.4
Linear Technology Corp.	5.6	1.8
Arrow Electronics, Inc.	5.1	6.8
Marvell Technology Group Ltd.	4.7	0.0
Maxim Integrated Products, Inc.	4.7	10.3
Analog Devices, Inc.	4.6	8.8
Altera Corp.	4.5	0.0
Hon Hai Precision Industry Co.
Ltd. (Foxconn)	4.0	3.5
	53.2

Electronics 64

Advisor Electronics Fund Investments January 31, 2006 (Unaudited) Showing Percentage of Net Assets

Common Stocks 96.1%
	Shares	Value (Note 1)

COMMUNICATIONS EQUIPMENT – 0.7%
Communications Equipment – 0.7%
CSR PLC (a)	15,000	$ 298,864
COMPUTERS & PERIPHERALS 1.6%
Computer Hardware 0.7%
Dell, Inc. (a)	10,000	293,100
Computer Storage & Peripherals	0.9%
Seagate Technology	15,000	391,200

TOTAL COMPUTERS & PERIPHERALS		684,300

ELECTRICAL EQUIPMENT – 3.3%
Electrical Components & Equipment – 3.3%
Energy Conversion Devices, Inc. (a)	10,000	503,600
Motech Industries, Inc.	50,000	932,178
		1,435,778

ELECTRONIC EQUIPMENT & INSTRUMENTS – 16.0%
Electronic Equipment & Instruments – 2.7%
Amphenol Corp. Class A	10,000	508,300
Applied Films Corp. (a)	20,000	449,400
Cogent, Inc. (a)	10,000	240,300
		1,198,000
Electronic Manufacturing Services – 4.0%
Hon Hai Precision Industry Co. Ltd.
(Foxconn)	250,000	1,727,745
Technology Distributors – 9.3%
Arrow Electronics, Inc. (a)	65,000	2,233,400
Avnet, Inc. (a)	30,000	733,500
Wolfson Microelectronics PLC (a)	150,000	1,077,377
		4,044,277

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		6,970,022

MACHINERY – 0.4%
Industrial Machinery – 0.4%
Spire Corp. (a)	20,000	179,600
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 74.1%
Semiconductor Equipment – 20.5%
Cohu, Inc.	125,000	3,543,749
FormFactor, Inc. (a)	20,000	596,400
KLA Tencor Corp.	29,990	1,558,880
Lam Research Corp. (a)	30,030	1,394,293
MEMC Electronic Materials, Inc. (a)	35,000	1,000,300
Tessera Technologies, Inc. (a)	10,000	322,800
Varian Semiconductor Equipment
Associates, Inc. (a)	10,000	495,300
		8,911,722
Semiconductors – 53.6%
Altera Corp. (a)	100,000	1,931,000

	Shares	Value (Note 1)
AMIS Holdings, Inc. (a)	35,000	$ 362,250
Analog Devices, Inc.	49,950	1,986,512
Cypress Semiconductor Corp. (a)	10,000	169,300
Freescale Semiconductor, Inc. Class A (a)	35,000	880,600
Holtek Semiconductor, Inc.	110,996	176,253
Intel Corp.	119,990	2,552,187
Intersil Corp. Class A	10,000	290,600
Linear Technology Corp.	65,000	2,418,650
LSI Logic Corp. (a)	100,000	915,000
Marvell Technology Group Ltd. (a)	30,000	2,052,600
Maxim Integrated Products, Inc.	50,000	2,052,000
Microchip Technology, Inc.	15,000	562,650
National Semiconductor Corp.	90,020	2,539,464
ON Semiconductor Corp. (a)	150,000	1,126,500
Saifun Semiconductors Ltd.	5,390	183,260
Siliconware Precision Industries Co. Ltd.
sponsored ADR (d)	60,400	453,604
Taiwan Semiconductor Manufacturing
Co. Ltd. sponsored ADR	100,000	1,080,000
Texas Instruments, Inc.	20,000	584,600
Volterra Semiconductor Corp. (a)	50,000	938,000
		23,255,030

TOTAL SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT		32,166,752

TOTAL COMMON STOCKS
(Cost $36,195,892)		41,735,316

Money Market Funds 3.7%

Fidelity Cash Central Fund, 4.46% (b) .	1,297,485	1,297,485
Fidelity Securities Lending Cash Central
Fund, 4.48% (b)(c)	290,625	290,625
TOTAL MONEY MARKET FUNDS
(Cost $1,588,110)		1,588,110

TOTAL INVESTMENT PORTFOLIO 99.8%
(Cost $37,784,002)		43,323,426

NET OTHER ASSETS 0.2%		106,968
NET ASSETS 100%		$ 43,430,394

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

See accompanying notes which are an integral part of the financial statements.

65 Semiannual Report

Advisor Electronics Fund Investments (Unaudited) - continued

Affiliated Central Funds

Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:

Fund	Income received
Fidelity Cash Central Fund	$20,454
Fidelity Securities Lending Cash Central Fund	2,682
Total	$23,136

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	80.8%
Taiwan	10.0%
Bermuda	4.7%
United Kingdom	3.2%
Others (individually less than 1%)	1.3%
100.0%

Income Tax Information

At July 31, 2005, the fund had a capital loss carryforward of approximately $14,245,984 of which $5,872,965, $5,827,947, $2,265,871 and $279,201 will expire on July 31, 2010, 2011, 2012 and 2013, respectively. The fund intends to elect to defer to its fiscal year ending July 31, 2006 approximately $1,416,124 of losses recognized during the period November 1, 2004 to July 31, 2005.

See accompanying notes which are an integral part of the financial statements.

Electronics 66

Advisor Electronics Fund

Financial Statements

Statement of Assets and Liabilities
	January 31, 2006 (Unaudited)

Assets
Investment in securities, at value (in-
cluding securities loaned of
$282,375) — See accompanying
schedule:
Unaffiliated issuers (cost
$36,195,892)	$41,735,316
Affiliated Central Funds (cost
$1,588,110)	1,588,110
Total Investments (cost $37,784,002)		$43,323,426
Receivable for fund shares sold		551,246
Dividends receivable		15,480
Interest receivable		4,660
Receivable from investment adviser
for expense reductions		15,612
Other receivables		8,866
Total assets		43,919,290

Liabilities
Payable for investments purchased	$3,399
Payable for fund shares redeemed	114,896
Accrued management fee	19,865
Distribution fees payable	22,561
Other affiliated payables	15,031
Other payables and accrued
expenses	22,519
Collateral on securities loaned, at
value	290,625
Total liabilities		488,896

Net Assets		$43,430,394
Net Assets consist of:
Paid in capital		$52,275,697
Accumulated net investment loss		(179,146)
Accumulated undistributed net real-
ized gain (loss) on investments and
foreign currency transactions		(14,205,581)
Net unrealized appreciation (de-
preciation) on investments		5,539,424
Net Assets		$43,430,394

Statement of Assets and Liabilities continued
January 31, 2006 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption
price per share ($11,543,457 ÷
1,289,788 shares)	$8.95
Maximum offering price per share
(100/94.25 of $8.95)	$9.50
Class T:
Net Asset Value and redemption
price per share ($12,275,371 ÷
1,386,630 shares)	$8.85
Maximum offering price per share
(100/96.50 of $8.85)	$9.17
Class B:
Net Asset Value and offering price
per share ($8,821,381 ÷
1,021,318 shares)A	$8.64
Class C:
Net Asset Value and offering price
per share ($9,878,146 ÷
1,145,109 shares)A	$8.63
Institutional Class:
Net Asset Value, offering price and
redemption price per share
($912,039 ÷ 100,317 shares)	$9.09
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

67 Semiannual Report

Advisor Electronics Fund
Financial Statements - continued

Statement of Operations
	Six months ended January 31, 2006 (Unaudited)

Investment Income
Dividends		$155,511
Interest		212
Income from affiliated Central Funds (including $2,682 from security lending)		23,136
		178,859
Less foreign taxes withheld		(10,940)
Total income		167,919

Expenses
Management fee	$115,131
Transfer agent fees	84,722
Distribution fees	131,184
Accounting and security lending fees	8,744
Independent trustees’ compensation	88
Custodian fees and expenses	5,215
Registration fees	38,840
Audit	23,672
Legal	482
Miscellaneous	345
Total expenses before reductions	408,423
Expense reductions	(61,358)	347,065

Net investment income (loss)		(179,146)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,622,379
Foreign currency transactions	(31,680)
Total net realized gain (loss)		1,590,699
Change in net unrealized appreciation (depreciation) on:
Investment securities	2,722,996
Assets and liabilities in foreign currencies	3,584
Total change in net unrealized appreciation (depreciation)		2,726,580
Net gain (loss)		4,317,279
Net increase (decrease) in net assets resulting from operations		$4,138,133

Statement of Changes in Net Assets
	Six months ended	Year ended
	January 31, 2006	July 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(179,146)	$(591,417)
Net realized gain (loss)	1,590,699	(807,962)
Change in net unrealized appreciation (depreciation)	2,726,580	9,643,693
Net increase (decrease) in net assets resulting from operations	4,138,133	8,244,314
Share transactions — net increase (decrease)	(5,112,180)	(9,174,490)
Redemption fees	2,361	6,058
Total increase (decrease) in net assets	(971,686)	(924,118)

Net Assets
Beginning of period	44,402,080	45,326,198
End of period (including accumulated net investment loss of $179,146 and $0, respectively)	$43,430,394	$44,402,080

See accompanying notes which are an integral part of the financial statements.

Electronics 68

Financial Highlights Class A
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001F
Selected Per Share Data
Net asset value, beginning of period	$ 8.04	$ 6.58	$ 6.59	$ 5.57	$ 9.62	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.02)	(.07)	(.09)	(.06)	(.10)	(.04)
Net realized and unrealized gain (loss)	93	1.53	.08	1.07	(3.96)	(.35)
Total from investment operations	91	1.46	(.01)	1.01	(4.06)	(.39)
Redemption fees added to paid in capitalE	—H	—H	—H	.01	.01	.01
Net asset value, end of period	$ 8.95	$ 8.04	$ 6.58	$ 6.59	$ 5.57	$ 9.62
Total ReturnB,C,D	11.32%	22.19%	(.15)%	18.31%	(42.10)%	(3.80)%
Ratios to Average Net AssetsG
Expenses before reductions	1.58%A	1.59%	1.55%	1.89%	1.68%	2.57%A
Expenses net of fee waivers, if any	1.40%A	1.45%	1.50%	1.50%	1.50%	1.50%A
Expenses net of all reductions	1.31%A	1.38%	1.48%	1.46%	1.49%	1.49%A
Net investment income (loss)	(.48)%A	(.96)%	(1.15)%	(1.09)%	(1.14)%	(.77)%A
Supplemental Data
Net assets, end of period (000 omitted)	$11,543	$ 11,397	$ 8,374	$ 8,116	$ 4,912	$ 3,400
Portfolio turnover rate	106%A	128%	84%	66%	58%	98%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFor the period December 27, 2000 (commencement of operations) to July 31, 2001. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

Financial Highlights Class T
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001F
Selected Per Share Data
Net asset value, beginning of period	$ 7.96	$ 6.53	$ 6.56	$ 5.55	$ 9.62	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.03)	(.08)	(.11)	(.07)	(.12)	(.06)
Net realized and unrealized gain (loss)	92	1.51	.08	1.07	(3.96)	(.33)
Total from investment operations	89	1.43	(.03)	1.00	(4.08)	(.39)
Redemption fees added to paid in capitalE	—H	—H	—H	.01	.01	.01
Net asset value, end of period	$ 8.85	$ 7.96	$ 6.53	$ 6.56	$ 5.55	$ 9.62
Total ReturnB,C,D	11.18%	21.90%	(.46)%	18.20%	(42.31)%	(3.80)%
Ratios to Average Net AssetsG
Expenses before reductions	1.92%A	1.89%	1.83%	2.14%	1.91%	2.81%A
Expenses net of fee waivers, if any	1.65%A	1.69%	1.75%	1.75%	1.75%	1.75%A
Expenses net of all reductions	1.56%A	1.61%	1.72%	1.71%	1.74%	1.74%A
Net investment income (loss)	(.73)%A	(1.20)%	(1.39)%	(1.33)%	(1.39)%	(1.02)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,275	$ 12,085	$ 15,445	$ 14,362	$ 11,615	$ 11,493
Portfolio turnover rate	106%A	128%	84%	66%	58%	98%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFor the period December 27, 2000 (commencement of operations) to July 31, 2001. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

69 Semiannual Report

Financial Highlights Class B
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001F
Selected Per Share Data
Net asset value, beginning of period	$ 7.78	$ 6.42	$ 6.48	$ 5.52	$ 9.60	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.05)	(.12)	(.14)	(.10)	(.16)	(.08)
Net realized and unrealized gain (loss)	91	1.48	.08	1.06	(3.93)	(.33)
Total from investment operations	86	1.36	(.06)	.96	(4.09)	(.41)
Redemption fees added to paid in capitalE	—H	—H	—H	—H	.01	.01
Net asset value, end of period	$ 8.64	$ 7.78	$ 6.42	$ 6.48	$ 5.52	$ 9.60
Total ReturnB,C,D	11.05%	21.18%	(.93)%	17.39%	(42.50)%	(4.00)%
Ratios to Average Net AssetsG
Expenses before reductions	2.39%A	2.41%	2.41%	2.76%	2.43%	3.34%A
Expenses net of fee waivers, if any	2.15%A	2.21%	2.25%	2.25%	2.25%	2.25%A
Expenses net of all reductions	2.07%A	2.13%	2.23%	2.21%	2.24%	2.24%A
Net investment income (loss)	(1.24)%A	(1.72)%	(1.90)%	(1.83)%	(1.89)%	(1.52)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,821	$ 8,963	$ 8,498	$ 11,335	$ 8,362	$ 10,941
Portfolio turnover rate	106%A	128%	84%	66%	58%	98%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFor the period December 27, 2000 (commencement of operations) to July 31, 2001. GExpense ratios reflect operating expenses of the class.
Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

Financial Highlights Class C
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001F
Selected Per Share Data
Net asset value, beginning of period	$ 7.77	$ 6.41	$ 6.47	$ 5.51	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.05)	(.11)	(.14)	(.10)	(.16)	(.09)
Net realized and unrealized gain (loss)	91	1.47	.08	1.06	(3.93)	(.33)
Total from investment operations	86	1.36	(.06)	.96	(4.09)	(.42)
Redemption fees added to paid in capitalE	—H	—H	—H	—H	.01	.01
Net asset value, end of period	$ 8.63	$ 7.77	$ 6.41	$ 6.47	$ 5.51	$ 9.59
Total ReturnB,C,D	11.07%	21.22%	(.93)%	17.42%	(42.54)%	(4.10)%
Ratios to Average Net AssetsG
Expenses before reductions	2.34%A	2.31%	2.24%	2.52%	2.34%	3.25%A
Expenses net of fee waivers, if any	2.15%A	2.18%	2.24%	2.25%	2.25%	2.25%A
Expenses net of all reductions	2.07%A	2.11%	2.21%	2.21%	2.24%	2.24%A
Net investment income (loss)	(1.24)%A	(1.69)%	(1.88)%	(1.83)%	(1.89)%	(1.52)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,878	$ 11,058	$ 12,322	$ 13,061	$ 9,921	$ 10,782
Portfolio turnover rate	106%A	128%	84%	66%	58%	98%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFor the period December 27, 2000 (commencement of operations) to July 31, 2001. GExpense ratios reflect operating expenses of the class. Ex penses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Electronics 70

Financial Highlights Institutional Class
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001E
Selected Per Share Data
Net asset value, beginning of period	$ 8.15	$ 6.65	$ 6.64	$ 5.60	$ 9.64	$ 10.00
Income from Investment Operations
Net investment income (loss)D	(.01)	(.05)	(.06)	(.04)	(.08)	(.03)
Net realized and unrealized gain (loss)	95	1.55	.07	1.07	(3.97)	(.34)
Total from investment operations	94	1.50	.01	1.03	(4.05)	(.37)
Redemption fees added to paid in capitalD	—G	—G	—G	.01	.01	.01
Net asset value, end of period	$ 9.09	$ 8.15	$ 6.65	$ 6.64	$ 5.60	$ 9.64
Total ReturnB,C	11.53%	22.56%	.15%	18.57%	(41.91)%	(3.60)%
Ratios to Average Net AssetsF
Expenses before reductions	1.19%A	1.16%	1.12%	1.46%	1.31%	2.16%A
Expenses net of fee waivers, if any	1.15%A	1.16%	1.12%	1.25%	1.25%	1.25%A
Expenses net of all reductions	1.07%A	1.08%	1.09%	1.21%	1.24%	1.24%A
Net investment income (loss)	(.24)%A	(.67)%	(.76)%	(.84)%	(.89)%	(.52)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 912	$ 899	$ 687	$ 625	$ 1,184	$ 622
Portfolio turnover rate	106%A	128%	84%	66%	58%	98%A
AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EFor the period December 27, 2000 (commencement of operations) to July 31, 2001. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements.
Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

71 Semiannual Report

Notes to Financial Statements For the period ended January 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Electronics Fund (the fund) is a non diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management invest ment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund’s investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transac tions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Pur chases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

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72

1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distrib uting all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:
Unrealized appreciation	$7,151,222
Unrealized depreciation	(1,689,684)
Net unrealized appreciation (depreciation)	$5,461,538
Cost for federal income tax purposes	$37,861,888

Short Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (in cluding accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $21,019,601 and $26,658,009, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly manage ment fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and

73 Semiannual Report

Notes to Financial Statements (Unaudited) continued

4. Fees and Other Transactions with Affiliates continued
Distribution and Service Plan continued

providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$12,888	$—
Class T	25%	.25%	28,280	—
Class B	75%	.25%	41,593	31,195
Class C	75%	.25%	48,423	6,646

			$131,184	$37,841

Sales Load. FDC receives a front end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and ..25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:
Retained
by FDC
Class A	$4,501
Class T	3,808
Class B*	16,025
Class C*	2,397
$26,731
* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$19,762	.38*
Class T	26,477	.47*
Class B	18,408	.44*
Class C	19,070	.39*
Institutional Class	1,005	.24*

	$84,722

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,662 for the period.

Electronics

74

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense	Reimbursement
	Limitations	from adviser
Class A	1.40%	$9,690
Class T	1.65%	15,340
Class B	2.15%	10,046
Class C	2.15%	9,101
Institutional Class	1.15%	171
		$44,348

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $17,010 for the period.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

75 Semiannual Report

Notes to Financial Statements (Unaudited) continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	January 31,	July 31,	January 31,	July 31,
	2006	2005	2006	2005
Class A
Shares sold	323,617	810,216	$2,688,431	$5,985,601
Shares redeemed	(452,227)	(665,267)	(3,611,702)	(4,709,912)
Net increase (decrease)	(128,610)	144,949	$(923,271)	$1,275,689
Class T
Shares sold	165,420	393,825	$1,318,730	$2,720,747
Shares redeemed	(297,662)	(1,240,792)	(2,321,028)	(8,651,718)
Net increase (decrease)	(132,242)	(846,967)	$(1,002,298)	$(5,930,971)
Class B
Shares sold	56,659	424,624	$442,711	$2,916,025
Shares redeemed	(186,868)	(596,931)	(1,441,325)	(4,165,250)
Net increase (decrease)	(130,209)	(172,307)	$(998,614)	$(1,249,225)
Class C
Shares sold	120,725	482,588	$945,493	$3,305,584
Shares redeemed	(398,129)	(982,233)	(3,057,560)	(6,627,459)
Net increase (decrease)	(277,404)	(499,645)	$(2,112,067)	$(3,321,875)
Institutional Class
Shares sold	9,114	28,776	$76,122	$204,413
Shares redeemed	(19,059)	(21,842)	(152,052)	(152,521)
Net increase (decrease)	(9,945)	6,934	$(75,930)	$51,892

Electronics

76

Advisor Financial Services Fund Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2005 to January 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	August 1, 2005 to
	August 1, 2005	January 31, 2006	January 31, 2006
Class A
Actual	$ 1,000.00	$ 1,100.90	$ 6.73
HypotheticalA	$ 1,000.00	$ 1,018.80	$ 6.46
Class T
Actual	$ 1,000.00	$ 1,099.60	$ 7.89
HypotheticalA	$ 1,000.00	$ 1,017.69	$ 7.58
Class B
Actual	$ 1,000.00	$ 1,096.60	$ 10.62
HypotheticalA	$ 1,000.00	$ 1,015.07	$ 10.21
Class C
Actual	$ 1,000.00	$ 1,096.80	$ 10.31
HypotheticalA	$ 1,000.00	$ 1,015.38	$ 9.91
Institutional Class
Actual	$ 1,000.00	$ 1,103.10	$ 4.56
HypotheticalA	$ 1,000.00	$ 1,020.87	$ 4.38

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	1.27%
Class T	1.49%
Class B	2.01%
Class C	1.95%
Institutional Class	86%

77 77 Semiannual Report

Advisor Financial Services Fund
Investment Changes

Top Ten Stocks as of January 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
American International Group,
Inc.	8.1	9.3
Bank of America Corp.	5.4	5.7
JPMorgan Chase & Co.	5.0	4.8
Merrill Lynch & Co., Inc.	3.5	4.6
Wachovia Corp.	3.5	3.0
Wells Fargo & Co.	3.4	4.6
ACE Ltd.	2.6	2.0
American Express Co.	2.6	4.4
Fannie Mae	2.4	1.8
Endurance Specialty Holdings Ltd.	1.9	1.5
	38.4

Financial Services 78

Advisor Financial Services Fund Investments January 31, 2006 (Unaudited) Showing Percentage of Net Assets

Common Stocks 99.8%
	Shares	Value (Note 1)

CAPITAL MARKETS 19.5%
Asset Management & Custody Banks 5.8%
Affiliated Managers Group, Inc. (a)	10,600	$983,680
American Capital Strategies Ltd.	55,700	1,980,135
Ameriprise Financial, Inc.	39,540	1,608,883
Bank of New York Co., Inc.	45,760	1,455,626
Federated Investors, Inc. Class B
(non vtg.)	13,900	536,679
FirstCity Financial Corp. (a)	17,900	215,874
Franklin Resources, Inc.	40,000	3,940,000
Investors Financial Services Corp.	84,200	3,952,348
Legg Mason, Inc.	13,400	1,737,980
Northern Trust Corp.	39,900	2,083,179
Nuveen Investments, Inc. Class A	25,300	1,147,861
State Street Corp.	84,600	5,114,916
		24,757,161
Diversified Capital Markets 2.3%
Credit Suisse Group sponsored ADR	26,500	1,550,780
Deutsche Bank AG (NY Shares)	4,900	526,407
UBS AG (NY Shares)	71,700	7,800,960
		9,878,147
Investment Banking & Brokerage – 11.4%
Bear Stearns Companies, Inc.	13,400	1,694,564
Charles Schwab Corp.	99,000	1,464,210
Daiwa Securities Group, Inc.	62,000	727,640
E*TRADE Financial Corp. (a)	319,500	7,600,905
Goldman Sachs Group, Inc.	42,100	5,946,625
Indiabulls Financial Services Ltd.	273,288	1,207,320
Lazard Ltd. Class A	47,900	1,717,694
Lehman Brothers Holdings, Inc.	13,700	1,924,165
MCF Corp. (a)	257,800	252,644
Merrill Lynch & Co., Inc.	199,700	14,991,479
Morgan Stanley	67,000	4,117,150
Nikko Cordial Corp.	47,000	746,680
Nomura Holdings, Inc.	49,300	961,843
TD Ameritrade Holding Corp.	56,000	1,133,440
Technology Investment Capital Corp.	54,800	845,016
TradeStation Group, Inc. (a)	159,361	2,819,096
		48,150,471

TOTAL CAPITAL MARKETS		82,785,779

COMMERCIAL BANKS 23.7%
Diversified Banks – 19.5%
ABN AMRO Holding NV sponsored ADR	41,800	1,156,606
Banco Popolare di Verona e Novara	103,500	2,377,309
Bangkok Bank Ltd. PCL (For. Reg.)	346,100	1,102,399
Bank of America Corp.	522,372	23,104,514
Bank of Montreal, Quebec	73,900	4,431,599
Deutsche Postbank AG	12,300	820,506

	Shares	Value (Note 1)
HDFC Bank Ltd. sponsored ADR	38,500	$ 2,288,440
ICICI Bank Ltd.	88,155	1,263,893
Korea Exchange Bank (a)	99,100	1,527,999
Standard Chartered PLC (United
Kingdom)	129,800	3,221,163
State Bank of India	70,698	1,560,925
Toronto Dominion Bank	68,700	3,658,330
U.S. Bancorp, Delaware	222,900	6,666,939
Wachovia Corp.	272,177	14,923,465
Wells Fargo & Co.	230,200	14,355,272
		82,459,359
Regional Banks – 4.2%
Cathay General Bancorp	63,156	2,255,301
Center Financial Corp., California	57,600	1,397,376
City National Corp.	10,100	757,197
East West Bancorp, Inc.	11,977	442,071
Higashi Nippon Bank Ltd.	110,000	596,267
Hokuhoku Financial Group, Inc.	154,000	728,458
Kansai Urban Banking Corp.	150,000	791,358
Kyushu Shinwa Holdings, Inc. (a)	303,000	834,134
M&T Bank Corp.	8,600	931,380
Nara Bancorp, Inc.	4,700	84,130
Nishi Nippon City Bank Ltd.	106,000	627,887
North Fork Bancorp, Inc., New York	38,334	985,950
SVB Financial Group (a)	50,000	2,474,000
The Keiyo Bank Ltd.	89,000	710,756
UCBH Holdings, Inc.	44,200	766,870
UnionBanCal Corp.	23,500	1,576,615
Westcorp	25,200	1,743,588
		17,703,338

TOTAL COMMERCIAL BANKS		100,162,697

CONSUMER FINANCE – 4.7%
Consumer Finance – 4.7%
Advanta Corp. Class B	21,600	747,576
American Express Co.	207,000	10,857,150
Capital One Financial Corp. (d)	31,530	2,626,449
Dollar Financial Corp.	186,033	2,435,172
SLM Corp.	56,300	3,150,548
		19,816,895

DIVERSIFIED CONSUMER SERVICES – 0.2%
Specialized Consumer Services 0.2%
Jackson Hewitt Tax Service, Inc.	33,600	848,736
DIVERSIFIED FINANCIAL SERVICES – 8.8%
Other Diversifed Financial Services – 6.8%
Citigroup, Inc.	141,769	6,603,600
ING Groep NV sponsored ADR	27,500	983,125
JPMorgan Chase & Co.	534,494	21,246,137
		28,832,862
Specialized Finance – 2.0%
Asset Acceptance Capital Corp. (a)	51,561	1,258,088

See accompanying notes which are an integral part of the financial statements.

79 Semiannual Report

Advisor Financial Services Fund
Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value (Note 1)

DIVERSIFIED FINANCIAL SERVICES – CONTINUED
Specialized Finance – continued
CIT Group, Inc.	50,800	$ 2,709,672
IntercontinentalExchange, Inc.	47,600	2,419,032
Marlin Business Services Corp. (a)	36,749	844,492
NETeller PLC (a)	73,300	1,021,661
		8,252,945

TOTAL DIVERSIFIED FINANCIAL SERVICES		37,085,807

HOUSEHOLD DURABLES – 0.2%
Homebuilding – 0.2%
D.R. Horton, Inc.	28,500	1,063,620
INSURANCE – 29.5%
Insurance Brokers – 0.6%
Marsh & McLennan Companies, Inc.	35,600	1,081,884
National Financial Partners Corp.	28,300	1,514,333
Willis Group Holdings Ltd.	2,100	72,891
		2,669,108
Life & Health Insurance – 4.9%
AFLAC, Inc.	95,200	4,469,640
American Equity Investment Life Holding
Co.	31,300	439,765
MetLife, Inc.	109,100	5,472,456
Protective Life Corp.	9,500	427,025
Prudential Financial, Inc.	48,900	3,684,126
Sun Life Financial, Inc.	119,500	5,008,938
Torchmark Corp.	17,500	981,750
		20,483,700
Multi-Line Insurance – 9.8%
American International Group, Inc.	525,860	34,422,792
Genworth Financial, Inc. Class A
(non vtg.)	17,800	583,128
Hartford Financial Services Group, Inc.	64,100	5,270,943
HCC Insurance Holdings, Inc.	42,150	1,309,179
		41,586,042
Property & Casualty Insurance 8.9%
ACE Ltd.	203,400	11,136,150
Allstate Corp.	81,000	4,216,050
AMBAC Financial Group, Inc.	27,250	2,093,073
Aspen Insurance Holdings Ltd.	147,400	3,416,732
Axis Capital Holdings Ltd.	60,900	1,820,910
Berkshire Hathaway, Inc. Class B (a)	1,264	3,706,048
Fidelity National Financial, Inc.	32,350	1,276,855
James River Group, Inc.	6,500	134,290
MBIA, Inc.	17,700	1,089,612
The St. Paul Travelers Companies, Inc.	97,300	4,415,474
XL Capital Ltd. Class A	62,500	4,228,750
		37,533,944

	Shares	Value (Note 1)
Reinsurance 5.3%
Endurance Specialty Holdings Ltd.	250,970	$ 8,264,442
Everest Re Group Ltd.	8,300	802,195
IPC Holdings Ltd.	5,600	152,656
Max Re Capital Ltd.	70,562	1,870,599
Montpelier Re Holdings Ltd.	35,300	681,290
PartnerRe Ltd.	56,500	3,490,570
Platinum Underwriters Holdings Ltd.	136,500	4,183,725
Scottish Re Group Ltd.	78,500	1,932,670
Swiss Reinsurance Co. (Reg.)	15,029	1,117,549
		22,495,696

TOTAL INSURANCE		124,768,490

REAL ESTATE 4.9%
Real Estate Investment Trusts 4.6%
Apartment Investment & Management
Co. Class A	47,100	2,002,692
CBL & Associates Properties, Inc.	24,292	1,028,037
Digital Realty Trust, Inc.	45,600	1,180,584
Duke Realty Corp.	23,000	834,440
Equity Lifestyle Properties, Inc.	14,200	653,200
Equity Residential (SBI)	72,900	3,091,689
Federal Realty Investment Trust (SBI)	7,400	494,468
General Growth Properties, Inc.	14,800	763,680
Healthcare Realty Trust, Inc.	47,000	1,646,880
Kimco Realty Corp.	20,600	722,854
Reckson Associates Realty Corp.	25,400	1,014,222
Simon Property Group, Inc.	48,400	4,009,456
The Mills Corp.	26,500	1,098,425
United Dominion Realty Trust, Inc. (SBI) .	40,800	1,036,728
		19,577,355
Real Estate Management & Development 0.3%
Mitsui Fudosan Co. Ltd.	63,000	1,326,259

TOTAL REAL ESTATE		20,903,614

THRIFTS & MORTGAGE FINANCE 8.3%
Thrifts & Mortgage Finance – 8.3%
Countrywide Financial Corp.	101,140	3,382,122
Doral Financial Corp.	24,300	264,141
Downey Financial Corp.	7,500	491,100
Fannie Mae	173,535	10,054,618
Freddie Mac	27,800	1,886,508
Golden West Financial Corp., Delaware	65,000	4,590,300
Hudson City Bancorp, Inc.	220,075	2,733,332
Hypo Real Estate Holding AG	15,900	1,037,660
MGIC Investment Corp.	16,900	1,115,569
Radian Group, Inc.	20,655	1,182,086
Sovereign Bancorp, Inc.	75,900	1,654,620
The PMI Group, Inc.	28,200	1,219,086

See accompanying notes which are an integral part of the financial statements.

Financial Services 80

Common Stocks continued
	Shares	Value (Note 1)

THRIFTS & MORTGAGE FINANCE – CONTINUED
Thrifts & Mortgage Finance – continued
W Holding Co., Inc.	109,774	$ 945,154
Washington Mutual, Inc.	109,300	4,625,576
		35,181,872

TOTAL COMMON STOCKS
(Cost $308,966,968)		422,617,510

Money Market Funds 1.8%

Fidelity Cash Central Fund,
4.46% (b)	4,736,411	4,736,411
Fidelity Securities Lending Cash
Central Fund, 4.48% (b)(c)	2,976,080	2,976,080
TOTAL MONEY MARKET FUNDS
(Cost $7,712,491)		7,712,491

TOTAL INVESTMENT PORTFOLIO 101.6%
(Cost $316,679,459)		430,330,001

NET OTHER ASSETS (1.6)%		(6,912,635)
NET ASSETS 100%		$ 423,417,366

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:

Fund	Income received
Fidelity Cash Central Fund	$38,319
Fidelity Securities Lending Cash Central Fund	44,042
Total	$82,361

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	78.4%
Bermuda	8.7%
Canada	3.1%
Switzerland	2.5%
Japan	2.0%
India	1.5%
United Kingdom	1.1%
Others (individually less than 1%)	2.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

81 Semiannual Report

Advisor Financial Services Fund

Financial Statements

Statement of Assets and Liabilities
	January 31, 2006 (Unaudited)

Assets
Investment in securities, at value (in-
cluding securities loaned of
$2,889,799) — See accompany-
ing schedule:
Unaffiliated issuers (cost
$308,966,968)	$422,617,510
Affiliated Central Funds (cost
$7,712,491)	7,712,491
Total Investments (cost
$316,679,459)		$430,330,001
Foreign currency held at value (cost
$56,819)		56,819
Receivable for investments sold		1,191,926
Receivable for fund shares sold		381,233
Dividends receivable		221,553
Interest receivable		7,370
Prepaid expenses		1,894
Other affiliated receivables		23
Other receivables		41,601
Total assets		432,232,420

Liabilities
Payable to custodian bank	$366,995
Payable for investments purchased	3,626,246
Payable for fund shares redeemed	1,219,396
Accrued management fee	201,298
Distribution fees payable	243,417
Other affiliated payables	130,458
Other payables and accrued
expenses	51,164
Collateral on securities loaned, at
value	2,976,080
Total liabilities		8,815,054

Net Assets		$423,417,366
Net Assets consist of:
Paid in capital		$298,985,321
Undistributed net investment income		40,986
Accumulated undistributed net real-
ized gain (loss) on investments and
foreign currency transactions		10,760,043
Net unrealized appreciation (de-
preciation) on investments and as-
sets and liabilities in foreign
currencies		113,631,016
Net Assets		$423,417,366

Statement of Assets and Liabilities continued
January 31, 2006 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption
price per share ($77,212,087 ÷
3,315,449 shares)	$23.29
Maximum offering price per share
(100/94.25 of $23.29)	$24.71
Class T:
Net Asset Value and redemption
price per share ($126,355,676
÷ 5,439,530 shares)	$23.23
Maximum offering price per share
(100/96.50 of $23.23)	$24.07
Class B:
Net Asset Value and offering price
per share ($137,423,570 ÷
6,033,085 shares)A	$22.78
Class C:
Net Asset Value and offering price
per share ($70,008,548 ÷
3,075,853 shares)A	$22.76

Institutional Class:
Net Asset Value, offering price and
redemption price per share
($12,417,485 ÷ 527,698
shares)	$23.53
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Financial Services 82

Statement of Operations
	Six months ended January 31, 2006 (Unaudited)

Investment Income
Dividends		$4,117,077
Interest		123
Income from affiliated Central Funds (including $44,042 from security lending)		82,361
Total income		4,199,561

Expenses
Management fee	$1,174,554
Transfer agent fees	696,346
Distribution fees	1,429,217
Accounting and security lending fees	86,645
Independent trustees’ compensation	891
Custodian fees and expenses	17,656
Registration fees	34,127
Audit	25,072
Legal	2,442
Miscellaneous	3,178
Total expenses before reductions	3,470,128
Expense reductions	(40,478)	3,429,650

Net investment income (loss)		769,911
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $(74,061)	17,105,208
Foreign currency transactions	(16,076)
Total net realized gain (loss)		17,089,132
Change in net unrealized appreciation (depreciation) on:
Investment securities (net of decrease in deferred foreign taxes of $69,707)	20,686,055
Assets and liabilities in foreign currencies	176
Total change in net unrealized appreciation (depreciation)		20,686,231
Net gain (loss)		37,775,363
Net increase (decrease) in net assets resulting from operations		$38,545,274

Statement of Changes in Net Assets
	Six months ended	Year ended
	January 31, 2006	July 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 769,911	$ 2,004,509
Net realized gain (loss)	17,089,132	35,584,689
Change in net unrealized appreciation (depreciation)	20,686,231	15,327,421
Net increase (decrease) in net assets resulting from operations	38,545,274	52,916,619
Distributions to shareholders from net investment income	(1,881,734)	(623,607)
Distributions to shareholders from net realized gain	(29,223,554)	(38,323,892)
Total distributions	(31,105,288)	(38,947,499)
Share transactions - net increase (decrease)	(10,283,296)	(69,921,968)
Redemption fees	5,747	19,265
Total increase (decrease) in net assets	(2,837,563)	(55,933,583)

Net Assets
Beginning of period	426,254,929	482,188,512
End of period (including undistributed net investment income of $40,986 and undistributed net investment income of
$1,342,292, respectively)	$ 423,417,366	$ 426,254,929

See accompanying notes which are an integral part of the financial statements.

83 Semiannual Report

Financial Highlights Class A
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$23.01	$ 22.17	$ 19.98	$ 17.83	$20.45	$ 18.29
Income from Investment Operations
Net investment income (loss)E		09.19	.14	.16	.12	.15
Net realized and unrealized gain (loss)	2.08	2.48	2.20	2.07	(2.60)	2.20
Total from investment operations	2.17	2.67	2.34	2.23	(2.48)	2.35
Distributions from net investment income	(.26)	(.07)	(.15)	(.08)	(.14)	(.19)
Distributions from net realized gain	(1.63)	(1.76)	—	—	—	—
Total distributions	(1.89)	(1.83)	(.15)	(.08)	(.14)	(.19)
Redemption fees added to paid in capitalE	—G	—G	—G	—G	—G	—G
Net asset value, end of period	$23.29	$ 23.01	$ 22.17	$ 19.98	$17.83	$ 20.45
Total ReturnB,C,D	10.09%	12.60%	11.76%	12.57%	(12.16)%	12.86%
Ratios to Average Net AssetsF
Expenses before reductions	1.27%A	1.26%	1.27%	1.31%	1.27%	1.20%
Expenses net of fee waivers, if any	1.27%A	1.26%	1.27%	1.31%	1.27%	1.20%
Expenses net of all reductions	1.25%A	1.23%	1.25%	1.27%	1.23%	1.18%
Net investment income (loss)	79%A	.88%	.63%	.89%	.60%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$77,212	$ 68,012	$ 58,222	$ 57,255	$60,475	$ 78,115
Portfolio turnover rate	39%A	61%	74%	60%	125%	110%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

Financial Highlights Class T
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 22.87	$ 22.07	$ 19.90	$ 17.77	$ 20.38	$ 18.21
Income from Investment Operations
Net investment income (loss)E		06.14	.09	.12	.07	.11
Net realized and unrealized gain (loss)	2.08	2.47	2.19	2.07	(2.59)	2.19
Total from investment operations	2.14	2.61	2.28	2.19	(2.52)	2.30
Distributions from net investment income	(.15)	(.05)	(.11)	(.06)	(.09)	(.13)
Distributions from net realized gain	(1.63)	(1.76)	—	—	—	—
Total distributions	(1.78)	(1.81)	(.11)	(.06)	(.09)	(.13)
Redemption fees added to paid in capitalE	—G	—G	—G	—G	—G	—G
Net asset value, end of period	$ 23.23	$ 22.87	$ 22.07	$ 19.90	$ 17.77	$ 20.38
Total ReturnB,C,D	9.96%	12.37%	11.49%	12.37%	(12.39)%	12.64%
Ratios to Average Net AssetsF
Expenses before reductions	1.49%A	1.48%	1.50%	1.53%	1.49%	1.43%
Expenses net of fee waivers, if any	1.49%A	1.48%	1.50%	1.53%	1.49%	1.43%
Expenses net of all reductions	1.47%A	1.46%	1.48%	1.49%	1.45%	1.41%
Net investment income (loss)	57%A	.66%	.41%	.67%	.38%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 126,356	$ 128,388	$ 144,887	$ 157,238	$ 169,429	$ 234,268
Portfolio turnover rate	39%A	61%	74%	60%	125%	110%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Financial Services 84

Financial Highlights Class B
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 22.33	$ 21.65	$ 19.53	$ 17.50	$ 20.08	$ 17.95
Income from Investment Operations
Net investment income (loss)E		01.03	(.02)	.03	(.03)	—G
Net realized and unrealized gain (loss)	2.02	2.41	2.16	2.03	(2.55)	2.16
Total from investment operations	2.03	2.44	2.14	2.06	(2.58)	2.16
Distributions from net investment income	(.01)	—	(.02)	(.03)	—	(.03)
Distributions from net realized gain	(1.57)	(1.76)	—	—	—	—
Total distributions	(1.58)	(1.76)	(.02)	(.03)	—	(.03)
Redemption fees added to paid in capitalE	—G	—G	—G	—G	—G	—G
Net asset value, end of period	$ 22.78	$ 22.33	$ 21.65	$ 19.53	$ 17.50	$ 20.08
Total ReturnB,C,D	9.66%	11.78%	10.96%	11.80%	(12.85)%	12.03%
Ratios to Average Net AssetsF
Expenses before reductions	2.01%A	2.00%	2.02%	2.03%	2.01%	1.96%
Expenses net of fee waivers, if any	2.01%A	2.00%	2.02%	2.03%	2.01%	1.96%
Expenses net of all reductions	1.99%A	1.98%	2.00%	1.99%	1.97%	1.94%
Net investment income (loss)	05%A	.14%	(.11)%	.17%	(.14)%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 137,424	$ 145,046	$ 179,873	$ 193,373	$ 206,460	$ 269,612
Portfolio turnover rate	39%A	61%	74%	60%	125%	110%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reduc tions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimburse ment by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

Financial Highlights Class C
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 22.34	$ 21.65	$ 19.53	$ 17.49	$ 20.05	$ 17.96
Income from Investment Operations
Net investment income (loss)E		01.04	(.01)	.04	(.02)	.01
Net realized and unrealized gain (loss)	2.03	2.42	2.15	2.03	(2.54)	2.15
Total from investment operations	2.04	2.46	2.14	2.07	(2.56)	2.16
Distributions from net investment income	(.02)	(.01)	(.02)	(.03)	—	(.07)
Distributions from net realized gain	(1.60)	(1.76)	—	—	—	—
Total distributions	(1.62)	(1.77)	(.02)	(.03)	—	(.07)
Redemption fees added to paid in capitalE	—G	—G	—G	—G	—G	—G
Net asset value, end of period	$ 22.76	$ 22.34	$ 21.65	$ 19.53	$ 17.49	$ 20.05
Total ReturnB,C,D	9.68%	11.88%	10.96%	11.86%	(12.77)%	12.03%
Ratios to Average Net AssetsF
Expenses before reductions	1.95%A	1.95%	1.97%	1.99%	1.96%	1.92%
Expenses net of fee waivers, if any	1.95%A	1.95%	1.97%	1.99%	1.96%	1.92%
Expenses net of all reductions	1.93%A	1.92%	1.95%	1.95%	1.92%	1.90%
Net investment income (loss)	10%A	.19%	(.06)%	.22%	(.09)%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,009	$ 72,181	$ 86,199	$ 97,434	$ 107,899	$ 149,160
Portfolio turnover rate	39%A	61%	74%	60%	125%	110%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reduc tions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimburse ment by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

85 Semiannual Report

Financial Highlights Institutional Class
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 23.29	$ 22.37	$ 20.17	$ 17.95	$ 20.59	$ 18.39
Income from Investment Operations
Net investment income (loss)D		13.29	.23	.24	.19	.22
Net realized and unrealized gain (loss)	2.11	2.50	2.21	2.09	(2.62)	2.22
Total from investment operations	2.24	2.79	2.44	2.33	(2.43)	2.44
Distributions from net investment income	(.37)	(.11)	(.24)	(.11)	(.21)	(.24)
Distributions from net realized gain	(1.63)	(1.76)	—	—	—	—
Total distributions	(2.00)	(1.87)	(.24)	(.11)	(.21)	(.24)
Redemption fees added to paid in capitalD	—F	—F	—F	—F	—F	—F
Net asset value, end of period	$ 23.53	$ 23.29	$ 22.37	$ 20.17	$ 17.95	$ 20.59
Total ReturnB,C	10.31%	13.06%	12.18%	13.07%	(11.84)%	13.29%
Ratios to Average Net AssetsE
Expenses before reductions	86%A	.86%	.88%	.88%	.89%	.87%
Expenses net of fee waivers, if any	86%A	.86%	.88%	.88%	.89%	.87%
Expenses net of all reductions	85%A	.84%	.85%	.84%	.85%	.84%
Net investment income (loss)	1.19%A	1.28%	1.03%	1.32%	.98%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,417	$ 12,629	$ 13,008	$ 14,539	$ 15,283	$ 17,966
Portfolio turnover rate	39%A	61%	74%	60%	125%	110%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrange ments or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Financial Services 86

Notes to Financial Statements For the period ended January 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Financial Services Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund’s investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transac tions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Pur chases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

87 Semiannual Report

Notes to Financial Statements (Unaudited) continued
1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distrib uting all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:
Unrealized appreciation	$115,784,786
Unrealized depreciation	(3,533,296)
Net unrealized appreciation (depreciation)	$112,251,490
Cost for federal income tax purposes	$318,078,511

Short Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (in cluding accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $80,160,274 and $119,476,356, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly manage ment fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund’s average net assets.

Financial Services

88

4. Fees and Other Transactions with Affiliates continued

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$88,738	$—
Class T	25%	.25%	307,164	—
Class B	75%	.25%	687,812	515,859
Class C	75%	.25%	345,503	10,410

			$1,429,217	$526,269

Sales Load. FDC receives a front end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and ..25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:
Retained
by FDC
Class A	$9,032
Class T	6,172
Class B*	133,034
Class C*	1,540
$149,778
* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$128,832	.36*
Class T	205,510	.33*
Class B	244,321	.36*
Class C	104,679	.30*
Institutional Class	13,004	.21*

	$696,346
* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,021 for the period.

89 Semiannual Report

Notes to Financial Statements (Unaudited) continued
5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $40,337 for the period. In addition, through arrangements with each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, credits reduced each class’ transfer agent expense as noted in the table below:

Transfer Agent
expense reduction
Class A	$22
Class B	119
$141

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:
	Six months ended	Year ended
	January 31,	July 31,
	2006	2005
From net investment income
Class A	$792,999	$192,609
Class T	784,595	326,696
Class B	62,350	—
Class C	47,101	38,785
Institutional Class	194,689	65,517
Total	$1,881,734	$623,607
From net realized gain
Class A	$4,951,957	$4,769,034
Class T	8,720,828	11,388,557
Class B	9,718,101	14,295,898
Class C	4,968,834	6,852,951
Institutional Class	863,834	1,017,452
Total	$29,223,554	$38,323,892

Financial Services

90

10. Share Transactions.

Transactions for each class of shares were as follows:
	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	January 31,	July 31,	January 31,	July 31,
	2006	2005	2006	2005
Class A
Shares sold	583,248	1,159,503	$13,161,193	$25,692,274
Reinvestment of distributions	234,686	198,478	5,118,374	4,334,590
Shares redeemed	(458,003)	(1,028,419)	(10,268,436)	(22,675,155)
Net increase (decrease)	359,931	329,562	$8,011,131	$7,351,709
Class T
Shares sold	277,530	420,019	$6,234,674	$9,262,219
Reinvestment of distributions	409,213	504,911	8,897,371	10,965,915
Shares redeemed	(860,901)	(1,875,686)	(19,208,147)	(41,342,266)
Net increase (decrease)	(174,158)	(950,756)	$(4,076,102)	$(21,114,132)
Class B
Shares sold	221,436	283,236	$4,824,824	$6,103,430
Reinvestment of distributions	394,521	574,588	8,409,179	12,205,894
Shares redeemed	(1,079,527)	(2,670,965)	(23,632,065)	(57,380,601)
Net increase (decrease)	(463,570)	(1,813,141)	$(10,398,062)	$(39,071,277)
Class C
Shares sold	159,092	213,518	$3,485,675	$4,587,619
Reinvestment of distributions	190,165	257,099	4,051,043	5,464,805
Shares redeemed	(504,935)	(1,219,971)	(11,021,498)	(26,243,393)
Net increase (decrease)	(155,678)	(749,354)	$(3,484,780)	$(16,190,969)
Institutional Class
Shares sold	20,296	62,760	$459,669	$1,387,106
Reinvestment of distributions	34,641	37,434	762,982	826,042
Shares redeemed	(69,389)	(139,433)	(1,558,134)	(3,110,447)
Net increase (decrease)	(14,452)	(39,239)	$(335,483)	$(897,299)

91 Semiannual Report

Advisor Health Care Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2005 to January 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	August 1, 2005 to
	August 1, 2005	January 31, 2006	January 31, 2006
Class A
Actual	$ 1,000.00	$ 1,068.00	$ 6.52
HypotheticalA	$ 1,000.00	$ 1,018.90	$ 6.36
Class T
Actual	$ 1,000.00	$ 1,066.70	$ 7.81
HypotheticalA	$ 1,000.00	$ 1,017.64	$ 7.63
Class B
Actual	$ 1,000.00	$ 1,064.10	$ 10.46
HypotheticalA	$ 1,000.00	$ 1,015.07	$ 10.21
Class C
Actual	$ 1,000.00	$ 1,064.30	$ 10.09
HypotheticalA	$ 1,000.00	$ 1,015.43	$ 9.86
Institutional Class
Actual	$ 1,000.00	$ 1,070.30	$ 4.49
HypotheticalA	$ 1,000.00	$ 1,020.87	$ 4.38

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	1.25%
Class T	1.50%
Class B	2.01%
Class C	1.94%
Institutional Class	86%

Health Care

92

Advisor Health Care Fund
Investment Changes

Top Ten Stocks as of January 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
UnitedHealth Group, Inc.	6.7	7.6
Pfizer, Inc.	5.8	1.9
Wyeth	4.8	3.6
Merck & Co., Inc.	4.1	1.0
Genentech, Inc.	3.8	6.5
Johnson & Johnson	3.6	7.0
Allergan, Inc.	2.6	1.6
Alcon, Inc.	2.6	2.6
WellPoint, Inc.	2.4	2.5
Novartis AG sponsored ADR	1.9	1.7
	38.3

93 Semiannual Report

Advisor Health Care Fund Investments January 31, 2006 (Unaudited) Showing Percentage of Net Assets

Common Stocks 99.9%
	Shares	Value (Note 1)

BEVERAGES – 0.3%
Soft Drinks – 0.3%
Hansen Natural Corp. (a)	24,811	$ 2,178,406
BIOTECHNOLOGY – 15.0%
Biotechnology – 15.0%
Affymetrix, Inc. (a)	70,400	2,687,872
Alnylam Pharmaceuticals, Inc. (a)	4,800	64,512
Altus Pharmaceuticals, Inc.	10,900	202,195
Amgen, Inc. (a)	215,200	15,685,928
Amylin Pharmaceuticals, Inc. (a)	68,600	2,908,640
Anadys Pharmaceuticals, Inc. (a)	6,000	65,820
Applera Corp.:
– Applied Biosystems Group	93,800	2,658,292
– Celera Genomics Group (a)	19,400	228,144
Arena Pharmaceuticals, Inc. (a)	7,200	122,184
Biogen Idec, Inc. (a)	134,200	6,005,450
BioMarin Pharmaceutical, Inc. (a)	137,653	1,614,670
Celgene Corp. (a)	63,100	4,489,565
Cephalon, Inc. (a)	25,200	1,786,428
Charles River Laboratories International,
Inc. (a)	47,100	2,172,723
DOV Pharmaceutical, Inc. (a)	18,100	279,464
DUSA Pharmaceuticals, Inc. (a)	86,400	879,552
Exelixis, Inc. (a)	72,697	783,674
Genentech, Inc. (a)	361,900	31,094,448
Genzyme Corp. (a)	4,045	286,952
Gilead Sciences, Inc. (a)	202,300	12,314,001
Human Genome Sciences, Inc. (a)	61,200	673,200
ICOS Corp. (a)	75,500	1,876,175
ImClone Systems, Inc. (a)	39,100	1,408,773
Inhibitex, Inc. (a)(f)	8,000	70,960
Invitrogen Corp. (a)	34,000	2,341,920
Martek Biosciences (a)	27,000	777,600
MedImmune, Inc. (a)	110,830	3,781,520
Millennium Pharmaceuticals, Inc. (a)	148,400	1,534,456
Myogen, Inc. (a)	20,200	753,864
Nektar Therapeutics (a)	38,500	762,300
Neurocrine Biosciences, Inc. (a)	144,700	8,793,419
ONYX Pharmaceuticals, Inc. (a)	33,100	929,779
Panacos Pharmaceuticals, Inc. (a)	18,800	173,900
PDL BioPharma, Inc. (a)	51,500	1,501,225
Renovis, Inc. (a)	46,100	939,057
Rigel Pharmaceuticals, Inc. (a)	6,300	49,077
Seracare Life Sciences, Inc. (a)	40,000	349,600
Serologicals Corp. (a)	47,200	1,055,392
Solexa, Inc. (a)(d)	49,500	431,145
Techne Corp. (a)	39,500	2,245,575
Tercica, Inc. (a)	233,200	1,604,416
Vertex Pharmaceuticals, Inc. (a)	111,100	3,968,492
ViroPharma, Inc. (a)	40,600	942,326
		123,294,685

	Shares	Value (Note 1)

CHEMICALS – 0.4%
Fertilizers & Agricultural Chemicals 0.4%
Monsanto Co.	35,900	$ 3,037,499
Syngenta AG sponsored ADR	3,200	81,728
		3,119,227

COMMERCIAL SERVICES & SUPPLIES 0.5%
Diversified Commercial & Professional Services 0.2%
Advisory Board Co. (a)	32,812	1,639,944
PICO Holdings, Inc. (a)	3,612	127,756
		1,767,700
Human Resource & Employment Services – 0.2%
Kforce, Inc. (a)	62,299	809,887
On Assignment, Inc. (a)	62,242	773,668
		1,583,555
Office Services & Supplies – 0.1%
Mine Safety Appliances Co.	17,100	681,093

TOTAL COMMERCIAL SERVICES & SUPPLIES		4,032,348

DIVERSIFIED CONSUMER SERVICES – 0.1%
Specialized Consumer Services 0.1%
Service Corp. International (SCI)	61,700	504,706
FOOD & STAPLES RETAILING 0.2%
Drug Retail – 0.0%
CVS Corp.	1,200	33,312
Food Distributors – 0.1%
United Natural Foods, Inc. (a)	24,700	798,551
Food Retail – 0.1%
Whole Foods Market, Inc.	12,800	945,536

TOTAL FOOD & STAPLES RETAILING		1,777,399

FOOD PRODUCTS – 0.2%
Agricultural Products – 0.0%
Bunge Ltd.	7,500	442,200
Packaged Foods & Meats – 0.2%
Groupe Danone sponsored ADR	54,300	1,219,578
Nestle SA sponsored ADR	1,000	73,400
		1,292,978

TOTAL FOOD PRODUCTS		1,735,178

HEALTH CARE EQUIPMENT & SUPPLIES – 18.6%
Health Care Equipment 14.2%
American Medical Systems Holdings,
Inc. (a)	300	6,798
Aspect Medical Systems, Inc. (a)	120,000	4,340,400
Baxter International, Inc.	308,930	11,384,071
Beckman Coulter, Inc.	15,500	923,025
Becton, Dickinson & Co.	163,900	10,620,720
Boston Scientific Corp. (a)	420,100	9,187,587
C.R. Bard, Inc.	105,650	6,700,323

See accompanying notes which are an integral part of the financial statements.

Health Care 94

Common Stocks continued
		Shares	Value (Note 1)

HEALTH CARE EQUIPMENT & SUPPLIES – CONTINUED
Health Care Equipment – continued
China Medical Technologies, Inc.
sponsored ADR (d)		29,000	$ 1,273,100
Conceptus, Inc. (a)		83,900	1,367,570
Cyberonics, Inc. (a)		300	9,003
Cytyc Corp. (a)		122,000	3,672,200
Dade Behring Holdings, Inc.		41,760	1,634,069
Edwards Lifesciences Corp. (a)		100	4,294
Epix Pharmaceuticals, Inc. (a)		136,200	619,710
Fisher Scientific International, Inc. (a)		51,400	3,437,118
Hillenbrand Industries, Inc.		12,400	610,328
Hologic, Inc. (a)		38,700	1,991,502
Hospira, Inc. (a)		3,482	155,820
IDEXX Laboratories, Inc. (a)		13,300	1,021,706
Imaging Dynamics Co. Ltd. (a)		75,200	330,129
Integra LifeSciences Holdings Corp. (a)	.	1,400	54,600
IntraLase Corp. (a)(d)		79,600	1,580,060
Intuitive Surgical, Inc. (a)		36,000	4,955,400
Invacare Corp.		33,000	1,141,470
Kinetic Concepts, Inc. (a)		34,000	1,230,460
Medtronic, Inc.		229,900	12,982,453
Mentor Corp.		52,300	2,353,500
Natus Medical, Inc. (a)		70,401	1,329,875
NMT Medical, Inc. (a)		4,600	100,648
Novoste Corp. (a)(e)		3,125	7,063
NuVasive, Inc. (a)		300	5,517
Palomar Medical Technologies, Inc. (a)		1,200	47,280
Phonak Holding AG		1,235	61,158
PhotoMedex, Inc. (a)		118,426	249,879
Quidel Corp. (a)		300	2,997
ResMed, Inc. (a)		100,600	3,967,664
Respironics, Inc. (a)		44,200	1,592,526
SonoSite, Inc. (a)		68,100	2,679,054
St. Jude Medical, Inc. (a)		87,200	4,284,136
Stereotaxis, Inc. (a)		280,229	3,609,350
Steris Corp.		21,000	567,000
Stryker Corp.		27,200	1,357,280
Syneron Medical Ltd. (a)		111,600	3,104,712
Synthes, Inc.		7,192	861,408
Thermo Electron Corp. (a)		69,000	2,321,160
Varian Medical Systems, Inc. (a)		31,000	1,866,510
Waters Corp. (a)		83,579	3,506,139
Zimmer Holdings, Inc. (a)		23,400	1,613,430
			116,722,202
Health Care Supplies 4.4%
Alcon, Inc.		163,800	20,953,296
Arrow International, Inc.		22,500	720,000
Cooper Companies, Inc.		32,400	1,795,932
Cynosure, Inc. Class A		3,400	69,530
DENTSPLY International, Inc.		33,800	1,815,060
DJ Orthopedics, Inc. (a)		98,400	3,230,472
ev3, Inc.		2,500	40,500

	Shares	Value (Note 1)
Gen Probe, Inc. (a)	22,300	$ 1,124,589
Immucor, Inc. (a)	20,700	622,035
Inverness Medical Innovations, Inc. (a)(f)	41,900	1,125,015
Lifecore Biomedical, Inc. (a)	65,700	895,491
Millipore Corp. (a)	32,270	2,219,531
NUCRYST Pharmaceuticals Corp.	77,500	790,684
Nutraceutical International Corp. (a)	77,170	1,115,878
West Pharmaceutical Services, Inc.	1,000	30,530
		36,548,543

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		153,270,745

HEALTH CARE PROVIDERS & SERVICES – 30.9%
Health Care Distributors & Services 3.1%
AmerisourceBergen Corp.	52,200	2,278,008
Andrx Corp. (a)	58,200	1,021,410
Cardinal Health, Inc.	106,800	7,693,872
Henry Schein, Inc. (a)	73,000	3,404,720
McKesson Corp.	207,700	11,008,100
Symbion Health Ltd.	157,300	411,491
		25,817,601
Health Care Facilities 6.1%
Acibadem Saglik Hizmetleri AS	29,349	308,120
American Retirement Corp. (a)	218,477	5,949,129
Brookdale Senior Living, Inc.	181,300	6,118,875
Bumrungrad Hospital PCL (For. Reg.)	867,700	718,811
Capital Senior Living Corp. (a)	236,800	2,484,032
Community Health Systems, Inc. (a)	126,400	4,599,696
Genesis HealthCare Corp. (a)	300	10,995
HCA, Inc.	112,100	5,501,868
Health Management Associates, Inc.
Class A	97,300	2,045,246
HealthSouth Corp. (a)	12,400	59,892
LCA Vision, Inc.	300	16,851
LifePoint Hospitals, Inc. (a)	26,100	805,185
Odyssey Healthcare, Inc. (a)	99,300	2,023,734
Psychiatric Solutions, Inc. (a)	140,400	4,631,796
Radiation Therapy Services, Inc. (a)	300	8,970
Sunrise Senior Living, Inc. (a)	34,500	1,254,075
Symbion, Inc. (a)	2,500	57,750
Tenet Healthcare Corp. (a)	31,300	227,551
Triad Hospitals, Inc. (a)	19,800	812,988
U.S. Physical Therapy, Inc. (a)	22,238	413,627
United Surgical Partners International,
Inc. (a)	148,888	5,770,899
Universal Health Services, Inc. Class B	8,300	394,333
VCA Antech, Inc. (a)	216,800	5,998,856
		50,213,279
Health Care Services 8.3%
American Dental Partners, Inc. (a)	49,760	816,064
American Healthways, Inc. (a)	120,752	5,395,199
Apria Healthcare Group, Inc. (a)	5,100	124,287
Caremark Rx, Inc. (a)	194,900	9,608,570

See accompanying notes which are an integral part of the financial statements.

95 Semiannual Report

Advisor Health Care Fund
Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value (Note 1)

HEALTH CARE PROVIDERS & SERVICES – CONTINUED
Health Care Services – continued
Cerner Corp. (a)	27,500	$ 1,237,500
Chemed Corp.	93,600	4,975,776
Covance, Inc. (a)	40,700	2,312,167
Cross Country Healthcare, Inc. (a)	300	5,928
DaVita, Inc. (a)	103,550	5,669,363
Eclipsys Corp. (a)	197,400	4,354,644
Emdeon Corp. (a)	132,816	1,240,501
Emergency Medical Services Corp.
Class A	52,900	662,837
Express Scripts, Inc. (a)	62,900	5,742,141
Fresenius Medical Care AG sponsored
ADR	300	10,605
Gentiva Health Services, Inc. (a)	300	5,697
Health Grades, Inc. (a)	144,800	852,858
I trax, Inc. (a)	24,700	72,865
IMS Health, Inc.	93,200	2,292,720
Lincare Holdings, Inc. (a)	36,700	1,550,942
Matria Healthcare, Inc. (a)	9,900	422,433
Medco Health Solutions, Inc. (a)	153,200	8,288,120
Omnicare, Inc.	82,100	4,080,370
PAREXEL International Corp. (a)	300	7,314
Pediatric Services of America, Inc. (a)	7,900	113,128
Pediatrix Medical Group, Inc. (a)	10,500	920,640
Pharmaceutical Product Development,
Inc.	13,300	920,094
QMed, Inc. (a)	7,100	70,290
RehabCare Group, Inc. (a)	44,400	851,592
ResCare, Inc. (a)	135,136	2,593,260
SFBC International, Inc. (a)	39,800	877,590
Systems Xcellence, Inc. (a)	24,700	63,108
WebMD Health Corp. Class A (d)	61,415	2,452,915
		68,591,518
Managed Health Care 13.4%
Aetna, Inc.	155,600	15,062,080
AMERIGROUP Corp. (a)	80,700	1,801,224
Coventry Health Care, Inc. (a)	50	2,979
Health Net, Inc. (a)	261,000	12,885,570
Humana, Inc. (a)	39,200	2,186,184
Magellan Health Services, Inc. (a)	12,800	466,944
Sierra Health Services, Inc. (a)	47,600	1,885,912
UnitedHealth Group, Inc.	924,409	54,928,378
Wellcare Health Plans, Inc. (a)	20,100	812,643
WellPoint, Inc. (a)	259,500	19,929,600
		109,961,514

TOTAL HEALTH CARE PROVIDERS & SERVICES		254,583,912

HOTELS, RESTAURANTS & LEISURE – 0.0%
Leisure Facilities 0.0%
Life Time Fitness, Inc. (a)	2,300	88,757

	Shares	Value (Note 1)

HOUSEHOLD DURABLES – 0.1%
Consumer Electronics – 0.1%
Koninklijke Philips Electronics NV (NY
Shares)	25,000	$ 841,750
INTERNET & CATALOG RETAIL – 0.5%
Internet Retail 0.5%
NutriSystem, Inc. (a)(d)	88,700	4,337,430
PERSONAL PRODUCTS 1.0%
Personal Products 1.0%
Herbalife Ltd. (a)	223,100	7,719,260
NBTY, Inc. (a)	34,800	720,012
		8,439,272

PHARMACEUTICALS – 32.1%
Pharmaceuticals 32.1%
Abbott Laboratories	70,820	3,055,883
Adams Respiratory Therapeutics, Inc.	14,998	647,614
Allergan, Inc.	185,950	21,644,580
Astellas Pharma, Inc.	57,600	2,380,977
AstraZeneca PLC sponsored ADR	3,500	170,240
Axcan Pharma, Inc. (a)	24,700	451,082
Barr Pharmaceuticals, Inc. (a)	73,600	4,826,688
Collagenex Pharmaceuticals, Inc. (a)	31,900	416,614
Dr. Reddy’s Laboratories Ltd. sponsored
ADR	5,400	138,240
Endo Pharmaceuticals Holdings, Inc. (a) .	63,200	1,813,840
First Horizon Pharmaceutical Corp. (a)	48,900	822,009
Forest Laboratories, Inc. (a)	217,000	10,042,760
GlaxoSmithKline PLC sponsored ADR	71,000	3,638,040
Impax Laboratories, Inc. (a)	9,200	92,460
Ista Pharmaceuticals, Inc. (a)(d)	2,769	19,411
Johnson & Johnson	520,258	29,935,645
King Pharmaceuticals, Inc. (a)	112,500	2,109,375
Kos Pharmaceuticals, Inc. (a)	58,595	2,567,047
Labopharm, Inc. (a)	5,200	41,547
Mayne Pharma Ltd. (a)	205,700	397,729
Medicis Pharmaceutical Corp. Class A	99,000	3,060,090
Merck & Co., Inc.	985,400	33,996,300
MGI Pharma, Inc. (a)	31,400	523,438
Mylan Laboratories, Inc.	61,000	1,201,700
Novartis AG sponsored ADR	289,800	15,985,368
Par Pharmaceutical Companies, Inc. (a) .	15,700	519,356
Penwest Pharmaceuticals Co. (a)	59,300	1,223,359
Pfizer, Inc.	1,860,320	47,773,018
Ranbaxy Laboratories Ltd. sponsored
GDR	58,418	539,198
Roche Holding AG (participation
certificate)	72,488	11,455,174
Salix Pharmaceuticals Ltd. (a)	315,300	5,483,067
Schering Plough Corp.	209,500	4,011,925
Sepracor, Inc. (a)	46,000	2,617,860
Takeda Pharamaceutical Co. Ltd.	14,000	792,295

See accompanying notes which are an integral part of the financial statements.

Health Care 96

Common Stocks continued
	Shares	Value (Note 1)

PHARMACEUTICALS – CONTINUED
Pharmaceuticals – continued
Taro Pharmaceutical Industries Ltd. (a)	3,800	$ 56,468
Teva Pharmaceutical Industries Ltd.
sponsored ADR	234,792	10,009,183
Valeant Pharmaceuticals International	12,400	222,704
Watson Pharmaceuticals, Inc. (a)	13,300	440,097
Wyeth	851,220	39,368,925
		264,491,306

REAL ESTATE 0.0%
Real Estate Investment Trusts 0.0%
Ventas, Inc.	2,500	76,500
TOTAL COMMON STOCKS
(Cost $673,948,956)		822,771,621

Nonconvertible Preferred Stocks 0.0%

BIOTECHNOLOGY – 0.0%
Biotechnology – 0.0%
GeneProt, Inc. Series A (a)(f)
(Cost $234,135)	43,000	43

Money Market Funds 1.0%

Fidelity Cash Central Fund,
4.46% (b)	2,058,535	2,058,535
Fidelity Securities Lending Cash
Central Fund, 4.48% (b)(c)	5,938,800	5,938,800
TOTAL MONEY MARKET FUNDS
(Cost $7,997,335)		7,997,335

TOTAL INVESTMENT PORTFOLIO 100.9%
(Cost $682,180,426)		830,768,999

NET OTHER ASSETS (0.9)%		(7,480,172)
NET ASSETS 100%		$ 823,288,827

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $7,063 or 0.0% of net assets.

(f) Restricted securities – Investment in securities not registered under the
Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to
$1,196,018 or 0.1% of net assets.

Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
GeneProt, Inc. Series A	7/7/00	$236,500
Inhibitex, Inc.	12/29/05	$65,600
	1/18/06 -
Inverness Medical Innovations, Inc.	1/31/06	$1,132,191

Affiliated Central Funds

Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:

Fund	Income received
Fidelity Cash Central Fund	$37,773
Fidelity Securities Lending Cash Central Fund	17,320
Total	$55,093

See accompanying notes which are an integral part of the financial statements.

97 Semiannual Report

Advisor Health Care Fund Investments (Unaudited) - continued

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	89.8%
Switzerland	5.9%
Israel	1.6%
Cayman Islands	1.1%
Others (individually less than 1%)	1.6%
100.0%

Income Tax Information

At July 31, 2005, the fund had a capital loss carryforward of approximately $25,340,648 of which $11,940,350 and $13,400,298 will expire on July 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Health Care 98

Advisor Health Care Fund

Financial Statements

Statement of Assets and Liabilities
	January 31, 2006 (Unaudited)

Assets
Investment in securities, at value (in-
cluding securities loaned of
$5,909,651) — See accompany-
ing schedule:
Unaffiliated issuers (cost
$674,183,091)	$822,771,664
Affiliated Central Funds (cost
$7,997,335)	7,997,335
Total Investments (cost
$682,180,426)		$830,768,999
Cash		215,280
Receivable for investments sold		12,220,984
Receivable for fund shares sold		1,012,198
Dividends receivable		50,025
Interest receivable		6,408
Prepaid expenses		3,488
Other affiliated receivables		898
Other receivables		104,702
Total assets		844,382,982

Liabilities
Payable for investments purchased	$11,662,916
Payable for fund shares redeemed	2,340,074
Accrued management fee	390,449
Distribution fees payable	459,368
Other affiliated payables	267,959
Other payables and accrued
expenses	34,589
Collateral on securities loaned, at
value	5,938,800
Total liabilities		21,094,155

Net Assets		$823,288,827
Net Assets consist of:
Paid in capital		$632,073,954
Accumulated net investment loss		(4,180,162)
Accumulated undistributed net real-
ized gain (loss) on investments and
foreign currency transactions		46,806,526
Net unrealized appreciation (de-
preciation) on investments and as-
sets and liabilities in foreign
currencies		148,588,509
Net Assets		$823,288,827

Statement of Assets and Liabilities continued
January 31, 2006 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption
price per share ($175,086,384
÷ 7,158,984 shares)	$24.46
Maximum offering price per share
(100/94.25 of $24.46)	$25.95
Class T:
Net Asset Value and redemption
price per share ($249,202,375
÷ 10,401,908 shares)	$23.96
Maximum offering price per share
(100/96.50 of $23.96)	$24.83
Class B:
Net Asset Value and offering price
per share ($243,768,767 ÷
10,647,793 shares)A	$22.89
Class C:
Net Asset Value and offering price
per share ($134,703,907 ÷
5,867,285 shares)A	$22.96
Institutional Class:
Net Asset Value, offering price and
redemption price per share
($20,527,394 ÷ 818,309
shares)	$25.09
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

99 Semiannual Report

Advisor Health Care Fund
Financial Statements - continued

Statement of Operations
	Six months ended January 31, 2006 (Unaudited)

Investment Income
Dividends		$2,260,055
Interest		2,321
Income from affiliated Central Funds (including $17,320 from security lending)		55,093
Total income		2,317,469

Expenses
Management fee	$2,293,595
Transfer agent fees	1,465,424
Distribution fees	2,739,398
Accounting and security lending fees	148,012
Independent trustees’ compensation	1,723
Custodian fees and expenses	22,093
Registration fees	35,194
Audit	25,268
Legal	4,577
Miscellaneous	4,777
Total expenses before reductions	6,740,061
Expense reductions	(242,888)	6,497,173

Net investment income (loss)		(4,179,704)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	78,363,368
Foreign currency transactions	(2,665)
Total net realized gain (loss)		78,360,703
Change in net unrealized appreciation (depreciation) on:
Investment securities	(22,709,753)
Assets and liabilities in foreign currencies	(568)
Total change in net unrealized appreciation (depreciation)		(22,710,321)
Net gain (loss)		55,650,382
Net increase (decrease) in net assets resulting from operations		$51,470,678

Statement of Changes in Net Assets
	Six months ended	Year ended
	January 31, 2006	July 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (4,179,704)	$ (5,116,814)
Net realized gain (loss)	78,360,703	26,792,251
Change in net unrealized appreciation (depreciation)	(22,710,321)	122,599,712
Net increase (decrease) in net assets resulting from operations	51,470,678	144,275,149
Distributions to shareholders from net realized gain	(1,408,666)	—
Share transactions - net increase (decrease)	(26,595,854)	(127,767,624)
Redemption fees	15,986	24,114
Total increase (decrease) in net assets	23,482,144	16,531,639

Net Assets
Beginning of period	799,806,683	783,275,044
End of period (including accumulated net investment loss of $4,180,162 and accumulated net investment loss of
$458, respectively)	$ 823,288,827	$ 799,806,683

See accompanying notes which are an integral part of the financial statements.

Health Care 100

Financial Highlights Class A
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 22.94	$ 18.91	$ 18.29	$ 16.51	$ 20.41	$ 22.02
Income from Investment Operations
Net investment income (loss)E	(.07)	(.05)	(.05)	—G	(.04)	.01
Net realized and unrealized gain (loss)	1.63	4.08	.67	1.78	(3.86)	(.50)
Total from investment operations	1.56	4.03	.62	1.78	(3.90)	(.49)
Distributions from net realized gain	(.04)	—	—	—	—	—	(1.12)
Redemption fees added to paid in capitalE	—G	—G	—G	—G	—G	—G
Net asset value, end of period	$ 24.46	$ 22.94	$ 18.91	$ 18.29	$ 16.51	$ 20.41
Total ReturnB,C,D	6.80%	21.31%	3.39%	10.78%	(19.11)%	(2.50)%
Ratios to Average Net AssetsF
Expenses before reductions	1.25%A	1.28%	1.32%	1.34%	1.29%	1.19%
Expenses net of fee waivers, if any	1.25%A	1.28%	1.32%	1.34%	1.29%	1.19%
Expenses net of all reductions	1.19%A	1.26%	1.29%	1.27%	1.24%	1.17%
Net investment income (loss)	(.61)%A	(.22)%	(.26)%	(.01)%	(.23)%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 175,086	$ 139,158	$ 104,258	$ 108,692	$ 103,292	$ 136,304
Portfolio turnover rate	132%A	71%	60%	120%	167%	71%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

Financial Highlights Class T
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 22.50	$ 18.60	$ 18.03	$ 16.31	$ 20.22	$ 21.87
Income from Investment Operations
Net investment income (loss)E	(.10)	(.09)	(.09)	(.04)	(.09)	(.04)
Net realized and unrealized gain (loss)	1.60	3.99	.66	1.76	(3.82)	(.49)
Total from investment operations	1.50	3.90	.57	1.72	(3.91)	(.53)
Distributions from net realized gain	(.04)	—	—	—	—	(1.12)
Redemption fees added to paid in capitalE	—G	—G	—G	—G	—G	—G
Net asset value, end of period	$ 23.96	$ 22.50	$ 18.60	$ 18.03	$ 16.31	$ 20.22
Total ReturnB,C,D	6.67%	20.97%	3.16%	10.55%	(19.34)%	(2.71)%
Ratios to Average Net AssetsF
Expenses before reductions	1.50%A	1.53%	1.56%	1.59%	1.52%	1.43%
Expenses net of fee waivers, if any	1.50%A	1.53%	1.56%	1.59%	1.52%	1.43%
Expenses net of all reductions	1.45%A	1.51%	1.53%	1.51%	1.47%	1.41%
Net investment income (loss)	(.87)%A	(.47)%	(.51)%	(.26)%	(.46)%	(.18)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 249,202	$ 243,353	$ 243,176	$ 264,115	$ 274,243	$ 383,643
Portfolio turnover rate	132%A	71%	60%	120%	167%	71%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

101 Semiannual Report

Financial Highlights Class B
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 21.55	$ 17.91	$ 17.45	$ 15.86	$ 19.76	$ 21.50
Income from Investment Operations
Net investment income (loss)E	(.15)	(.19)	(.18)	(.12)	(.18)	(.14)
Net realized and unrealized gain (loss)	1.53	3.83	.64	1.71	(3.72)	(.48)
Total from investment operations	1.38	3.64	.46	1.59	(3.90)	(.62)
Distributions from net realized gain	(.04)	—	—	—	—	(1.12)
Redemption fees added to paid in capitalE	—G	—G	—G	—G	—G	—G
Net asset value, end of period	$ 22.89	$ 21.55	$ 17.91	$ 17.45	$ 15.86	$ 19.76
Total ReturnB,C,D	6.41%	20.32%	2.64%	10.03%	(19.74)%	(3.20)%
Ratios to Average Net AssetsF
Expenses before reductions	2.01%A	2.04%	2.06%	2.05%	2.02%	1.95%
Expenses net of fee waivers, if any	2.01%A	2.04%	2.06%	2.05%	2.02%	1.95%
Expenses net of all reductions	1.96%A	2.01%	2.03%	1.98%	1.98%	1.93%
Net investment income (loss)	(1.38)%A	(.98)%	(1.01)%	(.73)%	(.97)%	(.70)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 243,769	$ 266,319	$ 285,299	$ 317,906	$ 334,056	$ 456,851
Portfolio turnover rate	132%A	71%	60%	120%	167%	71%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reduc tions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimburse ment by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

Financial Highlights Class C
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 21.61	$ 17.94	$ 17.47	$ 15.87	$ 19.76	$ 21.50
Income from Investment Operations
Net investment income (loss)E	(.14)	(.17)	(.17)	(.11)	(.17)	(.14)
Net realized and unrealized gain (loss)	1.53	3.84	.64	1.71	(3.72)	(.48)
Total from investment operations	1.39	3.67	.47	1.60	(3.89)	(.62)
Distributions from net realized gain	(.04)	—	—	—	—	(1.12)
Redemption fees added to paid in capitalE	—G	—G	—G	—G	—G	—G
Net asset value, end of period	$ 22.96	$ 21.61	$ 17.94	$ 17.47	$ 15.87	$ 19.76
Total ReturnB,C,D	6.43%	20.46%	2.69%	10.08%	(19.69)%	(3.20)%
Ratios to Average Net AssetsF
Expenses before reductions	1.94%A	1.97%	2.00%	2.00%	1.97%	1.91%
Expenses net of fee waivers, if any	1.94%A	1.97%	2.00%	2.00%	1.97%	1.91%
Expenses net of all reductions	1.88%A	1.94%	1.97%	1.92%	1.93%	1.89%
Net investment income (loss)	(1.31)%A	(.91)%	(.95)%	(.67)%	(.92)%	(.66)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 134,704	$ 131,277	$ 130,184	$ 150,576	$ 160,877	$ 229,494
Portfolio turnover rate	132%A	71%	60%	120%	167%	71%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reduc tions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimburse ment by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Health Care 102

Financial Highlights Institutional Class
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 23.48	$ 19.28	$ 18.58	$ 16.70	$ 20.58	$ 22.13
Income from Investment Operations
Net investment income (loss)D	(.03)	.04	.03	.06	.02	.07
Net realized and unrealized gain (loss)	1.68	4.16	.67	1.82	(3.90)	(.50)
Total from investment operations	1.65	4.20	.70	1.88	(3.88)	(.43)
Distributions from net realized gain	(.04)	—	—	—	—	(1.12)
Redemption fees added to paid in capitalD	—F	—F	—F	—F	—F	—F
Net asset value, end of period	$ 25.09	$ 23.48	$ 19.28	$ 18.58	$ 16.70	$ 20.58
Total ReturnB,C	7.03%	21.78%	3.77%	11.26%	(18.85)%	(2.21)%
Ratios to Average Net AssetsE
Expenses before reductions	86%A	.88%	.91%	.96%	.95%	.91%
Expenses net of fee waivers, if any	86%A	.88%	.91%	.96%	.95%	.91%
Expenses net of all reductions	80%A	.85%	.88%	.88%	.90%	.89%
Net investment income (loss)	(.22)%A	.18%	.14%	.37%	.11%	.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,527	$ 19,698	$ 20,358	$ 23,364	$ 35,923	$ 45,200
Portfolio turnover rate	132%A	71%	60%	120%	167%	71%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrange ments or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

103 Semiannual Report

Notes to Financial Statements For the period ended January 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Health Care Fund (the fund) is a non diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management invest ment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transac tions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Pur chases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

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104

1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distrib uting all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions, deferred trustees compensation, net operating losses, capital loss carryfor wards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$164,457,412
Unrealized depreciation	(17,251,288)
Net unrealized appreciation (depreciation)	$147,206,124
Cost for federal income tax purposes	$683,562,875

Short Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (in cluding accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $531,219,931 and $556,307,589, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly manage ment fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund’s average net assets.

105 Semiannual Report

Notes to Financial Statements (Unaudited) continued
4. Fees and Other Transactions with Affiliates continued

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$193,582	$—
Class T	25%	.25%	610,148	—
Class B	75%	.25%	1,275,626	956,719
Class C	75%	.25%	660,042	48,689
			$2,739,398	$1,005,408

Sales Load. FDC receives a front end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and ..25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:
Retained
by FDC
Class A	$54,549
Class T	20,009
Class B*	202,848
Class C*	1,592
$278,998

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$287,017	.37*
Class T	457,258	.37*
Class B	492,577	.39*
Class C	205,815	.31*
Institutional Class	22,757	.23*
	$1,465,424

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,481 for the period.

Health Care

106

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $239,582 for the period. In addition, through arrangements with each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction
Class A	$3,306

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:
	Six months ended	Year ended
	January 31,	July 31,
	2006	2005
From net realized gain
Class A	$268,380	$—
Class T	418,495	—
Class B	451,789	—
Class C	237,311	—
Institutional Class	32,691	—
Total	$1,408,666	$—

107 Semiannual Report

Notes to Financial Statements (Unaudited) continued

10. Share Transactions.

Transactions for each class of shares were as follows:
	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	January 31,	July 31,	January 31,	July 31,
	2006	2005	2006	2005
Class A
Shares sold	1,937,708	2,249,275	$ 45,827,628	$ 46,669,256
Reinvestment of distributions	9,593	—	231,280	—
Shares redeemed	(855,752)	(1,695,541)	(20,130,740)	(34,388,787)
Net increase (decrease)	1,091,549	553,734	$ 25,928,168	$ 12,280,469
Class T
Shares sold	900,345	1,442,909	$ 20,821,038	$ 29,136,425
Reinvestment of distributions	16,685	—	394,110	—
Shares redeemed	(1,331,958)	(3,703,075)	(30,770,110)	(73,845,453)
Net increase (decrease)	(414,928)	(2,260,166)	$ (9,554,962)	$ (44,709,028)
Class B
Shares sold	390,126	688,188	$ 8,614,578	$ 13,318,322
Reinvestment of distributions	17,560	—	396,692	—
Shares redeemed	(2,115,318)	(4,265,630)	(46,880,930)	(81,968,667)
Net increase (decrease)	(1,707,632)	(3,577,442)	$ (37,869,660)	$ (68,650,345)
Class C
Shares sold	389,294	718,292	$ 8,626,591	$ 14,077,610
Reinvestment of distributions	8,336	—	188,810	—
Shares redeemed	(605,896)	(1,900,462)	(13,423,570)	(36,319,943)
Net increase (decrease)	(208,266)	(1,182,170)	$ (4,608,169)	$ (22,242,333)
Institutional Class
Shares sold	50,558	80,685	$ 1,225,109	$ 1,707,265
Reinvestment of distributions	990	—	24,473	—
Shares redeemed	(72,243)	(297,641)	(1,740,813)	(6,153,652)
Net increase (decrease)	(20,695)	(216,956)	$ (491,231)	$ (4,446,387)

Health Care

108

Advisor Natural Resources Fund Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2005 to January 31, 2006).

Actual Expenses
The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	August 1, 2005 to
	August 1, 2005	January 31, 2006	January 31, 2006
Class A
Actual	$ 1,000.00	$ 1,336.10	$ 7.18
HypotheticalA	$ 1,000.00	$ 1,019.06	$ 6.21
Class T
Actual	$ 1,000.00	$ 1,335.00	$ 8.42
HypotheticalA	$ 1,000.00	$ 1,018.00	$ 7.27
Class B
Actual	$ 1,000.00	$ 1,331.20	$ 11.58
HypotheticalA	$ 1,000.00	$ 1,015.27	$ 10.01
Class C
Actual	$ 1,000.00	$ 1,331.80	$ 11.34
HypotheticalA	$ 1,000.00	$ 1,015.48	$ 9.80
Institutional Class
Actual	$ 1,000.00	$ 1,338.90	$ 5.13
HypotheticalA	$ 1,000.00	$ 1,020.82	$ 4.43

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	1.22%
Class T	1.43%
Class B	1.97%
Class C	1.93%
Institutional Class	87%

109 109 Semiannual Report

Advisor Natural Resources Fund
Investment Changes

Top Ten Stocks as of January 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Halliburton Co.	4.7	4.3
National Oilwell Varco, Inc.	4.6	5.2
GlobalSantaFe Corp.	4.0	1.8
Schlumberger Ltd. (NY Shares)	3.5	5.0
Smith International, Inc.	3.2	3.3
Newmont Mining Corp.	3.0	3.4
Valero Energy Corp.	2.5	3.8
BJ Services Co.	2.5	1.7
ConocoPhillips	2.4	5.1
Occidental Petroleum Corp.	1.8	1.8
	32.2

Natural Resources 110

Advisor Natural Resources Fund Investments January 31, 2006 (Unaudited) Showing Percentage of Net Assets

Common Stocks 99.0%
	Shares	Value (Note 1)

CAPITAL MARKETS 0.2%
Diversified Capital Markets 0.2%
VSMPO AVISMA Corp. warrants (UBS
Warrant Programme) 10/28/06 (a)	6,329	$ 1,227,826
CHEMICALS – 0.9%
Diversified Chemicals – 0.4%
Ashland, Inc.	45,400	2,992,768
Fertilizers & Agricultural Chemicals 0.4%
Potash Corp. of Saskatchewan	38,800	3,491,813
Specialty Chemicals – 0.1%
Tokuyama Corp.	29,000	549,945

TOTAL CHEMICALS		7,034,526

COMMERCIAL SERVICES & SUPPLIES 0.5%
Environmental & Facility Services – 0.1%
Team, Inc. (a)	29,500	890,900
Human Resource & Employment Services – 0.4%
Brunel International NV	53,100	1,239,023
CDI Corp.	53,000	1,445,310
		2,684,333

TOTAL COMMERCIAL SERVICES & SUPPLIES		3,575,233

CONSTRUCTION & ENGINEERING – 2.3%
Construction & Engineering – 2.3%
Chicago Bridge & Iron Co. NV
(NY Shares)	170,600	5,263,010
Fluor Corp.	37,800	3,324,510
McDermott International, Inc. (a)	137,200	7,134,400
Shaw Group, Inc. (a)	66,400	2,365,168
		18,087,088

CONTAINERS & PACKAGING 0.2%
Metal & Glass Containers 0.2%
Owens Illinois, Inc. (a)	78,300	1,721,817
ELECTRIC UTILITIES – 0.5%
Electric Utilities – 0.5%
E.ON AG	35,700	3,998,043
ELECTRICAL EQUIPMENT – 1.1%
Electrical Components & Equipment – 0.2%
Suntech Power Holdings Co. Ltd.
sponsored ADR	41,700	1,771,833
Heavy Electrical Equipment – 0.9%
ABB Ltd. sponsored ADR (a)	179,100	1,955,772
Areva (investment certificates)(non vtg.) .	100	57,472
Vestas Wind Systems AS (a)(d)	251,600	4,956,788
		6,970,032

TOTAL ELECTRICAL EQUIPMENT		8,741,865

	Shares	Value (Note 1)

ENERGY EQUIPMENT & SERVICES – 30.8%
Oil & Gas Drilling – 7.6%
Cathedral Energy Services Income Trust .	108,800	$ 1,151,095
Diamond Offshore Drilling, Inc.	88,900	7,544,943
ENSCO International, Inc.	1,600	81,792
GlobalSantaFe Corp.	515,300	31,459,065
Helmerich & Payne, Inc.	200	15,672
Nabors Industries Ltd. (a)	1,100	89,375
Noble Corp.	67,200	5,405,568
Patterson UTI Energy, Inc.	2,900	109,098
Pride International, Inc. (a)	256,800	9,067,608
Rowan Companies, Inc.	900	40,347
Stoneham Drilling Trust	51,900	1,253,128
TODCO Class A	1,200	53,520
Transocean, Inc. (a)	43,800	3,554,370
		59,825,581
Oil & Gas Equipment & Services 23.2%
Baker Hughes, Inc.	122,350	9,474,784
BJ Services Co.	480,300	19,447,347
Cooper Cameron Corp. (a)	30,000	1,451,700
Core Laboratories NV (a)	64,200	2,862,036
Dawson Geophysical Co. (a)	73,700	2,376,825
FMC Technologies, Inc. (a)	2,300	119,186
Global Industries Ltd. (a)	5,000	70,000
Grant Prideco, Inc. (a)	62,500	3,130,625
Halliburton Co.	457,300	36,378,211
Hydril Co. (a)	23,000	1,894,050
Maverick Tube Corp. (a)	2,500	119,625
NATCO Group, Inc. Class A (a)	35,200	1,017,984
National Oilwell Varco, Inc. (a)	467,432	35,557,552
Oil States International, Inc. (a)	4,200	171,780
RPC, Inc.	86,900	2,875,521
Saipem Spa	3,800	75,821
Savanna Energy Services Corp. (a)	107,500	2,930,660
Schlumberger Ltd. (NY Shares)	212,900	27,134,105
Smith International, Inc.	559,800	25,191,000
Technip Coflexip SA sponsored ADR	1,100	74,987
Veritas DGC, Inc. (a)	104,700	4,717,782
Weatherford International Ltd. (a)	88,000	3,940,640
		181,012,221

TOTAL ENERGY EQUIPMENT & SERVICES		240,837,802

FOOD PRODUCTS – 0.2%
Agricultural Products – 0.2%
Archer Daniels Midland Co.	53,200	1,675,800
Global Bio Chem Technology Group Co.
Ltd.	102,000	54,986
		1,730,786

GAS UTILITIES 0.2%
Gas Utilities 0.2%
Questar Corp.	16,100	1,311,828

See accompanying notes which are an integral part of the financial statements.

111 Semiannual Report

Advisor Natural Resources Fund
Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value (Note 1)

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 1.3%
Independent Power & Energy Trade 1.3%
AES Corp. (a)	93,600	$ 1,594,944
Mirant Corp. (a)	72,000	2,016,000
NRG Energy, Inc. (a)	72,500	3,499,575
TXU Corp.	60,100	3,043,464
		10,153,983

INSURANCE – 0.2%
Property & Casualty Insurance 0.2%
Covanta Holding Corp. (a)	90,900	1,572,570
Navigators Group, Inc. (a)	7,800	348,426
		1,920,996

IT SERVICES – 0.2%
IT Consulting & Other Services – 0.2%
Telvent GIT SA (a)	119,740	1,324,324
MACHINERY – 3.5%
Construction & Farm Machinery & Heavy Trucks – 3.5%
AGCO Corp. (a)	42,200	760,022
Bucyrus International, Inc. Class A	203,800	12,470,522
Hanjin Heavy Industries & Construction
Co. Ltd.	66,570	1,633,267
Hyundai Mipo Dockyard Co. Ltd.	45,840	3,070,742
Joy Global, Inc.	182,250	9,848,790
		27,783,343

MARINE 0.7%
Marine – 0.7%
Camillo Eitzen & Co. ASA (d)	94,000	964,490
Odfjell ASA (A Shares)	97,350	1,931,867
Stolt Nielsen SA	72,600	2,444,849
		5,341,206

METALS & MINING 14.2%
Aluminum – 1.6%
Alcan, Inc.	1,300	63,348
Alcoa, Inc.	382,700	12,055,050
Century Aluminum Co. (a)	2,500	85,200
		12,203,598
Diversified Metals & Mining – 4.3%
BHP Billiton PLC	101,400	1,873,304
Birch Mountain Resources Ltd. (a)	225,000	1,623,864
Breakwater Resources Ltd. (a)	1,179,600	932,122
Falconbridge Ltd.	61,500	2,078,348
Freeport McMoRan Copper & Gold, Inc.
Class B	1,997	128,307
Grupo Mexico SA de CV Series B	618,415	1,733,273
Phelps Dodge Corp.	500	80,250
Rio Tinto PLC sponsored ADR	16,300	3,341,663
RTI International Metals, Inc. (a)	81,100	3,669,775
Teck Cominco Ltd. Class B (sub. vtg.)	132,500	8,547,149
Titanium Metals Corp. (a)(d)	99,700	7,546,293

	Shares	Value (Note 1)
UrAsia Energy Ltd. (a)	148,800	$ 359,278
Xstrata PLC	54,100	1,517,724
		33,431,350
Gold – 4.7%
Bema Gold Corp. (a)	964,100	3,936,139
Eldorado Gold Corp. (a)	837,300	4,227,117
Meridian Gold, Inc. (a)	196,400	5,302,515
Newmont Mining Corp.	383,800	23,718,840
		37,184,611
Precious Metals & Minerals – 1.3%
Apex Silver Mines Ltd. (a)(d)	366,300	5,871,789
Industrias Penoles SA de CV	340,000	2,278,984
Stillwater Mining Co. (a)	170,200	2,467,900
		10,618,673
Steel 2.3%
Allegheny Technologies, Inc.	79,100	4,101,335
Companhia Vale do Rio Doce sponsored
ADR	2,400	123,048
Hitachi Metals Ltd.	25,000	292,764
Oregon Steel Mills, Inc. (a)	213,300	8,781,561
United States Steel Corp.	26,500	1,583,375
Usinas Siderurgicas de Minas Gerais SA
(Usiminas) (PN A)	94,700	3,077,750
		17,959,833

TOTAL METALS & MINING		111,398,065

OIL, GAS & CONSUMABLE FUELS 41.1%
Coal & Consumable Fuels 6.0%
Arch Coal, Inc.	91,500	7,934,880
Cameco Corp.	88,500	6,976,966
CONSOL Energy, Inc.	188,700	13,756,230
International Coal Group, Inc. (a)	381,400	3,859,768
Peabody Energy Corp.	142,600	14,190,126
USEC, Inc.	2,300	35,167
		46,753,137
Integrated Oil & Gas 11.6%
Amerada Hess Corp.	58,900	9,117,720
BG Group PLC sponsored ADR	176,300	10,012,077
BP PLC sponsored ADR	61,248	4,428,843
Chevron Corp.	199,436	11,842,510
ConocoPhillips	290,698	18,808,161
ENI Spa sponsored ADR	750	45,488
Exxon Mobil Corp.	59,460	3,731,115
MOL Magyar Olay es Gazipari RT
Series A (For. Reg.)	3,000	311,927
OAO Gazprom sponsored ADR	50,444	4,302,873
Occidental Petroleum Corp.	145,300	14,197,263
OMV AG	76,200	5,385,031
Total SA sponsored ADR	60,017	8,302,152
		90,485,160

See accompanying notes which are an integral part of the financial statements.

Natural Resources 112

Common Stocks continued
	Shares	Value (Note 1)

OIL, GAS & CONSUMABLE FUELS CONTINUED
Oil & Gas Exploration & Production – 16.7%
Anadarko Petroleum Corp	7,000	$ 754,740
Apache Corp.	600	45,318
Blackrock Ventures, Inc. (a)	95,100	1,052,074
Burlington Resources, Inc.	113,000	10,312,380
Cabot Oil & Gas Corp.	71,700	3,697,569
Canadian Natural Resources Ltd.	222,200	13,773,493
Chesapeake Energy Corp.	346,000	12,123,840
Comstock Resources, Inc. (a)	1,100	35,200
Denbury Resources, Inc. (a)	2,100	62,517
Devon Energy Corp.	26,600	1,814,386
EnCana Corp.	1,464	72,946
Energy Partners Ltd. (a)	73,100	2,051,917
EOG Resources, Inc.	20,900	1,766,886
Forest Oil Corp. (a)	102,200	5,263,300
Gastar Exploration Ltd. (a)	367,800	1,853,613
Goodrich Petroleum Corp. (a)	6,500	185,835
Houston Exploration Co. (a)	87,700	5,445,293
Kerr McGee Corp.	18,800	2,075,332
Newfield Exploration Co. (a)	1,600	83,840
Nexen, Inc.	69,700	3,990,026
Penn West Energy Trust	50,700	1,862,494
Pioneer Natural Resources Co.	1,500	79,650
Plains Exploration & Production Co. (a) .	214,600	9,622,664
Pogo Producing Co.	1,600	95,984
Quicksilver Resources, Inc. (a)	115,550	5,808,699
Range Resources Corp.	239,300	7,147,891
Sasol Ltd. sponsored ADR	17,600	716,320
Southwestern Energy Co. (a)	1,800	77,652
Talisman Energy, Inc.	203,400	12,375,978
Ultra Petroleum Corp. (a)	186,000	12,794,940
UTS Energy Corp. (a)	259,500	1,382,998
XTO Energy, Inc.	248,100	12,176,748
		130,602,523
Oil & Gas Refining & Marketing – 5.8%
ERG Spa	3,100	79,945
Frontier Oil Corp.	104,300	4,942,777
Holly Corp.	41,900	3,083,840
Neste Oil Oyj	74,500	2,408,360
Polski Koncern Naftowy Orlen SA	105,200	2,133,223
Sunoco, Inc.	105,100	10,005,520
Tesoro Corp.	37,700	2,732,119
Valero Energy Corp.	312,248	19,493,643
Western Refining, Inc.	9,600	180,000
World Fuel Services Corp.	10,000	344,600
		45,404,027
Oil & Gas Storage & Transport 1.0%
El Paso Corp.	5,500	74,030

	Shares	Value (Note 1)
OMI Corp.	276,000	$ 4,846,560
Overseas Shipholding Group, Inc.	53,100	2,738,898
Williams Companies, Inc.	4,000	95,360
		7,754,848

TOTAL OIL, GAS & CONSUMABLE FUELS		320,999,695

PAPER & FOREST PRODUCTS – 0.5%
Forest Products – 0.5%
Canfor Corp. (a)	2,629	31,277
Sino Forest Corp. (a)	338,500	1,667,312
Weyerhaeuser Co.	27,500	1,918,400
		3,616,989

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.2%
Semiconductors – 0.2%
Q Cells AG	18,800	1,932,910
TRADING COMPANIES & DISTRIBUTORS – 0.2%
Trading Companies & Distributors – 0.2%
UAP Holding Corp.	59,252	1,253,772
TOTAL COMMON STOCKS
(Cost $514,155,116)		773,992,097

Money Market Funds 2.3%

Fidelity Cash Central Fund, 4.46% (b)	3,960,692	3,960,692
Fidelity Securities Lending Cash
Central Fund, 4.48% (b)(c)	13,721,750	13,721,750
TOTAL MONEY MARKET FUNDS
(Cost $17,682,442)		17,682,442

TOTAL INVESTMENT PORTFOLIO 101.3%
(Cost $531,837,558)		791,674,539

NET OTHER ASSETS (1.3)%		(10,233,219)
NET ASSETS 100%		$ 781,441,320

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

See accompanying notes which are an integral part of the financial statements.

113 Semiannual Report

Advisor Natural Resources Fund Investments (Unaudited) - continued

Affiliated Central Funds

Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:

Fund	Income received
Fidelity Cash Central Fund	$185,440
Fidelity Securities Lending Cash Central Fund	117,314
Total	$302,754

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	66.1%
Canada	11.9%
Cayman Islands	5.6%
Netherlands Antilles	3.5%
United Kingdom	2.7%
Netherlands	1.3%
France	1.1%
Others (individually less than 1%)	7.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Natural Resources 114

Advisor Natural Resources Fund

Financial Statements

Statement of Assets and Liabilities
	January 31, 2006 (Unaudited)

Assets
Investment in securities, at value
(including securities loaned of
$13,680,723) — See accompany-
ing schedule:
Unaffiliated issuers
(cost $514,155,116)	$773,992,097
Affiliated Central Funds
(cost $17,682,442)	17,682,442
Total Investments
(cost $531,837,558)		$791,674,539
Receivable for investments sold		11,577,813
Receivable for fund shares sold		4,297,991
Dividends receivable		76,917
Interest receivable		32,915
Prepaid expenses		2,399
Other affiliated receivables		29
Other receivables		150,729
Total assets		807,813,332

Liabilities
Payable to custodian bank	$144,565
Payable for investments purchased	9,778,189
Payable for fund shares redeemed	1,806,391
Accrued management fee	341,187
Distribution fees payable	358,416
Other affiliated payables	176,274
Other payables and accrued
expenses	45,240
Collateral on securities loaned, at
value	13,721,750
Total liabilities		26,372,012

Net Assets		$781,441,320
Net Assets consist of:
Paid in capital		$477,209,254
Accumulated net investment loss		(1,411,441)
Accumulated undistributed net real-
ized gain (loss) on investments and
foreign currency transactions		45,802,983
Net unrealized appreciation
(depreciation) on investments and
assets and liabilities in foreign
currencies		259,840,524
Net Assets		$781,441,320

Statement of Assets and Liabilities continued
January 31, 2006 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption
price per share ($157,294,484
÷ 3,372,713 shares)	$46.64
Maximum offering price per share
(100/94.25 of $46.64)	$49.49
Class T:
Net Asset Value and redemption
price per share ($364,690,043
÷ 7,678,196 shares)	$47.50
Maximum offering price per share
(100/96.50 of $47.50)	$49.22
Class B:
Net Asset Value and offering price
per share ($135,463,190 ÷
2,975,185 shares)A	$45.53
Class C:
Net Asset Value and offering price
per share ($108,544,455 ÷
2,372,311 shares)A	$45.75
Institutional Class:
Net Asset Value, offering price and
redemption price per share
($15,449,148 ÷ 324,086
shares)	$47.67

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

115 Semiannual Report

Advisor Natural Resources Fund
Financial Statements - continued

Statement of Operations
	Six months ended January 31, 2006 (Unaudited)

Investment Income
Dividends		$2,988,557
Interest		1,193
Income from affiliated Central Funds (including $117,314 from security lending)		302,754
Total income		3,292,504

Expenses
Management fee	$1,810,152
Transfer agent fees	897,241
Distribution fees	1,908,953
Accounting and security lending fees	123,946
Independent trustees’ compensation	1,394
Custodian fees and expenses	56,393
Registration fees	62,914
Audit	24,821
Legal	3,419
Interest	891
Miscellaneous	2,693
Total expenses before reductions	4,892,817
Expense reductions	(190,443)	4,702,374

Net investment income (loss)		(1,409,870)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	90,034,412
Foreign currency transactions	22,333
Total net realized gain (loss)		90,056,745
Change in net unrealized appreciation (depreciation) on:
Investment securities	102,188,709
Assets and liabilities in foreign currencies	3,882
Total change in net unrealized appreciation (depreciation)		102,192,591
Net gain (loss)		192,249,336
Net increase (decrease) in net assets resulting from operations		$190,839,466

Statement of Changes in Net Assets
	Six months ended	Year ended
	January 31, 2006	July 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,409,870)	$ (571,477)
Net realized gain (loss)	90,056,745	75,535,938
Change in net unrealized appreciation (depreciation)	102,192,591	81,246,071
Net increase (decrease) in net assets resulting from operations	190,839,466	156,210,532
Distributions to shareholders from net investment income	—	(316,454)
Distributions to shareholders from net realized gain	(96,403,933)	(5,002,969)
Total distributions	(96,403,933)	(5,319,423)
Share transactions - net increase (decrease)	131,531,764	49,200,390
Redemption fees	44,354	77,479
Total increase (decrease) in net assets	226,011,651	200,168,978

Net Assets
Beginning of period	555,429,669	355,260,691
End of period (including accumulated net investment loss of $1,411,441 and $1,571, respectively)	$ 781,441,320	$ 555,429,669

See accompanying notes which are an integral part of the financial statements.

Natural Resources 116

Financial Highlights Class A
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 40.93	$ 29.12	$ 21.65	$ 20.33	$ 26.42	$ 24.07
Income from Investment Operations
Net investment income (loss)E	(.03)	.06	.07	.13	.15	.19
Net realized and unrealized gain (loss)	12.55	12.21	7.50	1.30	(4.36)	2.34
Total from investment operations	12.52	12.27	7.57	1.43	(4.21)	2.53
Distributions from net investment income	—	(.06)	(.10)	(.11)	(.18)	(.19)
Distributions from net realized gain	(6.81)	(.41)	—	—	(1.70)	—
Total distributions	(6.81)	(.47)	(.10)	(.11)	(1.88)	(.19)
Redemption fees added to paid in capitalE	—G	.01	—G	—G	—G	.01
Net asset value, end of period	$ 46.64	$ 40.93	$ 29.12	$ 21.65	$ 20.33	$ 26.42
Total ReturnB,C,D	33.61%	42.69%	35.08%	7.07%	(16.92)%	10.56%
Ratios to Average Net AssetsF
Expenses before reductions	1.22%A	1.25%	1.30%	1.36%	1.28%	1.23%
Expenses net of fee waivers, if any	1.22%A	1.25%	1.30%	1.36%	1.28%	1.23%
Expenses net of all reductions	1.16%A	1.19%	1.29%	1.32%	1.24%	1.18%
Net investment income (loss)	(.13)%A	.19%	.28%	.63%	.64%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 157,294	$ 90,342	$ 44,315	$ 21,798	$ 21,993	$ 21,849
Portfolio turnover rate	157%A	125%	40%	41%	85%	130%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

Financial Highlights Class T
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 41.46	$ 29.52	$ 21.97	$ 20.61	$ 26.73	$ 24.35
Income from Investment Operations
Net investment income (loss)E	(.07)	—G	.03	.10	.11	.14
Net realized and unrealized gain (loss)	12.76	12.37	7.60	1.32	(4.42)	2.36
Total from investment operations	12.69	12.37	7.63	1.42	(4.31)	2.50
Distributions from net investment income	—	(.03)	(.08)	(.06)	(.11)	(.13)
Distributions from net realized gain	(6.65)	(.41)	—	—	(1.70)	—
Total distributions	(6.65)	(.44)	(.08)	(.06)	(1.81)	(.13)
Redemption fees added to paid in capitalE	—G	.01	—G	—G	—G	.01
Net asset value, end of period	$ 47.50	$ 41.46	$ 29.52	$ 21.97	$ 20.61	$ 26.73
Total ReturnB,C,D	33.50%	42.41%	34.82%	6.91%	(17.07)%	10.32%
Ratios to Average Net AssetsF
Expenses before reductions	1.43%A	1.44%	1.48%	1.50%	1.45%	1.41%
Expenses net of fee waivers, if any	1.43%A	1.44%	1.48%	1.50%	1.45%	1.41%
Expenses net of all reductions	1.37%A	1.39%	1.47%	1.47%	1.41%	1.37%
Net investment income (loss)	(.33)%A	(.01)%	.10%	.48%	.47%	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 364,690	$ 280,820	$ 201,187	$ 155,249	$ 174,670	$ 253,062
Portfolio turnover rate	157%A	125%	40%	41%	85%	130%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

117 Semiannual Report

Financial Highlights Class B
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 39.89	$ 28.54	$ 21.28	$ 20.02	$ 26.04	$ 23.77
Income from Investment Operations
Net investment income (loss)E	(.18)	(.18)	(.11)	(.01)	(.02)	(.01)
Net realized and unrealized gain (loss)	12.25	11.93	7.37	1.27	(4.29)	2.31
Total from investment operations	12.07	11.75	7.26	1.26	(4.31)	2.30
Distributions from net investment income	—	—	—	—	(.01)	(.04)
Distributions from net realized gain	(6.43)	(.41)	—	—	(1.70)	—
Total distributions	(6.43)	(.41)	—	—	(1.71)	(.04)
Redemption fees added to paid in capitalE	—G	.01	—G	—G	—G	.01
Net asset value, end of period	$ 45.53	$ 39.89	$ 28.54	$ 21.28	$ 20.02	$ 26.04
Total ReturnB,C,D	33.12%	41.66%	34.12%	6.29%	(17.51)%	9.72%
Ratios to Average Net AssetsF
Expenses before reductions	1.97%A	1.98%	2.02%	2.06%	2.00%	1.95%
Expenses net of fee waivers, if any	1.97%A	1.98%	2.02%	2.06%	2.00%	1.95%
Expenses net of all reductions	1.91%A	1.93%	2.01%	2.02%	1.95%	1.91%
Net investment income (loss)	(.87)%A	(.55)%	(.44)%	(.07)%	(.07)%	(.03)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 135,463	$ 102,003	$ 68,347	$ 50,833	$ 58,656	$ 83,243
Portfolio turnover rate	157%A	125%	40%	41%	85%	130%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reduc tions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimburse ment by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

Financial Highlights Class C
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 40.10	$ 28.68	$ 21.38	$ 20.10	$ 26.15	$ 23.88
Income from Investment Operations
Net investment income (loss)E	(.17)	(.17)	(.10)	—G	(.01)	—G
Net realized and unrealized gain (loss)	12.32	11.99	7.40	1.28	(4.32)	2.32
Total from investment operations	12.15	11.82	7.30	1.28	(4.33)	2.32
Distributions from net investment income	—	—	—	—	(.02)	(.06)
Distributions from net realized gain	(6.50)	(.41)	—	—	(1.70)	—
Total distributions	(6.50)	(.41)	—	—	(1.72)	(.06)
Redemption fees added to paid in capitalE	—G	.01	—G	—G	—G	.01
Net asset value, end of period	$ 45.75	$ 40.10	$ 28.68	$ 21.38	$ 20.10	$ 26.15
Total ReturnB,C,D	33.18%	41.70%	34.14%	6.37%	(17.52)%	9.76%
Ratios to Average Net AssetsF
Expenses before reductions	1.93%A	1.94%	1.99%	2.01%	1.96%	1.92%
Expenses net of fee waivers, if any	1.93%A	1.94%	1.99%	2.01%	1.96%	1.92%
Expenses net of all reductions	1.87%A	1.89%	1.97%	1.97%	1.92%	1.87%
Net investment income (loss)	(.83)%A	(.51)%	(.41)%	(.02)%	(.03)%	—%
Supplemental Data
Net assets, end of period (000 omitted)	$ 108,544	$ 72,832	$ 37,206	$ 22,044	$ 24,201	$ 29,699
Portfolio turnover rate	157%A	125%	40%	41%	85%	130%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reduc tions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimburse ment by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Natural Resources 118

Financial Highlights Institutional Class
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 41.76	$ 29.64	$ 22.03	$ 20.67	$ 26.82	$ 24.43
Income from Investment Operations
Net investment income (loss)D		05.19	.18	.22	.23	.28
Net realized and unrealized gain (loss)	12.83	12.44	7.62	1.32	(4.43)	2.37
Total from investment operations	12.88	12.63	7.80	1.54	(4.20)	2.65
Distributions from net investment income	—	(.11)	(.19)	(.18)	(.25)	(.27)
Distributions from net realized gain	(6.97)	(.41)	—	—	(1.70)	—
Total distributions	(6.97)	(.52)	(.19)	(.18)	(1.95)	(.27)
Redemption fees added to paid in capitalD	—F	.01	—F	—F	—F	.01
Net asset value, end of period	$ 47.67	$ 41.76	$ 29.64	$ 22.03	$ 20.67	$ 26.82
Total ReturnB,C	33.89%	43.21%	35.60%	7.51%	(16.64)%	10.90%
Ratios to Average Net AssetsE
Expenses before reductions	87%A	.89%	.90%	.95%	.93%	.88%
Expenses net of fee waivers, if any	87%A	.89%	.90%	.95%	.93%	.88%
Expenses net of all reductions	80%A	.84%	.89%	.91%	.89%	.84%
Net investment income (loss)	24%A	.54%	.68%	1.04%	.99%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,449	$ 9,433	$ 4,206	$ 2,652	$ 4,938	$ 6,960
Portfolio turnover rate	157%A	125%	40%	41%	85%	130%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrange ments or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

119 Semiannual Report

Notes to Financial Statements For the period ended January 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Natural Resources Fund (the fund) is a non diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end manage ment investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund’s investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transac tions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Pur chases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Natural Resources

120

1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distrib uting all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$262,102,557
Unrealized depreciation	(3,286,803)
Net unrealized appreciation (depreciation)	$258,815,754
Cost for federal income tax purposes	$532,858,785

Short Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (in cluding accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $530,102,932 and $500,734,208, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly manage ment fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and

121 Semiannual Report

Notes to Financial Statements (Unaudited) continued

4. Fees and Other Transactions with Affiliates continued
Distribution and Service Plan continued

providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$147,260	$—
Class T	25%	.25%	764,432	3,264
Class B	75%	.25%	570,584	427,938
Class C	75%	.25%	426,677	124,899

			$1,908,953	$556,101

Sales Load. FDC receives a front end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and ..25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:
Retained
by FDC
Class A	$150,533
Class T	47,621
Class B*	98,810
Class C*	20,391
$317,355
* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$184,240	.31*
Class T	408,068	.27*
Class B	176,269	.31*
Class C	115,046	.27*
Institutional Class	13,618	.21*
	$897,241
* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8,594 for the period.

Natural Resources

122

4. Fees and Other Transactions with Affiliates continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:

	Average Daily	Weighted Average	Interest
Borrower or Lender	Loan Balance	Interest Rate	Expense
Borrower	$8,400,000	3.82%	$891

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $189,752 for the period. In addition, through arrangements with each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction
Institutional Class	$691

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

123 Semiannual Report

Notes to Financial Statements (Unaudited) continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:
			Six months ended	Year ended
			January 31,	July 31,
			2006	2005
From net investment income
Class A			$—	$99,736
Class T			—	195,831
Institutional Class			—	20,887
Total			$—	$316,454
From net realized gain
Class A			$17,953,607	681,527
Class T			46,190,744	2,676,352
Class B			17,304,411	974,727
Class C			12,814,673	592,512
Institutional Class			2,140,498	77,851
Total			$96,403,933	$5,002,969

10. Share Transactions.

Transactions for each class of shares were as follows:
	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	January 31,	July 31,	January 31,	July 31,
	2006	2005	2006	2005
Class A
Shares sold	1,214,451	1,253,753	$ 50,895,664	$ 43,103,050
Reinvestment of distributions	400,718	23,046	16,445,539	714,182
Shares redeemed	(449,501)	(591,542)	(18,447,400)	(19,723,914)
Net increase (decrease)	1,165,668	685,257	$ 48,893,803	$ 24,093,318
Class T
Shares sold	1,033,786	1,803,813	$ 43,979,848	$ 62,397,322
Reinvestment of distributions	1,036,762	85,233	43,333,604	2,678,882
Shares redeemed	(1,165,313)	(1,932,106)	(48,948,719)	(66,301,961)
Net increase (decrease)	905,235	(43,060)	$ 38,364,733	$ (1,225,757)
Class B
Shares sold	545,050	949,870	$ 22,345,377	$ 31,871,038
Reinvestment of distributions	367,303	27,043	14,742,907	820,469
Shares redeemed	(494,410)	(814,770)	(19,915,931)	(26,808,279)
Net increase (decrease)	417,943	162,143	$ 17,172,353	$ 5,883,228
Class C
Shares sold	618,035	999,959	$ 25,388,010	$ 33,826,711
Reinvestment of distributions	261,664	15,581	10,550,102	475,225
Shares redeemed	(323,585)	(496,487)	(13,008,179)	(16,702,359)
Net increase (decrease)	556,114	519,053	$ 22,929,933	$ 17,599,577
Institutional Class
Shares sold	130,631	134,272	$ 5,539,814	$ 4,562,121
Reinvestment of distributions	24,127	2,107	1,012,348	66,476
Shares redeemed	(56,530)	(52,414)	(2,381,220)	(1,778,573)
Net increase (decrease)	98,228	83,965	$ 4,170,942	$ 2,850,024

Natural Resources

124

Advisor Technology Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2005 to January 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	August 1, 2005 to
	August 1, 2005	January 31, 2006	January 31, 2006
Class A
Actual	$ 1,000.00	$ 1,171.40	$ 7.28**
HypotheticalA	$ 1,000.00	$ 1,018.50	$ 6.77**
Class T
Actual	$ 1,000.00	$ 1,170.00	$ 8.59**
HypotheticalA	$ 1,000.00	$ 1,017.29	$ 7.98**
Class B
Actual	$ 1,000.00	$ 1,167.30	$ 11.36**
HypotheticalA	$ 1,000.00	$ 1,014.72	$ 10.56**
Class C
Actual	$ 1,000.00	$ 1,167.20	$ 11.36**
HypotheticalA	$ 1,000.00	$ 1,014.72	$ 10.56**
Institutional Class
Actual	$ 1,000.00	$ 1,173.50	$ 4.99
HypotheticalA	$ 1,000.00	$ 1,020.62	$ 4.63

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	1.33%**
Class T	1.57%**
Class B	2.08%**
Class C	2.08%**
Institutional Class	91%

125 125 Semiannual Report

Advisor Technology Fund Shareholder Expense Example continued

** If contractual expense reductions, effective January 1, 2006, had been in effect during the entire period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized
	Expense Ratio	Expenses Paid
Class A	1.29%
Actual		$7.06
HypotheticalA		$6.56
Class T	1.54%
Actual		$8.42
HypotheticalA		$7.83
Class B	2.03%
Actual		$11.09
HypotheticalA		$10.31
Class C	2.03%
Actual		$11.09
HypotheticalA		$10.31

A 5% return per year before expenses

Technology 126

Advisor Technology Fund
Investment Changes

Top Ten Stocks as of January 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
QUALCOMM, Inc.	6.2	6.6
Apple Computer, Inc.	4.2	2.4
Google, Inc. Class A (sub. vtg.)	3.9	2.9
Hewlett Packard Co.	3.9	0.0
eBay, Inc.	3.2	3.0
F5 Networks, Inc.	3.0	1.9
Nortel Networks Corp.	2.5	0.0
Openwave Systems, Inc.	2.5	1.4
Motorola, Inc.	2.4	1.5
Research In Motion Ltd.	2.3	6.8
	34.1

127 Semiannual Report

Advisor Technology Fund Investments January 31, 2006 (Unaudited) Showing Percentage of Net Assets

Common Stocks 97.9%
	Shares	Value (Note 1)

COMMERCIAL SERVICES & SUPPLIES 0.5%
Diversified Commercial & Professional Services 0.5%
Equifax, Inc.	10,300	$ 394,696
Tele Atlas NV (a)	168,100	4,580,225
		4,974,921

COMMUNICATIONS EQUIPMENT – 31.7%
Communications Equipment – 31.7%
ADC Telecommunications, Inc. (a)	206,664	5,240,999
Adtran, Inc.	28,000	821,240
Airspan Networks, Inc. (a)	272,100	1,684,299
Alcatel SA sponsored ADR (a)(d)	1,257,600	16,851,840
Alvarion Ltd. (a)	362,700	3,808,350
Andrew Corp. (a)	199,400	2,586,218
AudioCodes Ltd. (a)	943,400	11,952,878
Bookham, Inc. (a)(d)	739,200	4,915,680
CIENA Corp. (a)	2,516,300	10,065,200
CommScope, Inc. (a)	206,000	4,554,660
Comverse Technology, Inc. (a)	566,400	15,513,696
Corning, Inc. (a)	859,600	20,931,260
CSR PLC (a)	129,200	2,574,212
ECI Telecom Ltd. (a)	245,600	2,050,760
Extreme Networks, Inc. (a)	376,600	1,845,340
F5 Networks, Inc. (a)	446,100	28,862,670
Foxconn International Holdings Ltd.	130,000	226,731
Harris Corp.	40,500	1,880,415
ITF Optical Technologies, Inc. Series A (e)	34,084	0
Ixia (a)	236,000	2,973,600
JDS Uniphase Corp. (a)	1,218,500	3,813,905
Juniper Networks, Inc. (a)	433,146	7,852,937
Lucent Technologies, Inc. (a)	2,993,900	7,903,896
Motorola, Inc.	1,003,100	22,780,401
Nortel Networks Corp. (a)	7,995,200	23,985,600
OZ Optics Ltd. unit (a)(e)	68,000	1,003,000
Powerwave Technologies, Inc. (a)	38,300	559,563
QUALCOMM, Inc.	1,224,900	58,746,204
RADWARE Ltd. (a)	147,800	2,889,490
Research In Motion Ltd. (a)	322,700	21,887,330
Sonus Networks, Inc. (a)	664,700	3,110,796
Tekelec (a)	366,000	5,727,900
Tellabs, Inc. (a)	107,700	1,377,483
		300,978,553

COMPUTERS & PERIPHERALS 18.4%
Computer Hardware 13.3%
Apple Computer, Inc. (a)	525,900	39,710,709
Avid Technology, Inc. (a)	48,700	2,418,929
Concurrent Computer Corp. (a)	1,021,756	2,350,039
Dell, Inc. (a)	389,700	11,422,107
Hewlett Packard Co.	1,190,800	37,129,144

	Shares	Value (Note 1)
NCR Corp. (a)	316,000	$ 11,739,400
Sun Microsystems, Inc. (a)	4,740,000	21,330,000
		126,100,328
Computer Storage & Peripherals 5.1%
Brocade Communications Systems,
Inc. (a)	4,200	19,320
EMC Corp. (a)	1,480,305	19,836,087
McDATA Corp. Class A (a)	448,200	1,913,814
Network Appliance, Inc. (a)	374,500	11,684,400
QLogic Corp. (a)	10,800	428,436
SanDisk Corp. (a)	179,700	12,104,592
Seagate Technology	95,500	2,490,640
		48,477,289

TOTAL COMPUTERS & PERIPHERALS		174,577,617

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.3%
Alternative Carriers 0.3%
Level 3 Communications, Inc. (a)(d)	659,800	2,474,250
ELECTRICAL EQUIPMENT – 0.8%
Electrical Components & Equipment – 0.8%
Evergreen Solar, Inc. (a)(d)	445,997	6,881,734
Suntech Power Holdings Co. Ltd.
sponsored ADR	11,700	497,133
		7,378,867

ELECTRONIC EQUIPMENT & INSTRUMENTS – 3.7%
Electronic Equipment & Instruments – 2.7%
Agilent Technologies, Inc. (a)	194,900	6,609,059
Applied Films Corp. (a)	275,313	6,186,283
AU Optronics Corp. sponsored ADR	89,864	1,374,021
Dolby Laboratories, Inc. Class A	53,900	1,097,943
Nippon Electric Glass Co. Ltd.	148,000	3,897,724
Photon Dynamics, Inc. (a)	181,923	3,985,933
Samsung SDI Co. Ltd.	21,100	2,127,872
Sunpower Corp. Class A	800	31,976
Symbol Technologies, Inc.	11,972	147,854
		25,458,665
Electronic Manufacturing Services – 1.0%
Hon Hai Precision Industry Co. Ltd.
(Foxconn)	1,350,878	9,335,889
Trimble Navigation Ltd. (a)	11,200	448,224
		9,784,113

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		35,242,778

HOUSEHOLD DURABLES – 0.5%
Consumer Electronics – 0.5%
Directed Electronics, Inc.	184,000	2,622,000
ReignCom Ltd.	24,592	365,087
Thomson SA	68,900	1,413,433
		4,400,520

See accompanying notes which are an integral part of the financial statements.

Technology 128

Common Stocks continued
	Shares	Value (Note 1)

HOUSEHOLD DURABLES – CONTINUED
Household Appliances – 0.0%
iRobot Corp. (d)	1,400	$49,770

TOTAL HOUSEHOLD DURABLES		4,450,290

INTERNET & CATALOG RETAIL – 3.3%
Internet Retail 3.3%
eBay, Inc. (a)	699,000	30,126,900
GSI Commerce, Inc. (a)	55,600	937,972
		31,064,872

INTERNET SOFTWARE & SERVICES – 8.1%
Internet Software & Services 8.1%
Ariba, Inc. (a)	148,300	1,385,122
AsiaInfo Holdings, Inc. (a)	120,000	474,000
Baidu.com, Inc. sponsored ADR (d)	700	38,157
Google, Inc. Class A (sub. vtg.) (a)	85,750	37,151,188
Homestore, Inc. (a)	295,625	1,785,575
Openwave Systems, Inc. (a)	1,094,893	23,605,893
Traffic.com, Inc.	16,800	201,600
VeriSign, Inc. (a)	359,000	8,526,250
Yahoo!, Inc. (a)	108,860	3,738,252
		76,906,037

IT SERVICES – 3.2%
Data Processing & Outsourced Services – 2.3%
Computer Sciences Corp. (a)	27,900	1,414,530
First Data Corp.	419,800	18,932,980
Hewitt Associates, Inc. Class A (a)	63,500	1,695,450
		22,042,960
IT Consulting & Other Services – 0.9%
Accenture Ltd. Class A	65,900	2,077,827
Kanbay International, Inc. (a)	119,300	2,011,398
Patni Computer Systems Ltd. sponsored
ADR	105,800	2,449,270
Sapient Corp. (a)	353,600	2,333,760
		8,872,255

TOTAL IT SERVICES		30,915,215

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 17.1%
Semiconductor Equipment – 6.3%
ADE Corp. (a)	31,700	1,031,201
Applied Materials, Inc.	730,600	13,917,930
ASM International NV (Nasdaq) (a)	58,900	1,060,200
ASML Holding NV (NY Shares) (a)	508,600	11,489,274
ATMI, Inc. (a)	83,300	2,798,880
Axcelis Technologies, Inc. (a)	149,500	944,840
Credence Systems Corp. (a)	261,900	2,291,625
Entegris, Inc. (a)	88,945	933,923
Lam Research Corp. (a)	55,100	2,558,293
MEMC Electronic Materials, Inc. (a)	403,000	11,517,740

		Shares	Value (Note 1)
Rudolph Technologies, Inc. (a)		203,700	$3,114,573
Teradyne, Inc. (a)		164,800	2,870,816
Tessera Technologies, Inc. (a)		106,785	3,447,020
Varian Semiconductor Equipment
Associates, Inc. (a)		23,700	1,173,861
Veeco Instruments, Inc. (a)		45,900	998,325
			60,148,501
Semiconductors – 10.8%
Advanced Analogic Technologies, Inc.	.	138,750	2,067,375
Advanced Micro Devices, Inc. (a)		114,900	4,809,714
Altera Corp. (a)		123,500	2,384,785
AMIS Holdings, Inc. (a)		123,000	1,273,050
Applied Micro Circuits Corp. (a)		1,353,700	4,453,673
ARM Holdings PLC sponsored ADR		339,900	2,416,689
Atheros Communications, Inc. (a)		130,800	2,570,220
ATI Technologies, Inc. (a)		468,004	8,300,348
Broadcom Corp. Class A (a)		72,715	4,959,163
Cambridge Display Technologies,
Inc. (a)(d)		61,700	699,061
Cree, Inc. (a)		66,700	1,742,871
Cypress Semiconductor Corp. (a)		275,100	4,657,443
Exar Corp. (a)		12,463	167,877
Ikanos Communications, Inc.		3,200	63,008
Infineon Technologies AG sponsored
ADR (a)(d)		196,100	1,849,223
Intersil Corp. Class A		83,500	2,426,510
Linear Technology Corp.		62,300	2,318,183
Marvell Technology Group Ltd. (a)		163,800	11,207,196
Maxim Integrated Products, Inc.		56,700	2,326,968
Microtune, Inc. (a)		356,500	1,704,070
Mindspeed Technologies, Inc. (a)		1,038,146	3,290,923
Monolithic System Technology, Inc. (a)		32,100	257,442
National Semiconductor Corp.		66,900	1,887,249
Netlogic Microsystems, Inc. (a)		124,500	4,520,595
O2Micro International Ltd. sponsored
ADR (a)		473,200	5,148,416
Pericom Semiconductor Corp. (a)		37,400	362,780
Pixelplus Co. Ltd. sponsored ADR		114,100	1,083,950
Powerchip Semiconductor Corp.		2,267,000	1,501,135
Promos Technologies, Inc.		3,627,000	1,451,503
Q Cells AG		600	61,689
Rambus, Inc. (a)(d)		252,300	7,377,252
Saifun Semiconductors Ltd.		38,500	1,309,000
Samsung Electronics Co. Ltd.		6,650	5,126,737
Semiconductor Manufacturing
International Corp. sponsored
ADR (a)(d)		126,600	1,060,908
Silicon Laboratories, Inc. (a)		35,500	1,747,665
Spansion, Inc.		126,500	1,644,500
Vitesse Semiconductor Corp. (a)		389,000	1,011,400

See accompanying notes which are an integral part of the financial statements.

129 Semiannual Report

Advisor Technology Fund
Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value (Note 1)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – CONTINUED
Semiconductors – continued
Winbond Electronics Corp. (a)	2,721,000	$ 887,760
Zoran Corp. (a)	26,877	527,058
		102,655,389

TOTAL SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT		162,803,890

SOFTWARE 8.9%
Application Software 5.7%
Adobe Systems, Inc.	118,600	4,710,792
Agile Software Corp. (a)	360,400	2,317,372
Ansys, Inc. (a)	36,000	1,578,960
Cognos, Inc. (a)	52,100	2,017,305
FileNET Corp. (a)	33,800	948,428
Hyperion Solutions Corp. (a)	104,400	3,592,404
JAMDAT Mobile, Inc. (a)	3,700	99,715
JDA Software Group, Inc. (a)	92,300	1,414,959
Kronos, Inc. (a)	22,100	868,530
Mercury Interactive Corp. (a)	128,200	4,454,950
NAVTEQ Corp. (a)	166,956	7,497,994
Open Solutions, Inc. (a)	77,100	2,003,829
Salesforce.com, Inc. (a)	62,400	2,561,520
Sonic Solutions, Inc. (a)	149,100	2,497,425
Ulticom, Inc. (a)	1,716,241	17,368,359
		53,932,542
Home Entertainment Software – 0.8%
Activision, Inc. (a)	235,033	3,370,373
Shanda Interactive Entertainment Ltd.
sponsored ADR (a)(d)	28,600	479,050
Take Two Interactive Software, Inc. (a)	101,600	1,611,376
THQ, Inc. (a)	89,100	2,338,875
		7,799,674
Systems Software 2.4%
Oracle Corp. (a)	687,700	8,644,389
Red Hat, Inc. (a)	280,100	8,108,895
Symantec Corp. (a)	340,580	6,259,860
		23,013,144

TOTAL SOFTWARE		84,745,360

SPECIALTY RETAIL – 0.5%
Computer & Electronics Retail – 0.5%
Gamestop Corp. Class B (a)	128,700	4,792,788
WIRELESS TELECOMMUNICATION SERVICES 0.9%
Wireless Telecommunication Services – 0.9%
American Tower Corp. Class A (a)	65,000	2,011,100
Crown Castle International Corp. (a)	115,800	3,662,754

	Shares	Value (Note 1)
Syniverse Holdings, Inc.	82,600	$ 1,983,226
Wireless Facilities, Inc. (a)	257,500	1,375,050
		9,032,130

TOTAL COMMON STOCKS
(Cost $844,850,618)		930,337,568

Convertible Preferred Stocks 0.0%

COMMUNICATIONS EQUIPMENT – 0.0%
Communications Equipment – 0.0%
Chorum Technologies, Inc. Series E (a)(e)
(Cost $258,032)	17,200	0

Money Market Funds 1.9%

Fidelity Cash Central Fund,
4.46% (b)	213,026	213,026
Fidelity Securities Lending Cash
Central Fund, 4.48% (b)(c)	18,350,725	18,350,725
TOTAL MONEY MARKET FUNDS
(Cost $18,563,751)		18,563,751

TOTAL INVESTMENT PORTFOLIO 99.8%
(Cost $863,672,401)		948,901,319

NET OTHER ASSETS 0.2%		1,705,673
NET ASSETS 100%		$ 950,606,992

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities – Investment in securities not registered under the
Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to
$1,003,000 or 0.1% of net assets.

Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$296,528
ITF Optical Technologies, Inc. Series A	10/11/00	$1,711,500
OZ Optics Ltd. unit	8/18/00	$1,003,680

See accompanying notes which are an integral part of the financial statements.

Technology 130

Affiliated Central Funds

Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:

Fund	Income received
Fidelity Cash Central Fund	$198,035
Fidelity Securities Lending Cash Central Fund	191,808
Total	$389,843

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	81.5%
Canada	6.0%
Israel	2.3%
France	2.0%
Netherlands	1.8%
Taiwan	1.7%
Bermuda	1.4%
Cayman Islands	1.0%
Others (individually less than 1%)	2.3%
100.0%

Income Tax Information

At July 31, 2005, the fund had a capital loss carryforward of approximately $1,653,537,602 of which $1,153,730,819 and $499,806,783 will expire on July 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

131 Semiannual Report

Advisor Technology Fund

Financial Statements

Statement of Assets and Liabilities
January 31, 2006 (Unaudited)

Assets
Investment in securities, at value (in-
cluding securities loaned of
$17,575,412) — See accompany-
ing schedule:
Unaffiliated issuers (cost
$845,108,650)	$ 930,337,568
Affiliated Central Funds (cost
$18,563,751)	18,563,751
Total Investments (cost
$863,672,401)	$ 948,901,319
Cash	1,606,220
Receivable for investments sold	63,259,984
Receivable for fund shares sold	1,450,012
Dividends receivable	87,790
Interest receivable	58,635
Prepaid expenses	3,928
Other affiliated receivables	119
Other receivables	1,419,738
Total assets	1,016,787,745

Liabilities
Payable for investments purchased	$ 42,933,676
Payable for fund shares redeemed	3,541,633
Accrued management fee	444,650
Distribution fees payable	525,638
Other affiliated payables	351,715
Other payables and accrued
expenses	32,716
Collateral on securities loaned, at
value	18,350,725
Total liabilities	66,180,753

Net Assets	$ 950,606,992
Net Assets consist of:
Paid in capital	$2,435,520,986
Accumulated net investment loss	(5,360,467)
Accumulated undistributed net real-
ized gain (loss) on investments and
foreign currency transactions	(1,564,762,951)
Net unrealized appreciation (de-
preciation) on investments and as-
sets and liabilities in foreign
currencies	85,209,424
Net Assets	$ 950,606,992

Statement of Assets and Liabilities continued
January 31, 2006 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption
price per share ($180,274,759
÷ 9,522,680 shares)	$18.93
Maximum offering price per share
(100/94.25 of $18.93)	$20.08
Class T:
Net Asset Value and redemption
price per share ($335,652,489
÷ 18,066,569 shares)	$18.58
Maximum offering price per share
(100/96.50 of $18.58)	$19.25
Class B:
Net Asset Value and offering price
per share ($308,218,051 ÷
17,326,509 shares)A	$17.79
Class C:
Net Asset Value and offering price
per share ($113,190,714 ÷
6,334,721 shares)A	$17.87
Institutional Class:
Net Asset Value, offering price and
redemption price per share
($13,270,979 ÷ 681,151
shares)	$19.48
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Technology 132

Statement of Operations
	Six months ended January 31, 2006 (Unaudited)

Investment Income
Dividends		$1,129,284
Interest		2,028
Income from affiliated Central Funds (including $191,808 from security lending)		389,843
Total income		1,521,155

Expenses
Management fee	$2,521,835
Transfer agent fees	1,964,419
Distribution fees	3,013,887
Accounting and security lending fees	160,545
Independent trustees’ compensation	1,891
Custodian fees and expenses	27,191
Registration fees	38,597
Audit	28,294
Legal	6,395
Miscellaneous	5,470
Total expenses before reductions	7,768,524
Expense reductions	(887,560)	6,880,964

Net investment income (loss)		(5,359,809
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	94,906,825
Foreign currency transactions	(222,371)
Total net realized gain (loss)		94,684,454
Change in net unrealized appreciation (depreciation) on:
Investment securities	50,729,195
Assets and liabilities in foreign currencies	73,591
Total change in net unrealized appreciation (depreciation)		50,802,786
Net gain (loss)		145,487,240
Net increase (decrease) in net assets resulting from operations		$140,127,431

Statement of Changes in Net Assets
	Six months ended	Year ended
	January 31, 2006	July 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (5,359,809)	$ (2,963,867)
Net realized gain (loss)	94,684,454	53,318,670
Change in net unrealized appreciation (depreciation)	50,802,786	82,424,513
Net increase (decrease) in net assets resulting from operations	140,127,431	132,779,316
Distributions to shareholders from net investment income	—	(3,825,456)
Share transactions - net increase (decrease)	(79,384,986)	(218,784,694)
Redemption fees	17,509	52,561
Total increase (decrease) in net assets	60,759,954	(89,778,273)

Net Assets
Beginning of period	889,847,038	979,625,311
End of period (including accumulated net investment loss of $5,360,467 and accumulated net investment loss of
$658, respectively)	$ 950,606,992	$ 889,847,038

See accompanying notes which are an integral part of the financial statements.

133 Semiannual Report

Financial Highlights Class A
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 16.16	$ 13.98	$ 13.36	$ 10.03	$ 17.76	$ 36.23
Income from Investment Operations
Net investment income (loss)E	(.07)	.02F	(.17)	(.11)	(.15)	(.17)
Net realized and unrealized gain (loss)	2.84	2.24	.79	3.44	(7.58)	(16.67)
Total from investment operations	2.77	2.26	.62	3.33	(7.73)	(16.84)
Distributions from net investment income	—	(.08)	—	—	—	—
Distributions from net realized gain	—	—	—	—	—	(1.63)
Total distributions	—	(.08)	—	—	—	(1.63)
Redemption fees added to paid in capitalE	—H	—H	—H	—H	—H	—H
Net asset value, end of period	$ 18.93	$ 16.16	$ 13.98	$ 13.36	$ 10.03	$ 17.76
Total ReturnB,C,D	17.14%	16.20%	4.64%	33.20%	(43.52)%	(48.83)%
Ratios to Average Net AssetsG
Expenses before reductions	1.33%A	1.37%	1.44%	1.70%	1.53%	1.23%
Expenses net of fee waivers, if any	1.33%A	1.37%	1.44%	1.59%	1.51%	1.23%
Expenses net of all reductions	1.13%A	1.26%	1.35%	1.38%	1.43%	1.21%
Net investment income (loss)	(.79)%A	.12%F	(1.10)%	(1.03)%	(1.07)%	(.68)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 180,275	$ 144,970	$ 123,389	$ 123,604	$ 101,649	$ 211,429
Portfolio turnover rate	263%A	180%	105%	140%	164%	181%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (.87)%. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

Financial Highlights Class T
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 15.88	$ 13.76	$ 13.17	$ 9.91	$ 17.59	$ 35.95
Income from Investment Operations
Net investment income (loss)E	(.09)	(.02)F	(.19)	(.14)	(.18)	(.22)
Net realized and unrealized gain (loss)	2.79	2.21	.78	3.40	(7.50)	(16.55)
Total from investment operations	2.70	2.19	.59	3.26	(7.68)	(16.77)
Distributions from net investment income	—	(.07)	—	—	—	—
Distributions from net realized gain	—	—	—	—	—	(1.59)
Total distributions	—	(.07)	—	—	—	(1.59)
Redemption fees added to paid in capitalE	—H	—H	—H	—H	—H	—H
Net asset value, end of period	$ 18.58	$ 15.88	$ 13.76	$ 13.17	$ 9.91	$ 17.59
Total ReturnB,C,D	17.00%	15.94%	4.48%	32.90%	(43.66)%	(48.96)%
Ratios to Average Net AssetsG
Expenses before reductions	1.57%A	1.60%	1.62%	1.85%	1.70%	1.43%
Expenses net of fee waivers, if any	1.57%A	1.60%	1.62%	1.83%	1.70%	1.43%
Expenses net of all reductions	1.37%A	1.48%	1.53%	1.63%	1.62%	1.41%
Net investment income (loss)	(1.03)%A	(.11)%F	(1.28)%	(1.28)%	(1.26)%	(.88)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 335,652	$ 315,930	$ 363,399	$ 367,257	$ 302,657	$ 645,015
Portfolio turnover rate	263%A	180%	105%	140%	164%	181%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (1.10)% . GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Technology 134

Financial Highlights Class B
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 15.24	$ 13.25	$ 12.76	$ 9.64	$ 17.21	$ 35.33
Income from Investment Operations
Net investment income (loss)E	(.12)	(.09)F	(.27)	(.17)	(.25)	(.35)
Net realized and unrealized gain (loss)	2.67	2.12	.76	3.29	(7.32)	(16.27)
Total from investment operations	2.55	2.03	.49	3.12	(7.57)	(16.62)
Distributions from net investment income	—	(.04)	—	—	—	—
Distributions from net realized gain	—	—	—	—	—	(1.50)
Total distributions	—	(.04)	—	—	—	(1.50)
Redemption fees added to paid in capitalE	—H	—H	—H	—H	—H	—H
Net asset value, end of period	$ 17.79	$ 15.24	$ 13.25	$ 12.76	$ 9.64	$ 17.21
Total ReturnB,C,D	16.73%	15.33%	3.84%	32.37%	(43.99)%	(49.28)%
Ratios to Average Net AssetsG
Expenses before reductions	2.08%A	2.13%	2.21%	2.38%	2.28%	1.98%
Expenses net of fee waivers, if any	2.08%A	2.13%	2.21%	2.25%	2.25%	1.98%
Expenses net of all reductions	1.88%A	2.02%	2.12%	2.05%	2.18%	1.96%
Net investment income (loss)	(1.53)%A	(.65)%F	(1.87)%	(1.69)%	(1.81)%	(1.43)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 308,218	$ 309,020	$ 355,927	$ 391,832	$ 337,976	$ 729,518
Portfolio turnover rate	263%A	180%	105%	140%	164%	181%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (1.64)% . GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrange ments or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

Financial Highlights Class C
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 15.31	$ 13.31	$ 12.80	$ 9.67	$ 17.25	$ 35.39
Income from Investment Operations
Net investment income (loss)E	(.12)	(.08)F	(.26)	(.17)	(.24)	(.33)
Net realized and unrealized gain (loss)	2.68	2.12	.77	3.30	(7.34)	(16.30)
Total from investment operations	2.56	2.04	.51	3.13	(7.58)	(16.63)
Distributions from net investment income	—	(.04)	—	—	—	—
Distributions from net realized gain	—	—	—	—	—	(1.51)
Total distributions	—	(.04)	—	—	—	(1.51)
Redemption fees added to paid in capitalE	—H	—H	—H	—H	—H	—H
Net asset value, end of period	$ 17.87	$ 15.31	$ 13.31	$ 12.80	$ 9.67	$ 17.25
Total ReturnB,C,D	16.72%	15.34%	3.98%	32.37%	(43.94)%	(49.24)%
Ratios to Average Net AssetsG
Expenses before reductions	2.08%A	2.10%	2.13%	2.28%	2.18%	1.94%
Expenses net of fee waivers, if any	2.08%A	2.10%	2.13%	2.25%	2.18%	1.94%
Expenses net of all reductions	1.88%A	1.99%	2.04%	2.05%	2.11%	1.91%
Net investment income (loss)	(1.53)%A	(.61)%F	(1.79)%	(1.69)%	(1.74)%	(1.38)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 113,191	$ 108,287	$ 125,926	$ 139,654	$ 123,034	$ 269,563
Portfolio turnover rate	263%A	180%	105%	140%	164%	181%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (1.60)% . GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrange ments or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

135 Semiannual Report

Financial Highlights Institutional Class
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 16.60	$ 14.32	$ 13.61	$ 10.15	$ 17.90	$ 36.43
Income from Investment Operations
Net investment income (loss)D	(.03)	.09E	(.09)	(.05)	(.08)	(.08)
Net realized and unrealized gain (loss)	2.91	2.30	.80	3.51	(7.67)	(16.78)
Total from investment operations	2.88	2.39	.71	3.46	(7.75)	(16.86)
Distributions from net investment income	—	(.11)	—	—	—	—
Distributions from net realized gain	—	—	—	—	—	(1.67)
Total distributions	—	(.11)	—	—	—	(1.67)
Redemption fees added to paid in capitalD	—G	—G	—G	—G	—G	—G
Net asset value, end of period	$ 19.48	$ 16.60	$ 14.32	$ 13.61	$ 10.15	$ 17.90
Total ReturnB,C	17.35%	16.73%	5.22%	34.09%	(43.30)%	(48.67)%
Ratios to Average Net AssetsF
Expenses before reductions	91%A	.92%	.93%	.99%	1.00%	.86%
Expenses net of fee waivers, if any	91%A	.92%	.93%	.99%	1.00%	.86%
Expenses net of all reductions	71%A	.81%	.84%	.79%	.92%	.84%
Net investment income (loss)	(.36)%A	.57%E	(.59)%	(.43)%	(.56)%	(.31)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,271	$ 11,640	$ 10,984	$ 11,511	$ 10,495	$ 24,084
Portfolio turnover rate	263%A	180%	105%	140%	164%	181%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EInvestment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (.42)%. FExpense ratios reflect operat ing expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Technology 136

Notes to Financial Statements For the period ended January 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Technology Fund (the fund) is a non diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management invest ment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transac tions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Pur chases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. As a result in the change in the estimate of the return of capital component of dividend income realized in the year ended July 31, 2005, dividend income has been increased $206,207 with a corresponding decrease to net unrealized appreciation (depreciation). The change in estimate has no impact on total net assets or total return of the fund. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

137 Semiannual Report

Notes to Financial Statements (Unaudited) continued
1. Significant Accounting Policies continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distrib uting all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$109,473,070
Unrealized depreciation	(27,840,474)
Net unrealized appreciation (depreciation)	$81,632,596
Cost for federal income tax purposes	$867,268,723

Short Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (in cluding accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $1,153,655,691 and $1,249,265,120, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly manage ment fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund’s average net assets.

Technology

138

4. Fees and Other Transactions with Affiliates continued

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$191,003	$—
Class T	25%	.25%	785,364	—
Class B	75%	.25%	1,503,569	1,127,676
Class C	75%	.25%	533,951	21,573

			$3,013,887	$1,149,249

Sales Load. FDC receives a front end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and ..25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:
Retained
by FDC
Class A	$17,656
Class T	20,389
Class B*	266,301
Class C*	3,176
$307,522
* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$343,108	.45*
Class T	695,092	.44*
Class B	671,261	.45*
Class C	238,862	.45*
Institutional Class	16,096	.28*

	$1,964,419
* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $62,948 for the period.

139 Semiannual Report

Notes to Financial Statements (Unaudited) continued
5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $887,439 for the period. In addition, through arrangements with each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction
Class A	$26
Class C	95
$121

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended	Year ended
	January 31,	July 31,
	2006	2005
From net investment income
Class A	$—	$693,969
Class T	—	1,715,027
Class B	—	986,706
Class C	—	351,015
Institutional Class	—	78,739
Total	$—	$3,825,456

Technology

140

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	January 31,	July 31,	January 31,	July 31,
	2006	2005	2006	2005
Class A
Shares sold	1,895,860	2,937,144	$ 32,679,142	$ 43,834,461
Reinvestment of distributions	—	41,796	—	642,405
Shares redeemed	(1,344,247)	(2,834,081)	(22,559,786)	(41,983,001)
Net increase (decrease)	551,613	144,859	$ 10,119,356	$ 2,493,865
Class T
Shares sold	1,566,989	3,595,175	$ 26,247,018	$ 51,527,367
Reinvestment of distributions	—	108,716	—	1,643,786
Shares redeemed	(3,397,053)	(10,218,806)	(56,403,123)	(148,664,787)
Net increase (decrease)	(1,830,064)	(6,514,915)	$(30,156,105)	$(95,493,634)
Class B
Shares sold	294,286	690,525	$ 4,743,887	$ 9,551,506
Reinvestment of distributions	—	61,748	—	899,051
Shares redeemed	(3,242,280)	(7,334,481)	(52,088,720)	(101,949,576)
Net increase (decrease)	(2,947,994)	(6,582,208)	$(47,344,833)	$(91,499,019)
Class C
Shares sold	286,826	609,017	$ 4,639,529	$ 8,508,174
Reinvestment of distributions	—	20,786	—	304,101
Shares redeemed	(1,025,178)	(3,019,680)	(16,374,990)	(42,215,602)
Net increase (decrease)	(738,352)	(2,389,877)	$(11,735,461)	$(33,403,327)
Institutional Class
Shares sold	84,285	203,821	$ 1,526,724	$ 3,156,844
Reinvestment of distributions	—	3,961	—	62,341
Shares redeemed	(104,457)	(273,671)	(1,794,667)	(4,101,764)
Net increase (decrease)	(20,172)	(65,889)	$ (267,943)	$ (882,579)

141 Semiannual Report

Advisor Telecommunications & Utilities Growth Fund Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2005 to January 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	August 1, 2005 to
	August 1, 2005	January 31, 2006	January 31, 2006
Class A
Actual	$ 1,000.00	$ 1,037.10	$ 7.09**
HypotheticalA	$ 1,000.00	$ 1,018.25	$ 7.02**
Class T
Actual	$ 1,000.00	$ 1,036.00	$ 8.42**
HypotheticalA	$ 1,000.00	$ 1,016.94	$ 8.34**
Class B
Actual	$ 1,000.00	$ 1,033.20	$ 10.86**
HypotheticalA	$ 1,000.00	$ 1,014.52	$ 10.76**
Class C
Actual	$ 1,000.00	$ 1,033.90	$ 10.46**
HypotheticalA	$ 1,000.00	$ 1,014.92	$ 10.36**
Institutional Class
Actual	$ 1,000.00	$ 1,040.00	$ 4.78
HypotheticalA	$ 1,000.00	$ 1,020.52	$ 4.74

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	1.38%**
Class T	1.64%**
Class B	2.12%**
Class C	2.04%**
Institutional Class	93%

Telecommunications & Utilities Growth

142

** If contractual expense reductions, effective January 1, 2006, had been in effect during the entire period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized
	Expense Ratio	Expenses Paid
Class A	1.33%
Actual		$6.83
HypotheticalA		$6.77
Class T	1.59%
Actual		$8.16
HypotheticalA		$8.08
Class B	2.07%
Actual		$10.61
HypotheticalA		$10.51
Class C	2.03%
Actual		$10.41
HypotheticalA		$10.31

A 5% return per year before expenses

143 143 Semiannual Report
Advisor Telecommunications & Utilities Growth Fund
Investment Changes

Top Ten Stocks as of January 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Verizon Communications, Inc.	13.9	9.4
AT&T, Inc.	12.8	9.6
BellSouth Corp.	10.5	9.3
Sprint Nextel Corp.	8.4	9.4
Public Service Enterprise Group,
Inc.	4.8	3.7
Exelon Corp.	4.7	5.3
Qwest Communications
International, Inc.	4.5	2.7
TXU Corp.	4.2	2.4
AES Corp.	3.1	2.9
FirstEnergy Corp.	3.1	2.4
	70.0

Telecommunications & Utilities Growth 144

Advisor Telecommunications & Utilities Growth Fund Investments January 31, 2006 (Unaudited) Showing Percentage of Net Assets

Common Stocks 98.7%
	Shares	Value (Note 1)

DIVERSIFIED TELECOMMUNICATION SERVICES – 44.0%
Integrated Telecommunication Services – 44.0%
Alaska Communication Systems Group,
Inc.	92,500	$ 914,825
AT&T, Inc.	934,788	24,257,749
BellSouth Corp.	689,300	19,831,161
Cbeyond Communications, Inc.	105,500	1,168,940
Qwest Communications International,
Inc. (a)	1,422,000	8,560,440
TELUS Corp. (non vtg.)	56,100	2,209,619
Verizon Communications, Inc.	831,017	26,310,061
		83,252,795

ELECTRIC UTILITIES – 19.7%
Electric Utilities – 19.7%
Allegheny Energy, Inc. (a)	106,600	3,708,614
Edison International	85,100	3,729,082
Entergy Corp.	82,400	5,727,624
Exelon Corp.	156,700	8,997,714
FirstEnergy Corp.	115,500	5,786,550
FPL Group, Inc.	100,900	4,216,611
Northeast Utilities	15,000	298,200
PPL Corp.	159,100	4,793,683
		37,258,078

GAS UTILITIES 0.4%
Gas Utilities 0.4%
ONEOK, Inc.	18,700	528,462
UGI Corp.	12,400	266,228
		794,690

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 12.5%
Independent Power & Energy Trade	12.5%
AES Corp. (a)	342,200	5,831,088
Constellation Energy Group, Inc.	37,100	2,161,817
Mirant Corp. (a)	151,500	4,242,000
NRG Energy, Inc. (a)	71,700	3,460,959
TXU Corp.	157,300	7,965,672
		23,661,536

MEDIA – 1.2%
Broadcasting & Cable TV – 1.2%
EchoStar Communications Corp.
Class A (a)	47,600	1,313,760
Sirius Satellite Radio, Inc. (a)(d)	126,700	718,389
XM Satellite Radio Holdings, Inc.
Class A (a)	11,800	308,924
		2,341,073

	Shares	Value (Note 1)

MULTI-UTILITIES – 8.2%
Multi-Utilities – 8.2%
CMS Energy Corp. (a)	111,690	$ 1,616,154
Dominion Resources, Inc.	47,000	3,549,910
Public Service Enterprise Group, Inc.	131,400	9,148,068
Sempra Energy	24,500	1,177,225
		15,491,357

WATER UTILITIES – 0.0%
Water Utilities – 0.0%
Aqua America, Inc.	75	2,112
WIRELESS TELECOMMUNICATION SERVICES – 12.7%
Wireless Telecommunication Services – 12.7%
ALLTEL Corp.	91,889	5,516,097
American Tower Corp. Class A (a)	20,020	619,419
Crown Castle International Corp. (a)	28,300	895,129
Dobson Communications Corp.
Class A (a)	153,400	1,138,228
Sprint Nextel Corp.	697,252	15,960,098
		24,128,971

TOTAL COMMON STOCKS
(Cost $175,768,283)		186,930,612

Money Market Funds 0.5%

Fidelity Cash Central Fund, 4.46% (b)	289,407	289,407
Fidelity Securities Lending Cash
Central Fund, 4.48% (b)(c)	634,800	634,800
TOTAL MONEY MARKET FUNDS
(Cost $924,207)		924,207

TOTAL INVESTMENT PORTFOLIO 99.2%
(Cost $176,692,490)		187,854,819

NET OTHER ASSETS 0.8%		1,426,641
NET ASSETS 100%	$ 189,281,460

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

See accompanying notes which are an integral part of the financial statements.

145 Semiannual Report

Advisor Telecommunications & Utilities Growth Fund Investments (Unaudited) - continued

Affiliated Central Funds

Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:

Fund	Income received
Fidelity Cash Central Fund	$42,420
Fidelity Securities Lending Cash Central Fund	4,408
Total	$46,828

Income Tax Information

At July 31, 2005, the fund had a capital loss carryforward of approximately $315,578,610 of which $20,422,782, $140,743,296 and $154,412,532 will expire on July 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Telecommunications & Utilities Growth 146

Advisor Telecommunications & Utilities Growth Fund

Financial Statements

Statement of Assets and Liabilities
	January 31, 2006 (Unaudited)

Assets
Investment in securities, at value (in-
cluding securities loaned of
$599,886) — See accompanying
schedule:
Unaffiliated issuers
(cost $175,768,283)	$186,930,612
Affiliated Central Funds
(cost $924,207)	924,207
Total Investments
(cost $176,692,490)		$187,854,819
Receivable for investments sold		2,541,510
Receivable for fund shares sold		120,088
Dividends receivable		852,513
Interest receivable		10,386
Prepaid expenses		892
Other affiliated receivables		25
Other receivables		22,804
Total assets		191,403,037

Liabilities
Payable for investments purchased	$513,909
Payable for fund shares redeemed	668,402
Accrued management fee	89,513
Distribution fees payable	115,824
Other affiliated payables	73,993
Other payables and accrued
expenses	25,136
Collateral on securities loaned, at
value	634,800
Total liabilities		2,121,577

Net Assets		$189,281,460
Net Assets consist of:
Paid in capital		$476,321,360
Undistributed net investment income		286,907
Accumulated undistributed net real-
ized gain (loss) on investments and
foreign currency transactions		(298,489,136)
Net unrealized appreciation (de-
preciation) on investments		11,162,329
Net Assets		$189,281,460

Statement of Assets and Liabilities continued
January 31, 2006 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption
price per share ($30,545,000 ÷
1,976,055 shares)	$15.46
Maximum offering price per share
(100/94.25 of $15.46)	$16.40
Class T:
Net Asset Value and redemption
price per share ($51,624,030 ÷
3,341,039 shares)	$15.45
Maximum offering price per share
(100/96.50 of $15.45)	$16.01
Class B:
Net Asset Value and offering price
per share ($73,668,573 ÷
4,833,904 shares)A	$15.24
Class C:
Net Asset Value and offering price
per share ($31,601,580 ÷
2,073,226 shares)A	$15.24
Institutional Class:
Net Asset Value, offering price and
redemption price per share
($1,842,277 ÷ 118,204 shares) .	$15.59
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

147 Semiannual Report

Advisor Telecommunications & Utilities Growth Fund
Financial Statements - continued

Statement of Operations
	Six months ended January 31, 2006 (Unaudited)

Investment Income
Dividends		$2,534,153
Interest		73
Income from affiliated Central Funds (including $4,408 from security lending)		46,828
Total income		2,581,054

Expenses
Management fee	$550,092
Transfer agent fees	426,053
Distribution fees	716,695
Accounting and security lending fees	40,073
Independent trustees’ compensation	422
Custodian fees and expenses	3,235
Registration fees	29,880
Audit	23,044
Legal	3,832
Miscellaneous	953
Total expenses before reductions	1,794,279
Expense reductions	(35,330)	1,758,949

Net investment income (loss)		822,105
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	21,090,772
Foreign currency transactions	(7,238)
Total net realized gain (loss)		21,083,534
Change in net unrealized appreciation (depreciation) on investment securities		(15,614,941)
Net gain (loss)		5,468,593
Net increase (decrease) in net assets resulting from operations		$6,290,698

Statement of Changes in Net Assets
	Six months ended	Year ended
	January 31, 2006	July 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 822,105	$ 3,088,972
Net realized gain (loss)	21,083,534	37,520,442
Change in net unrealized appreciation (depreciation)	(15,614,941)	7,253,242
Net increase (decrease) in net assets resulting from operations	6,290,698	47,862,656
Distributions to shareholders from net investment income	(1,886,398)	(2,204,610)
Share transactions - net increase (decrease)	(19,129,284)	(38,936,571)
Redemption fees	2,877	6,117
Total increase (decrease) in net assets	(14,722,107)	6,727,592

Net Assets
Beginning of period	204,003,567	197,275,975
End of period (including undistributed net investment income of $286,907 and undistributed net investment income of
$1,351,200, respectively)	$ 189,281,460	$ 204,003,567

See accompanying notes which are an integral part of the financial statements.

Telecommunications & Utilities Growth 148

Financial Highlights Class A
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 15.17	$ 12.09	$ 10.37	$ 8.74	$ 15.18	$ 21.08
Income from Investment Operations
Net investment income (loss)E	10	.28F	.10	.13	.10	.05
Net realized and unrealized gain (loss)	46	3.01	1.72	1.69	(6.54)	(5.41)
Total from investment operations	56	3.29	1.82	1.82	(6.44)	(5.36)
Distributions from net investment income	(.27)	(.21)	(.10)	(.19)	—	(.28)
Distributions from net realized gain	—	—	—	—	—	(.26)
Total distributions	(.27)	(.21)	(.10)	(.19)	—	(.54)
Redemption fees added to paid in capitalE	—H	—H	—H	—H	—H	—H
Net asset value, end of period	$ 15.46	$ 15.17	$ 12.09	$ 10.37	$ 8.74	$ 15.18
Total ReturnB,C,D	3.71%	27.48%	17.67%	21.22%	(42.42)%	(26.09)%
Ratios to Average Net AssetsG
Expenses before reductions	1.38%A	1.39%	1.51%	1.67%	1.45%	1.25%
Expenses net of fee waivers, if any	1.38%A	1.39%	1.50%	1.58%	1.45%	1.25%
Expenses net of all reductions	1.34%A	1.36%	1.45%	1.47%	1.36%	1.20%
Net investment income (loss)	1.32%A	2.03%F	.87%	1.46%	.79%	.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,545	$ 29,150	$ 21,987	$ 21,761	$ 22,377	$ 54,265
Portfolio turnover rate	85%A	44%	38%	81%	116%	220%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.39% . GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

Financial Highlights Class T
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 15.10	$ 12.04	$ 10.33	$ 8.68	$ 15.11	$ 21.01
Income from Investment Operations
Net investment income (loss)E	08	.24F	.07	.11	.07	.01
Net realized and unrealized gain (loss)	46	2.99	1.72	1.68	(6.50)	(5.40)
Total from investment operations	54	3.23	1.79	1.79	(6.43)	(5.39)
Distributions from net investment income	(.19)	(.17)	(.08)	(.14)	—	(.25)
Distributions from net realized gain	—	—	—	—	—	(.26)
Total distributions	(.19)	(.17)	(.08)	(.14)	—	(.51)
Redemption fees added to paid in capitalE	—H	—H	—H	—H	—H	—H
Net asset value, end of period	$ 15.45	$ 15.10	$ 12.04	$ 10.33	$ 8.68	$ 15.11
Total ReturnB,C,D	3.60%	27.03%	17.42%	20.91%	(42.55)%	(26.29)%
Ratios to Average Net AssetsG
Expenses before reductions	1.64%A	1.67%	1.79%	1.94%	1.71%	1.49%
Expenses net of fee waivers, if any	1.64%A	1.67%	1.75%	1.83%	1.71%	1.49%
Expenses net of all reductions	1.60%A	1.64%	1.70%	1.72%	1.62%	1.44%
Net investment income (loss)	1.07%A	1.76%F	.62%	1.21%	.53%	.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,624	$ 55,683	$ 53,255	$ 55,510	$ 59,306	$ 149,618
Portfolio turnover rate	85%A	44%	38%	81%	116%	220%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.12% . GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

149 Semiannual Report

Financial Highlights Class B
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 14.83	$ 11.82	$ 10.15	$ 8.49	$ 14.85	$ 20.72
Income from Investment Operations
Net investment income (loss)E	04	.17F	.01	.07	.01	(.07)
Net realized and unrealized gain (loss)	45	2.95	1.69	1.65	(6.37)	(5.33)
Total from investment operations	49	3.12	1.70	1.72	(6.36)	(5.40)
Distributions from net investment income	(.08)	(.11)	(.03)	(.06)	—	(.21)
Distributions from net realized gain	—	—	—	—	—	(.26)
Total distributions	(.08)	(.11)	(.03)	(.06)	—	(.47)
Redemption fees added to paid in capitalE	—H	—H	—H	—H	—H	—H
Net asset value, end of period	$ 15.24	$ 14.83	$ 11.82	$ 10.15	$ 8.49	$ 14.85
Total ReturnB,C,D	3.32%	26.51%	16.79%	20.37%	(42.83)%	(26.66)%
Ratios to Average Net AssetsG
Expenses before reductions	2.12%A	2.14%	2.25%	2.32%	2.20%	2.01%
Expenses net of fee waivers, if any	2.12%A	2.14%	2.25%	2.25%	2.20%	2.01%
Expenses net of all reductions	2.09%A	2.11%	2.20%	2.13%	2.11%	1.96%
Net investment income (loss)	58%A	1.28%F	.12%	.79%	.04%	(.44)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 73,669	$ 82,577	$ 84,742	$ 87,868	$ 91,517	$ 213,767
Portfolio turnover rate	85%A	44%	38%	81%	116%	220%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .64%. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

Financial Highlights Class C
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 14.84	$ 11.84	$ 10.16	$ 8.50	$ 14.85	$ 20.71
Income from Investment Operations
Net investment income (loss)E	05	.18F	.02	.07	.02	(.06)
Net realized and unrealized gain (loss)	45	2.94	1.70	1.65	(6.37)	(5.33)
Total from investment operations	50	3.12	1.72	1.72	(6.35)	(5.39)
Distributions from net investment income	(.10)	(.12)	(.04)	(.06)	—	(.21)
Distributions from net realized gain	—	—	—	—	—	(.26)
Total distributions	(.10)	(.12)	(.04)	(.06)	—	(.47)
Redemption fees added to paid in capitalE	—H	—H	—H	—H	—H	—H
Net asset value, end of period	$ 15.24	$ 14.84	$ 11.84	$ 10.16	$ 8.50	$ 14.85
Total ReturnB,C,D	3.39%	26.48%	16.98%	20.35%	(42.76)%	(26.62)%
Ratios to Average Net AssetsG
Expenses before reductions	2.04%A	2.07%	2.17%	2.23%	2.11%	1.96%
Expenses net of fee waivers, if any	2.04%A	2.07%	2.17%	2.23%	2.11%	1.96%
Expenses net of all reductions	2.01%A	2.04%	2.12%	2.12%	2.02%	1.91%
Net investment income (loss)	66%A	1.36%F	.21%	.80%	.13%	(.39)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,602	$ 34,827	$ 35,038	$ 37,530	$ 41,496	$ 104,628
Portfolio turnover rate	85%A	44%	38%	81%	116%	220%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .72%. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Telecommunications & Utilities Growth 150

Financial Highlights Institutional Class
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 15.31	$ 12.20	$ 10.47	$ 8.86	$ 15.31	$ 21.19
Income from Investment Operations
Net investment income (loss)D	13	.33E	.15	.18	.16	.12
Net realized and unrealized gain (loss)	48	3.03	1.73	1.71	(6.61)	(5.44)
Total from investment operations	61	3.36	1.88	1.89	(6.45)	(5.32)
Distributions from net investment income	(.33)	(.25)	(.15)	(.28)	—	(.30)
Distributions from net realized gain	—	—	—	—	—	(.26)
Total distributions	(.33)	(.25)	(.15)	(.28)	—	(.56)
Redemption fees added to paid in capitalD	—G	—G	—G	—G	—G	—G
Net asset value, end of period	$ 15.59	$ 15.31	$ 12.20	$ 10.47	$ 8.86	$ 15.31
Total ReturnB,C	4.00%	27.88%	18.14%	21.94%	(42.13)%	(25.78)%
Ratios to Average Net AssetsF
Expenses before reductions	93%A	.99%	1.09%	1.06%	.96%	.85%
Expenses net of fee waivers, if any	93%A	.99%	1.09%	1.06%	.96%	.85%
Expenses net of all reductions	90%A	.96%	1.04%	.94%	.87%	.80%
Net investment income (loss)	1.77%A	2.44%E	1.29%	1.98%	1.28%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,842	$ 1,766	$ 2,254	$ 2,891	$ 2,939	$ 8,945
Portfolio turnover rate	85%A	44%	38%	81%	116%	220%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EInvestment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.80% . FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

151 Semiannual Report

Notes to Financial Statements For the period ended January 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Telecommunications & Utilities Growth Fund (the fund) is a non diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transac tions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Pur chases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Telecommunications & Utilities Growth

152

1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distrib uting all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$21,874,400
Unrealized depreciation	(14,132,145)
Net unrealized appreciation (depreciation)	$7,742,255
Cost for federal income tax purposes	$180,112,564

Short Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (in cluding accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $81,967,574 and $103,601,091, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly manage ment fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and

153 Semiannual Report

Notes to Financial Statements (Unaudited) continued

4. Fees and Other Transactions with Affiliates continued
Distribution and Service Plan continued

providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$36,531	$—
Class T	25%	.25%	131,896	—
Class B	75%	.25%	384,433	288,325
Class C	75%	.25%	163,835	6,559

			$716,695	$294,884

Sales Load. FDC receives a front end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and ..25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:
Retained
by FDC
Class A	$11,492
Class T	4,833
Class B*	76,660
Class C*	764
$93,749
* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$66,738	.46*
Class T	122,966	.47*
Class B	173,181	.45*
Class C	61,020	.37*
Institutional Class	2,148	.26*

	$426,053
* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,101 for the period.

Telecommunications & Utilities Growth

154

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income from affiliated central funds.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $35,330 for the period.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:
	Six months ended	Year ended
	January 31,	July 31,
	2006	2005
From net investment income
Class A	$515,686	$379,843
Class T	679,148	719,068
Class B	428,720	727,725
Class C	227,882	334,204
Institutional Class	34,962	43,770
Total	$1,886,398	$2,204,610

155 Semiannual Report

Notes to Financial Statements (Unaudited) continued

10. Share Transactions.

Transactions for each class of shares were as follows:
	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	January 31,	July 31,	January 31,	July 31,
	2006	2005	2006	2005
Class A
Shares sold	358,762	617,343	$ 5,353,862	$ 8,551,655
Reinvestment of distributions	29,809	25,986	453,431	343,477
Shares redeemed	(334,662)	(539,379)	(5,000,884)	(7,330,607)
Net increase (decrease)	53,909	103,950	$ 806,409	$ 1,564,525
Class T
Shares sold	198,264	578,539	$ 2,969,003	$ 7,880,368
Reinvestment of distributions	41,716	51,235	634,274	676,884
Shares redeemed	(585,928)	(1,366,525)	(8,714,725)	(18,576,683)
Net increase (decrease)	(345,948)	(736,751)	$(5,111,448)	$(10,019,431)
Class B
Shares sold	84,797	216,806	$ 1,254,625	$ 2,882,532
Reinvestment of distributions	24,747	47,675	371,052	631,927
Shares redeemed	(844,886)	(1,863,609)	(12,472,241)	(24,817,850)
Net increase (decrease)	(735,342)	(1,599,128)	$(10,846,564)	$(21,303,391)
Class C
Shares sold	111,060	270,120	$ 1,646,293	$ 3,555,440
Reinvestment of distributions	11,397	19,593	170,983	258,067
Shares redeemed	(395,463)	(903,829)	(5,841,253)	(12,032,784)
Net increase (decrease)	(273,006)	(614,116)	$(4,023,977)	$ (8,219,277)
Institutional Class
Shares sold	21,724	17,262	$ 331,165	$ 232,429
Reinvestment of distributions	1,223	2,019	18,745	26,680
Shares redeemed	(20,079)	(88,732)	(303,614)	(1,218,106)
Net increase (decrease)	2,868	(69,451)	$ 46,296	$ (958,997)

Telecommunications & Utilities Growth

156

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Focus Funds

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for each fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for each fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to each fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for each fund to access the research and investment advisory support services supplied by FRAC at no additional expense to each fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under each fund’s management contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of each fund’s assets; (iii) the nature or level of services provided under each fund’s management contract or sub advisory agreements; (iv) the day to day management of each fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of each Agreement would not necessitate prior shareholder approval of the Agree ment or result in an assignment and termination of each fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which each fund will not bear any additional management fees or expenses and under which each fund’s portfolio manager would not change, it did not consider each fund’s investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of each fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to each fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of each fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that each fund’s Agreement is fair and reasonable, and that each fund’s Agreement should be approved.

157 Semiannual Report

Semiannual Report

158

159 Semiannual Report

Semiannual Report

160

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Research & Analysis Company (formerly Fidelity
Management & Research (Far East) Inc.)
Fidelity Investments Japan Limited
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodians
JPMorgan Chase Bank
New York, NY
Brown Brothers Harriman & Co.(dagger)
Boston, MA
State Street Bank and Trust(dagger)(dagger)
Quincy, MA

(dagger)Custodian for Fidelity Advisor Natural Resources Fund only.
(dagger)(dagger)Custodian for Fidelity Advisor Biotechnology Fund, Fidelity Advisor Developing
Communications Fund, and Fidelity Advisor Electronics Fund only.

AFOC USAN 0306 1.789279.102

Fidelity Advisor Focus Funds® Institutional Class

Biotechnology Consumer Industries Cyclical Industries Developing Communications Electronics Financial Services Health Care Natural Resources Technology Telecommunications & Utilities Growth

Semiannual Report January 31, 2006

Contents

Biotechnology	4	Shareholder Expense Example
	5	Investment Changes
	6	Investments
	8	Financial Statements
	13	Notes to the Financial Statements

Consumer Industries	18	Shareholder Expense Example
	19	Investment Changes
	20	Investments
	23	Financial Statements
	28	Notes to the Financial Statements

Cyclical Industries	33	Shareholder Expense Example
	34	Investment Changes
	35	Investments
	39	Financial Statements
	44	Notes to the Financial Statements

Developing Communications	49	Shareholder Expense Example
	50	Investment Changes
	51	Investments
	54	Financial Statements
	59	Notes to the Financial Statements

Electronics	63	Shareholder Expense Example
	64	Investment Changes
	65	Investments
	67	Financial Statements
	72	Notes to the Financial Statements

Financial Services	77	Shareholder Expense Example
	78	Investment Changes
	79	Investments
	82	Financial Statements
	87	Notes to the Financial Statements

Health Care	92	Shareholder Expense Example
	93	Investment Changes
	94	Investments
	99	Financial Statements
	104	Notes to the Financial Statements

Natural Resources	109	Shareholder Expense Example
	110	Investment Changes
	111	Investments
	115	Financial Statements
	120	Notes to the Financial Statements

Technology	125	Shareholder Expense Example
	127	Investment Changes
	128	Investments
	132	Financial Statements
	137	Notes to the Financial Statements

Semiannual Report 2

Telecommunications &
Utilities Growth	142	Shareholder Expense Example
	144	Investment Changes
	145	Investments
	147	Financial Statements
	152	Notes to the Financial Statements

Board Approval of	157
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the
Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc. and have been licensed for use by Fidelity Distributors
Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Wash ington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at
http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.

3 Semiannual Report

Advisor Biotechnology Fund Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2005 to January 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	August 1, 2005 to
	August 1, 2005	January 31, 2006	January 31, 2006
Class A
Actual	$ 1,000.00	$ 1,091.20	$ 7.38
HypotheticalA	$ 1,000.00	$ 1,018.15	$ 7.12
Class T
Actual	$ 1,000.00	$ 1,090.80	$ 8.70
HypotheticalA	$ 1,000.00	$ 1,016.89	$ 8.39
Class B
Actual	$ 1,000.00	$ 1,086.90	$ 11.31
HypotheticalA	$ 1,000.00	$ 1,014.37	$ 10.92
Class C
Actual	$ 1,000.00	$ 1,086.80	$ 11.31
HypotheticalA	$ 1,000.00	$ 1,014.37	$ 10.92
Institutional Class
Actual	$ 1,000.00	$ 1,091.40	$ 5.96
HypotheticalA	$ 1,000.00	$ 1,019.51	$ 5.75

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	1.40%
Class T	1.65%
Class B	2.15%
Class C	2.15%
Institutional Class	1.13%

Biotechnology

4

Advisor Biotechnology Fund
Investment Changes

Top Ten Stocks as of January 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Celgene Corp.	7.2	7.1
Gilead Sciences, Inc.	7.0	4.9
Genentech, Inc.	6.6	11.7
Biogen Idec, Inc.	6.3	5.0
Amgen, Inc.	5.6	6.3
MedImmune, Inc.	4.9	4.4
Genzyme Corp.	4.5	5.0
Cephalon, Inc.	4.3	4.0
Sepracor, Inc.	4.1	4.2
Amylin Pharmaceuticals, Inc.	2.9	0.2
	53.4

5 Semiannual Report

Advisor Biotechnology Fund Investments January 31, 2006 (Unaudited) Showing Percentage of Net Assets

Common Stocks 99.4%
	Shares	Value (Note 1)

BIOTECHNOLOGY – 89.8%
Biotechnology – 89.8%
Acadia Pharmaceuticals, Inc. (a)	2,500	$ 32,800
Affymetrix, Inc. (a)	29,700	1,133,946
Albany Molecular Research, Inc. (a)	12,700	144,272
Alexion Pharmaceuticals, Inc. (a)	23,900	688,798
Alkermes, Inc. (a)	40,040	974,574
Alnylam Pharmaceuticals, Inc. (a)	9,100	122,304
Altus Pharmaceuticals, Inc.	1,800	33,390
Amgen, Inc. (a)	47,610	3,470,293
Amylin Pharmaceuticals, Inc. (a)	42,100	1,785,040
Anadys Pharmaceuticals, Inc. (a)	10,500	115,185
Applera Corp.:
– Applied Biosystems Group	49,900	1,414,166
– Celera Genomics Group (a)	16,500	194,040
Arena Pharmaceuticals, Inc. (a)	10,800	183,276
Biogen Idec, Inc. (a)	87,134	3,899,247
BioMarin Pharmaceutical, Inc. (a)	16,822	197,322
Celgene Corp. (a)	62,041	4,414,218
Cephalon, Inc. (a)	37,299	2,644,126
Charles River Laboratories International,
Inc. (a)	27,400	1,263,962
Coley Pharmaceutical Group, Inc.	6,600	101,046
Combinatorx, Inc.	3,600	46,260
Cotherix, Inc. (a)	6,200	57,474
Critical Therapeutics, Inc. (a)	3,455	22,043
Cubist Pharmaceuticals, Inc. (a)	19,800	428,472
CV Therapeutics, Inc. (a)	18,400	452,824
Dendreon Corp. (a)	100	505
Digene Corp. (a)	7,700	255,640
DOV Pharmaceutical, Inc. (a)	16,500	254,760
Enzo Biochem, Inc. (a)	4,000	52,160
Enzon Pharmaceuticals, Inc. (a)	17,300	125,944
Exelixis, Inc. (a)	30,700	330,946
Genentech, Inc. (a)	47,400	4,072,608
Genomic Health, Inc.	7,900	108,862
Genzyme Corp. (a)	38,920	2,760,985
Gilead Sciences, Inc. (a)	71,100	4,327,857
Harvard Bioscience, Inc. (a)	300	1,434
Human Genome Sciences, Inc. (a)	52,300	575,300
ICOS Corp. (a)	5,100	126,735
Idenix Pharmaceuticals, Inc. (a)	19,200	436,800
ImClone Systems, Inc. (a)	13,364	481,505
Incyte Corp. (a)	34,900	177,641
Inhibitex, Inc. (a)(e)	10,970	97,304
Invitrogen Corp. (a)	22,150	1,525,692
Ligand Pharmaceuticals, Inc. Class B (a) .	1,300	16,120
Luminex Corp. (a)	2,600	38,038
MannKind Corp. (a)	18,100	327,610
Martek Biosciences (a)	12,600	362,880
Medarex, Inc. (a)	43,990	614,980
MedImmune, Inc. (a)	89,100	3,040,092

	Shares	Value (Note 1)
Millennium Pharmaceuticals, Inc. (a)	113,771	$ 1,176,392
Momenta Pharmaceuticals, Inc. (a)	11,308	230,683
Myogen, Inc. (a)	32,492	1,212,601
Myriad Genetics, Inc. (a)	12,500	268,000
Nektar Therapeutics (a)	8,900	176,220
Neurochem, Inc. (a)	3,900	56,054
Neurocrine Biosciences, Inc. (a)	11,300	686,701
ONYX Pharmaceuticals, Inc. (a)	3,400	95,506
OSI Pharmaceuticals, Inc. (a)	35,800	1,008,128
PDL BioPharma, Inc. (a)	51,700	1,507,055
Regeneron Pharmaceuticals, Inc. (a)	15,300	233,019
Renovis, Inc. (a)	11,200	228,144
Serologicals Corp. (a)	9,400	210,184
Tanox, Inc. (a)	28,700	518,035
Techne Corp. (a)	15,210	864,689
Tercica, Inc. (a)	14,900	102,512
Theravance, Inc. (a)	9,200	251,988
Threshold Pharmaceuticals, Inc.	12,342	174,516
Trimeris, Inc. (a)	3,500	43,960
Vertex Pharmaceuticals, Inc. (a)	47,000	1,678,840
ViaCell, Inc.	500	2,640
ViroPharma, Inc. (a)	4,100	95,161
Zymogenetics, Inc. (a)	25,600	571,136
		55,323,640

COMPUTERS & PERIPHERALS 0.0%
Computer Storage & Peripherals 0.0%
iCAD, Inc. (a)	6,700	11,591
HEALTH CARE EQUIPMENT & SUPPLIES – 1.3%
Health Care Equipment 1.2%
IDEXX Laboratories, Inc. (a)	9,044	694,760
IntraLase Corp. (a)	300	5,955
		700,715
Health Care Supplies 0.1%
Gen Probe, Inc. (a)	1,400	70,602

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		771,317

PHARMACEUTICALS – 8.3%
Pharmaceuticals 8.3%
Adams Respiratory Therapeutics, Inc.	13,300	574,294
Adolor Corp. (a)	10,151	155,310
Allergan, Inc.	300	34,920
Connetics Corp. (a)	200	2,996
Elan Corp. PLC sponsored ADR (a)	25,400	404,114
Kos Pharmaceuticals, Inc. (a)	12,100	530,101
MGI Pharma, Inc. (a)	3,121	52,027
New River Pharmaceuticals, Inc. (a)	19,178	638,819
NitroMed, Inc. (a)(d)	6,945	78,062
Sepracor, Inc. (a)	44,496	2,532,267

See accompanying notes which are an integral part of the financial statements.

Biotechnology 6

Common Stocks continued
	Shares	Value (Note 1)

PHARMACEUTICALS – CONTINUED
Pharmaceuticals – continued
Somaxon Pharmaceuticals, Inc.	4,500	$ 85,320
Xenoport, Inc.	1,800	27,000
		5,115,230

TOTAL COMMON STOCKS
(Cost $51,217,987)		61,221,778

Money Market Funds 0.7%

Fidelity Cash Central Fund,
4.46% (b)	355,034	355,034
Fidelity Securities Lending Cash
Central Fund, 4.48% (b)(c)	75,200	75,200
TOTAL MONEY MARKET FUNDS
(Cost $430,234)		430,234

TOTAL INVESTMENT PORTFOLIO 100.1%
(Cost $51,648,221)		61,652,012

NET OTHER ASSETS (0.1)%		(42,728)
NET ASSETS 100%		$ 61,609,284

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities – Investment in securities not registered under the
Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to
$97,304 or 0.2% of net assets.

Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
Inhibitex, Inc.	8/18/05	$90,503

Affiliated Central Funds

Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:

Fund	Income received
Fidelity Cash Central Fund	$14,237
Fidelity Securities Lending Cash Central Fund	4,524
Total	$18,761

Income Tax Information

At July 31, 2005, the fund had a capital loss carryforward of approximately $8,849,791 all of which will expire on July 31, 2011.

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Advisor Biotechnology Fund

Financial Statements

Statement of Assets and Liabilities
	January 31, 2006 (Unaudited)

Assets
Investment in securities, at value (in-
cluding securities loaned of
$71,936) — See accompanying
schedule:
Unaffiliated issuers (cost
$51,217,987)	$61,221,778
Affiliated Central Funds (cost
$430,234)	430,234
Total Investments (cost $51,648,221)		$61,652,012
Receivable for investments sold		766,885
Receivable for fund shares sold		103,365
Interest receivable		2,868
Prepaid expenses		239
Receivable from investment adviser
for expense reductions		16,147
Other affiliated receivables		5
Other receivables		14,463
Total assets		62,555,984

Liabilities
Payable to custodian bank	$135,200
Payable for investments purchased	479,459
Payable for fund shares redeemed	143,241
Accrued management fee	28,842
Distribution fees payable	35,640
Other affiliated payables	23,042
Other payables and accrued
expenses	26,076
Collateral on securities loaned, at
value	75,200
Total liabilities		946,700

Net Assets		$61,609,284
Net Assets consist of:
Paid in capital		$59,664,757
Accumulated net investment loss		(490,332)
Accumulated undistributed net real-
ized gain (loss) on investments and
foreign currency transactions		(7,568,932)
Net unrealized appreciation (de-
preciation) on investments		10,003,791
Net Assets		$61,609,284

Statement of Assets and Liabilities continued
January 31, 2006 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption
price per share ($13,001,489 ÷
1,751,740 shares)	$7.42
Maximum offering price per share
(100/94.25 of $7.42)	$7.87
Class T:
Net Asset Value and redemption
price per share ($15,085,946 ÷
2,059,350 shares)	$7.33
Maximum offering price per share
(100/96.50 of $7.33)	$7.60
Class B:
Net Asset Value and offering price
per share ($17,963,633 ÷
2,517,783 shares)A	$7.13
Class C:
Net Asset Value and offering price
per share ($14,459,335 ÷
2,025,845 shares)A	$7.14

Institutional Class:
Net Asset Value, offering price and
redemption price per share
($1,098,881 ÷ 146,061 shares)	$7.52
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Biotechnology 8

Statement of Operations
	Six months ended January 31, 2006 (Unaudited)

Investment Income
Dividends		$2,513
Interest		38
Income from affiliated Central Funds (including $4,524 from security lending)		18,761
Total income		21,312

Expenses
Management fee	$161,867
Transfer agent fees	130,157
Distribution fees	200,006
Accounting and security lending fees	12,445
Independent trustees’ compensation	120
Custodian fees and expenses	8,802
Registration fees	39,116
Audit	23,706
Legal	371
Miscellaneous	273
Total expenses before reductions	576,863
Expense reductions	(65,219)	511,644

Net investment income (loss)		(490,332)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,863,529
Foreign currency transactions	(76)
Total net realized gain (loss)		1,863,453
Change in net unrealized appreciation (depreciation) on:
Investment securities	3,547,288
Assets and liabilities in foreign currencies	68
Total change in net unrealized appreciation (depreciation)		3,547,356
Net gain (loss)		5,410,809
Net increase (decrease) in net assets resulting from operations		$4,920,477

Statement of Changes in Net Assets
	Six months ended	Year ended
	January 31, 2006	July 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(490,332)	$(952,674)
Net realized gain (loss)	1,863,453	3,415,156
Change in net unrealized appreciation (depreciation)	3,547,356	3,817,974
Net increase (decrease) in net assets resulting from operations	4,920,477	6,280,456
Share transactions - net increase (decrease)	785,308	(5,129,068)
Redemption fees	2,775	6,345
Total increase (decrease) in net assets	5,708,560	1,157,733

Net Assets
Beginning of period	55,900,724	54,742,991
End of period (including accumulated net investment loss of $490,332 and $0, respectively)	$61,609,284	$55,900,724

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Financial Highlights Class A
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001G
Selected Per Share Data
Net asset value, beginning of period	$ 6.80	$ 6.00	$ 5.94	$ 4.39	$ 7.09	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.04)	(.08)F	(.09)	(.05)	(.07)	(.04)
Net realized and unrealized gain (loss)		66.88	.15	1.60	(2.64)	(2.88)
Total from investment operations		62.80	.06	1.55	(2.71)	(2.92)
Redemption fees added to paid in capitalE	—I	—I	—I	—I	.01	.01
Net asset value, end of period	$ 7.42	$ 6.80	$ 6.00	$ 5.94	$ 4.39	$ 7.09
Total ReturnB,C,D	9.12%	13.33%	1.01%	35.31%	(38.08)%	(29.10)%
Ratios to Average Net AssetsH
Expenses before reductions	1.58%A	1.56%	1.68%	2.04%	1.99%	3.07%A
Expenses net of fee waivers, if any	1.40%A	1.45%	1.50%	1.50%	1.50%	1.50%A
Expenses net of all reductions	1.35%A	1.43%	1.48%	1.47%	1.46%	1.49%A
Net investment income (loss)	(1.27)%A	(1.36)%F	(1.38)%	(1.11)%	(1.19)%	(.94)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,001	$ 11,022	$ 10,197	$ 7,718	$ 4,657	$ 4,232
Portfolio turnover rate	88%A	30%	50%	71%	113%	64%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.0004 per share. Excluding the special dividend, the ratio of net investment income (loss)
to average net assets would have been (1.37)% . GFor the period December 27, 2000 (commencement of operations) to July 31, 2001. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

Financial Highlights Class T
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001G
Selected Per Share Data
Net asset value, beginning of period	$ 6.72	$ 5.95	$ 5.90	$ 4.37	$ 7.07	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.05)	(.10)F	(.10)	(.06)	(.09)	(.05)
Net realized and unrealized gain (loss)		66.87	.15	1.59	(2.62)	(2.89)
Total from investment operations		61.77	.05	1.53	(2.71)	(2.94)
Redemption fees added to paid in capitalE	—I	—I	—I	—I	.01	.01
Net asset value, end of period	$ 7.33	$ 6.72	$ 5.95	$ 5.90	$ 4.37	$ 7.07
Total ReturnB,C,D	9.08%	12.94%	.85%	35.01%	(38.19)%	(29.30)%
Ratios to Average Net AssetsH
Expenses before reductions	1.90%A	1.93%	2.10%	2.39%	2.27%	3.29%A
Expenses net of fee waivers, if any	1.65%A	1.70%	1.75%	1.75%	1.75%	1.75%A
Expenses net of all reductions	1.60%A	1.68%	1.73%	1.72%	1.72%	1.74%A
Net investment income (loss)	(1.53)%A	(1.61)%F	(1.63)%	(1.36)%	(1.45)%	(1.19)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,086	$ 14,177	$ 13,367	$ 10,281	$ 6,861	$ 7,721
Portfolio turnover rate	88%A	30%	50%	71%	113%	64%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.0004 per share. Excluding the special dividend, the ratio of net investment income (loss)
to average net assets would have been (1.61)% . GFor the period December 27, 2000 (commencement of operations) to July 31, 2001. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Biotechnology 10

Financial Highlights Class B
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001G
Selected Per Share Data
Net asset value, beginning of period	$ 6.56	$ 5.84	$ 5.82	$ 4.33	$ 7.05	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.07)	(.13)F	(.13)	(.09)	(.12)	(.07)
Net realized and unrealized gain (loss)		64.85	.15	1.58	(2.61)	(2.89)
Total from investment operations		57.72	.02	1.49	(2.73)	(2.96)
Redemption fees added to paid in capitalE	—I	—I	—I	—I	.01	.01
Net asset value, end of period	$ 7.13	$ 6.56	$ 5.84	$ 5.82	$ 4.33	$ 7.05
Total ReturnB,C,D	8.69%	12.33%	.34%	34.41%	(38.58)%	(29.50)%
Ratios to Average Net AssetsH
Expenses before reductions	2.33%A	2.33%	2.46%	2.78%	2.74%	3.83%A
Expenses net of fee waivers, if any	2.15%A	2.19%	2.25%	2.25%	2.25%	2.25%A
Expenses net of all reductions	2.10%A	2.18%	2.22%	2.22%	2.22%	2.24%A
Net investment income (loss)	(2.02)%A	(2.11)%F	(2.12)%	(1.86)%	(1.95)%	(1.69)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,964	$ 16,921	$ 16,819	$ 15,154	$ 10,218	$ 8,875
Portfolio turnover rate	88%A	30%	50%	71%	113%	64%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.0004 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (2.11)% . GFor the period December 27, 2000 (commencement of operations) to July 31, 2001. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur.
Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

Financial Highlights Class C
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001G
Selected Per Share Data
Net asset value, beginning of period	$ 6.57	$ 5.84	$ 5.82	$ 4.33	$ 7.05	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.07)	(.13)F	(.13)	(.09)	(.12)	(.07)
Net realized and unrealized gain (loss)		64.86	.15	1.58	(2.61)	(2.89)
Total from investment operations		57.73	.02	1.49	(2.73)	(2.96)
Redemption fees added to paid in capitalE	—I	—I	—I	—I	.01	.01
Net asset value, end of period	$ 7.14	$ 6.57	$ 5.84	$ 5.82	$ 4.33	$ 7.05
Total ReturnB,C,D	8.68%	12.50%	.34%	34.41%	(38.58)%	(29.50)%
Ratios to Average Net AssetsH
Expenses before reductions	2.25%A	2.24%	2.31%	2.58%	2.57%	3.73%A
Expenses net of fee waivers, if any	2.15%A	2.19%	2.25%	2.25%	2.25%	2.25%A
Expenses net of all reductions	2.10%A	2.18%	2.23%	2.22%	2.22%	2.24%A
Net investment income (loss)	(2.02)%A	(2.11)%F	(2.13)%	(1.86)%	(1.95)%	(1.69)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,459	$ 12,538	$ 13,215	$ 10,493	$ 8,204	$ 6,321
Portfolio turnover rate	88%A	30%	50%	71%	113%	64%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.0004 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (2.11)% . GFor the period December 27, 2000 (commencement of operations) to July 31, 2001. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur.
Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Financial Highlights Institutional Class
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001F
Selected Per Share Data
Net asset value, beginning of period	$ 6.89	$ 6.06	$ 5.97	$ 4.40	$ 7.09	$ 10.00
Income from Investment Operations
Net investment income (loss)D	(.04)	(.06)E	(.06)	(.04)	(.06)	(.03)
Net realized and unrealized gain (loss)		67.89	.15	1.61	(2.64)	(2.89)
Total from investment operations		63.83	.09	1.57	(2.70)	(2.92)
Redemption fees added to paid in capitalD	—H	—H	—H	—H	.01	.01
Net asset value, end of period	$ 7.52	$ 6.89	$ 6.06	$ 5.97	$ 4.40	$ 7.09
Total ReturnB,C	9.14%	13.70%	1.51%	35.68%	(37.94)%	(29.10)%
Ratios to Average Net AssetsG
Expenses before reductions	1.13%A	1.10%	1.16%	1.37%	1.41%	2.58%A
Expenses net of fee waivers, if any	1.13%A	1.10%	1.16%	1.25%	1.25%	1.25%A
Expenses net of all reductions	1.08%A	1.09%	1.14%	1.22%	1.22%	1.24%A
Net investment income (loss)	(1.00)%A	(1.02)%E	(1.04)%	(.86)%	(.94)%	(.69)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,099	$ 1,243	$ 1,146	$ 1,153	$ 857	$ 911
Portfolio turnover rate	88%A	30%	50%	71%	113%	64%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EInvestment income per share reflects a special dividend which amounted to $.0004 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.02)% . FFor the period
December 27, 2000 (commencement of operations) to July 31, 2001. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Biotechnology

12

Notes to Financial Statements For the period ended January 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Biotechnology Fund (the fund) is a non diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transac tions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Pur chases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

13 Semiannual Report

Notes to Financial Statements (Unaudited) continued
1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distrib uting all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:
Unrealized appreciation	$13,892,447
Unrealized depreciation	(4,597,039)
Net unrealized appreciation (depreciation)	$9,295,408
Cost for federal income tax purposes	$52,356,604

Short Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (in cluding accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $25,755,271 and $24,839,850, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly manage ment fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Biotechnology

14

4. Fees and Other Transactions with Affiliates continued

Distribution and Service Plan continued
	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$14,217	$—
Class T	25%	.25%	35,788	—
Class B	75%	.25%	85,357	64,018
Class C	75%	.25%	64,644	10,031

			$200,006	$74,049

Sales Load. FDC receives a front end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and ..25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:
Retained
by FDC
Class A	$10,783
Class T	6,382
Class B*	23,556
Class C*	642
$41,363

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of Average
	Amount	Net Assets
Class A	$26,192	.46*
Class T	38,276	.54*
Class B	39,269	.46*
Class C	24,864	.39*
Institutional Class	1,556	.26*

	$130,157
* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $456 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

15 Semiannual Report

Notes to Financial Statements (Unaudited) continued
6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:
	Expense	Reimbursement
	Limitations	from adviser
Class A	1.40%	$10,449
Class T	1.65%	18,144
Class B	2.15%	15,330
Class C	2.15%	6,938

		$50,861

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $14,358 for the period.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Biotechnology

16

9. Share Transactions.

Transactions for each class of shares were as follows:
	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	January 31,	July 31,	January 31,	July 31,
	2006	2005	2006	2005
Class A
Shares sold	366,480	550,671	$2,584,016	$3,418,022
Shares redeemed	(234,783)	(629,006)	(1,617,620)	(3,853,963)
Net increase (decrease)	131,697	(78,335)	$966,396	$(435,941)
Class T
Shares sold	282,428	621,575	$1,938,518	$3,773,646
Shares redeemed	(331,729)	(760,267)	(2,279,997)	(4,599,360)
Net increase (decrease)	(49,301)	(138,692)	$(341,479)	$(825,714)
Class B
Shares sold	254,109	527,483	$1,696,694	$3,194,512
Shares redeemed	(313,862)	(831,184)	(2,098,734)	(4,925,475)
Net increase (decrease)	(59,753)	(303,701)	$(402,040)	$(1,730,963)
Class C
Shares sold	306,593	395,212	$2,072,060	$2,374,238
Shares redeemed	(190,048)	(749,216)	(1,268,222)	(4,454,466)
Net increase (decrease)	116,545	(354,004)	$803,838	$(2,080,228)
Institutional Class
Shares sold	25,585	56,540	$178,459	$351,953
Shares redeemed	(59,979)	(65,245)	(419,866)	(408,175)
Net increase (decrease)	(34,394)	(8,705)	$(241,407)	$(56,222)

17 Semiannual Report

Advisor Consumer Industries Fund Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2005 to January 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	August 1, 2005 to
	August 1, 2005	January 31, 2006	January 31, 2006
Class A
Actual	$ 1,000.00	$ 1,010.00	$ 7.09
HypotheticalA	$ 1,000.00	$ 1,018.15	$ 7.12
Class T
Actual	$ 1,000.00	$ 1,009.60	$ 8.36
HypotheticalA	$ 1,000.00	$ 1,016.89	$ 8.39
Class B
Actual	$ 1,000.00	$ 1,006.20	$ 10.87
HypotheticalA	$ 1,000.00	$ 1,014.37	$ 10.92
Class C
Actual	$ 1,000.00	$ 1,006.80	$ 10.88
HypotheticalA	$ 1,000.00	$ 1,014.37	$ 10.92
Institutional Class
Actual	$ 1,000.00	$ 1,011.60	$ 5.83
HypotheticalA	$ 1,000.00	$ 1,019.41	$ 5.85

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	1.40%
Class T	1.65%
Class B	2.15%
Class C	2.15%
Institutional Class	1.15%

Consumer Industries

18

Advisor Consumer Industries Fund
Investment Changes

Top Ten Stocks as of January 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Procter & Gamble Co.	6.7	5.8
Google, Inc. Class A (sub. vtg.)	4.2	4.3
PepsiCo, Inc.	3.7	1.4
Target Corp.	3.2	3.2
Wal Mart Stores, Inc.	3.0	3.6
Walt Disney Co.	2.7	1.8
The Coca Cola Co.	2.3	3.2
eBay, Inc.	2.3	2.9
News Corp. Class A	2.3	2.2
Yahoo!, Inc.	2.1	2.8
	32.5

19 Semiannual Report

Advisor Consumer Industries Fund Investments January 31, 2006 (Unaudited) Showing Percentage of Net Assets

Common Stocks 97.9%
	Shares	Value (Note 1)

AUTOMOBILES – 1.1%
Automobile Manufacturers – 0.3%
Thor Industries, Inc.	4,100	$174,865
Motorcycle Manufacturers – 0.8%
Harley Davidson, Inc.	9,100	487,123
TOTAL AUTOMOBILES		661,988

BEVERAGES – 7.8%
Distillers & Vintners – 1.3%
Brown Forman Corp. Class B (non vtg.) .	2,100	148,932
Diageo PLC sponsored ADR	10,600	636,212
		785,144
Soft Drinks – 6.5%
Coca Cola Enterprises, Inc.	15,400	303,996
PepsiCo, Inc.	38,400	2,195,712
The Coca Cola Co.	34,100	1,411,058
		3,910,766

TOTAL BEVERAGES		4,695,910

COMMERCIAL SERVICES & SUPPLIES 0.7%
Commercial Printing – 0.3%
R.R. Donnelley & Sons Co.	4,400	143,440
Diversified Commercial & Professional Services 0.4%
Cendant Corp.	15,000	251,100
TOTAL COMMERCIAL SERVICES & SUPPLIES		394,540

DISTRIBUTORS – 0.3%
Distributors 0.3%
Li & Fung Ltd.	104,000	189,959
DIVERSIFIED CONSUMER SERVICES – 2.7%
Education Services 1.5%
Apollo Group, Inc. Class A (a)	12,700	707,009
Bright Horizons Family Solutions, Inc. (a)	5,154	201,418
		908,427
Specialized Consumer Services 1.2%
Steiner Leisure Ltd. (a)	11,172	433,697
Weight Watchers International, Inc. (a) .	5,500	258,720
		692,417

TOTAL DIVERSIFIED CONSUMER SERVICES		1,600,844

ELECTRICAL EQUIPMENT – 0.7%
Electrical Components & Equipment – 0.7%
Evergreen Solar, Inc. (a)	27,100	418,153
FOOD & STAPLES RETAILING 7.8%
Drug Retail – 2.9%
CVS Corp.	23,900	663,464
Walgreen Co.	24,500	1,060,360
		1,723,824

	Shares	Value (Note 1)
Food Retail – 0.7%
Whole Foods Market, Inc.	6,000	$443,220
Hypermarkets & Super Centers 4.2%
Costco Wholesale Corp.	14,000	698,460
Wal Mart Stores, Inc.	39,580	1,825,034
		2,523,494

TOTAL FOOD & STAPLES RETAILING		4,690,538

FOOD PRODUCTS – 4.3%
Packaged Foods & Meats – 4.3%
Diamond Foods, Inc.	8,400	176,904
Green Mountain Coffee Roasters, Inc. (a)	3,200	122,560
Lindt & Spruengli AG (participation
certificate)	450	850,538
Nestle SA sponsored ADR	16,950	1,244,130
The J.M. Smucker Co.	4,200	182,700
		2,576,832

HOTELS, RESTAURANTS & LEISURE – 12.8%
Casinos & Gaming – 2.4%
Aristocrat Leisure Ltd.	27,700	242,591
Harrah’s Entertainment, Inc.	2,333	171,709
International Game Technology	8,800	314,864
MGM MIRAGE (a)	11,700	433,602
Station Casinos, Inc.	1,900	127,015
WMS Industries, Inc. (a)	4,400	115,236
		1,405,017
Hotels, Resorts & Cruise Lines – 5.2%
Carnival Corp. unit	16,300	843,688
eLong, Inc. sponsored ADR (a)	29,700	362,340
Hilton Hotels Corp.	14,600	363,978
Kerzner International Ltd. (a)	6,200	404,488
Royal Caribbean Cruises Ltd.	12,000	490,800
Starwood Hotels & Resorts Worldwide,
Inc. unit	10,800	656,748
		3,122,042
Leisure Facilities 0.1%
International Speedway Corp. Class A	1,700	80,325
Restaurants 5.1%
Brinker International, Inc.	10,100	411,070
Buffalo Wild Wings, Inc. (a)	25,400	804,926
CBRL Group, Inc.	3,900	171,210
Domino’s Pizza, Inc.	8,800	219,208
McDonald’s Corp.	12,200	427,122
Outback Steakhouse, Inc.	15,700	725,811
Starbucks Corp. (a)	10,000	317,000
		3,076,347

TOTAL HOTELS, RESTAURANTS & LEISURE		7,683,731

See accompanying notes which are an integral part of the financial statements.

Consumer Industries 20

Common Stocks continued
	Shares	Value (Note 1)

HOUSEHOLD PRODUCTS – 7.7%
Household Products – 7.7%
Colgate Palmolive Co.	11,300	$620,257
Procter & Gamble Co.	67,997	4,027,462
		4,647,719

INTERNET & CATALOG RETAIL – 3.6%
Catalog Retail 0.5%
Coldwater Creek, Inc. (a)	16,200	330,480
Internet Retail 3.1%
Blue Nile, Inc. (a)	3,300	123,255
eBay, Inc. (a)	32,200	1,387,820
Priceline.com, Inc. (a)	15,100	332,955
		1,844,030

TOTAL INTERNET & CATALOG RETAIL		2,174,510

INTERNET SOFTWARE & SERVICES – 6.8%
Internet Software & Services 6.8%
Digitas, Inc. (a)	13,300	174,097
Google, Inc. Class A (sub. vtg.) (a)	5,800	2,512,850
Homestore, Inc. (a)	283	1,709
Sina Corp. (a)	6,500	151,255
Yahoo!, Inc. (a)	36,870	1,266,116
		4,106,027

LEISURE EQUIPMENT & PRODUCTS – 3.4%
Leisure Products 3.4%
Brunswick Corp.	12,800	481,152
K2, Inc. (a)	10,400	123,760
MarineMax, Inc. (a)	11,600	365,052
Polaris Industries, Inc.	5,200	283,660
RC2 Corp. (a)	2,900	101,123
SCP Pool Corp.	17,650	703,882
		2,058,629

MEDIA – 10.4%
Advertising 1.7%
JC Decaux SA (a)	4,900	121,720
Omnicom Group, Inc.	11,100	907,869
		1,029,589
Broadcasting & Cable TV – 1.3%
E.W. Scripps Co. Class A	7,900	381,886
Univision Communications, Inc.
Class A (a)	13,200	420,288
		802,174
Movies & Entertainment – 5.2%
Carmike Cinemas, Inc.	6,300	144,333
News Corp. Class A	87,284	1,375,596
Walt Disney Co.	63,200	1,599,592
		3,119,521

	Shares	Value (Note 1)
Publishing – 2.2%
Gannett Co., Inc.	2,580	$159,444
McGraw Hill Companies, Inc.	10,600	541,024
Reuters Group PLC sponsored ADR	4,000	186,720
Washington Post Co. Class B	560	427,269
		1,314,457

TOTAL MEDIA		6,265,741

MULTILINE RETAIL – 8.2%
Department Stores 4.6%
Federated Department Stores, Inc.	9,900	659,637
JCPenney Co., Inc.	7,600	424,080
KarstadtQuelle AG (a)(d)	17,100	367,835
Nordstrom, Inc.	9,300	387,996
Saks, Inc.	10,700	206,617
Sears Holdings Corp. (a)	6,000	728,640
		2,774,805
General Merchandise Stores 3.6%
Family Dollar Stores, Inc.	9,500	227,525
Target Corp.	35,100	1,921,725
		2,149,250

TOTAL MULTILINE RETAIL		4,924,055

PERSONAL PRODUCTS 1.1%
Personal Products 1.1%
Avon Products, Inc.	22,900	648,528
REAL ESTATE 0.5%
Real Estate Investment Trusts 0.5%
MeriStar Hospitality Corp. (a)	26,100	267,786
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.2%
Semiconductors – 0.2%
Intel Corp.	6,100	129,747
SOFTWARE 0.7%
Home Entertainment Software – 0.7%
Activision, Inc. (a)	14,533	208,403
Electronic Arts, Inc. (a)	4,100	223,778
		432,181

SPECIALTY RETAIL – 11.2%
Apparel Retail 3.9%
Aeropostale, Inc. (a)	8,500	256,955
American Eagle Outfitters, Inc.	7,100	191,558
Charlotte Russe Holding, Inc. (a)	6,900	113,022
Chico’s FAS, Inc. (a)	12,000	522,720
DSW, Inc. Class A	100	2,673
Esprit Holdings Ltd.	31,500	269,499
Foot Locker, Inc.	12,200	277,184
Gymboree Corp. (a)	8,700	214,368

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Advisor Consumer Industries Fund
Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value (Note 1)

SPECIALTY RETAIL – CONTINUED
Apparel Retail continued
Hot Topic, Inc. (a)	7,650	$ 109,854
Urban Outfitters, Inc. (a)	14,700	401,457
		2,359,290
Computer & Electronics Retail – 2.0%
Best Buy Co., Inc.	19,150	970,139
Gamestop Corp. Class B (a)	7,100	264,404
		1,234,543
Home Improvement Retail – 2.0%
Lowe’s Companies, Inc. (d)	18,500	1,175,675
Specialty Stores – 3.3%
Guitar Center, Inc. (a)	6,500	348,920
Office Depot, Inc. (a)	16,200	537,030
OfficeMax, Inc.	4,200	119,994
PETsMART, Inc.	4,800	120,288
Sports Authority, Inc. (a)	1,500	55,080
Staples, Inc.	28,050	665,066
Tractor Supply Co. (a)	2,800	143,024
		1,989,402

TOTAL SPECIALTY RETAIL		6,758,910

TEXTILES, APPAREL & LUXURY GOODS – 5.9%
Apparel, Accessories & Luxury Goods	4.3%
Carter’s, Inc. (a)	11,400	775,086
Coach, Inc. (a)	11,200	402,640
Kenneth Cole Productions, Inc. Class A
(sub. vtg.)	3,400	91,256
Liz Claiborne, Inc.	13,300	461,776
Polo Ralph Lauren Corp. Class A	7,800	441,792
Ports Design Ltd.	202,000	254,941
Quiksilver, Inc. (a)	10,400	145,808
		2,573,299

	Shares	Value (Note 1)
Footwear 1.6%
Deckers Outdoor Corp. (a)	5,500	$ 175,615
NIKE, Inc. Class B	9,700	785,215
		960,830

TOTAL TEXTILES, APPAREL & LUXURY GOODS		3,534,129

TOTAL COMMON STOCKS
(Cost $49,796,126)		58,860,457

Money Market Funds 4.5%

Fidelity Cash Central Fund,
4.46% (b)	1,183,401	1,183,401
Fidelity Securities Lending Cash
Central Fund, 4.48% (b)(c)	1,552,840	1,552,840
TOTAL MONEY MARKET FUNDS
(Cost $2,736,241)		2,736,241

TOTAL INVESTMENT PORTFOLIO 102.4%
(Cost $52,532,367)		61,596,698

NET OTHER ASSETS (2.4)%		(1,462,591)
NET ASSETS 100%		$ 60,134,107

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:

Fund	Income received
Fidelity Cash Central Fund	$23,860
Fidelity Securities Lending Cash Central Fund	4,983
Total	$28,843

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	88.4%
Switzerland	3.5%
Panama	1.4%
Bahamas (Nassau)	1.4%
United Kingdom	1.4%
Others (individually less than 1%)	3.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Consumer Industries 22

Advisor Consumer Industries Fund

Financial Statements

Statement of Assets and Liabilities
	January 31, 2006 (Unaudited)

Assets
Investment in securities, at value (in-
cluding securities loaned of
$1,508,044) — See accompany-
ing schedule:
Unaffiliated issuers (cost
$49,796,126)	$58,860,457
Affiliated Central Funds (cost
$2,736,241)	2,736,241
Total Investments (cost $52,532,367)		$61,596,698
Receivable for investments sold		532,521
Receivable for fund shares sold		87,051
Dividends receivable		30,153
Interest receivable		3,056
Prepaid expenses		276
Other affiliated receivables		70
Other receivables		5,177
Total assets		62,255,002

Liabilities
Payable to custodian bank	$40,521
Payable for fund shares redeemed	416,483
Accrued management fee	31,640
Distribution fees payable	31,390
Other affiliated payables	22,373
Other payables and accrued
expenses	25,648
Collateral on securities loaned, at
value	1,552,840
Total liabilities		2,120,895

Net Assets		$60,134,107
Net Assets consist of:
Paid in capital		$49,530,634
Accumulated net investment loss		(196,742)
Accumulated undistributed net real-
ized gain (loss) on investments and
foreign currency transactions		1,735,909
Net unrealized appreciation (de-
preciation) on investments and as-
sets and liabilities in foreign
currencies		9,064,306
Net Assets		$60,134,107

Statement of Assets and Liabilities continued
January 31, 2006 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption
price per share ($18,890,574 ÷
1,132,923 shares)	$16.67
Maximum offering price per share
(100/94.25 of $16.67)	$17.69
Class T:
Net Asset Value and redemption
price per share ($15,672,413 ÷
960,015 shares)	$16.33
Maximum offering price per share
(100/96.50 of $16.33)	$16.92
Class B:
Net Asset Value and offering price
per share ($16,755,523 ÷
1,075,356 shares)A	$15.58
Class C:
Net Asset Value and offering price
per share ($7,518,961 ÷
481,826 shares)A	$15.61

Institutional Class:
Net Asset Value, offering price and
redemption price per share
($1,296,636 ÷ 75,849 shares) .	$17.09
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Advisor Consumer Industries Fund
Financial Statements - continued

Statement of Operations
	Six months ended January 31, 2006 (Unaudited)

Investment Income
Dividends		$306,672
Interest		80
Income from affiliated Central Funds (including $4,983 from security lending)		28,843
Total income		335,595

Expenses
Management fee	$172,203
Transfer agent fees	122,387
Distribution fees	189,016
Accounting and security lending fees	12,591
Independent trustees’ compensation	131
Custodian fees and expenses	3,890
Registration fees	29,529
Audit	22,734
Legal	421
Miscellaneous	1,336
Total expenses before reductions	554,238
Expense reductions	(21,929)	532,309

Net investment income (loss)		(196,714)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,115,964
Foreign currency transactions	101
Total net realized gain (loss)		2,116,065
Change in net unrealized appreciation (depreciation) on:
Investment securities	(1,508,628)
Assets and liabilities in foreign currencies	3
Total change in net unrealized appreciation (depreciation)		(1,508,625)
Net gain (loss)		607,440
Net increase (decrease) in net assets resulting from operations		$410,726

Statement of Changes in Net Assets
	Six months ended	Year ended
	January 31, 2006	July 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(196,714)	$(477,730)
Net realized gain (loss)	2,116,065	171,725
Change in net unrealized appreciation (depreciation)	(1,508,625)	9,733,441
Net increase (decrease) in net assets resulting from operations	410,726	9,427,436
Distributions to shareholders from net realized gain	(441,480)	(1,957,955)
Share transactions - net increase (decrease)	(3,245,477)	3,323,070
Redemption fees	2,743	3,279
Total increase (decrease) in net assets	(3,273,488)	10,795,830

Net Assets
Beginning of period	63,407,595	52,611,765
End of period (including accumulated net investment loss of $196,742 and accumulated net investment loss of $28,
respectively)	$60,134,107	$63,407,595

See accompanying notes which are an integral part of the financial statements.

Consumer Industries 24

Financial Highlights Class A
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 16.62	$ 14.51	$ 13.71	$ 12.71	$ 15.20	$ 15.04
Income from Investment Operations
Net investment income (loss)E	(.02)	(.07)	(.07)	(.04)	(.05)	.01
Net realized and unrealized gain (loss)	19	2.71	.87	1.04	(2.09)	.15
Total from investment operations	17	2.64	.80	1.00	(2.14)	.16
Distributions from net realized gain	(.12)	(.53)	—	—	(.35)	—
Redemption fees added to paid in capitalE	—G	—G	—G	—G	—G	—G
Net asset value, end of period	$ 16.67	$ 16.62	$ 14.51	$ 13.71	$ 12.71	$ 15.20
Total ReturnB,C,D	1.00%	18.85%	5.84%	7.87%	(14.30)%	1.06%
Ratios to Average Net AssetsF
Expenses before reductions	1.44%A	1.47%	1.55%	1.70%	1.69%	1.71%
Expenses net of fee waivers, if any	1.40%A	1.44%	1.50%	1.53%	1.50%	1.50%
Expenses net of all reductions	1.39%A	1.42%	1.45%	1.48%	1.47%	1.49%
Net investment income (loss)	(.28)%A	(.45)%	(.50)%	(.33)%	(.36)%	.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,891	$ 17,887	$ 11,856	$ 9,101	$ 7,209	$ 4,648
Portfolio turnover rate	35%A	66%	152%	88%	136%	77%
AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

Financial Highlights Class T
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 16.29	$ 14.27	$ 13.51	$ 12.57	$ 15.06	$ 14.93
Income from Investment Operations
Net investment income (loss)E	(.04)	(.11)	(.11)	(.07)	(.09)	(.02)
Net realized and unrealized gain (loss)	20	2.66	.87	1.01	(2.05)	.15
Total from investment operations	16	2.55	.76	.94	(2.14)	.13
Distributions from net realized gain	(.12)	(.53)	—	—	(.35)	—
Redemption fees added to paid in capitalE	—G	—G	—G	—G	—G	—G
Net asset value, end of period	$ 16.33	$ 16.29	$ 14.27	$ 13.51	$ 12.57	$ 15.06
Total ReturnB,C,D	96%	18.52%	5.63%	7.48%	(14.44)%	.87%
Ratios to Average Net AssetsF
Expenses before reductions	1.73%A	1.75%	1.81%	1.87%	1.89%	1.98%
Expenses net of fee waivers, if any	1.65%A	1.69%	1.75%	1.78%	1.75%	1.75%
Expenses net of all reductions	1.63%A	1.67%	1.70%	1.73%	1.72%	1.73%
Net investment income (loss)	(.52)%A	(.70)%	(.74)%	(.58)%	(.61)%	(.17)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,672	$ 16,782	$ 15,555	$ 13,693	$ 12,132	$ 12,899
Portfolio turnover rate	35%A	66%	152%	88%	136%	77%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Financial Highlights Class B
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 15.60	$ 13.75	$ 13.08	$ 12.22	$ 14.73	$ 14.69
Income from Investment Operations
Net investment income (loss)E	(.08)	(.17)	(.18)	(.13)	(.15)	(.10)
Net realized and unrealized gain (loss)	18	2.55	.85	.99	(2.01)	.14
Total from investment operations	10	2.38	.67	.86	(2.16)	.04
Distributions from net realized gain	(.12)	(.53)	—	—	(.35)	—
Redemption fees added to paid in capitalE	—G	—G	—G	—G	—G	—G
Net asset value, end of period	$ 15.58	$ 15.60	$ 13.75	$ 13.08	$ 12.22	$ 14.73
Total ReturnB,C,D	62%	17.97%	5.12%	7.04%	(14.91)%	.27%
Ratios to Average Net AssetsF
Expenses before reductions	2.23%A	2.24%	2.29%	2.37%	2.39%	2.51%
Expenses net of fee waivers, if any	2.15%A	2.19%	2.25%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.14%A	2.16%	2.20%	2.19%	2.22%	2.24%
Net investment income (loss)	(1.03)%A	(1.20)%	(1.25)%	(1.05)%	(1.11)%	(.67)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,756	$ 18,862	$ 17,302	$ 15,944	$ 13,807	$ 13,483
Portfolio turnover rate	35%A	66%	152%	88%	136%	77%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reduc tions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimburse ment by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

Financial Highlights Class C
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 15.62	$ 13.77	$ 13.10	$ 12.24	$ 14.75	$ 14.71
Income from Investment Operations
Net investment income (loss)E	(.08)	(.17)	(.18)	(.13)	(.15)	(.10)
Net realized and unrealized gain (loss)	19	2.55	.85	.99	(2.01)	.14
Total from investment operations	11	2.38	.67	.86	(2.16)	.04
Distributions from net realized gain	(.12)	(.53)	—	—	(.35)	—
Redemption fees added to paid in capitalE	—G	—G	—G	—G	—G	—G
Net asset value, end of period	$ 15.61	$ 15.62	$ 13.77	$ 13.10	$ 12.24	$ 14.75
Total ReturnB,C,D	68%	17.94%	5.11%	7.03%	(14.89)%	.27%
Ratios to Average Net AssetsF
Expenses before reductions	2.15%A	2.17%	2.24%	2.33%	2.35%	2.49%
Expenses net of fee waivers, if any	2.15%A	2.17%	2.24%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.14%A	2.14%	2.19%	2.19%	2.22%	2.24%
Net investment income (loss)	(1.03)%A	(1.18)%	(1.24)%	(1.05)%	(1.11)%	(.67)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,519	$ 8,505	$ 6,992	$ 6,759	$ 5,391	$ 5,504
Portfolio turnover rate	35%A	66%	152%	88%	136%	77%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reduc tions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimburse ment by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Consumer Industries 26

Financial Highlights Institutional Class
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 17.01	$ 14.81	$ 13.95	$ 12.91	$ 15.38	$ 15.18
Income from Investment Operations
Net investment income (loss)D	—F	(.03)	(.04)	(.01)	(.02)	.05
Net realized and unrealized gain (loss)	20	2.76	.90	1.05	(2.10)	.15
Total from investment operations	20	2.73	.86	1.04	(2.12)	.20
Distributions from net realized gain	(.12)	(.53)	—	—	(.35)	—
Redemption fees added to paid in capitalD	—F	—F	—F	—F	—F	—F
Net asset value, end of period	$ 17.09	$ 17.01	$ 14.81	$ 13.95	$ 12.91	$ 15.38
Total ReturnB,C	1.16%	19.08%	6.16%	8.06%	(14.00)%	1.32%
Ratios to Average Net AssetsE
Expenses before reductions	1.21%A	1.26%	1.34%	1.49%	1.39%	1.57%
Expenses net of fee waivers, if any	1.15%A	1.20%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.14%A	1.17%	1.20%	1.19%	1.22%	1.24%
Net investment income (loss)	(.03)%A	(.21)%	(.25)%	(.05)%	(.11)%	.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,297	$ 1,371	$ 907	$ 766	$ 1,215	$ 1,249
Portfolio turnover rate	35%A	66%	152%	88%	136%	77%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Notes to Financial Statements For the period ended January 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Consumer Industries Fund (the fund) is a non diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end manage ment investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transac tions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Pur chases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Consumer Industries

28

1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distrib uting all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions, net operating losses and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:
Unrealized appreciation	$10,630,489
Unrealized depreciation	(1,585,670)
Net unrealized appreciation (depreciation)	$9,044,819
Cost for federal income tax purposes	$52,551,879

Short Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (in cluding accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $10,255,233 and $14,296,627, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly manage ment fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

29 Semiannual Report

Notes to Financial Statements (Unaudited) continued

4. Fees and Other Transactions with Affiliates continued

Distribution and Service Plan continued
	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$22,729	$—
Class T	25%	.25%	38,974	—
Class B	75%	.25%	87,474	65,606
Class C	75%	.25%	39,839	6,691
			$189,016	$72,297

Sales Load. FDC receives a front end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and ..25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:
Retained
by FDC
Class A	$14,575
Class T	2,965
Class B*	27,487
Class C*	91
$45,118
* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$35,412	.39*
Class T	33,257	.43*
Class B	37,062	.42*
Class C	14,035	.35*
Institutional Class	2,621	.41*

	$122,387
* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $472 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Consumer Industries

30

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:
	Expense	Reimbursement
	Limitations	from adviser
Class A	1.40%	$3,843
Class T	1.65%	6,071
Class B	2.15%	6,572
Class C	2.15%	164
Institutional Class	1.15%	412

		$17,062

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $3,997 for the period. In addition, through arrangements with each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction
Class T	$870

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended	Year ended
	January 31,	July 31,
	2006	2005
From net realized gain
Class A	$129,938	$428,722
Class T	112,177	574,417
Class B	130,928	656,667
Class C	59,730	265,179
Institutional Class	8,707	32,970
Total	$441,480	$1,957,955

31 Semiannual Report

Notes to Financial Statements (Unaudited) continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	January 31,	July 31,	January 31,	July 31,
	2006	2005	2006	2005
Class A
Shares sold	225,242	482,465	$3,643,852	$7,543,570
Reinvestment of distributions	7,092	26,992	116,631	380,585
Shares redeemed	(175,706)	(250,204)	(2,837,183)	(3,816,608)
Net increase (decrease)	56,628	259,253	$923,300	$4,107,547
Class T
Shares sold	122,442	253,353	$1,948,507	$3,867,037
Reinvestment of distributions	6,480	38,833	104,319	538,224
Shares redeemed	(198,837)	(352,192)	(3,147,572)	(5,340,776)
Net increase (decrease)	(69,915)	(60,006)	$(1,094,746)	$(935,515)
Class B
Shares sold	73,164	244,951	$1,099,820	$3,583,578
Reinvestment of distributions	7,467	43,290	114,882	576,619
Shares redeemed	(214,692)	(337,303)	(3,257,377)	(4,889,935)
Net increase (decrease)	(134,061)	(49,062)	$(2,042,675)	$(729,738)
Class C
Shares sold	38,856	159,223	$594,101	$2,344,716
Reinvestment of distributions	3,123	16,994	48,106	226,706
Shares redeemed	(104,677)	(139,563)	(1,597,511)	(2,002,889)
Net increase (decrease)	(62,698)	36,654	$(955,304)	$568,533
Institutional Class
Shares sold	7,163	26,159	$119,482	$423,819
Reinvestment of distributions	433	1,868	7,305	26,919
Shares redeemed	(12,295)	(8,711)	(202,839)	(138,495)
Net increase (decrease)	(4,699)	19,316	$(76,052)	$312,243

Consumer Industries

32

Advisor Cyclical Industries Fund Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2005 to January 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	August 1, 2005 to
	August 1, 2005	January 31, 2006	January 31, 2006
Class A
Actual	$ 1,000.00	$ 1,100.70	$ 6.88
HypotheticalA	$ 1,000.00	$ 1,018.65	$ 6.61
Class T
Actual	$ 1,000.00	$ 1,099.10	$ 8.10
HypotheticalA	$ 1,000.00	$ 1,017.49	$ 7.78
Class B
Actual	$ 1,000.00	$ 1,096.40	$ 10.94
HypotheticalA	$ 1,000.00	$ 1,014.77	$ 10.51
Class C
Actual	$ 1,000.00	$ 1,096.80	$ 10.68
HypotheticalA	$ 1,000.00	$ 1,015.02	$ 10.26
Institutional Class
Actual	$ 1,000.00	$ 1,102.60	$ 5.03
HypotheticalA	$ 1,000.00	$ 1,020.42	$ 4.84

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	1.30%
Class T	1.53%
Class B	2.07%
Class C	2.02%
Institutional Class	95%

33 33 Semiannual Report

Advisor Cyclical Industries Fund
Investment Changes

Top Ten Stocks as of January 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
General Electric Co.	7.5	2.6
Fluor Corp.	4.6	1.9
Tyco International Ltd.	3.1	3.3
United Technologies Corp.	3.0	1.6
3M Co.	2.9	2.1
Honeywell International, Inc.	2.5	3.3
Caterpillar, Inc.	2.2	2.1
Norfolk Southern Corp.	2.0	1.8
Lockheed Martin Corp.	1.9	0.7
Canadian National Railway Co.	1.9	1.1
	31.6

Cyclical Industries 34

Advisor Cyclical Industries Fund Investments January 31, 2006 (Unaudited) Showing Percentage of Net Assets

Common Stocks 99.2%
	Shares	Value (Note 1)

AEROSPACE & DEFENSE – 15.9%
Aerospace & Defense 15.9%
Alliant Techsystems, Inc. (a)	3,200	$ 248,000
Aviall, Inc. (a)	27,800	960,768
Ceradyne, Inc. (a)	8,900	509,436
General Dynamics Corp.	24,900	2,897,364
Goodrich Corp.	21,900	862,203
Hexcel Corp. (a)	45,500	949,585
Honeywell International, Inc.	113,500	4,360,670
L 3 Communications Holdings, Inc.	18,400	1,490,768
Lockheed Martin Corp.	49,700	3,362,205
Meggitt PLC	68,000	438,511
NCI, Inc. Class A	2,400	32,784
Precision Castparts Corp.	29,700	1,483,515
Raytheon Co.	9,800	401,506
Rockwell Collins, Inc.	14,940	700,985
Rolls Royce Group PLC	47,423	366,136
The Boeing Co.	47,500	3,244,725
United Technologies Corp.	87,400	5,101,538
		27,410,699

AIR FREIGHT & LOGISTICS – 3.2%
Air Freight & Logistics – 3.2%
C.H. Robinson Worldwide, Inc.	18,700	756,602
Expeditors International of Washington,
Inc.	9,000	661,860
FedEx Corp.	13,100	1,325,065
Forward Air Corp.	10,120	394,680
Hub Group, Inc. Class A (a)	23,136	979,810
UTI Worldwide, Inc.	13,500	1,413,855
		5,531,872

AIRLINES 2.1%
Airlines – 2.1%
AirTran Holdings, Inc. (a)	133,000	2,253,020
JetBlue Airways Corp. (a)	100	1,304
Midwest Air Group, Inc. (a)(d)	36,600	179,340
Ryanair Holdings PLC sponsored ADR (a)	5,700	312,018
US Airways Group, Inc. (a)	27,500	806,850
		3,552,532

AUTO COMPONENTS – 1.6%
Auto Parts & Equipment 1.6%
Amerigon, Inc. (a)	131,958	653,192
BorgWarner, Inc.	12,400	683,612
Johnson Controls, Inc.	21,600	1,495,584
		2,832,388

AUTOMOBILES – 1.9%
Automobile Manufacturers – 1.9%
Ford Motor Co.	191,600	1,643,928

	Shares	Value (Note 1)
General Motors Corp. (d)	48,700	$ 1,171,722
Toyota Motor Corp. sponsored ADR	3,500	362,985
		3,178,635

BUILDING PRODUCTS – 1.3%
Building Products – 1.3%
American Standard Companies, Inc.	37,800	1,360,800
Masco Corp.	28,200	836,130
		2,196,930

CHEMICALS – 13.2%
Commodity Chemicals – 1.7%
Celanese Corp. Class A	13,100	268,157
Georgia Gulf Corp.	29,900	1,022,580
NOVA Chemicals Corp.	15,600	541,025
Pioneer Companies, Inc. (a)	13,600	421,600
Westlake Chemical Corp.	22,500	706,500
		2,959,862
Diversified Chemicals – 3.6%
Ashland, Inc.	21,200	1,397,504
Dow Chemical Co.	49,200	2,081,160
E.I. du Pont de Nemours & Co.	31,900	1,248,885
FMC Corp. (a)	25,700	1,449,994
		6,177,543
Fertilizers & Agricultural Chemicals	2.2%
Agrium, Inc.	29,700	706,677
Monsanto Co.	21,600	1,827,576
Mosaic Co. (a)	27,251	421,300
Potash Corp. of Saskatchewan	6,000	539,971
The Scotts Co. Class A	4,800	237,600
		3,733,124
Industrial Gases 2.8%
Air Products & Chemicals, Inc.	26,300	1,622,447
Airgas, Inc.	42,500	1,648,150
Praxair, Inc.	30,300	1,596,204
		4,866,801
Specialty Chemicals – 2.9%
Albemarle Corp.	20,900	914,793
Chemtura Corp.	90,594	1,138,767
Cytec Industries, Inc.	16,700	828,320
Ecolab, Inc.	32,400	1,160,244
Lubrizol Corp.	200	9,148
Minerals Technologies, Inc.	200	11,174
Rohm & Haas Co.	20,000	1,018,000
		5,080,446

TOTAL CHEMICALS		22,817,776

COMMERCIAL SERVICES & SUPPLIES 2.7%
Diversified Commercial & Professional Services 0.2%
The Brink’s Co.	8,400	446,880
Environmental & Facility Services – 1.4%
Republic Services, Inc.	10,000	378,500

See accompanying notes which are an integral part of the financial statements.

35 Semiannual Report

Advisor Cyclical Industries Fund
Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value (Note 1)

COMMERCIAL SERVICES & SUPPLIES – CONTINUED
Environmental & Facility Services – continued
Waste Connections, Inc. (a)	14,550	$508,377
Waste Management, Inc.	48,100	1,518,998
		2,405,875
Human Resource & Employment Services – 1.1%
CDI Corp.	37,800	1,030,806
Robert Half International, Inc.	21,900	800,007
		1,830,813

TOTAL COMMERCIAL SERVICES & SUPPLIES		4,683,568

COMMUNICATIONS EQUIPMENT – 1.0%
Communications Equipment – 1.0%
Dycom Industries, Inc. (a)	16,600	409,356
Harris Corp.	26,900	1,248,967
		1,658,323

CONSTRUCTION & ENGINEERING – 9.5%
Construction & Engineering – 9.5%
Chicago Bridge & Iron Co. NV (NY
Shares)	38,000	1,172,300
Comfort Systems USA, Inc.	42,200	443,522
Fluor Corp.	91,200	8,021,040
Jacobs Engineering Group, Inc. (a)	6,300	525,231
Perini Corp. (a)	80,100	2,205,153
Shaw Group, Inc. (a)	81,200	2,892,344
SNC Lavalin Group, Inc.	17,100	1,182,339
		16,441,929

CONSTRUCTION MATERIALS 0.5%
Construction Materials – 0.5%
Martin Marietta Materials, Inc.	3,200	271,296
Vulcan Materials Co.	8,600	618,168
		889,464

CONTAINERS & PACKAGING 0.3%
Metal & Glass Containers 0.3%
Crown Holdings, Inc. (a)	16,200	303,102
Owens Illinois, Inc. (a)	11,000	241,890
		544,992

DIVERSIFIED CONSUMER SERVICES – 0.1%
Education Services 0.1%
Education Management Corp. (a)	6,300	192,906
ELECTRICAL EQUIPMENT – 2.4%
Electrical Components & Equipment – 2.1%
AMETEK, Inc.	5,900	242,726
Cooper Industries Ltd. Class A	12,900	1,053,285
Emerson Electric Co.	3,400	263,330
Rockwell Automation, Inc.	22,000	1,453,540

	Shares	Value (Note 1)
Roper Industries, Inc.	7,300	$294,555
Thomas & Betts Corp. (a)	4,900	218,785
		3,526,221
Heavy Electrical Equipment – 0.3%
Vestas Wind Systems AS (a)(d)	26,600	524,048

TOTAL ELECTRICAL EQUIPMENT		4,050,269

ELECTRONIC EQUIPMENT & INSTRUMENTS – 0.1%
Electronic Equipment & Instruments – 0.1%
FARO Technologies, Inc. (a)	12,200	194,346
HEALTH CARE EQUIPMENT & SUPPLIES – 0.1%
Health Care Equipment 0.1%
Varian, Inc. (a)	2,700	103,599
HOUSEHOLD DURABLES – 4.1%
Homebuilding – 4.1%
D.R. Horton, Inc.	38,900	1,451,748
KB Home	30,700	2,339,340
Pulte Homes, Inc.	23,000	917,700
Ryland Group, Inc.	26,900	1,946,484
Toll Brothers, Inc. (a)	13,200	448,800
		7,104,072

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.3%
Independent Power & Energy Trade 0.3%
Mirant Corp. (a)	15,400	431,200
INDUSTRIAL CONGLOMERATES 14.5%
Industrial Conglomerates 14.5%
3M Co.	67,660	4,922,265
General Electric Co.	393,400	12,883,850
Smiths Group PLC	44,900	792,359
Textron, Inc.	11,300	954,398
Tyco International Ltd.	206,900	5,389,745
		24,942,617

IT SERVICES – 0.1%
IT Consulting & Other Services – 0.1%
SI International, Inc. (a)	6,100	185,501
MACHINERY – 9.2%
Construction & Farm Machinery & Heavy Trucks – 6.4%
AGCO Corp. (a)	45,100	812,251
American Railcar Industries, Inc.	200	5,976
Bucyrus International, Inc. Class A	16,100	985,159
Caterpillar, Inc.	56,900	3,863,510
Deere & Co.	21,500	1,542,840
Joy Global, Inc.	21,700	1,172,668
Manitowoc Co., Inc.	20,300	1,349,950
Navistar International Corp. (a)	14,940	406,368
Samsung Heavy Industries Ltd.	890	14,372
Toro Co.	13,200	583,572
Wabash National Corp	12,300	262,359
		10,999,025

See accompanying notes which are an integral part of the financial statements.

Cyclical Industries 36

Common Stocks continued
	Shares	Value (Note 1)

MACHINERY – CONTINUED
Industrial Machinery – 2.8%
Actuant Corp. Class A	1,800	$ 103,050
Badger Meter, Inc.	9,700	503,236
Briggs & Stratton Corp.	10,500	365,295
Danaher Corp.	26,600	1,506,624
Dover Corp.	17,200	789,996
ITT Industries, Inc.	8,000	820,000
Pentair, Inc.	8,300	318,720
Schindler Holding AG	975	422,951
		4,829,872

TOTAL MACHINERY		15,828,897

MARINE 1.3%
Marine – 1.3%
Alexander & Baldwin, Inc.	5,120	269,158
Camillo Eitzen & Co. ASA	36,500	374,510
Odfjell ASA (A Shares)	39,500	783,860
Stolt Nielsen SA	23,200	781,274
		2,208,802

METALS & MINING – 3.8%
Steel 3.8%
Allegheny Technologies, Inc.	47,600	2,468,060
Carpenter Technology Corp.	11,100	1,005,216
IPSCO, Inc.	5,000	464,243
Nucor Corp.	12,500	1,052,875
Oregon Steel Mills, Inc. (a)	26,300	1,082,771
United States Steel Corp.	9,200	549,700
		6,622,865

OIL, GAS & CONSUMABLE FUELS 1.1%
Coal & Consumable Fuels 0.4%
CONSOL Energy, Inc.	6,100	444,690
Massey Energy Co.	6,400	264,000
		708,690
Oil & Gas Storage & Transport 0.7%
OMI Corp.	33,400	586,504
Overseas Shipholding Group, Inc.	11,300	582,854
		1,169,358

TOTAL OIL, GAS & CONSUMABLE FUELS		1,878,048

REAL ESTATE 0.2%
Real Estate Investment Trusts 0.2%
Potlatch Corp. (a)	7,700	394,471
ROAD & RAIL – 7.0%
Railroads 6.0%
Burlington Northern Santa Fe Corp.	38,100	3,052,572
Canadian National Railway Co.	36,700	3,318,934

	Shares	Value (Note 1)
Kansas City Southern (a)	22,300	$ 579,354
Norfolk Southern Corp.	68,200	3,399,088
		10,349,948
Trucking 1.0%
Laidlaw International, Inc.	17,300	470,560
Landstar System, Inc.	22,608	956,318
Old Dominion Freight Lines, Inc. (a)	12,200	348,188
		1,775,066

TOTAL ROAD & RAIL		12,125,014

SPECIALTY RETAIL – 0.3%
Computer & Electronics Retail – 0.0%
Gamestop Corp. Class B (a)	2,300	85,652
Home Improvement Retail – 0.3%
Sherwin Williams Co.	8,600	454,940
TOTAL SPECIALTY RETAIL		540,592

TRADING COMPANIES & DISTRIBUTORS – 1.4%
Trading Companies & Distributors – 1.4%
H&E Equipment Services, Inc.	600	13,860
Watsco, Inc.	6,300	445,662
WESCO International, Inc. (a)	40,600	1,945,958
		2,405,480

TOTAL COMMON STOCKS
(Cost $142,108,929)		170,947,787

Money Market Funds 2.0%

Fidelity Cash Central Fund, 4.46% (b)	1,876,608	1,876,608
Fidelity Securities Lending Cash
Central Fund, 4.48% (b)(c)	1,663,100	1,663,100
TOTAL MONEY MARKET FUNDS
(Cost $3,539,708)		3,539,708

TOTAL INVESTMENT PORTFOLIO 101.2%
(Cost $145,648,637)		174,487,495

NET OTHER ASSETS (1.2)%		(2,149,487)
NET ASSETS 100%		$ 172,338,008

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

See accompanying notes which are an integral part of the financial statements.

37 Semiannual Report

Advisor Cyclical Industries Fund Investments (Unaudited) - continued

Affiliated Central Funds

Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:

Fund	Income received
Fidelity Cash Central Fund	$41,535
Fidelity Securities Lending Cash Central Fund	7,048
Total	$48,583

See accompanying notes which are an integral part of the financial statements.

Cyclical Industries 38

Advisor Cyclical Industries Fund

Financial Statements

Statement of Assets and Liabilities
	January 31, 2006 (Unaudited)

Assets
Investment in securities, at value
(including securities loaned of
$1,621,556) — See accompanying
schedule:
Unaffiliated issuers
(cost $142,108,929)	$170,947,787
Affiliated Central Funds
(cost $3,539,708)	3,539,708
Total Investments (cost $145,648,637)		$174,487,495
Cash		168
Foreign currency held at value
(cost $4)		4
Receivable for investments sold		853,015
Receivable for fund shares sold		681,308
Dividends receivable		97,264
Interest receivable		10,371
Prepaid expenses		584
Other affiliated receivables		10
Other receivables		31,878
Total assets		176,162,097

Liabilities
Payable for investments purchased	$1,646,229
Payable for fund shares redeemed	282,428
Accrued management fee	78,078
Distribution fees payable	79,079
Other affiliated payables	47,057
Other payables and accrued expenses	28,118
Collateral on securities loaned, at
value	1,663,100
Total liabilities		3,824,089

Net Assets		$172,338,008
Net Assets consist of:
Paid in capital		$139,540,991
Accumulated net investment loss		(186,756)
Accumulated undistributed net realized
gain (loss) on investments and for-
eign currency transactions		4,144,872
Net unrealized appreciation (depreci-
ation) on investments and assets and
liabilities in foreign currencies		28,838,901
Net Assets		$172,338,008

Statement of Assets and Liabilities continued
January 31, 2006 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption
price per share ($57,566,599 ÷
2,558,671 shares)	$22.50
Maximum offering price per share
(100/94.25 of $22.50)	$23.87
Class T:
Net Asset Value and redemption
price per share ($48,156,835 ÷
2,167,276 shares)	$22.22
Maximum offering price per share
(100/96.50 of $22.22)	$23.03
Class B:
Net Asset Value and offering price
per share ($34,861,907 ÷
1,626,728 shares)A	$21.43
Class C:
Net Asset Value and offering price
per share ($25,510,243 ÷
1,182,833 shares)A	$21.57

Institutional Class:
Net Asset Value, offering price and
redemption price per share
($6,242,424 ÷ 270,410 shares)	$23.09

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

39 Semiannual Report

Advisor Cyclical Industries Fund
Financial Statements - continued

Statement of Operations
	Six months ended January 31, 2006 (Unaudited)

Investment Income
Dividends		$922,481
Interest		94
Income from affiliated Central Funds (including $7,048 from security lending)		48,583
Total income		971,158

Expenses
Management fee	$420,135
Transfer agent fees	241,156
Distribution fees	432,912
Accounting and security lending fees	30,513
Independent trustees’ compensation	305
Custodian fees and expenses	10,775
Registration fees	35,949
Audit	22,912
Legal	825
Miscellaneous	1,521
Total expenses before reductions	1,197,003
Expense reductions	(39,104)	1,157,899

Net investment income (loss)		(186,741)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,461,119
Foreign currency transactions	2,644
Total net realized gain (loss)		5,463,763
Change in net unrealized appreciation (depreciation) on:
Investment securities	9,972,263
Assets and liabilities in foreign currencies	(57)
Total change in net unrealized appreciation (depreciation)		9,972,206
Net gain (loss)		15,435,969
Net increase (decrease) in net assets resulting from operations		$15,249,228

Statement of Changes in Net Assets
	Six months ended	Year ended
	January 31, 2006	July 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (186,741)	$ (263,519)
Net realized gain (loss)	5,463,763	8,599,225
Change in net unrealized appreciation (depreciation)	9,972,206	12,830,783
Net increase (decrease) in net assets resulting from operations	15,249,228	21,166,489
Distributions to shareholders from net realized gain	(7,122,674)	(3,376,455)
Share transactions - net increase (decrease)	26,598,843	68,385,639
Redemption fees	5,233	12,053
Total increase (decrease) in net assets	34,730,630	86,187,726

Net Assets
Beginning of period	137,607,378	51,419,652
End of period (including accumulated net investment loss of $186,756 and accumulated net investment loss of $15,
respectively)	$ 172,338,008	$ 137,607,378

See accompanying notes which are an integral part of the financial statements.

Cyclical Industries 40

Financial Highlights Class A
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 21.53	$ 18.10	$ 14.15	$ 12.75	$ 15.15	$ 13.56
Income from Investment Operations
Net investment income (loss)E		01.02	(.02)	.06	(.04)	.04
Net realized and unrealized gain (loss)	2.04	4.35	3.96	1.36	(2.37)	1.98
Total from investment operations	2.05	4.37	3.94	1.42	(2.41)	2.02
Distributions from net investment income	—	—	—	(.02)	—	(.04)
Distributions from net realized gain	(1.08)	(.94)	—	—	—	(.40)
Total distributions	(1.08)	(.94)	—	(.02)	—	(.44)
Redemption fees added to paid in capitalE	—G	—G	.01	—G	.01	.01
Net asset value, end of period	$ 22.50	$ 21.53	$ 18.10	$ 14.15	$ 12.75	$ 15.15
Total ReturnB,C,D	10.07%	25.04%	27.92%	11.16%	(15.84)%	15.27%
Ratios to Average Net AssetsF
Expenses before reductions	1.30%A	1.34%	1.65%	1.99%	1.83%	2.59%
Expenses net of fee waivers, if any	1.30%A	1.34%	1.50%	1.53%	1.50%	1.50%
Expenses net of all reductions	1.24%A	1.29%	1.47%	1.46%	1.49%	1.49%
Net investment income (loss)	07%A	.09%	(.12)%	.46%	(.25)%	.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,567	$ 40,264	$ 12,612	$ 4,272	$ 3,160	$ 2,270
Portfolio turnover rate	139%A	116%	106%	149%	45%	78%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

Financial Highlights Class T
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 21.27	$ 17.90	$ 14.02	$ 12.66	$ 15.09	$ 13.48
Income from Investment Operations
Net investment income (loss)E	(.02)	(.03)	(.06)	.03	(.07)	—G
Net realized and unrealized gain (loss)	2.01	4.31	3.93	1.34	(2.36)	2.00
Total from investment operations	1.99	4.28	3.87	1.37	(2.43)	2.00
Distributions from net investment income	—	—	—	(.01)	—	(.01)
Distributions from net realized gain	(1.04)	(.91)	—	—	—	(.39)
Total distributions	(1.04)	(.91)	—	(.01)	—	(.40)
Redemption fees added to paid in capitalE	—G	—G	.01	—G	—G	.01
Net asset value, end of period	$ 22.22	$ 21.27	$ 17.90	$ 14.02	$ 12.66	$ 15.09
Total ReturnB,C,D	9.91%	24.78%	27.67%	10.84%	(16.10)%	15.18%
Ratios to Average Net AssetsF
Expenses before reductions	1.53%A	1.57%	1.90%	2.25%	2.07%	2.85%
Expenses net of fee waivers, if any	1.53%A	1.57%	1.75%	1.78%	1.75%	1.75%
Expenses net of all reductions	1.47%A	1.52%	1.72%	1.71%	1.74%	1.74%
Net investment income (loss)	(.16)%A	(.14)%	(.36)%	.22%	(.50)%	.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,157	$ 40,126	$ 13,089	$ 5,493	$ 6,216	$ 5,654
Portfolio turnover rate	139%A	116%	106%	149%	45%	78%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

41 Semiannual Report

Financial Highlights Class B
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 20.55	$ 17.27	$ 13.61	$ 12.33	$ 14.77	$ 13.25
Income from Investment Operations
Net investment income (loss)E	(.07)	(.13)	(.14)	(.03)	(.14)	(.07)
Net realized and unrealized gain (loss)	1.94	4.17	3.79	1.31	(2.30)	1.95
Total from investment operations	1.87	4.04	3.65	1.28	(2.44)	1.88
Distributions from net realized gain	(.99)	(.76)	—	—	—	(.37)
Redemption fees added to paid in capitalE	—G	—G	.01	—G	—G	.01
Net asset value, end of period	$ 21.43	$ 20.55	$ 17.27	$ 13.61	$ 12.33	$ 14.77
Total ReturnB,C,D	9.64%	24.12%	26.89%	10.38%	(16.52)%	14.51%
Ratios to Average Net AssetsF
Expenses before reductions	2.07%A	2.11%	2.37%	2.68%	2.58%	3.39%
Expenses net of fee waivers, if any	2.07%A	2.11%	2.25%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.01%A	2.07%	2.22%	2.18%	2.24%	2.24%
Net investment income (loss)	(.70)%A	(.68)%	(.87)%	(.26)%	(1.00)%	(.47)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,862	$ 32,242	$ 14,722	$ 9,005	$ 9,008	$ 5,674
Portfolio turnover rate	139%A	116%	106%	149%	45%	78%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reduc tions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimburse ment by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

Financial Highlights Class C
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 20.68	$ 17.36	$ 13.67	$ 12.39	$ 14.84	$ 13.26
Income from Investment Operations
Net investment income (loss)E	(.06)	(.12)	(.14)	(.03)	(.14)	(.07)
Net realized and unrealized gain (loss)	1.95	4.19	3.82	1.31	(2.31)	2.00
Total from investment operations	1.89	4.07	3.68	1.28	(2.45)	1.93
Distributions from net realized gain	(1.00)	(.75)	—	—	—	(.35)
Redemption fees added to paid in capitalE	—G	—G	.01	—G	—G	—G
Net asset value, end of period	$ 21.57	$ 20.68	$ 17.36	$ 13.67	$ 12.39	$ 14.84
Total ReturnB,C,D	9.68%	24.16%	26.99%	10.33%	(16.51)%	14.78%
Ratios to Average Net AssetsF
Expenses before reductions	2.02%A	2.07%	2.28%	2.57%	2.49%	3.36%
Expenses net of fee waivers, if any	2.02%A	2.07%	2.25%	2.25%	2.25%	2.25%
Expenses net of all reductions	1.96%A	2.02%	2.22%	2.18%	2.24%	2.24%
Net investment income (loss)	(.65)%A	(.64)%	(.87)%	(.26)%	(1.00)%	(.47)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,510	$ 20,595	$ 9,507	$ 5,307	$ 5,143	$ 2,847
Portfolio turnover rate	139%A	116%	106%	149%	45%	78%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reduc tions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimburse ment by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Cyclical Industries 42

Financial Highlights Institutional Class
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 22.06	$ 18.48	$ 14.41	$ 12.96	$ 15.37	$ 13.70
Income from Investment Operations
Net investment income (loss)D		04.07	.02	.09	—F	.08
Net realized and unrealized gain (loss)	2.10	4.46	4.04	1.39	(2.41)	2.05
Total from investment operations	2.14	4.53	4.06	1.48	(2.41)	2.13
Distributions from net investment income	—	—	—	(.03)	—	(.07)
Distributions from net realized gain	(1.11)	(.95)	—	—	—	(.40)
Total distributions	(1.11)	(.95)	—	(.03)	—	(.47)
Redemption fees added to paid in capitalD	—F	—F	.01	—F	—F	.01
Net asset value, end of period	$ 23.09	$ 22.06	$ 18.48	$ 14.41	$ 12.96	$ 15.37
Total ReturnB,C	10.26%	25.41%	28.24%	11.46%	(15.68)%	15.95%
Ratios to Average Net AssetsE
Expenses before reductions	95%A	1.06%	1.38%	1.55%	1.45%	2.27%
Expenses net of fee waivers, if any	95%A	1.06%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	90%A	1.01%	1.22%	1.18%	1.24%	1.24%
Net investment income (loss)	42%A	.37%	.13%	.74%	%	.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,242	$ 4,379	$ 1,490	$ 1,156	$ 2,104	$ 1,751
Portfolio turnover rate	139%A	116%	106%	149%	45%	78%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrange ments or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

43 Semiannual Report

Notes to Financial Statements For the period ended January 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Cyclical Industries Fund (the fund) is a non diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end manage ment investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Ivestments in open end mutual funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transac tions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Pur chases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Cyclical Industries

44

1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distrib uting all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions, deferred trustees compensation, net operating losses, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$31,337,381
Unrealized depreciation	(2,926,981)
Net unrealized appreciation (depreciation)	$28,410,400
Cost for federal income tax purposes	$146,077,095

Short Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (in cluding accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $121,344,183 and $102,336,154, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly manage ment fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and

45 Semiannual Report

Notes to Financial Statements (Unaudited) continued

4. Fees and Other Transactions with Affiliates continued
Distribution and Service Plan continued

providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$57,997	$—
Class T	25%	.25%	103,554	—
Class B	75%	.25%	162,469	121,852
Class C	75%	.25%	108,892	41,619

			$432,912	$163,471

Sales Load. FDC receives a front end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and ..25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:
Retained
by FDC
Class A	$63,840
Class T	6,735
Class B*	32,214
Class C*	2,066
$104,855

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$77,646	.34*
Class T	65,634	.32*
Class B	58,023	.36*
Class C	33,236	.31*
Institutional Class	6,617	.24*

	$241,156
* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9,575 for the period.

Cyclical Industries

46

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $38,740 for the period. In addition, through arrangements with the fund’s custo dian, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $364.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:
	Six months ended	Year ended
	January 31,	July 31,
	2006	2005
From net realized gain
Class A	$2,209,360	$1,008,608
Class T	1,993,493	1,078,512
Class B	1,594,918	740,358
Class C	1,032,610	457,235
Institutional Class	292,293	91,742
Total	$7,122,674	$3,376,455

47 Semiannual Report

Notes to Financial Statements (Unaudited) continued

10. Share Transactions.

Transactions for each class of shares were as follows:
	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	January 31,	July 31,	January 31,	July 31,
	2006	2005	2006	2005
Class A
Shares sold	869,463	1,834,275	$ 18,176,845	$ 35,637,759
Reinvestment of distributions	97,418	37,514	1,982,935	702,375
Shares redeemed	(278,241)	(698,605)	(5,798,556)	(13,721,410)
Net increase (decrease)	688,640	1,173,184	$ 14,361,224	$ 22,618,724
Class T
Shares sold	474,479	1,414,958	$ 9,838,239	$ 26,674,948
Reinvestment of distributions	95,171	55,963	1,914,596	1,036,099
Shares redeemed	(289,165)	(315,493)	(5,954,188)	(6,149,352)
Net increase (decrease)	280,485	1,155,428	$ 5,798,647	$ 21,561,695
Class B
Shares sold	242,473	1,024,205	$ 4,832,469	$ 19,088,560
Reinvestment of distributions	68,365	34,674	1,329,364	620,788
Shares redeemed	(252,984)	(342,241)	(5,041,724)	(6,386,553)
Net increase (decrease)	57,854	716,638	$ 1,120,109	$ 13,322,795
Class C
Shares sold	279,132	649,529	$ 5,618,550	$ 12,242,436
Reinvestment of distributions	42,649	19,147	834,525	344,742
Shares redeemed	(134,930)	(220,294)	(2,690,890)	(4,110,203)
Net increase (decrease)	186,851	448,382	$ 3,762,185	$ 8,476,975
Institutional Class
Shares sold	132,314	168,340	$ 2,835,973	$ 3,418,465
Reinvestment of distributions	7,337	3,419	152,999	65,261
Shares redeemed	(67,776)	(53,860)	(1,432,294)	(1,078,276)
Net increase (decrease)	71,875	117,899	$ 1,556,678	$ 2,405,450

Cyclical Industries

48

Advisor Developing Communications Fund Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2005 to January 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	August 1, 2005 to
	August 1, 2005	January 31, 2006	January 31, 2006
Class A
Actual	$ 1,000.00	$ 1,154.50	$ 7.60
HypotheticalA	$ 1,000.00	$ 1,018.15	$ 7.12
Class T
Actual	$ 1,000.00	$ 1,153.70	$ 8.96
HypotheticalA	$ 1,000.00	$ 1,016.89	$ 8.39
Class B
Actual	$ 1,000.00	$ 1,150.50	$ 11.65
HypotheticalA	$ 1,000.00	$ 1,014.37	$ 10.92
Class C
Actual	$ 1,000.00	$ 1,150.50	$ 11.65
HypotheticalA	$ 1,000.00	$ 1,014.37	$ 10.92
Institutional Class
Actual	$ 1,000.00	$ 1,156.60	$ 6.25
HypotheticalA	$ 1,000.00	$ 1,019.41	$ 5.85

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	1.40%
Class T	1.65%
Class B	2.15%
Class C	2.15%
Institutional Class	1.15%

49 49 Semiannual Report

Advisor Developing Communications Fund
Investment Changes

Top Ten Stocks as of January 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
QUALCOMM, Inc.	7.0	8.1
Nortel Networks Corp.	6.3	0.0
Google, Inc. Class A (sub. vtg.)	6.1	5.2
Sprint Nextel Corp.	5.6	0.0
Corning, Inc.	4.9	6.2
Motorola, Inc.	4.9	2.9
Alcatel SA sponsored ADR	3.6	0.0
Crown Castle International Corp.	3.3	0.0
Lucent Technologies, Inc.	3.1	0.0
F5 Networks, Inc.	2.9	2.0
	47.7

Developing Communications 50

Advisor Developing Communications Fund Investments January 31, 2006 (Unaudited) Showing Percentage of Net Assets

Common Stocks 98.3%
	Shares	Value (Note 1)

COMMERCIAL SERVICES & SUPPLIES 0.5%
Diversified Commercial & Professional Services 0.5%
Tele Atlas NV (a)	2,200	$59,943
COMMUNICATIONS EQUIPMENT – 60.2%
Communications Equipment – 60.2%
3Com Corp. (a)	10,700	48,899
ADC Telecommunications, Inc. (a)	4,000	101,440
Adtran, Inc.	200	5,866
Airspan Networks, Inc. (a)	2,500	15,475
Alcatel SA sponsored ADR (a)	33,900	454,260
Alvarion Ltd. (a)	5,100	53,550
Andrew Corp. (a)	8,500	110,245
Arris Group, Inc. (a)	3,400	39,984
AudioCodes Ltd. (a)	12,000	152,040
Avaya, Inc. (a)	5,950	62,773
Bookham, Inc. (a)	10,272	68,309
C COR, Inc. (a)	800	5,112
Carrier Access Corp. (a)	2,400	11,328
Ceragon Networks Ltd. (a)	4,300	19,780
CIENA Corp. (a)	70,250	281,000
CommScope, Inc. (a)	1,700	37,587
Comtech Group, Inc. (a)	5,901	52,519
Comverse Technology, Inc. (a)	13,306	364,451
Corning, Inc. (a)	25,800	628,230
CSR PLC (a)	3,500	69,735
ECI Telecom Ltd. (a)	6,800	56,780
Extreme Networks, Inc. (a)	5,200	25,480
F5 Networks, Inc. (a)	5,800	375,260
Foundry Networks, Inc. (a)	3,700	55,611
Foxconn International Holdings Ltd.	2,000	3,488
InterDigital Communication Corp. (a)	100	2,583
Ixia (a)	3,500	44,100
JDS Uniphase Corp. (a)	58,700	183,731
Juniper Networks, Inc. (a)	18,950	343,564
Lucent Technologies, Inc. (a)	149,600	394,944
Motorola, Inc.	27,600	626,796
MRV Communications, Inc. (a)	14,317	36,652
NMS Communications Corp. (a)	25,800	90,558
Nortel Networks Corp. (a)	269,100	807,300
Orckit Communications Ltd. (a)	1,300	39,325
Polycom, Inc. (a)	1,600	31,008
Powerwave Technologies, Inc. (a)	1,440	21,038
QUALCOMM, Inc.	18,600	892,055
RADWARE Ltd. (a)	2,700	52,785
Research In Motion Ltd. (a)	3,840	260,450
Riverstone Networks, Inc. (a)	89,900	46,748
Sonus Networks, Inc. (a)	26,004	121,699
Stratex Networks, Inc. (a)	2,500	10,375
Symmetricom, Inc. (a)	6,400	63,296
Tekelec (a)	11,800	184,670

	Shares	Value (Note 1)
Telefonaktiebolaget LM Ericsson
(B Shares) sponsored ADR	22	$803
Tellabs, Inc. (a)	15,600	199,524
Telson Electronics Co. Ltd. (a)	16,942	0
Terayon Communication Systems, Inc. (a)	53,100	126,909
TomTom Group BV	200	6,648
Tut Systems, Inc. (a)	2,400	7,176
		7,693,939

COMPUTERS & PERIPHERALS 1.5%
Computer Hardware 1.1%
Compal Electronics, Inc.	5,509	5,224
Concurrent Computer Corp. (a)	59,417	136,659
NEC Corp. sponsored ADR	90	583
		142,466
Computer Storage & Peripherals 0.4%
SanDisk Corp. (a)	700	47,152

TOTAL COMPUTERS & PERIPHERALS		189,618

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.4%
Integrated Telecommunication Services – 0.4%
Philippine Long Distance Telephone Co.
sponsored ADR	1,500	53,685
ELECTRONIC EQUIPMENT & INSTRUMENTS – 2.8%
Electronic Equipment & Instruments – 2.3%
Aeroflex, Inc. (a)	3,100	37,479
Applied Films Corp. (a)	5,700	128,079
AU Optronics Corp. sponsored ADR	1,266	19,357
Chi Mei Optoelectronics Corp.	10,549	15,581
Dolby Laboratories, Inc. Class A	1,900	38,703
HannStar Display Corp.	58,000	12,417
Photon Dynamics, Inc. (a)	2,116	46,362
		297,978
Electronic Manufacturing Services – 0.5%
Molex, Inc.	700	21,175
Trimble Navigation Ltd. (a)	400	16,008
Xyratex Ltd. (a)	1,100	24,827
		62,010

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		359,988

HOUSEHOLD DURABLES – 0.6%
Consumer Electronics – 0.6%
Directed Electronics, Inc.	2,100	29,925
Garmin Ltd.	100	6,221
Thomson SA	1,700	34,874
		71,020

INTERNET SOFTWARE & SERVICES – 9.2%
Internet Software & Services 9.2%
Google, Inc. Class A (sub. vtg.) (a)	1,793	776,817

See accompanying notes which are an integral part of the financial statements.

51 Semiannual Report

Advisor Developing Communications Fund
Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value (Note 1)

INTERNET SOFTWARE & SERVICES – CONTINUED
Internet Software & Services – continued
Openwave Systems, Inc. (a)	14,607	$ 314,927
VeriSign, Inc. (a)	3,400	80,750
		1,172,494

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 7.1%
Semiconductor Equipment – 1.2%
MEMC Electronic Materials, Inc. (a)	4,500	128,610
Teradyne, Inc. (a)	1,200	20,904
		149,514
Semiconductors – 5.9%
Advanced Analogic Technologies, Inc. .	1,700	25,330
AMIS Holdings, Inc. (a)	4,100	42,435
Analog Devices, Inc.	900	35,793
Applied Micro Circuits Corp. (a)	18,032	59,325
ARM Holdings PLC sponsored ADR	6,400	45,504
ATI Technologies, Inc. (a)	4,800	85,131
Cree, Inc. (a)	1,100	28,743
Exar Corp. (a)	143	1,926
Marvell Technology Group Ltd. (a)	400	27,368
Microtune, Inc. (a)	7,000	33,460
Mindspeed Technologies, Inc. (a)	30,593	96,980
Netlogic Microsystems, Inc. (a)	1,300	47,203
O2Micro International Ltd. sponsored
ADR (a)	9,500	103,360
PowerDsine Ltd. (a)	3,700	26,862
Sigma Designs, Inc. (a)	188	3,076
Silicon Motion Technology Corp.
sponsored ADR	2,000	32,340
Silicon Storage Technology, Inc. (a)	1,200	5,784
SiRF Technology Holdings, Inc. (a)	200	6,738
Vimicro International Corp. sponsored
ADR	1,400	16,016
Vitesse Semiconductor Corp. (a)	4,100	10,660
Volterra Semiconductor Corp. (a)	1,300	24,388
		758,422

TOTAL SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT		907,936

SOFTWARE 2.4%
Application Software 2.2%
Catapult Communications Corp. (a)	1,058	12,569
NAVTEQ Corp. (a)	1,700	76,347
Portal Software, Inc. (a)	5,600	15,120
Ulticom, Inc. (a)	17,698	179,104
		283,140

	Shares	Value (Note 1)
Home Entertainment Software – 0.2%
Ubisoft Entertainment SA (a)	600	$ 25,507

TOTAL SOFTWARE		308,647

SPECIALTY RETAIL – 0.2%
Computer & Electronics Retail – 0.2%
Gamestop Corp. Class B (a)	800	29,792
WIRELESS TELECOMMUNICATION SERVICES – 13.4%
Wireless Telecommunication Services – 13.4%
American Tower Corp. Class A (a)	11,400	352,716
Crown Castle International Corp. (a)	13,500	427,005
MTN Group Ltd.	3,900	40,607
NII Holdings, Inc. (a)	1,300	64,298
Sprint Nextel Corp.	31,100	711,879
Syniverse Holdings, Inc.	2,700	64,827
Vimpel Communications sponsored
ADR (a)	800	37,440
WiderThan Co. Ltd. ADR	700	10,500
		1,709,272

TOTAL COMMON STOCKS
(Cost $11,761,994)		12,556,334

Money Market Funds 1.2%

Fidelity Cash Central Fund, 4.46% (b)
(Cost $157,750)	157,750	157,750

Cash Equivalents 0.4%
	Maturity
	Amount
Investments in repurchase agreements
(Collateralized by U.S. Treasury
Obligations, in a joint trading
account at 4.41%, dated 1/31/06
due 2/1/06)
(Cost $49,000)	$ 49,006	49,000

TOTAL INVESTMENT PORTFOLIO 99.9%
(Cost $11,968,744)		12,763,084

NET OTHER ASSETS 0.1%		10,281
NET ASSETS 100%		$ 12,773,365

See accompanying notes which are an integral part of the financial statements.

Developing Communications 52

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds

Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:

Fund	Income received
Fidelity Cash Central Fund	$3,016

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	79.2%
Canada	9.0%
France	4.1%
Israel	3.1%
Cayman Islands	1.2%
United Kingdom	1.0%
Others (individually less than 1%)	2.4%
100.0%

Income Tax Information

At July 31, 2005, the fund had a capital loss carryforward of approximately $1,987,794 of which $479,787 and $1,508,007 will expire on July 31, 2011 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

53 Semiannual Report

Advisor Developing Communications Fund

Financial Statements

Statement of Assets and Liabilities
	January 31, 2006 (Unaudited)

Assets
Investment in securities, at value (in-
cluding repurchase agreements of
$49,000) — See accompanying
schedule:
Unaffiliated issuers (cost
$11,810,994)	$12,605,334
Affiliated Central Funds
(cost $157,750)	157,750
Total Investments (cost $11,968,744) .		$12,763,084
Cash		163
Receivable for investments sold		428,558
Receivable for fund shares sold		86,656
Dividends receivable		1,781
Interest receivable		977
Prepaid expenses		47
Receivable from investment adviser for
expense reductions		18,648
Other affiliated receivables		6
Other receivables		5,360
Total assets		13,305,280

Liabilities
Payable for investments purchased	$443,575
Payable for fund shares redeemed	45,108
Accrued management fee	5,878
Distribution fees payable	7,024
Other affiliated payables	4,511
Other payables and accrued expenses	25,819
Total liabilities		531,915

Net Assets		$12,773,365
Net Assets consist of:
Paid in capital		$13,020,411
Accumulated net investment loss		(77,683)
Accumulated undistributed net realized
gain (loss) on investments and for-
eign currency transactions		(963,703)
Net unrealized appreciation (depreci-
ation) on investments		794,340
Net Assets		$12,773,365

Statement of Assets and Liabilities continued
January 31, 2006 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption
price per share ($2,876,588 ÷
323,477 shares)	$8.89
Maximum offering price per share
(100/94.25 of $8.89)	$9.43
Class T:
Net Asset Value and redemption
price per share ($3,254,508 ÷
370,530 shares)	$8.78
Maximum offering price per share
(100/96.50 of $8.78)	$9.10
Class B:
Net Asset Value and offering price
per share ($3,104,041 ÷
362,487 shares)A	$8.56
Class C:
Net Asset Value and offering price
per share ($3,204,032 ÷
374,284 shares)A	$8.56
Institutional Class:
Net Asset Value, offering price and
redemption price per share
($334,196 ÷ 37,090 shares)	$9.01

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Developing Communications 54

Statement of Operations
	Six months ended January 31, 2006 (Unaudited)

Investment Income
Dividends		$12,175
Interest		137
Income from affiliated Central Funds		3,016
Total income		15,328

Expenses
Management fee	$32,020
Transfer agent fees	26,499
Distribution fees	37,942
Accounting fees and expenses	2,321
Independent trustees’ compensation	24
Custodian fees and expenses	7,065
Registration fees	38,442
Audit	23,602
Legal	140
Miscellaneous	70
Total expenses before reductions	168,125
Expense reductions	(75,114)	93,011

Net investment income (loss)		(77,683)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,566,057
Foreign currency transactions	2,407
Total net realized gain (loss)		1,568,464
Change in net unrealized appreciation (depreciation) on:
Investment securities	148,803
Assets and liabilities in foreign currencies	(3,379)
Total change in net unrealized appreciation (depreciation)		145,424
Net gain (loss)		1,713,888
Net increase (decrease) in net assets resulting from operations		$1,636,205

Statement of Changes in Net Assets
	Six months ended	Year ended
	January 31, 2006	July 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(77,683)	$(166,932)
Net realized gain (loss)	1,568,464	(1,564,905)
Change in net unrealized appreciation (depreciation)	145,424	3,600,997
Net increase (decrease) in net assets resulting from operations	1,636,205	1,869,160
Share transactions - net increase (decrease)	667,429	(4,921,642)
Redemption fees	768	6,207
Total increase (decrease) in net assets	2,304,402	(3,046,275)

Net Assets
Beginning of period	10,468,963	13,515,238
End of period (including accumulated net investment loss of $77,683 and $0, respectively)	$12,773,365	$10,468,963

See accompanying notes which are an integral part of the financial statements.

55 Semiannual Report

Financial Highlights Class A
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001F
Selected Per Share Data
Net asset value, beginning of period	$ 7.70	$ 6.53	$ 5.57	$ 3.96	$ 8.40	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.04)	(.07)	(.09)	(.04)	(.05)	(.04)
Net realized and unrealized gain (loss)	1.23	1.24	1.01	1.65	(4.40)	(1.57)
Total from investment operations	1.19	1.17	.92	1.61	(4.45)	(1.61)
Redemption fees added to paid in capitalE	—H	—H	.04	—H	.01	.01
Net asset value, end of period	$ 8.89	$ 7.70	$ 6.53	$ 5.57	$ 3.96	$ 8.40
Total ReturnB,C,D	15.45%	17.92%	17.24%	40.66%	(52.86)%	(16.00)%
Ratios to Average Net AssetsG
Expenses before reductions	2.55%A	2.32%	2.38%	6.13%	4.97%	6.46%A
Expenses net of fee waivers, if any	1.40%A	1.45%	1.50%	1.50%	1.50%	1.50%A
Expenses net of all reductions	1.23%A	1.28%	1.35%	1.36%	1.40%	1.45%A
Net investment income (loss)	(.96)%A	(.92)%	(1.18)%	(.82)%	(.85)%	(.74)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,877	$ 2,406	$ 3,480	$ 970	$ 371	$ 934
Portfolio turnover rate	191%A	250%	306%	167%	305%	644%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFor the period December 27, 2000 (commencement of operations) to July 31, 2001. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

Financial Highlights Class T
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001F
Selected Per Share Data
Net asset value, beginning of period	$ 7.61	$ 6.48	$ 5.54	$ 3.95	$ 8.40	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.05)	(.08)	(.10)	(.05)	(.07)	(.05)
Net realized and unrealized gain (loss)	1.22	1.21	1.00	1.64	(4.39)	(1.56)
Total from investment operations	1.17	1.13	.90	1.59	(4.46)	(1.61)
Redemption fees added to paid in capitalE	—H	—H	.04	—H	.01	.01
Net asset value, end of period	$ 8.78	$ 7.61	$ 6.48	$ 5.54	$ 3.95	$ 8.40
Total ReturnB,C,D	15.37%	17.44%	16.97%	40.25%	(52.98)%	(16.00)%
Ratios to Average Net AssetsG
Expenses before reductions	2.91%A	2.78%	3.06%	6.82%	5.36%	6.66%A
Expenses net of fee waivers, if any	1.65%A	1.71%	1.75%	1.75%	1.75%	1.75%A
Expenses net of all reductions	1.48%A	1.54%	1.60%	1.61%	1.64%	1.70%A
Net investment income (loss)	(1.21)%A	(1.18)%	(1.43)%	(1.07)%	(1.10)%	(.99)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,255	$ 3,034	$ 3,250	$ 1,723	$ 775	$ 2,131
Portfolio turnover rate	191%A	250%	306%	167%	305%	644%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFor the period December 27, 2000 (commencement of operations) to July 31, 2001. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Developing Communications 56

Financial Highlights Class B
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001F
Selected Per Share Data
Net asset value, beginning of period	$ 7.44	$ 6.36	$ 5.47	$ 3.92	$ 8.37	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.07)	(.12)	(.13)	(.07)	(.10)	(.07)
Net realized and unrealized gain (loss)	1.19	1.20	.98	1.62	(4.36)	(1.57)
Total from investment operations	1.12	1.08	.85	1.55	(4.46)	(1.64)
Redemption fees added to paid in capitalE	—H	—H	.04	—H	.01	.01
Net asset value, end of period	$ 8.56	$ 7.44	$ 6.36	$ 5.47	$ 3.92	$ 8.37
Total ReturnB,C,D	15.05%	16.98%	16.27%	39.54%	(53.17)%	(16.30)%
Ratios to Average Net AssetsG
Expenses before reductions	3.30%A	3.14%	3.48%	6.88%	5.62%	7.21%A
Expenses net of fee waivers, if any	2.15%A	2.20%	2.25%	2.25%	2.25%	2.25%A
Expenses net of all reductions	1.98%A	2.04%	2.11%	2.11%	2.14%	2.20%A
Net investment income (loss)	(1.71)%A	(1.68)%	(1.93)%	(1.56)%	(1.60)%	(1.49)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,104	$ 2,864	$ 2,998	$ 1,846	$ 1,162	$ 2,236
Portfolio turnover rate	191%A	250%	306%	167%	305%	644%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFor the period December 27, 2000 (commencement of operations) to July 31, 2001. GExpense ratios reflect operating expenses of the class. Ex penses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

Financial Highlights Class C
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001F
Selected Per Share Data
Net asset value, beginning of period	$ 7.44	$ 6.36	$ 5.47	$ 3.92	$ 8.37	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.07)	(.12)	(.14)	(.07)	(.10)	(.07)
Net realized and unrealized gain (loss)	1.19	1.20	.99	1.62	(4.36)	(1.57)
Total from investment operations	1.12	1.08	.85	1.55	(4.46)	(1.64)
Redemption fees added to paid in capitalE	—H	—H	.04	—H	.01	.01
Net asset value, end of period	$ 8.56	$ 7.44	$ 6.36	$ 5.47	$ 3.92	$ 8.37
Total ReturnB,C,D	15.05%	16.98%	16.27%	39.54%	(53.17)%	(16.30)%
Ratios to Average Net AssetsG
Expenses before reductions	3.28%A	3.07%	3.19%	6.81%	5.49%	7.09%A
Expenses net of fee waivers, if any	2.15%A	2.19%	2.25%	2.25%	2.25%	2.25%A
Expenses net of all reductions	1.98%A	2.02%	2.10%	2.11%	2.14%	2.20%A
Net investment income (loss)	(1.71)%A	(1.66)%	(1.93)%	(1.57)%	(1.60)%	(1.49)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,204	$ 1,846	$ 3,180	$ 1,009	$ 667	$ 1,566
Portfolio turnover rate	191%A	250%	306%	167%	305%	644%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFor the period December 27, 2000 (commencement of operations) to July 31, 2001. GExpense ratios reflect operating expenses of the class. Ex penses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

57 Semiannual Report

Financial Highlights Institutional Class
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001E
Selected Per Share Data
Net asset value, beginning of period	$ 7.79	$ 6.60	$ 5.61	$ 3.98	$ 8.42	$ 10.00
Income from Investment Operations
Net investment income (loss)D	(.03)	(.05)	(.07)	(.03)	(.04)	(.03)
Net realized and unrealized gain (loss)	1.25	1.24	1.02	1.66	(4.41)	(1.56)
Total from investment operations	1.22	1.19	.95	1.63	(4.45)	(1.59)
Redemption fees added to paid in capitalD	—G	—G	.04	—G	.01	.01
Net asset value, end of period	$ 9.01	$ 7.79	$ 6.60	$ 5.61	$ 3.98	$ 8.42
Total ReturnB,C	15.66%	18.03%	17.65%	40.95%	(52.73)%	(15.80)%
Ratios to Average Net AssetsF
Expenses before reductions	2.08%A	1.85%	1.55%	5.34%	4.24%	5.95%A
Expenses net of fee waivers, if any	1.15%A	1.18%	1.25%	1.25%	1.25%	1.25%A
Expenses net of all reductions	98%A	1.01%	1.11%	1.11%	1.14%	1.20%A
Net investment income (loss)	(.71)%A	(.65)%	(.93)%	(.57)%	(.60)%	(.49)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 334	$ 319	$ 607	$ 154	$ 100	$ 283
Portfolio turnover rate	191%A	250%	306%	167%	305%	644%A
AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EFor the period December 27, 2000 (commencement of operations) to July 31, 2001. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements.
Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Developing Communications 58

Notes to Financial Statements For the period ended January 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Developing Communications Fund (the fund) is a non diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transac tions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Pur chases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. As a result in the change in the estimate of the return of capital component of dividend income realized in the year ended July 31, 2005, dividend income has been increased $4,126 with a corresponding decrease to net unrealized appreciation (depreciation). The change in estimate has no impact on total net assets or total return of the fund. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

59 Semiannual Report

Notes to Financial Statements (Unaudited) continued
1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distrib uting all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:
Unrealized appreciation	$1,477,424
Unrealized depreciation	(805,025)
Net unrealized appreciation (depreciation)	$672,399
Cost for federal income tax purposes	$12,090,685

Short Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (in cluding accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $11,194,962 and $10,737,109, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly manage ment fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and

Developing Communications

60

4. Fees and Other Transactions with Affiliates continued
Distribution and Service Plan continued

providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$3,071	$—
Class T	25%	.25%	7,446	—
Class B	75%	.25%	14,580	10,935
Class C	75%	.25%	12,845	5,109

			$37,942	$16,044

Sales Load. FDC receives a front end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and ..25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:
Retained
by FDC
Class A	$2,356
Class T	1,150
Class B*	4,645
Class C*	72
$8,223
* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$5,585	.45*
Class T	8,468	.57*
Class B	6,668	.46*
Class C	5,383	.42*
Institutional Class	395	.24*
	$26,499
* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The fee is based on the level of average net assets for the month.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $774 for the period.

61 Semiannual Report

Notes to Financial Statements (Unaudited) continued
5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:
	Expense	Reimbursement
	Limitations	from adviser
Class A	1.40%	$14,190
Class T	1.65%	18,807
Class B	2.15%	16,776
Class C	2.15%	14,493
Institutional Class	1.15%	1,527
		$65,793

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $9,321 for the period.

7. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

8. Share Transactions.

Transactions for each class of shares were as follows:
	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	January 31,	July 31,	January 31,	July 31,
	2006	2005	2006	2005
Class A
Shares sold	82,073	416,894	$671,878	$3,024,999
Shares redeemed	(71,132)	(636,989)	(565,268)	(4,589,727)
Net increase (decrease)	10,941	(220,095)	$106,610	$(1,564,728)
Class T
Shares sold	36,302	174,922	$293,606	$1,257,919
Shares redeemed	(64,241)	(277,992)	(500,943)	(1,946,912)
Net increase (decrease)	(27,939)	(103,070)	$(207,337)	$(688,993)
Class B
Shares sold	27,958	193,607	$222,824	$1,369,993
Shares redeemed	(50,354)	(279,761)	(395,543)	(1,968,809)
Net increase (decrease)	(22,396)	(86,154)	$(172,719)	$(598,816)
Class C
Shares sold	182,790	114,060	$1,407,298	$812,760
Shares redeemed	(56,613)	(365,782)	(433,470)	(2,486,084)
Net increase (decrease)	126,177	(251,722)	$973,828	$(1,673,324)
Institutional Class
Shares sold	2,218	11,594	$18,809	$84,651
Shares redeemed	(6,052)	(62,684)	(51,762)	(480,432)
Net increase (decrease)	(3,834)	(51,090)	$(32,953)	$(395,781)

Developing Communications

62

Advisor Electronics Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2005 to January 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	August 1, 2005 to
	August 1, 2005	January 31, 2006	January 31, 2006
Class A
Actual	$ 1,000.00	$ 1,113.20	$ 7.46
HypotheticalA	$ 1,000.00	$ 1,018.15	$ 7.12
Class T
Actual	$ 1,000.00	$ 1,111.80	$ 8.78
HypotheticalA	$ 1,000.00	$ 1,016.89	$ 8.39
Class B
Actual	$ 1,000.00	$ 1,110.50	$ 11.44
HypotheticalA	$ 1,000.00	$ 1,014.37	$ 10.92
Class C
Actual	$ 1,000.00	$ 1,110.70	$ 11.44
HypotheticalA	$ 1,000.00	$ 1,014.37	$ 10.92
Institutional Class
Actual	$ 1,000.00	$ 1,115.30	$ 6.13
HypotheticalA	$ 1,000.00	$ 1,019.41	$ 5.85

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	1.40%
Class T	1.65%
Class B	2.15%
Class C	2.15%
Institutional Class	1.15%

63 63 Semiannual Report

Advisor Electronics Fund
Investment Changes

Top Ten Stocks as of January 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Cohu, Inc.	8.2	2.8
Intel Corp.	5.9	9.8
National Semiconductor Corp.	5.9	8.4
Linear Technology Corp.	5.6	1.8
Arrow Electronics, Inc.	5.1	6.8
Marvell Technology Group Ltd.	4.7	0.0
Maxim Integrated Products, Inc.	4.7	10.3
Analog Devices, Inc.	4.6	8.8
Altera Corp.	4.5	0.0
Hon Hai Precision Industry Co.
Ltd. (Foxconn)	4.0	3.5
	53.2

Electronics 64

Advisor Electronics Fund Investments January 31, 2006 (Unaudited) Showing Percentage of Net Assets

Common Stocks 96.1%
	Shares	Value (Note 1)

COMMUNICATIONS EQUIPMENT – 0.7%
Communications Equipment – 0.7%
CSR PLC (a)	15,000	$ 298,864
COMPUTERS & PERIPHERALS 1.6%
Computer Hardware 0.7%
Dell, Inc. (a)	10,000	293,100
Computer Storage & Peripherals	0.9%
Seagate Technology	15,000	391,200

TOTAL COMPUTERS & PERIPHERALS		684,300

ELECTRICAL EQUIPMENT – 3.3%
Electrical Components & Equipment – 3.3%
Energy Conversion Devices, Inc. (a)	10,000	503,600
Motech Industries, Inc.	50,000	932,178
		1,435,778

ELECTRONIC EQUIPMENT & INSTRUMENTS – 16.0%
Electronic Equipment & Instruments – 2.7%
Amphenol Corp. Class A	10,000	508,300
Applied Films Corp. (a)	20,000	449,400
Cogent, Inc. (a)	10,000	240,300
		1,198,000
Electronic Manufacturing Services – 4.0%
Hon Hai Precision Industry Co. Ltd.
(Foxconn)	250,000	1,727,745
Technology Distributors – 9.3%
Arrow Electronics, Inc. (a)	65,000	2,233,400
Avnet, Inc. (a)	30,000	733,500
Wolfson Microelectronics PLC (a)	150,000	1,077,377
		4,044,277

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		6,970,022

MACHINERY – 0.4%
Industrial Machinery – 0.4%
Spire Corp. (a)	20,000	179,600
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 74.1%
Semiconductor Equipment – 20.5%
Cohu, Inc.	125,000	3,543,749
FormFactor, Inc. (a)	20,000	596,400
KLA Tencor Corp.	29,990	1,558,880
Lam Research Corp. (a)	30,030	1,394,293
MEMC Electronic Materials, Inc. (a)	35,000	1,000,300
Tessera Technologies, Inc. (a)	10,000	322,800
Varian Semiconductor Equipment
Associates, Inc. (a)	10,000	495,300
		8,911,722
Semiconductors – 53.6%
Altera Corp. (a)	100,000	1,931,000

	Shares	Value (Note 1)
AMIS Holdings, Inc. (a)	35,000	$ 362,250
Analog Devices, Inc.	49,950	1,986,512
Cypress Semiconductor Corp. (a)	10,000	169,300
Freescale Semiconductor, Inc. Class A (a)	35,000	880,600
Holtek Semiconductor, Inc.	110,996	176,253
Intel Corp.	119,990	2,552,187
Intersil Corp. Class A	10,000	290,600
Linear Technology Corp.	65,000	2,418,650
LSI Logic Corp. (a)	100,000	915,000
Marvell Technology Group Ltd. (a)	30,000	2,052,600
Maxim Integrated Products, Inc.	50,000	2,052,000
Microchip Technology, Inc.	15,000	562,650
National Semiconductor Corp.	90,020	2,539,464
ON Semiconductor Corp. (a)	150,000	1,126,500
Saifun Semiconductors Ltd.	5,390	183,260
Siliconware Precision Industries Co. Ltd.
sponsored ADR (d)	60,400	453,604
Taiwan Semiconductor Manufacturing
Co. Ltd. sponsored ADR	100,000	1,080,000
Texas Instruments, Inc.	20,000	584,600
Volterra Semiconductor Corp. (a)	50,000	938,000
		23,255,030

TOTAL SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT		32,166,752

TOTAL COMMON STOCKS
(Cost $36,195,892)		41,735,316

Money Market Funds 3.7%

Fidelity Cash Central Fund, 4.46% (b) .	1,297,485	1,297,485
Fidelity Securities Lending Cash Central
Fund, 4.48% (b)(c)	290,625	290,625
TOTAL MONEY MARKET FUNDS
(Cost $1,588,110)		1,588,110

TOTAL INVESTMENT PORTFOLIO 99.8%
(Cost $37,784,002)		43,323,426

NET OTHER ASSETS 0.2%		106,968
NET ASSETS 100%		$ 43,430,394

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

See accompanying notes which are an integral part of the financial statements.

65 Semiannual Report

Advisor Electronics Fund Investments (Unaudited) - continued

Affiliated Central Funds

Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:

Fund	Income received
Fidelity Cash Central Fund	$20,454
Fidelity Securities Lending Cash Central Fund	2,682
Total	$23,136

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	80.8%
Taiwan	10.0%
Bermuda	4.7%
United Kingdom	3.2%
Others (individually less than 1%)	1.3%
100.0%

Income Tax Information

At July 31, 2005, the fund had a capital loss carryforward of approximately $14,245,984 of which $5,872,965, $5,827,947, $2,265,871 and $279,201 will expire on July 31, 2010, 2011, 2012 and 2013, respectively. The fund intends to elect to defer to its fiscal year ending July 31, 2006 approximately $1,416,124 of losses recognized during the period November 1, 2004 to July 31, 2005.

See accompanying notes which are an integral part of the financial statements.

Electronics 66

Advisor Electronics Fund

Financial Statements

Statement of Assets and Liabilities
	January 31, 2006 (Unaudited)

Assets
Investment in securities, at value (in-
cluding securities loaned of
$282,375) — See accompanying
schedule:
Unaffiliated issuers (cost
$36,195,892)	$41,735,316
Affiliated Central Funds (cost
$1,588,110)	1,588,110
Total Investments (cost $37,784,002)		$43,323,426
Receivable for fund shares sold		551,246
Dividends receivable		15,480
Interest receivable		4,660
Receivable from investment adviser
for expense reductions		15,612
Other receivables		8,866
Total assets		43,919,290

Liabilities
Payable for investments purchased	$3,399
Payable for fund shares redeemed	114,896
Accrued management fee	19,865
Distribution fees payable	22,561
Other affiliated payables	15,031
Other payables and accrued
expenses	22,519
Collateral on securities loaned, at
value	290,625
Total liabilities		488,896

Net Assets		$43,430,394
Net Assets consist of:
Paid in capital		$52,275,697
Accumulated net investment loss		(179,146)
Accumulated undistributed net real-
ized gain (loss) on investments and
foreign currency transactions		(14,205,581)
Net unrealized appreciation (de-
preciation) on investments		5,539,424
Net Assets		$43,430,394

Statement of Assets and Liabilities continued
January 31, 2006 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption
price per share ($11,543,457 ÷
1,289,788 shares)	$8.95
Maximum offering price per share
(100/94.25 of $8.95)	$9.50
Class T:
Net Asset Value and redemption
price per share ($12,275,371 ÷
1,386,630 shares)	$8.85
Maximum offering price per share
(100/96.50 of $8.85)	$9.17
Class B:
Net Asset Value and offering price
per share ($8,821,381 ÷
1,021,318 shares)A	$8.64
Class C:
Net Asset Value and offering price
per share ($9,878,146 ÷
1,145,109 shares)A	$8.63
Institutional Class:
Net Asset Value, offering price and
redemption price per share
($912,039 ÷ 100,317 shares)	$9.09
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

67 Semiannual Report

Advisor Electronics Fund
Financial Statements - continued

Statement of Operations
	Six months ended January 31, 2006 (Unaudited)

Investment Income
Dividends		$155,511
Interest		212
Income from affiliated Central Funds (including $2,682 from security lending)		23,136
		178,859
Less foreign taxes withheld		(10,940)
Total income		167,919

Expenses
Management fee	$115,131
Transfer agent fees	84,722
Distribution fees	131,184
Accounting and security lending fees	8,744
Independent trustees’ compensation	88
Custodian fees and expenses	5,215
Registration fees	38,840
Audit	23,672
Legal	482
Miscellaneous	345
Total expenses before reductions	408,423
Expense reductions	(61,358)	347,065

Net investment income (loss)		(179,146)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,622,379
Foreign currency transactions	(31,680)
Total net realized gain (loss)		1,590,699
Change in net unrealized appreciation (depreciation) on:
Investment securities	2,722,996
Assets and liabilities in foreign currencies	3,584
Total change in net unrealized appreciation (depreciation)		2,726,580
Net gain (loss)		4,317,279
Net increase (decrease) in net assets resulting from operations		$4,138,133

Statement of Changes in Net Assets
	Six months ended	Year ended
	January 31, 2006	July 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(179,146)	$(591,417)
Net realized gain (loss)	1,590,699	(807,962)
Change in net unrealized appreciation (depreciation)	2,726,580	9,643,693
Net increase (decrease) in net assets resulting from operations	4,138,133	8,244,314
Share transactions — net increase (decrease)	(5,112,180)	(9,174,490)
Redemption fees	2,361	6,058
Total increase (decrease) in net assets	(971,686)	(924,118)

Net Assets
Beginning of period	44,402,080	45,326,198
End of period (including accumulated net investment loss of $179,146 and $0, respectively)	$43,430,394	$44,402,080

See accompanying notes which are an integral part of the financial statements.

Electronics 68

Financial Highlights Class A
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001F
Selected Per Share Data
Net asset value, beginning of period	$ 8.04	$ 6.58	$ 6.59	$ 5.57	$ 9.62	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.02)	(.07)	(.09)	(.06)	(.10)	(.04)
Net realized and unrealized gain (loss)	93	1.53	.08	1.07	(3.96)	(.35)
Total from investment operations	91	1.46	(.01)	1.01	(4.06)	(.39)
Redemption fees added to paid in capitalE	—H	—H	—H	.01	.01	.01
Net asset value, end of period	$ 8.95	$ 8.04	$ 6.58	$ 6.59	$ 5.57	$ 9.62
Total ReturnB,C,D	11.32%	22.19%	(.15)%	18.31%	(42.10)%	(3.80)%
Ratios to Average Net AssetsG
Expenses before reductions	1.58%A	1.59%	1.55%	1.89%	1.68%	2.57%A
Expenses net of fee waivers, if any	1.40%A	1.45%	1.50%	1.50%	1.50%	1.50%A
Expenses net of all reductions	1.31%A	1.38%	1.48%	1.46%	1.49%	1.49%A
Net investment income (loss)	(.48)%A	(.96)%	(1.15)%	(1.09)%	(1.14)%	(.77)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,543	$ 11,397	$ 8,374	$ 8,116	$ 4,912	$ 3,400
Portfolio turnover rate	106%A	128%	84%	66%	58%	98%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFor the period December 27, 2000 (commencement of operations) to July 31, 2001. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

Financial Highlights Class T
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001F
Selected Per Share Data
Net asset value, beginning of period	$ 7.96	$ 6.53	$ 6.56	$ 5.55	$ 9.62	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.03)	(.08)	(.11)	(.07)	(.12)	(.06)
Net realized and unrealized gain (loss)	92	1.51	.08	1.07	(3.96)	(.33)
Total from investment operations	89	1.43	(.03)	1.00	(4.08)	(.39)
Redemption fees added to paid in capitalE	—H	—H	—H	.01	.01	.01
Net asset value, end of period	$ 8.85	$ 7.96	$ 6.53	$ 6.56	$ 5.55	$ 9.62
Total ReturnB,C,D	11.18%	21.90%	(.46)%	18.20%	(42.31)%	(3.80)%
Ratios to Average Net AssetsG
Expenses before reductions	1.92%A	1.89%	1.83%	2.14%	1.91%	2.81%A
Expenses net of fee waivers, if any	1.65%A	1.69%	1.75%	1.75%	1.75%	1.75%A
Expenses net of all reductions	1.56%A	1.61%	1.72%	1.71%	1.74%	1.74%A
Net investment income (loss)	(.73)%A	(1.20)%	(1.39)%	(1.33)%	(1.39)%	(1.02)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,275	$ 12,085	$ 15,445	$ 14,362	$ 11,615	$ 11,493
Portfolio turnover rate	106%A	128%	84%	66%	58%	98%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFor the period December 27, 2000 (commencement of operations) to July 31, 2001. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

69 Semiannual Report

Financial Highlights Class B
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001F
Selected Per Share Data
Net asset value, beginning of period	$ 7.78	$ 6.42	$ 6.48	$ 5.52	$ 9.60	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.05)	(.12)	(.14)	(.10)	(.16)	(.08)
Net realized and unrealized gain (loss)	91	1.48	.08	1.06	(3.93)	(.33)
Total from investment operations	86	1.36	(.06)	.96	(4.09)	(.41)
Redemption fees added to paid in capitalE	—H	—H	—H	—H	.01	.01
Net asset value, end of period	$ 8.64	$ 7.78	$ 6.42	$ 6.48	$ 5.52	$ 9.60
Total ReturnB,C,D	11.05%	21.18%	(.93)%	17.39%	(42.50)%	(4.00)%
Ratios to Average Net AssetsG
Expenses before reductions	2.39%A	2.41%	2.41%	2.76%	2.43%	3.34%A
Expenses net of fee waivers, if any	2.15%A	2.21%	2.25%	2.25%	2.25%	2.25%A
Expenses net of all reductions	2.07%A	2.13%	2.23%	2.21%	2.24%	2.24%A
Net investment income (loss)	(1.24)%A	(1.72)%	(1.90)%	(1.83)%	(1.89)%	(1.52)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,821	$ 8,963	$ 8,498	$ 11,335	$ 8,362	$ 10,941
Portfolio turnover rate	106%A	128%	84%	66%	58%	98%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFor the period December 27, 2000 (commencement of operations) to July 31, 2001. GExpense ratios reflect operating expenses of the class.
Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

Financial Highlights Class C
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001F
Selected Per Share Data
Net asset value, beginning of period	$ 7.77	$ 6.41	$ 6.47	$ 5.51	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.05)	(.11)	(.14)	(.10)	(.16)	(.09)
Net realized and unrealized gain (loss)	91	1.47	.08	1.06	(3.93)	(.33)
Total from investment operations	86	1.36	(.06)	.96	(4.09)	(.42)
Redemption fees added to paid in capitalE	—H	—H	—H	—H	.01	.01
Net asset value, end of period	$ 8.63	$ 7.77	$ 6.41	$ 6.47	$ 5.51	$ 9.59
Total ReturnB,C,D	11.07%	21.22%	(.93)%	17.42%	(42.54)%	(4.10)%
Ratios to Average Net AssetsG
Expenses before reductions	2.34%A	2.31%	2.24%	2.52%	2.34%	3.25%A
Expenses net of fee waivers, if any	2.15%A	2.18%	2.24%	2.25%	2.25%	2.25%A
Expenses net of all reductions	2.07%A	2.11%	2.21%	2.21%	2.24%	2.24%A
Net investment income (loss)	(1.24)%A	(1.69)%	(1.88)%	(1.83)%	(1.89)%	(1.52)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,878	$ 11,058	$ 12,322	$ 13,061	$ 9,921	$ 10,782
Portfolio turnover rate	106%A	128%	84%	66%	58%	98%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFor the period December 27, 2000 (commencement of operations) to July 31, 2001. GExpense ratios reflect operating expenses of the class. Ex penses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Electronics 70

Financial Highlights Institutional Class
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001E
Selected Per Share Data
Net asset value, beginning of period	$ 8.15	$ 6.65	$ 6.64	$ 5.60	$ 9.64	$ 10.00
Income from Investment Operations
Net investment income (loss)D	(.01)	(.05)	(.06)	(.04)	(.08)	(.03)
Net realized and unrealized gain (loss)	95	1.55	.07	1.07	(3.97)	(.34)
Total from investment operations	94	1.50	.01	1.03	(4.05)	(.37)
Redemption fees added to paid in capitalD	—G	—G	—G	.01	.01	.01
Net asset value, end of period	$ 9.09	$ 8.15	$ 6.65	$ 6.64	$ 5.60	$ 9.64
Total ReturnB,C	11.53%	22.56%	.15%	18.57%	(41.91)%	(3.60)%
Ratios to Average Net AssetsF
Expenses before reductions	1.19%A	1.16%	1.12%	1.46%	1.31%	2.16%A
Expenses net of fee waivers, if any	1.15%A	1.16%	1.12%	1.25%	1.25%	1.25%A
Expenses net of all reductions	1.07%A	1.08%	1.09%	1.21%	1.24%	1.24%A
Net investment income (loss)	(.24)%A	(.67)%	(.76)%	(.84)%	(.89)%	(.52)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 912	$ 899	$ 687	$ 625	$ 1,184	$ 622
Portfolio turnover rate	106%A	128%	84%	66%	58%	98%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EFor the period December 27, 2000 (commencement of operations) to July 31, 2001. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements.
Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

71 Semiannual Report

Notes to Financial Statements For the period ended January 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Electronics Fund (the fund) is a non diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management invest ment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund’s investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transac tions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Pur chases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Electronics

72

1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distrib uting all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:
Unrealized appreciation	$ 7,151,222
Unrealized depreciation	(1,689,684)
Net unrealized appreciation (depreciation)	$ 5,461,538
Cost for federal income tax purposes	$ 37,861,888

Short Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (in cluding accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $21,019,601 and $26,658,009, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly manage ment fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and

73 Semiannual Report

Notes to Financial Statements (Unaudited) continued

4. Fees and Other Transactions with Affiliates continued
Distribution and Service Plan continued

providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$12,888	$—
Class T	25%	.25%	28,280	—
Class B	75%	.25%	41,593	31,195
Class C	75%	.25%	48,423	6,646

			$131,184	$37,841

Sales Load. FDC receives a front end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and ..25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:
Retained
by FDC
Class A	$4,501
Class T	3,808
Class B*	16,025
Class C*	2,397
$26,731
* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$19,762	.38*
Class T	26,477	.47*
Class B	18,408	.44*
Class C	19,070	.39*
Institutional Class	1,005	.24*

	$84,722

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,662 for the period.

Electronics

74

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense	Reimbursement
	Limitations	from adviser
Class A	1.40%	$9,690
Class T	1.65%	15,340
Class B	2.15%	10,046
Class C	2.15%	9,101
Institutional Class	1.15%	171
		$44,348

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $17,010 for the period.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

75 Semiannual Report

Notes to Financial Statements (Unaudited) continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	January 31,	July 31,	January 31,	July 31,
	2006	2005	2006	2005
Class A
Shares sold	323,617	810,216	$2,688,431	$5,985,601
Shares redeemed	(452,227)	(665,267)	(3,611,702)	(4,709,912)
Net increase (decrease)	(128,610)	144,949	$(923,271)	$1,275,689
Class T
Shares sold	165,420	393,825	$1,318,730	$2,720,747
Shares redeemed	(297,662)	(1,240,792)	(2,321,028)	(8,651,718)
Net increase (decrease)	(132,242)	(846,967)	$(1,002,298)	$(5,930,971)
Class B
Shares sold	56,659	424,624	$442,711	$2,916,025
Shares redeemed	(186,868)	(596,931)	(1,441,325)	(4,165,250)
Net increase (decrease)	(130,209)	(172,307)	$(998,614)	$(1,249,225)
Class C
Shares sold	120,725	482,588	$945,493	$3,305,584
Shares redeemed	(398,129)	(982,233)	(3,057,560)	(6,627,459)
Net increase (decrease)	(277,404)	(499,645)	$(2,112,067)	$(3,321,875)
Institutional Class
Shares sold	9,114	28,776	$76,122	$204,413
Shares redeemed	(19,059)	(21,842)	(152,052)	(152,521)
Net increase (decrease)	(9,945)	6,934	$(75,930)	$51,892

Electronics

76

Advisor Financial Services Fund Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2005 to January 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	August 1, 2005 to
	August 1, 2005	January 31, 2006	January 31, 2006
Class A
Actual	$ 1,000.00	$ 1,100.90	$ 6.73
HypotheticalA	$ 1,000.00	$ 1,018.80	$ 6.46
Class T
Actual	$ 1,000.00	$ 1,099.60	$ 7.89
HypotheticalA	$ 1,000.00	$ 1,017.69	$ 7.58
Class B
Actual	$ 1,000.00	$ 1,096.60	$ 10.62
HypotheticalA	$ 1,000.00	$ 1,015.07	$ 10.21
Class C
Actual	$ 1,000.00	$ 1,096.80	$ 10.31
HypotheticalA	$ 1,000.00	$ 1,015.38	$ 9.91
Institutional Class
Actual	$ 1,000.00	$ 1,103.10	$ 4.56
HypotheticalA	$ 1,000.00	$ 1,020.87	$ 4.38

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	1.27%
Class T	1.49%
Class B	2.01%
Class C	1.95%
Institutional Class	86%

77 77 Semiannual Report

Advisor Financial Services Fund
Investment Changes

Top Ten Stocks as of January 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
American International Group,
Inc.	8.1	9.3
Bank of America Corp.	5.4	5.7
JPMorgan Chase & Co.	5.0	4.8
Merrill Lynch & Co., Inc.	3.5	4.6
Wachovia Corp.	3.5	3.0
Wells Fargo & Co.	3.4	4.6
ACE Ltd.	2.6	2.0
American Express Co.	2.6	4.4
Fannie Mae	2.4	1.8
Endurance Specialty Holdings Ltd.	1.9	1.5
	38.4

Financial Services 78

Advisor Financial Services Fund Investments January 31, 2006 (Unaudited) Showing Percentage of Net Assets

Common Stocks 99.8%
	Shares	Value (Note 1)

CAPITAL MARKETS 19.5%
Asset Management & Custody Banks 5.8%
Affiliated Managers Group, Inc. (a)	10,600	$ 983,680
American Capital Strategies Ltd.	55,700	1,980,135
Ameriprise Financial, Inc.	39,540	1,608,883
Bank of New York Co., Inc.	45,760	1,455,626
Federated Investors, Inc. Class B
(non vtg.)	13,900	536,679
FirstCity Financial Corp. (a)	17,900	215,874
Franklin Resources, Inc.	40,000	3,940,000
Investors Financial Services Corp.	84,200	3,952,348
Legg Mason, Inc.	13,400	1,737,980
Northern Trust Corp.	39,900	2,083,179
Nuveen Investments, Inc. Class A	25,300	1,147,861
State Street Corp.	84,600	5,114,916
		24,757,161
Diversified Capital Markets 2.3%
Credit Suisse Group sponsored ADR	26,500	1,550,780
Deutsche Bank AG (NY Shares)	4,900	526,407
UBS AG (NY Shares)	71,700	7,800,960
		9,878,147
Investment Banking & Brokerage – 11.4%
Bear Stearns Companies, Inc.	13,400	1,694,564
Charles Schwab Corp.	99,000	1,464,210
Daiwa Securities Group, Inc.	62,000	727,640
E*TRADE Financial Corp. (a)	319,500	7,600,905
Goldman Sachs Group, Inc.	42,100	5,946,625
Indiabulls Financial Services Ltd.	273,288	1,207,320
Lazard Ltd. Class A	47,900	1,717,694
Lehman Brothers Holdings, Inc.	13,700	1,924,165
MCF Corp. (a)	257,800	252,644
Merrill Lynch & Co., Inc.	199,700	14,991,479
Morgan Stanley	67,000	4,117,150
Nikko Cordial Corp.	47,000	746,680
Nomura Holdings, Inc.	49,300	961,843
TD Ameritrade Holding Corp.	56,000	1,133,440
Technology Investment Capital Corp.	54,800	845,016
TradeStation Group, Inc. (a)	159,361	2,819,096
		48,150,471

TOTAL CAPITAL MARKETS		82,785,779

COMMERCIAL BANKS 23.7%
Diversified Banks – 19.5%
ABN AMRO Holding NV sponsored ADR	41,800	1,156,606
Banco Popolare di Verona e Novara	103,500	2,377,309
Bangkok Bank Ltd. PCL (For. Reg.)	346,100	1,102,399
Bank of America Corp.	522,372	23,104,514
Bank of Montreal, Quebec	73,900	4,431,599
Deutsche Postbank AG	12,300	820,506

	Shares	Value (Note 1)
HDFC Bank Ltd. sponsored ADR	38,500	$ 2,288,440
ICICI Bank Ltd.	88,155	1,263,893
Korea Exchange Bank (a)	99,100	1,527,999
Standard Chartered PLC (United
Kingdom)	129,800	3,221,163
State Bank of India	70,698	1,560,925
Toronto Dominion Bank	68,700	3,658,330
U.S. Bancorp, Delaware	222,900	6,666,939
Wachovia Corp.	272,177	14,923,465
Wells Fargo & Co.	230,200	14,355,272
		82,459,359
Regional Banks – 4.2%
Cathay General Bancorp	63,156	2,255,301
Center Financial Corp., California	57,600	1,397,376
City National Corp.	10,100	757,197
East West Bancorp, Inc.	11,977	442,071
Higashi Nippon Bank Ltd.	110,000	596,267
Hokuhoku Financial Group, Inc.	154,000	728,458
Kansai Urban Banking Corp.	150,000	791,358
Kyushu Shinwa Holdings, Inc. (a)	303,000	834,134
M&T Bank Corp.	8,600	931,380
Nara Bancorp, Inc.	4,700	84,130
Nishi Nippon City Bank Ltd.	106,000	627,887
North Fork Bancorp, Inc., New York	38,334	985,950
SVB Financial Group (a)	50,000	2,474,000
The Keiyo Bank Ltd.	89,000	710,756
UCBH Holdings, Inc.	44,200	766,870
UnionBanCal Corp.	23,500	1,576,615
Westcorp	25,200	1,743,588
		17,703,338

TOTAL COMMERCIAL BANKS		100,162,697

CONSUMER FINANCE – 4.7%
Consumer Finance – 4.7%
Advanta Corp. Class B	21,600	747,576
American Express Co.	207,000	10,857,150
Capital One Financial Corp. (d)	31,530	2,626,449
Dollar Financial Corp.	186,033	2,435,172
SLM Corp.	56,300	3,150,548
		19,816,895

DIVERSIFIED CONSUMER SERVICES – 0.2%
Specialized Consumer Services 0.2%
Jackson Hewitt Tax Service, Inc.	33,600	848,736
DIVERSIFIED FINANCIAL SERVICES – 8.8%
Other Diversifed Financial Services – 6.8%
Citigroup, Inc.	141,769	6,603,600
ING Groep NV sponsored ADR	27,500	983,125
JPMorgan Chase & Co.	534,494	21,246,137
		28,832,862
Specialized Finance – 2.0%
Asset Acceptance Capital Corp. (a)	51,561	1,258,088

See accompanying notes which are an integral part of the financial statements.

79 Semiannual Report

Advisor Financial Services Fund
Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value (Note 1)

DIVERSIFIED FINANCIAL SERVICES – CONTINUED
Specialized Finance – continued
CIT Group, Inc.	50,800	$ 2,709,672
IntercontinentalExchange, Inc.	47,600	2,419,032
Marlin Business Services Corp. (a)	36,749	844,492
NETeller PLC (a)	73,300	1,021,661
		8,252,945

TOTAL DIVERSIFIED FINANCIAL SERVICES		37,085,807

HOUSEHOLD DURABLES – 0.2%
Homebuilding – 0.2%
D.R. Horton, Inc.	28,500	1,063,620
INSURANCE – 29.5%
Insurance Brokers – 0.6%
Marsh & McLennan Companies, Inc.	35,600	1,081,884
National Financial Partners Corp.	28,300	1,514,333
Willis Group Holdings Ltd.	2,100	72,891
		2,669,108
Life & Health Insurance – 4.9%
AFLAC, Inc.	95,200	4,469,640
American Equity Investment Life Holding
Co.	31,300	439,765
MetLife, Inc.	109,100	5,472,456
Protective Life Corp.	9,500	427,025
Prudential Financial, Inc.	48,900	3,684,126
Sun Life Financial, Inc.	119,500	5,008,938
Torchmark Corp.	17,500	981,750
		20,483,700
Multi-Line Insurance – 9.8%
American International Group, Inc.	525,860	34,422,792
Genworth Financial, Inc. Class A
(non vtg.)	17,800	583,128
Hartford Financial Services Group, Inc.	64,100	5,270,943
HCC Insurance Holdings, Inc.	42,150	1,309,179
		41,586,042
Property & Casualty Insurance 8.9%
ACE Ltd.	203,400	11,136,150
Allstate Corp.	81,000	4,216,050
AMBAC Financial Group, Inc.	27,250	2,093,073
Aspen Insurance Holdings Ltd.	147,400	3,416,732
Axis Capital Holdings Ltd.	60,900	1,820,910
Berkshire Hathaway, Inc. Class B (a)	1,264	3,706,048
Fidelity National Financial, Inc.	32,350	1,276,855
James River Group, Inc.	6,500	134,290
MBIA, Inc.	17,700	1,089,612
The St. Paul Travelers Companies, Inc.	97,300	4,415,474
XL Capital Ltd. Class A	62,500	4,228,750
		37,533,944

	Shares	Value (Note 1)
Reinsurance 5.3%
Endurance Specialty Holdings Ltd.	250,970	$ 8,264,442
Everest Re Group Ltd.	8,300	802,195
IPC Holdings Ltd.	5,600	152,656
Max Re Capital Ltd.	70,562	1,870,599
Montpelier Re Holdings Ltd.	35,300	681,290
PartnerRe Ltd.	56,500	3,490,570
Platinum Underwriters Holdings Ltd.	136,500	4,183,725
Scottish Re Group Ltd.	78,500	1,932,670
Swiss Reinsurance Co. (Reg.)	15,029	1,117,549
		22,495,696

TOTAL INSURANCE		124,768,490

REAL ESTATE 4.9%
Real Estate Investment Trusts 4.6%
Apartment Investment & Management
Co. Class A	47,100	2,002,692
CBL & Associates Properties, Inc.	24,292	1,028,037
Digital Realty Trust, Inc.	45,600	1,180,584
Duke Realty Corp.	23,000	834,440
Equity Lifestyle Properties, Inc.	14,200	653,200
Equity Residential (SBI)	72,900	3,091,689
Federal Realty Investment Trust (SBI)	7,400	494,468
General Growth Properties, Inc.	14,800	763,680
Healthcare Realty Trust, Inc.	47,000	1,646,880
Kimco Realty Corp.	20,600	722,854
Reckson Associates Realty Corp.	25,400	1,014,222
Simon Property Group, Inc.	48,400	4,009,456
The Mills Corp.	26,500	1,098,425
United Dominion Realty Trust, Inc. (SBI) .	40,800	1,036,728
		19,577,355
Real Estate Management & Development 0.3%
Mitsui Fudosan Co. Ltd.	63,000	1,326,259

TOTAL REAL ESTATE		20,903,614

THRIFTS & MORTGAGE FINANCE 8.3%
Thrifts & Mortgage Finance – 8.3%
Countrywide Financial Corp.	101,140	3,382,122
Doral Financial Corp.	24,300	264,141
Downey Financial Corp.	7,500	491,100
Fannie Mae	173,535	10,054,618
Freddie Mac	27,800	1,886,508
Golden West Financial Corp., Delaware	65,000	4,590,300
Hudson City Bancorp, Inc.	220,075	2,733,332
Hypo Real Estate Holding AG	15,900	1,037,660
MGIC Investment Corp.	16,900	1,115,569
Radian Group, Inc.	20,655	1,182,086
Sovereign Bancorp, Inc.	75,900	1,654,620
The PMI Group, Inc.	28,200	1,219,086

See accompanying notes which are an integral part of the financial statements.

Financial Services 80

Common Stocks continued
	Shares	Value (Note 1)

THRIFTS & MORTGAGE FINANCE – CONTINUED
Thrifts & Mortgage Finance – continued
W Holding Co., Inc.	109,774	$ 945,154
Washington Mutual, Inc.	109,300	4,625,576
		35,181,872

TOTAL COMMON STOCKS
(Cost $308,966,968)		422,617,510

Money Market Funds 1.8%

Fidelity Cash Central Fund,
4.46% (b)	4,736,411	4,736,411
Fidelity Securities Lending Cash
Central Fund, 4.48% (b)(c)	2,976,080	2,976,080
TOTAL MONEY MARKET FUNDS
(Cost $7,712,491)		7,712,491

TOTAL INVESTMENT PORTFOLIO 101.6%
(Cost $316,679,459)		430,330,001

NET OTHER ASSETS (1.6)%		(6,912,635)
NET ASSETS 100%		$ 423,417,366

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:

Fund	Income received
Fidelity Cash Central Fund	$38,319
Fidelity Securities Lending Cash Central Fund	44,042
Total	$82,361

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	78.4%
Bermuda	8.7%
Canada	3.1%
Switzerland	2.5%
Japan	2.0%
India	1.5%
United Kingdom	1.1%
Others (individually less than 1%)	2.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

81 Semiannual Report

Advisor Financial Services Fund

Financial Statements

Statement of Assets and Liabilities
	January 31, 2006 (Unaudited)

Assets
Investment in securities, at value (in-
cluding securities loaned of
$2,889,799) — See accompany-
ing schedule:
Unaffiliated issuers (cost
$308,966,968)	$422,617,510
Affiliated Central Funds (cost
$7,712,491)	7,712,491
Total Investments (cost
$316,679,459)		$430,330,001
Foreign currency held at value (cost
$56,819)		56,819
Receivable for investments sold		1,191,926
Receivable for fund shares sold		381,233
Dividends receivable		221,553
Interest receivable		7,370
Prepaid expenses		1,894
Other affiliated receivables		23
Other receivables		41,601
Total assets		432,232,420

Liabilities
Payable to custodian bank	$366,995
Payable for investments purchased	3,626,246
Payable for fund shares redeemed	1,219,396
Accrued management fee	201,298
Distribution fees payable	243,417
Other affiliated payables	130,458
Other payables and accrued
expenses	51,164
Collateral on securities loaned, at
value	2,976,080
Total liabilities		8,815,054

Net Assets		$423,417,366
Net Assets consist of:
Paid in capital		$298,985,321
Undistributed net investment income		40,986
Accumulated undistributed net real-
ized gain (loss) on investments and
foreign currency transactions		10,760,043
Net unrealized appreciation (de-
preciation) on investments and as-
sets and liabilities in foreign
currencies		113,631,016
Net Assets		$423,417,366

Statement of Assets and Liabilities continued
January 31, 2006 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption
price per share ($77,212,087 ÷
3,315,449 shares)	$23.29
Maximum offering price per share
(100/94.25 of $23.29)	$24.71
Class T:
Net Asset Value and redemption
price per share ($126,355,676
÷ 5,439,530 shares)	$23.23
Maximum offering price per share
(100/96.50 of $23.23)	$24.07
Class B:
Net Asset Value and offering price
per share ($137,423,570 ÷
6,033,085 shares)A	$22.78
Class C:
Net Asset Value and offering price
per share ($70,008,548 ÷
3,075,853 shares)A	$22.76

Institutional Class:
Net Asset Value, offering price and
redemption price per share
($12,417,485 ÷ 527,698
shares)	$23.53
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Financial Services 82

Statement of Operations
	Six months ended January 31, 2006 (Unaudited)

Investment Income
Dividends		$4,117,077
Interest		123
Income from affiliated Central Funds (including $44,042 from security lending)		82,361
Total income		4,199,561

Expenses
Management fee	$1,174,554
Transfer agent fees	696,346
Distribution fees	1,429,217
Accounting and security lending fees	86,645
Independent trustees’ compensation	891
Custodian fees and expenses	17,656
Registration fees	34,127
Audit	25,072
Legal	2,442
Miscellaneous	3,178
Total expenses before reductions	3,470,128
Expense reductions	(40,478)	3,429,650

Net investment income (loss)		769,911
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $(74,061)	17,105,208
Foreign currency transactions	(16,076)
Total net realized gain (loss)		17,089,132
Change in net unrealized appreciation (depreciation) on:
Investment securities (net of decrease in deferred foreign taxes of $69,707)	20,686,055
Assets and liabilities in foreign currencies	176
Total change in net unrealized appreciation (depreciation)		20,686,231
Net gain (loss)		37,775,363
Net increase (decrease) in net assets resulting from operations		$38,545,274

Statement of Changes in Net Assets
	Six months ended	Year ended
	January 31, 2006	July 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 769,911	$ 2,004,509
Net realized gain (loss)	17,089,132	35,584,689
Change in net unrealized appreciation (depreciation)	20,686,231	15,327,421
Net increase (decrease) in net assets resulting from operations	38,545,274	52,916,619
Distributions to shareholders from net investment income	(1,881,734)	(623,607)
Distributions to shareholders from net realized gain	(29,223,554)	(38,323,892)
Total distributions	(31,105,288)	(38,947,499)
Share transactions - net increase (decrease)	(10,283,296)	(69,921,968)
Redemption fees	5,747	19,265
Total increase (decrease) in net assets	(2,837,563)	(55,933,583)

Net Assets
Beginning of period	426,254,929	482,188,512
End of period (including undistributed net investment income of $40,986 and undistributed net investment income of
$1,342,292, respectively)	$ 423,417,366	$ 426,254,929

See accompanying notes which are an integral part of the financial statements.

83 Semiannual Report

Financial Highlights Class A
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 23.01	$ 22.17	$ 19.98	$ 17.83	$ 20.45	$ 18.29
Income from Investment Operations
Net investment income (loss)E		09.19	.14	.16	.12	.15
Net realized and unrealized gain (loss)	2.08	2.48	2.20	2.07	(2.60)	2.20
Total from investment operations	2.17	2.67	2.34	2.23	(2.48)	2.35
Distributions from net investment income	(.26)	(.07)	(.15)	(.08)	(.14)	(.19)
Distributions from net realized gain	(1.63)	(1.76)	—	—	—	—
Total distributions	(1.89)	(1.83)	(.15)	(.08)	(.14)	(.19)
Redemption fees added to paid in capitalE	—G	—G	—G	—G	—G	—G
Net asset value, end of period	23.29	$ 23.01	$ 22.17	$ 19.98	$ 17.83	$ 20.45
Total ReturnB,C,D	10.09%	12.60%	11.76%	12.57%	(12.16)%	12.86%
Ratios to Average Net AssetsF
Expenses before reductions	1.27%A	1.26%	1.27%	1.31%	1.27%	1.20%
Expenses net of fee waivers, if any	1.27%A	1.26%	1.27%	1.31%	1.27%	1.20%
Expenses net of all reductions	1.25%A	1.23%	1.25%	1.27%	1.23%	1.18%
Net investment income (loss)	79%A	.88%	.63%	.89%	.60%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,212	$ 68,012	$ 58,222	$ 57,255	60,475	$ 78,115
Portfolio turnover rate	39%A	61%	74%	60%	125%	110%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

Financial Highlights Class T
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 22.87	$ 22.07	$ 19.90	$ 17.77	$ 20.38	$ 18.21
Income from Investment Operations
Net investment income (loss)E		06.14	.09	.12	.07	.11
Net realized and unrealized gain (loss)	2.08	2.47	2.19	2.07	(2.59)	2.19
Total from investment operations	2.14	2.61	2.28	2.19	(2.52)	2.30
Distributions from net investment income	(.15)	(.05)	(.11)	(.06)	(.09)	(.13)
Distributions from net realized gain	(1.63)	(1.76)	—	—	—	—
Total distributions	(1.78)	(1.81)	(.11)	(.06)	(.09)	(.13)
Redemption fees added to paid in capitalE	—G	—G	—G	—G	—G	—G
Net asset value, end of period	$ 23.23	$ 22.87	$ 22.07	$ 19.90	$ 17.77	$ 20.38
Total ReturnB,C,D	9.96%	12.37%	11.49%	12.37%	(12.39)%	12.64%
Ratios to Average Net AssetsF
Expenses before reductions	1.49%A	1.48%	1.50%	1.53%	1.49%	1.43%
Expenses net of fee waivers, if any	1.49%A	1.48%	1.50%	1.53%	1.49%	1.43%
Expenses net of all reductions	1.47%A	1.46%	1.48%	1.49%	1.45%	1.41%
Net investment income (loss)	57%A	.66%	.41%	.67%	.38%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 126,356	$ 128,388	$ 144,887	$ 157,238	$ 169,429	$ 234,268
Portfolio turnover rate	39%A	61%	74%	60%	125%	110%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Financial Services 84

Financial Highlights Class B
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 22.33	$ 21.65	$ 19.53	$ 17.50	$ 20.08	$ 17.95
Income from Investment Operations
Net investment income (loss)E		01.03	(.02)	.03	(.03)	—G
Net realized and unrealized gain (loss)	2.02	2.41	2.16	2.03	(2.55)	2.16
Total from investment operations	2.03	2.44	2.14	2.06	(2.58)	2.16
Distributions from net investment income	(.01)	—	(.02)	(.03)	—	(.03)
Distributions from net realized gain	(1.57)	(1.76)	—	—	—	—
Total distributions	(1.58)	(1.76)	(.02)	(.03)	—	(.03)
Redemption fees added to paid in capitalE	—G	—G	—G	—G	—G	—G
Net asset value, end of period	$ 22.78	$ 22.33	$ 21.65	$ 19.53	$ 17.50	$ 20.08
Total ReturnB,C,D	9.66%	11.78%	10.96%	11.80%	(12.85)%	12.03%
Ratios to Average Net AssetsF
Expenses before reductions	2.01%A	2.00%	2.02%	2.03%	2.01%	1.96%
Expenses net of fee waivers, if any	2.01%A	2.00%	2.02%	2.03%	2.01%	1.96%
Expenses net of all reductions	1.99%A	1.98%	2.00%	1.99%	1.97%	1.94%
Net investment income (loss)	05%A	.14%	(.11)%	.17%	(.14)%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 137,424	$ 145,046	$ 179,873	$ 193,373	$ 206,460	$ 269,612
Portfolio turnover rate	39%A	61%	74%	60%	125%	110%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reduc tions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimburse ment by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

Financial Highlights Class C
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 22.34	$ 21.65	$ 19.53	$ 17.49	$ 20.05	$ 17.96
Income from Investment Operations
Net investment income (loss)E		01.04	(.01)	.04	(.02)	.01
Net realized and unrealized gain (loss)	2.03	2.42	2.15	2.03	(2.54)	2.15
Total from investment operations	2.04	2.46	2.14	2.07	(2.56)	2.16
Distributions from net investment income	(.02)	(.01)	(.02)	(.03)	—	(.07)
Distributions from net realized gain	(1.60)	(1.76)	—	—	—	—
Total distributions	(1.62)	(1.77)	(.02)	(.03)	—	(.07)
Redemption fees added to paid in capitalE	—G	—G	—G	—G	—G	—G
Net asset value, end of period	$ 22.76	$ 22.34	$ 21.65	$ 19.53	$ 17.49	$ 20.05
Total ReturnB,C,D	9.68%	11.88%	10.96%	11.86%	(12.77)%	12.03%
Ratios to Average Net AssetsF
Expenses before reductions	1.95%A	1.95%	1.97%	1.99%	1.96%	1.92%
Expenses net of fee waivers, if any	1.95%A	1.95%	1.97%	1.99%	1.96%	1.92%
Expenses net of all reductions	1.93%A	1.92%	1.95%	1.95%	1.92%	1.90%
Net investment income (loss)	10%A	.19%	(.06)%	.22%	(.09)%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,009	$ 72,181	$ 86,199	$ 97,434	$ 107,899	$ 149,160
Portfolio turnover rate	39%A	61%	74%	60%	125%	110%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reduc tions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimburse ment by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

85	Semiannual Report

Financial Highlights Institutional Class
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 23.29	$ 22.37	$ 20.17	$ 17.95	$ 20.59	$ 18.39
Income from Investment Operations
Net investment income (loss)D		13.29	.23	.24	.19	.22
Net realized and unrealized gain (loss)	2.11	2.50	2.21	2.09	(2.62)	2.22
Total from investment operations	2.24	2.79	2.44	2.33	(2.43)	2.44
Distributions from net investment income	(.37)	(.11)	(.24)	(.11)	(.21)	(.24)
Distributions from net realized gain	(1.63)	(1.76)	—	—	—	—
Total distributions	(2.00)	(1.87)	(.24)	(.11)	(.21)	(.24)
Redemption fees added to paid in capitalD	—F	—F	—F	—F	—F	—F
Net asset value, end of period	$ 23.53	$ 23.29	$ 22.37	$ 20.17	$ 17.95	$ 20.59
Total ReturnB,C	10.31%	13.06%	12.18%	13.07%	(11.84)%	13.29%
Ratios to Average Net AssetsE
Expenses before reductions	86%A	.86%	.88%	.88%	.89%	.87%
Expenses net of fee waivers, if any	86%A	.86%	.88%	.88%	.89%	.87%
Expenses net of all reductions	85%A	.84%	.85%	.84%	.85%	.84%
Net investment income (loss)	1.19%A	1.28%	1.03%	1.32%	.98%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,417	$ 12,629	$ 13,008	$ 14,539	$ 15,283	$ 17,966
Portfolio turnover rate	39%A	61%	74%	60%	125%	110%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrange ments or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Financial Services 86

Notes to Financial Statements For the period ended January 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Financial Services Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund’s investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transac tions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Pur chases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

87 Semiannual Report

Notes to Financial Statements (Unaudited) continued
1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distrib uting all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:
Unrealized appreciation	$115,784,786
Unrealized depreciation	(3,533,296)
Net unrealized appreciation (depreciation)	$112,251,490
Cost for federal income tax purposes	$318,078,511

Short Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (in cluding accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $80,160,274 and $119,476,356, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly manage ment fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund’s average net assets.

Financial Services

88

4. Fees and Other Transactions with Affiliates continued

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$88,738	$—
Class T	25%	.25%	307,164	—
Class B	75%	.25%	687,812	515,859
Class C	75%	.25%	345,503	10,410

			$1,429,217	$526,269

Sales Load. FDC receives a front end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and ..25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:
Retained
by FDC
Class A	$9,032
Class T	6,172
Class B*	133,034
Class C*	1,540
$149,778
* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$128,832	.36*
Class T	205,510	.33*
Class B	244,321	.36*
Class C	104,679	.30*
Institutional Class	13,004	.21*

	$696,346
* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,021 for the period.

89 Semiannual Report

Notes to Financial Statements (Unaudited) continued
5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $40,337 for the period. In addition, through arrangements with each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, credits reduced each class’ transfer agent expense as noted in the table below:

Transfer Agent
expense reduction
Class A	$22
Class B	119
$141

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:
	Six months ended	Year ended
	January 31,	July 31,
	2006	2005
From net investment income
Class A	$792,999	$192,609
Class T	784,595	326,696
Class B	62,350	—
Class C	47,101	38,785
Institutional Class	194,689	65,517
Total	$1,881,734	$623,607
From net realized gain
Class A	$4,951,957	$4,769,034
Class T	8,720,828	11,388,557
Class B	9,718,101	14,295,898
Class C	4,968,834	6,852,951
Institutional Class	863,834	1,017,452
Total	$29,223,554	$38,323,892

Financial Services

90

10. Share Transactions.

Transactions for each class of shares were as follows:
	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	January 31,	July 31,	January 31,	July 31,
	2006	2005	2006	2005
Class A
Shares sold	583,248	1,159,503	$13,161,193	$25,692,274
Reinvestment of distributions	234,686	198,478	5,118,374	4,334,590
Shares redeemed	(458,003)	(1,028,419)	(10,268,436)	(22,675,155)
Net increase (decrease)	359,931	329,562	$8,011,131	$7,351,709
Class T
Shares sold	277,530	420,019	$6,234,674	$9,262,219
Reinvestment of distributions	409,213	504,911	8,897,371	10,965,915
Shares redeemed	(860,901)	(1,875,686)	(19,208,147)	(41,342,266)
Net increase (decrease)	(174,158)	(950,756)	$(4,076,102)	$(21,114,132)
Class B
Shares sold	221,436	283,236	$4,824,824	$6,103,430
Reinvestment of distributions	394,521	574,588	8,409,179	12,205,894
Shares redeemed	(1,079,527)	(2,670,965)	(23,632,065)	(57,380,601)
Net increase (decrease)	(463,570)	(1,813,141)	$(10,398,062)	$(39,071,277)
Class C
Shares sold	159,092	213,518	$3,485,675	$4,587,619
Reinvestment of distributions	190,165	257,099	4,051,043	5,464,805
Shares redeemed	(504,935)	(1,219,971)	(11,021,498)	(26,243,393)
Net increase (decrease)	(155,678)	(749,354)	$(3,484,780)	$(16,190,969)
Institutional Class
Shares sold	20,296	62,760	$459,669	$1,387,106
Reinvestment of distributions	34,641	37,434	762,982	826,042
Shares redeemed	(69,389)	(139,433)	(1,558,134)	(3,110,447)
Net increase (decrease)	(14,452)	(39,239)	$(335,483)	$(897,299)

91 Semiannual Report

Advisor Health Care Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2005 to January 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	August 1, 2005 to
	August 1, 2005	January 31, 2006	January 31, 2006
Class A
Actual	$ 1,000.00	$ 1,068.00	$ 6.52
HypotheticalA	$ 1,000.00	$ 1,018.90	$ 6.36
Class T
Actual	$ 1,000.00	$ 1,066.70	$ 7.81
HypotheticalA	$ 1,000.00	$ 1,017.64	$ 7.63
Class B
Actual	$ 1,000.00	$ 1,064.10	$ 10.46
HypotheticalA	$ 1,000.00	$ 1,015.07	$ 10.21
Class C
Actual	$ 1,000.00	$ 1,064.30	$ 10.09
HypotheticalA	$ 1,000.00	$ 1,015.43	$ 9.86
Institutional Class
Actual	$ 1,000.00	$ 1,070.30	$ 4.49
HypotheticalA	$ 1,000.00	$ 1,020.87	$ 4.38

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	1.25%
Class T	1.50%
Class B	2.01%
Class C	1.94%
Institutional Class	86%

Health Care

92

Advisor Health Care Fund
Investment Changes

Top Ten Stocks as of January 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
UnitedHealth Group, Inc.	6.7	7.6
Pfizer, Inc.	5.8	1.9
Wyeth	4.8	3.6
Merck & Co., Inc.	4.1	1.0
Genentech, Inc.	3.8	6.5
Johnson & Johnson	3.6	7.0
Allergan, Inc.	2.6	1.6
Alcon, Inc.	2.6	2.6
WellPoint, Inc.	2.4	2.5
Novartis AG sponsored ADR	1.9	1.7
	38.3

93 Semiannual Report

Advisor Health Care Fund Investments January 31, 2006 (Unaudited) Showing Percentage of Net Assets

Common Stocks 99.9%
	Shares	Value (Note 1)

BEVERAGES – 0.3%
Soft Drinks – 0.3%
Hansen Natural Corp. (a)	24,811	$ 2,178,406
BIOTECHNOLOGY – 15.0%
Biotechnology – 15.0%
Affymetrix, Inc. (a)	70,400	2,687,872
Alnylam Pharmaceuticals, Inc. (a)	4,800	64,512
Altus Pharmaceuticals, Inc.	10,900	202,195
Amgen, Inc. (a)	215,200	15,685,928
Amylin Pharmaceuticals, Inc. (a)	68,600	2,908,640
Anadys Pharmaceuticals, Inc. (a)	6,000	65,820
Applera Corp.:
– Applied Biosystems Group	93,800	2,658,292
– Celera Genomics Group (a)	19,400	228,144
Arena Pharmaceuticals, Inc. (a)	7,200	122,184
Biogen Idec, Inc. (a)	134,200	6,005,450
BioMarin Pharmaceutical, Inc. (a)	137,653	1,614,670
Celgene Corp. (a)	63,100	4,489,565
Cephalon, Inc. (a)	25,200	1,786,428
Charles River Laboratories International,
Inc. (a)	47,100	2,172,723
DOV Pharmaceutical, Inc. (a)	18,100	279,464
DUSA Pharmaceuticals, Inc. (a)	86,400	879,552
Exelixis, Inc. (a)	72,697	783,674
Genentech, Inc. (a)	361,900	31,094,448
Genzyme Corp. (a)	4,045	286,952
Gilead Sciences, Inc. (a)	202,300	12,314,001
Human Genome Sciences, Inc. (a)	61,200	673,200
ICOS Corp. (a)	75,500	1,876,175
ImClone Systems, Inc. (a)	39,100	1,408,773
Inhibitex, Inc. (a)(f)	8,000	70,960
Invitrogen Corp. (a)	34,000	2,341,920
Martek Biosciences (a)	27,000	777,600
MedImmune, Inc. (a)	110,830	3,781,520
Millennium Pharmaceuticals, Inc. (a)	148,400	1,534,456
Myogen, Inc. (a)	20,200	753,864
Nektar Therapeutics (a)	38,500	762,300
Neurocrine Biosciences, Inc. (a)	144,700	8,793,419
ONYX Pharmaceuticals, Inc. (a)	33,100	929,779
Panacos Pharmaceuticals, Inc. (a)	18,800	173,900
PDL BioPharma, Inc. (a)	51,500	1,501,225
Renovis, Inc. (a)	46,100	939,057
Rigel Pharmaceuticals, Inc. (a)	6,300	49,077
Seracare Life Sciences, Inc. (a)	40,000	349,600
Serologicals Corp. (a)	47,200	1,055,392
Solexa, Inc. (a)(d)	49,500	431,145
Techne Corp. (a)	39,500	2,245,575
Tercica, Inc. (a)	233,200	1,604,416
Vertex Pharmaceuticals, Inc. (a)	111,100	3,968,492
ViroPharma, Inc. (a)	40,600	942,326
		123,294,685

	Shares	Value (Note 1)

CHEMICALS – 0.4%
Fertilizers & Agricultural Chemicals 0.4%
Monsanto Co.	35,900	$ 3,037,499
Syngenta AG sponsored ADR	3,200	81,728
		3,119,227

COMMERCIAL SERVICES & SUPPLIES 0.5%
Diversified Commercial & Professional Services 0.2%
Advisory Board Co. (a)	32,812	1,639,944
PICO Holdings, Inc. (a)	3,612	127,756
		1,767,700
Human Resource & Employment Services – 0.2%
Kforce, Inc. (a)	62,299	809,887
On Assignment, Inc. (a)	62,242	773,668
		1,583,555
Office Services & Supplies – 0.1%
Mine Safety Appliances Co.	17,100	681,093

TOTAL COMMERCIAL SERVICES & SUPPLIES		4,032,348

DIVERSIFIED CONSUMER SERVICES – 0.1%
Specialized Consumer Services 0.1%
Service Corp. International (SCI)	61,700	504,706
FOOD & STAPLES RETAILING 0.2%
Drug Retail – 0.0%
CVS Corp.	1,200	33,312
Food Distributors – 0.1%
United Natural Foods, Inc. (a)	24,700	798,551
Food Retail – 0.1%
Whole Foods Market, Inc.	12,800	945,536

TOTAL FOOD & STAPLES RETAILING		1,777,399

FOOD PRODUCTS – 0.2%
Agricultural Products – 0.0%
Bunge Ltd.	7,500	442,200
Packaged Foods & Meats – 0.2%
Groupe Danone sponsored ADR	54,300	1,219,578
Nestle SA sponsored ADR	1,000	73,400
		1,292,978

TOTAL FOOD PRODUCTS		1,735,178

HEALTH CARE EQUIPMENT & SUPPLIES – 18.6%
Health Care Equipment 14.2%
American Medical Systems Holdings,
Inc. (a)	300	6,798
Aspect Medical Systems, Inc. (a)	120,000	4,340,400
Baxter International, Inc.	308,930	11,384,071
Beckman Coulter, Inc.	15,500	923,025
Becton, Dickinson & Co.	163,900	10,620,720
Boston Scientific Corp. (a)	420,100	9,187,587
C.R. Bard, Inc.	105,650	6,700,323

See accompanying notes which are an integral part of the financial statements.

Health Care 94

Common Stocks continued
		Shares	Value (Note 1)

HEALTH CARE EQUIPMENT & SUPPLIES – CONTINUED
Health Care Equipment – continued
China Medical Technologies, Inc.
sponsored ADR (d)		29,000	$ 1,273,100
Conceptus, Inc. (a)		83,900	1,367,570
Cyberonics, Inc. (a)		300	9,003
Cytyc Corp. (a)		122,000	3,672,200
Dade Behring Holdings, Inc.		41,760	1,634,069
Edwards Lifesciences Corp. (a)		100	4,294
Epix Pharmaceuticals, Inc. (a)		136,200	619,710
Fisher Scientific International, Inc. (a)		51,400	3,437,118
Hillenbrand Industries, Inc.		12,400	610,328
Hologic, Inc. (a)		38,700	1,991,502
Hospira, Inc. (a)		3,482	155,820
IDEXX Laboratories, Inc. (a)		13,300	1,021,706
Imaging Dynamics Co. Ltd. (a)		75,200	330,129
Integra LifeSciences Holdings Corp. (a)	.	1,400	54,600
IntraLase Corp. (a)(d)		79,600	1,580,060
Intuitive Surgical, Inc. (a)		36,000	4,955,400
Invacare Corp.		33,000	1,141,470
Kinetic Concepts, Inc. (a)		34,000	1,230,460
Medtronic, Inc.		229,900	12,982,453
Mentor Corp.		52,300	2,353,500
Natus Medical, Inc. (a)		70,401	1,329,875
NMT Medical, Inc. (a)		4,600	100,648
Novoste Corp. (a)(e)		3,125	7,063
NuVasive, Inc. (a)		300	5,517
Palomar Medical Technologies, Inc. (a)	.	1,200	47,280
Phonak Holding AG		1,235	61,158
PhotoMedex, Inc. (a)		118,426	249,879
Quidel Corp. (a)		300	2,997
ResMed, Inc. (a)		100,600	3,967,664
Respironics, Inc. (a)		44,200	1,592,526
SonoSite, Inc. (a)		68,100	2,679,054
St. Jude Medical, Inc. (a)		87,200	4,284,136
Stereotaxis, Inc. (a)		280,229	3,609,350
Steris Corp.		21,000	567,000
Stryker Corp.		27,200	1,357,280
Syneron Medical Ltd. (a)		111,600	3,104,712
Synthes, Inc.		7,192	861,408
Thermo Electron Corp. (a)		69,000	2,321,160
Varian Medical Systems, Inc. (a)		31,000	1,866,510
Waters Corp. (a)		83,579	3,506,139
Zimmer Holdings, Inc. (a)		23,400	1,613,430
			116,722,202
Health Care Supplies 4.4%
Alcon, Inc.		163,800	20,953,296
Arrow International, Inc.		22,500	720,000
Cooper Companies, Inc.		32,400	1,795,932
Cynosure, Inc. Class A		3,400	69,530
DENTSPLY International, Inc.		33,800	1,815,060
DJ Orthopedics, Inc. (a)		98,400	3,230,472
ev3, Inc.		2,500	40,500

	Shares	Value (Note 1)
Gen Probe, Inc. (a)	22,300	$ 1,124,589
Immucor, Inc. (a)	20,700	622,035
Inverness Medical Innovations, Inc. (a)(f)	41,900	1,125,015
Lifecore Biomedical, Inc. (a)	65,700	895,491
Millipore Corp. (a)	32,270	2,219,531
NUCRYST Pharmaceuticals Corp.	77,500	790,684
Nutraceutical International Corp. (a)	77,170	1,115,878
West Pharmaceutical Services, Inc.	1,000	30,530
		36,548,543

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		153,270,745

HEALTH CARE PROVIDERS & SERVICES – 30.9%
Health Care Distributors & Services 3.1%
AmerisourceBergen Corp.	52,200	2,278,008
Andrx Corp. (a)	58,200	1,021,410
Cardinal Health, Inc.	106,800	7,693,872
Henry Schein, Inc. (a)	73,000	3,404,720
McKesson Corp.	207,700	11,008,100
Symbion Health Ltd.	157,300	411,491
		25,817,601
Health Care Facilities 6.1%
Acibadem Saglik Hizmetleri AS	29,349	308,120
American Retirement Corp. (a)	218,477	5,949,129
Brookdale Senior Living, Inc.	181,300	6,118,875
Bumrungrad Hospital PCL (For. Reg.)	867,700	718,811
Capital Senior Living Corp. (a)	236,800	2,484,032
Community Health Systems, Inc. (a)	126,400	4,599,696
Genesis HealthCare Corp. (a)	300	10,995
HCA, Inc.	112,100	5,501,868
Health Management Associates, Inc.
Class A	97,300	2,045,246
HealthSouth Corp. (a)	12,400	59,892
LCA Vision, Inc.	300	16,851
LifePoint Hospitals, Inc. (a)	26,100	805,185
Odyssey Healthcare, Inc. (a)	99,300	2,023,734
Psychiatric Solutions, Inc. (a)	140,400	4,631,796
Radiation Therapy Services, Inc. (a)	300	8,970
Sunrise Senior Living, Inc. (a)	34,500	1,254,075
Symbion, Inc. (a)	2,500	57,750
Tenet Healthcare Corp. (a)	31,300	227,551
Triad Hospitals, Inc. (a)	19,800	812,988
U.S. Physical Therapy, Inc. (a)	22,238	413,627
United Surgical Partners International,
Inc. (a)	148,888	5,770,899
Universal Health Services, Inc. Class B	8,300	394,333
VCA Antech, Inc. (a)	216,800	5,998,856
		50,213,279
Health Care Services 8.3%
American Dental Partners, Inc. (a)	49,760	816,064
American Healthways, Inc. (a)	120,752	5,395,199
Apria Healthcare Group, Inc. (a)	5,100	124,287
Caremark Rx, Inc. (a)	194,900	9,608,570

See accompanying notes which are an integral part of the financial statements.

95 Semiannual Report

Advisor Health Care Fund
Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value (Note 1)

HEALTH CARE PROVIDERS & SERVICES – CONTINUED
Health Care Services – continued
Cerner Corp. (a)	27,500	$ 1,237,500
Chemed Corp.	93,600	4,975,776
Covance, Inc. (a)	40,700	2,312,167
Cross Country Healthcare, Inc. (a)	300	5,928
DaVita, Inc. (a)	103,550	5,669,363
Eclipsys Corp. (a)	197,400	4,354,644
Emdeon Corp. (a)	132,816	1,240,501
Emergency Medical Services Corp.
Class A	52,900	662,837
Express Scripts, Inc. (a)	62,900	5,742,141
Fresenius Medical Care AG sponsored
ADR	300	10,605
Gentiva Health Services, Inc. (a)	300	5,697
Health Grades, Inc. (a)	144,800	852,858
I trax, Inc. (a)	24,700	72,865
IMS Health, Inc.	93,200	2,292,720
Lincare Holdings, Inc. (a)	36,700	1,550,942
Matria Healthcare, Inc. (a)	9,900	422,433
Medco Health Solutions, Inc. (a)	153,200	8,288,120
Omnicare, Inc.	82,100	4,080,370
PAREXEL International Corp. (a)	300	7,314
Pediatric Services of America, Inc. (a)	7,900	113,128
Pediatrix Medical Group, Inc. (a)	10,500	920,640
Pharmaceutical Product Development,
Inc.	13,300	920,094
QMed, Inc. (a)	7,100	70,290
RehabCare Group, Inc. (a)	44,400	851,592
ResCare, Inc. (a)	135,136	2,593,260
SFBC International, Inc. (a)	39,800	877,590
Systems Xcellence, Inc. (a)	24,700	63,108
WebMD Health Corp. Class A (d)	61,415	2,452,915
		68,591,518
Managed Health Care 13.4%
Aetna, Inc.	155,600	15,062,080
AMERIGROUP Corp. (a)	80,700	1,801,224
Coventry Health Care, Inc. (a)	50	2,979
Health Net, Inc. (a)	261,000	12,885,570
Humana, Inc. (a)	39,200	2,186,184
Magellan Health Services, Inc. (a)	12,800	466,944
Sierra Health Services, Inc. (a)	47,600	1,885,912
UnitedHealth Group, Inc.	924,409	54,928,378
Wellcare Health Plans, Inc. (a)	20,100	812,643
WellPoint, Inc. (a)	259,500	19,929,600
		109,961,514

TOTAL HEALTH CARE PROVIDERS & SERVICES		254,583,912

HOTELS, RESTAURANTS & LEISURE – 0.0%
Leisure Facilities 0.0%
Life Time Fitness, Inc. (a)	2,300	88,757
	Shares	Value (Note 1)

HOUSEHOLD DURABLES – 0.1%
Consumer Electronics – 0.1%
Koninklijke Philips Electronics NV (NY
Shares)	25,000	$ 841,750
INTERNET & CATALOG RETAIL – 0.5%
Internet Retail 0.5%
NutriSystem, Inc. (a)(d)	88,700	4,337,430
PERSONAL PRODUCTS 1.0%
Personal Products 1.0%
Herbalife Ltd. (a)	223,100	7,719,260
NBTY, Inc. (a)	34,800	720,012
		8,439,272

PHARMACEUTICALS – 32.1%
Pharmaceuticals 32.1%
Abbott Laboratories	70,820	3,055,883
Adams Respiratory Therapeutics, Inc.	14,998	647,614
Allergan, Inc.	185,950	21,644,580
Astellas Pharma, Inc.	57,600	2,380,977
AstraZeneca PLC sponsored ADR	3,500	170,240
Axcan Pharma, Inc. (a)	24,700	451,082
Barr Pharmaceuticals, Inc. (a)	73,600	4,826,688
Collagenex Pharmaceuticals, Inc. (a)	31,900	416,614
Dr. Reddy’s Laboratories Ltd. sponsored
ADR	5,400	138,240
Endo Pharmaceuticals Holdings, Inc. (a) .	63,200	1,813,840
First Horizon Pharmaceutical Corp. (a)	48,900	822,009
Forest Laboratories, Inc. (a)	217,000	10,042,760
GlaxoSmithKline PLC sponsored ADR	71,000	3,638,040
Impax Laboratories, Inc. (a)	9,200	92,460
Ista Pharmaceuticals, Inc. (a)(d)	2,769	19,411
Johnson & Johnson	520,258	29,935,645
King Pharmaceuticals, Inc. (a)	112,500	2,109,375
Kos Pharmaceuticals, Inc. (a)	58,595	2,567,047
Labopharm, Inc. (a)	5,200	41,547
Mayne Pharma Ltd. (a)	205,700	397,729
Medicis Pharmaceutical Corp. Class A	99,000	3,060,090
Merck & Co., Inc.	985,400	33,996,300
MGI Pharma, Inc. (a)	31,400	523,438
Mylan Laboratories, Inc.	61,000	1,201,700
Novartis AG sponsored ADR	289,800	15,985,368
Par Pharmaceutical Companies, Inc. (a) .	15,700	519,356
Penwest Pharmaceuticals Co. (a)	59,300	1,223,359
Pfizer, Inc.	1,860,320	47,773,018
Ranbaxy Laboratories Ltd. sponsored
GDR	58,418	539,198
Roche Holding AG (participation
certificate)	72,488	11,455,174
Salix Pharmaceuticals Ltd. (a)	315,300	5,483,067
Schering Plough Corp.	209,500	4,011,925
Sepracor, Inc. (a)	46,000	2,617,860
Takeda Pharamaceutical Co. Ltd.	14,000	792,295

See accompanying notes which are an integral part of the financial statements.

Health Care 96

Common Stocks continued
	Shares	Value (Note 1)

PHARMACEUTICALS – CONTINUED
Pharmaceuticals – continued
Taro Pharmaceutical Industries Ltd. (a)	3,800	$ 56,468
Teva Pharmaceutical Industries Ltd.
sponsored ADR	234,792	10,009,183
Valeant Pharmaceuticals International	12,400	222,704
Watson Pharmaceuticals, Inc. (a)	13,300	440,097
Wyeth	851,220	39,368,925
		264,491,306

REAL ESTATE 0.0%
Real Estate Investment Trusts 0.0%
Ventas, Inc.	2,500	76,500
TOTAL COMMON STOCKS
(Cost $673,948,956)		822,771,621

Nonconvertible Preferred Stocks 0.0%

BIOTECHNOLOGY – 0.0%
Biotechnology – 0.0%
GeneProt, Inc. Series A (a)(f)
(Cost $234,135)	43,000	43

Money Market Funds 1.0%

Fidelity Cash Central Fund,
4.46% (b)	2,058,535	2,058,535
Fidelity Securities Lending Cash
Central Fund, 4.48% (b)(c)	5,938,800	5,938,800
TOTAL MONEY MARKET FUNDS
(Cost $7,997,335)		7,997,335

TOTAL INVESTMENT PORTFOLIO 100.9%
(Cost $682,180,426)		830,768,999

NET OTHER ASSETS (0.9)%		(7,480,172)
NET ASSETS 100%		$ 823,288,827

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $7,063 or 0.0% of net assets.

(f) Restricted securities – Investment in securities not registered under the
Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to
$1,196,018 or 0.1% of net assets.

Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
GeneProt, Inc. Series A	7/7/00	$236,500
Inhibitex, Inc.	12/29/05	$65,600
	1/18/06 -
Inverness Medical Innovations, Inc.	1/31/06	$1,132,191

Affiliated Central Funds

Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:

Fund	Income received
Fidelity Cash Central Fund	$37,773
Fidelity Securities Lending Cash Central Fund	17,320
Total	$55,093

See accompanying notes which are an integral part of the financial statements.

97 Semiannual Report

Advisor Health Care Fund Investments (Unaudited) - continued

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	89.8%
Switzerland	5.9%
Israel	1.6%
Cayman Islands	1.1%
Others (individually less than 1%)	1.6%
100.0%

Income Tax Information

At July 31, 2005, the fund had a capital loss carryforward of approximately $25,340,648 of which $11,940,350 and $13,400,298 will expire on July 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Health Care 98

Advisor Health Care Fund

Financial Statements

Statement of Assets and Liabilities
	January 31, 2006 (Unaudited)

Assets
Investment in securities, at value (in-
cluding securities loaned of
$5,909,651) — See accompany-
ing schedule:
Unaffiliated issuers (cost
$674,183,091)	$822,771,664
Affiliated Central Funds (cost
$7,997,335)	7,997,335
Total Investments (cost
$682,180,426)		$830,768,999
Cash		215,280
Receivable for investments sold		12,220,984
Receivable for fund shares sold		1,012,198
Dividends receivable		50,025
Interest receivable		6,408
Prepaid expenses		3,488
Other affiliated receivables		898
Other receivables		104,702
Total assets		844,382,982

Liabilities
Payable for investments purchased	$11,662,916
Payable for fund shares redeemed	2,340,074
Accrued management fee	390,449
Distribution fees payable	459,368
Other affiliated payables	267,959
Other payables and accrued
expenses	34,589
Collateral on securities loaned, at
value	5,938,800
Total liabilities		21,094,155

Net Assets		$823,288,827
Net Assets consist of:
Paid in capital		$632,073,954
Accumulated net investment loss		(4,180,162)
Accumulated undistributed net real-
ized gain (loss) on investments and
foreign currency transactions		46,806,526
Net unrealized appreciation (de-
preciation) on investments and as-
sets and liabilities in foreign
currencies		148,588,509
Net Assets		$823,288,827

Statement of Assets and Liabilities continued
January 31, 2006 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption
price per share ($175,086,384
÷ 7,158,984 shares)	$24.46
Maximum offering price per share
(100/94.25 of $24.46)	$25.95
Class T:
Net Asset Value and redemption
price per share ($249,202,375
÷ 10,401,908 shares)	$23.96
Maximum offering price per share
(100/96.50 of $23.96)	$24.83
Class B:
Net Asset Value and offering price
per share ($243,768,767 ÷
10,647,793 shares)A	$22.89
Class C:
Net Asset Value and offering price
per share ($134,703,907 ÷
5,867,285 shares)A	$22.96
Institutional Class:
Net Asset Value, offering price and
redemption price per share
($20,527,394 ÷ 818,309
shares)	$25.09
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

99 Semiannual Report

Advisor Health Care Fund
Financial Statements - continued

Statement of Operations
	Six months ended January 31, 2006 (Unaudited)

Investment Income
Dividends		$2,260,055
Interest		2,321
Income from affiliated Central Funds (including $17,320 from security lending)		55,093
Total income		2,317,469

Expenses
Management fee	$2,293,595
Transfer agent fees	1,465,424
Distribution fees	2,739,398
Accounting and security lending fees	148,012
Independent trustees’ compensation	1,723
Custodian fees and expenses	22,093
Registration fees	35,194
Audit	25,268
Legal	4,577
Miscellaneous	4,777
Total expenses before reductions	6,740,061
Expense reductions	(242,888)	6,497,173

Net investment income (loss)		(4,179,704)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	78,363,368
Foreign currency transactions	(2,665)
Total net realized gain (loss)		78,360,703
Change in net unrealized appreciation (depreciation) on:
Investment securities	(22,709,753)
Assets and liabilities in foreign currencies	(568)
Total change in net unrealized appreciation (depreciation)		(22,710,321)
Net gain (loss)		55,650,382
Net increase (decrease) in net assets resulting from operations		$51,470,678

Statement of Changes in Net Assets
	Six months ended	Year ended
	January 31, 2006	July 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (4,179,704)	$ (5,116,814)
Net realized gain (loss)	78,360,703	26,792,251
Change in net unrealized appreciation (depreciation)	(22,710,321)	122,599,712
Net increase (decrease) in net assets resulting from operations	51,470,678	144,275,149
Distributions to shareholders from net realized gain	(1,408,666)	—
Share transactions - net increase (decrease)	(26,595,854)	(127,767,624)
Redemption fees	15,986	24,114
Total increase (decrease) in net assets	23,482,144	16,531,639

Net Assets
Beginning of period	799,806,683	783,275,044
End of period (including accumulated net investment loss of $4,180,162 and accumulated net investment loss of
$458, respectively)	$ 823,288,827	$ 799,806,683

See accompanying notes which are an integral part of the financial statements.

Health Care 100

Financial Highlights Class A
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 22.94	$ 18.91	$ 18.29	$ 16.51	$ 20.41	$ 22.02
Income from Investment Operations
Net investment income (loss)E	(.07)	(.05)	(.05)	—G	(.04)	.01
Net realized and unrealized gain (loss)	1.63	4.08	.67	1.78	(3.86)	(.50)
Total from investment operations	1.56	4.03	.62	1.78	(3.90)	(.49)
Distributions from net realized gain	(.04)	—	—	—	—	(1.12)
Redemption fees added to paid in capitalE	—G	—G	—G	—G	—G	—G
Net asset value, end of period	$ 24.46	$ 22.94	$ 18.91	$ 18.29	$ 16.51	$ 20.41
Total ReturnB,C,D	6.80%	21.31%	3.39%	10.78%	(19.11)%	(2.50)%
Ratios to Average Net AssetsF
Expenses before reductions	1.25%A	1.28%	1.32%	1.34%	1.29%	1.19%
Expenses net of fee waivers, if any	1.25%A	1.28%	1.32%	1.34%	1.29%	1.19%
Expenses net of all reductions	1.19%A	1.26%	1.29%	1.27%	1.24%	1.17%
Net investment income (loss)	(.61)%A	(.22)%	(.26)%	(.01)%	(.23)%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 175,086	$ 139,158	$ 104,258	$ 108,692	$ 103,292	$ 136,304
Portfolio turnover rate	132%A	71%	60%	120%	167%	71%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

Financial Highlights Class T
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 22.50	$ 18.60	$ 18.03	$ 16.31	$ 20.22	$ 21.87
Income from Investment Operations
Net investment income (loss)E	(.10)	(.09)	(.09)	(.04)	(.09)	(.04)
Net realized and unrealized gain (loss)	1.60	3.99	.66	1.76	(3.82)	(.49)
Total from investment operations	1.50	3.90	.57	1.72	(3.91)	(.53)
Distributions from net realized gain	(.04)	—	—	—	—	(1.12)
Redemption fees added to paid in capitalE	—G	—G	—G	—G	—G	—G
Net asset value, end of period	$ 23.96	$ 22.50	$ 18.60	$ 18.03	$ 16.31	$ 20.22
Total ReturnB,C,D	6.67%	20.97%	3.16%	10.55%	(19.34)%	(2.71)%
Ratios to Average Net AssetsF
Expenses before reductions	1.50%A	1.53%	1.56%	1.59%	1.52%	1.43%
Expenses net of fee waivers, if any	1.50%A	1.53%	1.56%	1.59%	1.52%	1.43%
Expenses net of all reductions	1.45%A	1.51%	1.53%	1.51%	1.47%	1.41%
Net investment income (loss)	(.87)%A	(.47)%	(.51)%	(.26)%	(.46)%	(.18)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 249,202	$ 243,353	$ 243,176	$ 264,115	$ 274,243	$ 383,643
Portfolio turnover rate	132%A	71%	60%	120%	167%	71%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

101 Semiannual Report

Financial Highlights Class B
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 21.55	$ 17.91	$ 17.45	$ 15.86	$ 19.76	$ 21.50
Income from Investment Operations
Net investment income (loss)E	(.15)	(.19)	(.18)	(.12)	(.18)	(.14)
Net realized and unrealized gain (loss)	1.53	3.83	.64	1.71	(3.72)	(.48)
Total from investment operations	1.38	3.64	.46	1.59	(3.90)	(.62)
Distributions from net realized gain	(.04)	—	—	—	—	(1.12)
Redemption fees added to paid in capitalE	—G	—G	—G	—G	—G	—G
Net asset value, end of period	$ 22.89	$ 21.55	$ 17.91	$ 17.45	$ 15.86	$ 19.76
Total ReturnB,C,D	6.41%	20.32%	2.64%	10.03%	(19.74)%	(3.20)%
Ratios to Average Net AssetsF
Expenses before reductions	2.01%A	2.04%	2.06%	2.05%	2.02%	1.95%
Expenses net of fee waivers, if any	2.01%A	2.04%	2.06%	2.05%	2.02%	1.95%
Expenses net of all reductions	1.96%A	2.01%	2.03%	1.98%	1.98%	1.93%
Net investment income (loss)	(1.38)%A	(.98)%	(1.01)%	(.73)%	(.97)%	(.70)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 243,769	$ 266,319	$ 285,299	$ 317,906	$ 334,056	$ 456,851
Portfolio turnover rate	132%A	71%	60%	120%	167%	71%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reduc tions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimburse ment by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

Financial Highlights Class C
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 21.61	$ 17.94	$ 17.47	$ 15.87	$ 19.76	$ 21.50
Income from Investment Operations
Net investment income (loss)E	(.14)	(.17)	(.17)	(.11)	(.17)	(.14)
Net realized and unrealized gain (loss)	1.53	3.84	.64	1.71	(3.72)	(.48)
Total from investment operations	1.39	3.67	.47	1.60	(3.89)	(.62)
Distributions from net realized gain	(.04)	—	—	—	—	(1.12)
Redemption fees added to paid in capitalE	—G	—G	—G	—G	—G	—G
Net asset value, end of period	$ 22.96	$ 21.61	$ 17.94	$ 17.47	$ 15.87	$ 19.76
Total ReturnB,C,D	6.43%	20.46%	2.69%	10.08%	(19.69)%	(3.20)%
Ratios to Average Net AssetsF
Expenses before reductions	1.94%A	1.97%	2.00%	2.00%	1.97%	1.91%
Expenses net of fee waivers, if any	1.94%A	1.97%	2.00%	2.00%	1.97%	1.91%
Expenses net of all reductions	1.88%A	1.94%	1.97%	1.92%	1.93%	1.89%
Net investment income (loss)	(1.31)%A	(.91)%	(.95)%	(.67)%	(.92)%	(.66)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 134,704	$ 131,277	$ 130,184	$ 150,576	$ 160,877	$ 229,494
Portfolio turnover rate	132%A	71%	60%	120%	167%	71%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reduc tions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimburse ment by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Health Care 102

Financial Highlights Institutional Class
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 23.48	$ 19.28	$ 18.58	$ 16.70	$ 20.58	$ 22.13
Income from Investment Operations
Net investment income (loss)D	(.03)	.04	.03	.06	.02	.07
Net realized and unrealized gain (loss)	1.68	4.16	.67	1.82	(3.90)	(.50)
Total from investment operations	1.65	4.20	.70	1.88	(3.88)	(.43)
Distributions from net realized gain	(.04)	—	—	—	—	(1.12)
Redemption fees added to paid in capitalD	—F	—F	—F	—F	—F	—F
Net asset value, end of period	$ 25.09	$ 23.48	$ 19.28	$ 18.58	$ 16.70	$ 20.58
Total ReturnB,C	7.03%	21.78%	3.77%	11.26%	(18.85)%	(2.21)%
Ratios to Average Net AssetsE
Expenses before reductions	86%A	.88%	.91%	.96%	.95%	.91%
Expenses net of fee waivers, if any	86%A	.88%	.91%	.96%	.95%	.91%
Expenses net of all reductions	80%A	.85%	.88%	.88%	.90%	.89%
Net investment income (loss)	(.22)%A	.18%	.14%	.37%	.11%	.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,527	$ 19,698	$ 20,358	$ 23,364	$ 35,923	$ 45,200
Portfolio turnover rate	132%A	71%	60%	120%	167%	71%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrange ments or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

103 Semiannual Report

Notes to Financial Statements For the period ended January 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Health Care Fund (the fund) is a non diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management invest ment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transac tions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Pur chases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Health Care

104

1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distrib uting all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions, deferred trustees compensation, net operating losses, capital loss carryfor wards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$164,457,412
Unrealized depreciation	(17,251,288)
Net unrealized appreciation (depreciation)	$147,206,124
Cost for federal income tax purposes	$683,562,875

Short Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (in cluding accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $531,219,931 and $556,307,589, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly manage ment fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund’s average net assets.

105 Semiannual Report

Notes to Financial Statements (Unaudited) continued
4. Fees and Other Transactions with Affiliates continued

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$193,582	$—
Class T	25%	.25%	610,148	—
Class B	75%	.25%	1,275,626	956,719
Class C	75%	.25%	660,042	48,689
			$2,739,398	$1,005,408

Sales Load. FDC receives a front end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and ..25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:
Retained
by FDC
Class A	$54,549
Class T	20,009
Class B*	202,848
Class C*	1,592
$278,998

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$287,017	.37*
Class T	457,258	.37*
Class B	492,577	.39*
Class C	205,815	.31*
Institutional Class	22,757	.23*
	$1,465,424

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,481 for the period.

Health Care

106

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $239,582 for the period. In addition, through arrangements with each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction
Class A	$ 3,306

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:
	Six months ended	Year ended
	January 31,	July 31,
	2006	2005
From net realized gain
Class A	$268,380	$—
Class T	418,495	—
Class B	451,789	—
Class C	237,311	—
Institutional Class	32,691	—
Total	$1,408,666	$—

107 Semiannual Report

Notes to Financial Statements (Unaudited) continued

10. Share Transactions.

Transactions for each class of shares were as follows:
	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	January 31,	July 31,	January 31,	July 31,
	2006	2005	2006	2005
Class A
Shares sold	1,937,708	2,249,275	$45,827,628	$46,669,256
Reinvestment of distributions	9,593	—	231,280	—
Shares redeemed	(855,752)	(1,695,541)	(20,130,740)	(34,388,787)
Net increase (decrease)	1,091,549	553,734	$25,928,168	$12,280,469
Class T
Shares sold	900,345	1,442,909	$20,821,038	$29,136,425
Reinvestment of distributions	16,685	—	394,110	—
Shares redeemed	(1,331,958)	(3,703,075)	(30,770,110)	(73,845,453)
Net increase (decrease)	(414,928)	(2,260,166)	$(9,554,962)	$(44,709,028)
Class B
Shares sold	390,126	688,188	$8,614,578	$13,318,322
Reinvestment of distributions	17,560	—	396,692	—
Shares redeemed	(2,115,318)	(4,265,630)	(46,880,930)	(81,968,667)
Net increase (decrease)	(1,707,632)	(3,577,442)	$(37,869,660)	$(68,650,345)
Class C
Shares sold	389,294	718,292	$8,626,591	$14,077,610
Reinvestment of distributions	8,336	—	188,810	—
Shares redeemed	(605,896)	(1,900,462)	(13,423,570)	(36,319,943)
Net increase (decrease)	(208,266)	(1,182,170)	$(4,608,169)	$(22,242,333)
Institutional Class
Shares sold	50,558	80,685	$1,225,109	$1,707,265
Reinvestment of distributions	990	—	24,473	—
Shares redeemed	(72,243)	(297,641)	(1,740,813)	(6,153,652)
Net increase (decrease)	(20,695)	(216,956)	$(491,231)	$(4,446,387)

Health Care

108

Advisor Natural Resources Fund Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2005 to January 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	August 1, 2005 to
	August 1, 2005	January 31, 2006	January 31, 2006
Class A
Actual	$ 1,000.00	$ 1,336.10	$ 7.18
HypotheticalA	$ 1,000.00	$ 1,019.06	$ 6.21
Class T
Actual	$ 1,000.00	$ 1,335.00	$ 8.42
HypotheticalA	$ 1,000.00	$ 1,018.00	$ 7.27
Class B
Actual	$ 1,000.00	$ 1,331.20	$ 11.58
HypotheticalA	$ 1,000.00	$ 1,015.27	$ 10.01
Class C
Actual	$ 1,000.00	$ 1,331.80	$ 11.34
HypotheticalA	$ 1,000.00	$ 1,015.48	$ 9.80
Institutional Class
Actual	$ 1,000.00	$ 1,338.90	$ 5.13
HypotheticalA	1,000.00	$ 1,020.82	$ 4.43

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	1.22%
Class T	1.43%
Class B	1.97%
Class C	1.93%
Institutional Class	87%

109 109 Semiannual Report

Advisor Natural Resources Fund
Investment Changes

Top Ten Stocks as of January 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Halliburton Co.	4.7	4.3
National Oilwell Varco, Inc.	4.6	5.2
GlobalSantaFe Corp.	4.0	1.8
Schlumberger Ltd. (NY Shares)	3.5	5.0
Smith International, Inc.	3.2	3.3
Newmont Mining Corp.	3.0	3.4
Valero Energy Corp.	2.5	3.8
BJ Services Co.	2.5	1.7
ConocoPhillips	2.4	5.1
Occidental Petroleum Corp.	1.8	1.8
	32.2

Natural Resources 110

Advisor Natural Resources Fund Investments January 31, 2006 (Unaudited) Showing Percentage of Net Assets

Common Stocks 99.0%
	Shares	Value (Note 1)

CAPITAL MARKETS 0.2%
Diversified Capital Markets 0.2%
VSMPO AVISMA Corp. warrants (UBS
Warrant Programme) 10/28/06 (a)	6,329	$ 1,227,826
CHEMICALS – 0.9%
Diversified Chemicals – 0.4%
Ashland, Inc.	45,400	2,992,768
Fertilizers & Agricultural Chemicals 0.4%
Potash Corp. of Saskatchewan	38,800	3,491,813
Specialty Chemicals – 0.1%
Tokuyama Corp.	29,000	549,945

TOTAL CHEMICALS		7,034,526

COMMERCIAL SERVICES & SUPPLIES 0.5%
Environmental & Facility Services – 0.1%
Team, Inc. (a)	29,500	890,900
Human Resource & Employment Services – 0.4%
Brunel International NV	53,100	1,239,023
CDI Corp.	53,000	1,445,310
		2,684,333

TOTAL COMMERCIAL SERVICES & SUPPLIES		3,575,233

CONSTRUCTION & ENGINEERING – 2.3%
Construction & Engineering – 2.3%
Chicago Bridge & Iron Co. NV
(NY Shares)	170,600	5,263,010
Fluor Corp.	37,800	3,324,510
McDermott International, Inc. (a)	137,200	7,134,400
Shaw Group, Inc. (a)	66,400	2,365,168
		18,087,088

CONTAINERS & PACKAGING 0.2%
Metal & Glass Containers 0.2%
Owens Illinois, Inc. (a)	78,300	1,721,817
ELECTRIC UTILITIES – 0.5%
Electric Utilities – 0.5%
E.ON AG	35,700	3,998,043
ELECTRICAL EQUIPMENT – 1.1%
Electrical Components & Equipment – 0.2%
Suntech Power Holdings Co. Ltd.
sponsored ADR	41,700	1,771,833
Heavy Electrical Equipment – 0.9%
ABB Ltd. sponsored ADR (a)	179,100	1,955,772
Areva (investment certificates)(non vtg.) .	100	57,472
Vestas Wind Systems AS (a)(d)	251,600	4,956,788
		6,970,032

TOTAL ELECTRICAL EQUIPMENT		8,741,865

	Shares	Value (Note 1)

ENERGY EQUIPMENT & SERVICES – 30.8%
Oil & Gas Drilling – 7.6%
Cathedral Energy Services Income Trust .	108,800	$ 1,151,095
Diamond Offshore Drilling, Inc.	88,900	7,544,943
ENSCO International, Inc.	1,600	81,792
GlobalSantaFe Corp.	515,300	31,459,065
Helmerich & Payne, Inc.	200	15,672
Nabors Industries Ltd. (a)	1,100	89,375
Noble Corp.	67,200	5,405,568
Patterson UTI Energy, Inc.	2,900	109,098
Pride International, Inc. (a)	256,800	9,067,608
Rowan Companies, Inc.	900	40,347
Stoneham Drilling Trust	51,900	1,253,128
TODCO Class A	1,200	53,520
Transocean, Inc. (a)	43,800	3,554,370
		59,825,581
Oil & Gas Equipment & Services 23.2%
Baker Hughes, Inc.	122,350	9,474,784
BJ Services Co.	480,300	19,447,347
Cooper Cameron Corp. (a)	30,000	1,451,700
Core Laboratories NV (a)	64,200	2,862,036
Dawson Geophysical Co. (a)	73,700	2,376,825
FMC Technologies, Inc. (a)	2,300	119,186
Global Industries Ltd. (a)	5,000	70,000
Grant Prideco, Inc. (a)	62,500	3,130,625
Halliburton Co.	457,300	36,378,211
Hydril Co. (a)	23,000	1,894,050
Maverick Tube Corp. (a)	2,500	119,625
NATCO Group, Inc. Class A (a)	35,200	1,017,984
National Oilwell Varco, Inc. (a)	467,432	35,557,552
Oil States International, Inc. (a)	4,200	171,780
RPC, Inc.	86,900	2,875,521
Saipem Spa	3,800	75,821
Savanna Energy Services Corp. (a)	107,500	2,930,660
Schlumberger Ltd. (NY Shares)	212,900	27,134,105
Smith International, Inc.	559,800	25,191,000
Technip Coflexip SA sponsored ADR	1,100	74,987
Veritas DGC, Inc. (a)	104,700	4,717,782
Weatherford International Ltd. (a)	88,000	3,940,640
		181,012,221

TOTAL ENERGY EQUIPMENT & SERVICES		240,837,802

FOOD PRODUCTS – 0.2%
Agricultural Products – 0.2%
Archer Daniels Midland Co.	53,200	1,675,800
Global Bio Chem Technology Group Co.
Ltd.	102,000	54,986
		1,730,786

GAS UTILITIES 0.2%
Gas Utilities 0.2%
Questar Corp.	16,100	1,311,828

See accompanying notes which are an integral part of the financial statements.

111 Semiannual Report

Advisor Natural Resources Fund
Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value (Note 1)

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 1.3%
Independent Power & Energy Trade 1.3%
AES Corp. (a)	93,600	$ 1,594,944
Mirant Corp. (a)	72,000	2,016,000
NRG Energy, Inc. (a)	72,500	3,499,575
TXU Corp.	60,100	3,043,464
		10,153,983

INSURANCE – 0.2%
Property & Casualty Insurance 0.2%
Covanta Holding Corp. (a)	90,900	1,572,570
Navigators Group, Inc. (a)	7,800	348,426
		1,920,996

IT SERVICES – 0.2%
IT Consulting & Other Services – 0.2%
Telvent GIT SA (a)	119,740	1,324,324
MACHINERY – 3.5%
Construction & Farm Machinery & Heavy Trucks – 3.5%
AGCO Corp. (a)	42,200	760,022
Bucyrus International, Inc. Class A	203,800	12,470,522
Hanjin Heavy Industries & Construction
Co. Ltd.	66,570	1,633,267
Hyundai Mipo Dockyard Co. Ltd.	45,840	3,070,742
Joy Global, Inc.	182,250	9,848,790
		27,783,343

MARINE 0.7%
Marine – 0.7%
Camillo Eitzen & Co. ASA (d)	94,000	964,490
Odfjell ASA (A Shares)	97,350	1,931,867
Stolt Nielsen SA	72,600	2,444,849
		5,341,206

METALS & MINING 14.2%
Aluminum – 1.6%
Alcan, Inc.	1,300	63,348
Alcoa, Inc.	382,700	12,055,050
Century Aluminum Co. (a)	2,500	85,200
		12,203,598
Diversified Metals & Mining – 4.3%
BHP Billiton PLC	101,400	1,873,304
Birch Mountain Resources Ltd. (a)	225,000	1,623,864
Breakwater Resources Ltd. (a)	1,179,600	932,122
Falconbridge Ltd.	61,500	2,078,348
Freeport McMoRan Copper & Gold, Inc.
Class B	1,997	128,307
Grupo Mexico SA de CV Series B	618,415	1,733,273
Phelps Dodge Corp.	500	80,250
Rio Tinto PLC sponsored ADR	16,300	3,341,663
RTI International Metals, Inc. (a)	81,100	3,669,775
Teck Cominco Ltd. Class B (sub. vtg.)	132,500	8,547,149
Titanium Metals Corp. (a)(d)	99,700	7,546,293

	Shares	Value (Note 1)
UrAsia Energy Ltd. (a)	148,800	$ 359,278
Xstrata PLC	54,100	1,517,724
		33,431,350
Gold – 4.7%
Bema Gold Corp. (a)	964,100	3,936,139
Eldorado Gold Corp. (a)	837,300	4,227,117
Meridian Gold, Inc. (a)	196,400	5,302,515
Newmont Mining Corp.	383,800	23,718,840
		37,184,611
Precious Metals & Minerals – 1.3%
Apex Silver Mines Ltd. (a)(d)	366,300	5,871,789
Industrias Penoles SA de CV	340,000	2,278,984
Stillwater Mining Co. (a)	170,200	2,467,900
		10,618,673
Steel 2.3%
Allegheny Technologies, Inc.	79,100	4,101,335
Companhia Vale do Rio Doce sponsored
ADR	2,400	123,048
Hitachi Metals Ltd.	25,000	292,764
Oregon Steel Mills, Inc. (a)	213,300	8,781,561
United States Steel Corp.	26,500	1,583,375
Usinas Siderurgicas de Minas Gerais SA
(Usiminas) (PN A)	94,700	3,077,750
		17,959,833

TOTAL METALS & MINING		111,398,065

OIL, GAS & CONSUMABLE FUELS 41.1%
Coal & Consumable Fuels 6.0%
Arch Coal, Inc.	91,500	7,934,880
Cameco Corp.	88,500	6,976,966
CONSOL Energy, Inc.	188,700	13,756,230
International Coal Group, Inc. (a)	381,400	3,859,768
Peabody Energy Corp.	142,600	14,190,126
USEC, Inc.	2,300	35,167
		46,753,137
Integrated Oil & Gas 11.6%
Amerada Hess Corp.	58,900	9,117,720
BG Group PLC sponsored ADR	176,300	10,012,077
BP PLC sponsored ADR	61,248	4,428,843
Chevron Corp.	199,436	11,842,510
ConocoPhillips	290,698	18,808,161
ENI Spa sponsored ADR	750	45,488
Exxon Mobil Corp.	59,460	3,731,115
MOL Magyar Olay es Gazipari RT
Series A (For. Reg.)	3,000	311,927
OAO Gazprom sponsored ADR	50,444	4,302,873
Occidental Petroleum Corp.	145,300	14,197,263
OMV AG	76,200	5,385,031
Total SA sponsored ADR	60,017	8,302,152
		90,485,160

See accompanying notes which are an integral part of the financial statements.

Natural Resources 112

Common Stocks continued
	Shares	Value (Note 1)

OIL, GAS & CONSUMABLE FUELS CONTINUED
Oil & Gas Exploration & Production – 16.7%
Anadarko Petroleum Corp	7,000	$ 754,740
Apache Corp.	600	45,318
Blackrock Ventures, Inc. (a)	95,100	1,052,074
Burlington Resources, Inc.	113,000	10,312,380
Cabot Oil & Gas Corp.	71,700	3,697,569
Canadian Natural Resources Ltd.	222,200	13,773,493
Chesapeake Energy Corp.	346,000	12,123,840
Comstock Resources, Inc. (a)	1,100	35,200
Denbury Resources, Inc. (a)	2,100	62,517
Devon Energy Corp.	26,600	1,814,386
EnCana Corp.	1,464	72,946
Energy Partners Ltd. (a)	73,100	2,051,917
EOG Resources, Inc.	20,900	1,766,886
Forest Oil Corp. (a)	102,200	5,263,300
Gastar Exploration Ltd. (a)	367,800	1,853,613
Goodrich Petroleum Corp. (a)	6,500	185,835
Houston Exploration Co. (a)	87,700	5,445,293
Kerr McGee Corp.	18,800	2,075,332
Newfield Exploration Co. (a)	1,600	83,840
Nexen, Inc.	69,700	3,990,026
Penn West Energy Trust	50,700	1,862,494
Pioneer Natural Resources Co.	1,500	79,650
Plains Exploration & Production Co. (a) .	214,600	9,622,664
Pogo Producing Co.	1,600	95,984
Quicksilver Resources, Inc. (a)	115,550	5,808,699
Range Resources Corp.	239,300	7,147,891
Sasol Ltd. sponsored ADR	17,600	716,320
Southwestern Energy Co. (a)	1,800	77,652
Talisman Energy, Inc.	203,400	12,375,978
Ultra Petroleum Corp. (a)	186,000	12,794,940
UTS Energy Corp. (a)	259,500	1,382,998
XTO Energy, Inc.	248,100	12,176,748
		130,602,523
Oil & Gas Refining & Marketing – 5.8%
ERG Spa	3,100	79,945
Frontier Oil Corp.	104,300	4,942,777
Holly Corp.	41,900	3,083,840
Neste Oil Oyj	74,500	2,408,360
Polski Koncern Naftowy Orlen SA	105,200	2,133,223
Sunoco, Inc.	105,100	10,005,520
Tesoro Corp.	37,700	2,732,119
Valero Energy Corp.	312,248	19,493,643
Western Refining, Inc.	9,600	180,000
World Fuel Services Corp.	10,000	344,600
		45,404,027
Oil & Gas Storage & Transport 1.0%
El Paso Corp.	5,500	74,030

	Shares	Value (Note 1)
OMI Corp.	276,000	$ 4,846,560
Overseas Shipholding Group, Inc.	53,100	2,738,898
Williams Companies, Inc.	4,000	95,360
		7,754,848

TOTAL OIL, GAS & CONSUMABLE FUELS		320,999,695

PAPER & FOREST PRODUCTS – 0.5%
Forest Products – 0.5%
Canfor Corp. (a)	2,629	31,277
Sino Forest Corp. (a)	338,500	1,667,312
Weyerhaeuser Co.	27,500	1,918,400
		3,616,989

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.2%
Semiconductors – 0.2%
Q Cells AG	18,800	1,932,910
TRADING COMPANIES & DISTRIBUTORS – 0.2%
Trading Companies & Distributors – 0.2%
UAP Holding Corp.	59,252	1,253,772
TOTAL COMMON STOCKS
(Cost $514,155,116)		773,992,097

Money Market Funds 2.3%

Fidelity Cash Central Fund, 4.46% (b)	3,960,692	3,960,692
Fidelity Securities Lending Cash
Central Fund, 4.48% (b)(c)	13,721,750	13,721,750
TOTAL MONEY MARKET FUNDS
(Cost $17,682,442)		17,682,442

TOTAL INVESTMENT PORTFOLIO 101.3%
(Cost $531,837,558)		791,674,539

NET OTHER ASSETS (1.3)%		(10,233,219)
NET ASSETS 100%		$ 781,441,320

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

See accompanying notes which are an integral part of the financial statements.

113 Semiannual Report

Advisor Natural Resources Fund Investments (Unaudited) - continued

Affiliated Central Funds

Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:

Fund	Income received
Fidelity Cash Central Fund	$185,440
Fidelity Securities Lending Cash Central Fund	117,314
Total	$302,754

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	66.1%
Canada	11.9%
Cayman Islands	5.6%
Netherlands Antilles	3.5%
United Kingdom	2.7%
Netherlands	1.3%
France	1.1%
Others (individually less than 1%)	7.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Natural Resources 114

Advisor Natural Resources Fund

Financial Statements

Statement of Assets and Liabilities
	January 31, 2006 (Unaudited)

Assets
Investment in securities, at value
(including securities loaned of
$13,680,723) — See accompany-
ing schedule:
Unaffiliated issuers
(cost $514,155,116)	$773,992,097
Affiliated Central Funds
(cost $17,682,442)	17,682,442
Total Investments
(cost $531,837,558)		$791,674,539
Receivable for investments sold		11,577,813
Receivable for fund shares sold		4,297,991
Dividends receivable		76,917
Interest receivable		32,915
Prepaid expenses		2,399
Other affiliated receivables		29
Other receivables		150,729
Total assets		807,813,332

Liabilities
Payable to custodian bank	$144,565
Payable for investments purchased	9,778,189
Payable for fund shares redeemed	1,806,391
Accrued management fee	341,187
Distribution fees payable	358,416
Other affiliated payables	176,274
Other payables and accrued
expenses	45,240
Collateral on securities loaned, at
value	13,721,750
Total liabilities		26,372,012

Net Assets		$781,441,320
Net Assets consist of:
Paid in capital		$477,209,254
Accumulated net investment loss		(1,411,441)
Accumulated undistributed net real-
ized gain (loss) on investments and
foreign currency transactions		45,802,983
Net unrealized appreciation
(depreciation) on investments and
assets and liabilities in foreign
currencies		259,840,524
Net Assets		$781,441,320

Statement of Assets and Liabilities continued
January 31, 2006 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption
price per share ($157,294,484
÷ 3,372,713 shares)	$46.64
Maximum offering price per share
(100/94.25 of $46.64)	$49.49
Class T:
Net Asset Value and redemption
price per share ($364,690,043
÷ 7,678,196 shares)	$47.50
Maximum offering price per share
(100/96.50 of $47.50)	$49.22
Class B:
Net Asset Value and offering price
per share ($135,463,190 ÷
2,975,185 shares)A	$45.53
Class C:
Net Asset Value and offering price
per share ($108,544,455 ÷
2,372,311 shares)A	$45.75
Institutional Class:
Net Asset Value, offering price and
redemption price per share
($15,449,148 ÷ 324,086
shares)	$47.67

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

115 Semiannual Report

Advisor Natural Resources Fund
Financial Statements - continued

Statement of Operations
	Six months ended January 31, 2006 (Unaudited)

Investment Income
Dividends		$2,988,557
Interest		1,193
Income from affiliated Central Funds (including $117,314 from security lending)		302,754
Total income		3,292,504

Expenses
Management fee	$1,810,152
Transfer agent fees	897,241
Distribution fees	1,908,953
Accounting and security lending fees	123,946
Independent trustees’ compensation	1,394
Custodian fees and expenses	56,393
Registration fees	62,914
Audit	24,821
Legal	3,419
Interest	891
Miscellaneous	2,693
Total expenses before reductions	4,892,817
Expense reductions	(190,443)	4,702,374

Net investment income (loss)		(1,409,870)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	90,034,412
Foreign currency transactions	22,333
Total net realized gain (loss)		90,056,745
Change in net unrealized appreciation (depreciation) on:
Investment securities	102,188,709
Assets and liabilities in foreign currencies	3,882
Total change in net unrealized appreciation (depreciation)		102,192,591
Net gain (loss)		192,249,336
Net increase (decrease) in net assets resulting from operations		$190,839,466

Statement of Changes in Net Assets
	Six months ended	Year ended
	January 31, 2006	July 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,409,870)	$ (571,477)
Net realized gain (loss)	90,056,745	75,535,938
Change in net unrealized appreciation (depreciation)	102,192,591	81,246,071
Net increase (decrease) in net assets resulting from operations	190,839,466	156,210,532
Distributions to shareholders from net investment income	—	(316,454)
Distributions to shareholders from net realized gain	(96,403,933)	(5,002,969)
Total distributions	(96,403,933)	(5,319,423)
Share transactions - net increase (decrease)	131,531,764	49,200,390
Redemption fees	44,354	77,479
Total increase (decrease) in net assets	226,011,651	200,168,978

Net Assets
Beginning of period	555,429,669	355,260,691
End of period (including accumulated net investment loss of $1,411,441 and $1,571, respectively)	$ 781,441,320	$ 555,429,669

See accompanying notes which are an integral part of the financial statements.

Natural Resources 116

Financial Highlights Class A
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 40.93	$ 29.12	$ 21.65	$ 20.33	$ 26.42	$ 24.07
Income from Investment Operations
Net investment income (loss)E	(.03)	.06	.07	.13	.15	.19
Net realized and unrealized gain (loss)	12.55	12.21	7.50	1.30	(4.36)	2.34
Total from investment operations	12.52	12.27	7.57	1.43	(4.21)	2.53
Distributions from net investment income	—	(.06)	(.10)	(.11)	(.18)	(.19)
Distributions from net realized gain	(6.81)	(.41)	—	—	(1.70)	—
Total distributions	(6.81)	(.47)	(.10)	(.11)	(1.88)	(.19)
Redemption fees added to paid in capitalE	—G	.01	—G	—G	—G	.01
Net asset value, end of period	$ 46.64	$ 40.93	$ 29.12	$ 21.65	$ 20.33	$ 26.42
Total ReturnB,C,D	33.61%	42.69%	35.08%	7.07%	(16.92)%	10.56%
Ratios to Average Net AssetsF
Expenses before reductions	1.22%A	1.25%	1.30%	1.36%	1.28%	1.23%
Expenses net of fee waivers, if any	1.22%A	1.25%	1.30%	1.36%	1.28%	1.23%
Expenses net of all reductions	1.16%A	1.19%	1.29%	1.32%	1.24%	1.18%
Net investment income (loss)	(.13)%A	.19%	.28%	.63%	.64%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 157,294	$ 90,342	$ 44,315	$ 21,798	$ 21,993	$ 21,849
Portfolio turnover rate	157%A	125%	40%	41%	85%	130%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

Financial Highlights Class T
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 41.46	$ 29.52	$ 21.97	$ 20.61	$ 26.73	$ 24.35
Income from Investment Operations
Net investment income (loss)E	(.07)	—G	.03	.10	.11	.14
Net realized and unrealized gain (loss)	12.76	12.37	7.60	1.32	(4.42)	2.36
Total from investment operations	12.69	12.37	7.63	1.42	(4.31)	2.50
Distributions from net investment income	—	(.03)	(.08)	(.06)	(.11)	(.13)
Distributions from net realized gain	(6.65)	(.41)	—	—	(1.70)	—
Total distributions	(6.65)	(.44)	(.08)	(.06)	(1.81)	(.13)
Redemption fees added to paid in capitalE	—G	.01	—G	—G	—G	.01
Net asset value, end of period	$ 47.50	$ 41.46	$ 29.52	$ 21.97	$ 20.61	$ 26.73
Total ReturnB,C,D	33.50%	42.41%	34.82%	6.91%	(17.07)%	10.32%
Ratios to Average Net AssetsF
Expenses before reductions	1.43%A	1.44%	1.48%	1.50%	1.45%	1.41%
Expenses net of fee waivers, if any	1.43%A	1.44%	1.48%	1.50%	1.45%	1.41%
Expenses net of all reductions	1.37%A	1.39%	1.47%	1.47%	1.41%	1.37%
Net investment income (loss)	(.33)%A	(.01)%	.10%	.48%	.47%	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 364,690	$ 280,820	$ 201,187	$ 155,249	$ 174,670	$ 253,062
Portfolio turnover rate	157%A	125%	40%	41%	85%	130%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

117 Semiannual Report

Financial Highlights Class B
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 39.89	$ 28.54	$ 21.28	$ 20.02	$ 26.04	$ 23.77
Income from Investment Operations
Net investment income (loss)E	(.18)	(.18)	(.11)	(.01)	(.02)	(.01)
Net realized and unrealized gain (loss)	12.25	11.93	7.37	1.27	(4.29)	2.31
Total from investment operations	12.07	11.75	7.26	1.26	(4.31)	2.30
Distributions from net investment income	—	—	—	—	(.01)	(.04)
Distributions from net realized gain	(6.43)	(.41)	—	—	(1.70)	—
Total distributions	(6.43)	(.41)	—	—	(1.71)	(.04)
Redemption fees added to paid in capitalE	—G	.01	—G	—G	—G	.01
Net asset value, end of period	$ 45.53	$ 39.89	$ 28.54	$ 21.28	$ 20.02	$ 26.04
Total ReturnB,C,D	33.12%	41.66%	34.12%	6.29%	(17.51)%	9.72%
Ratios to Average Net AssetsF
Expenses before reductions	1.97%A	1.98%	2.02%	2.06%	2.00%	1.95%
Expenses net of fee waivers, if any	1.97%A	1.98%	2.02%	2.06%	2.00%	1.95%
Expenses net of all reductions	1.91%A	1.93%	2.01%	2.02%	1.95%	1.91%
Net investment income (loss)	(.87)%A	(.55)%	(.44)%	(.07)%	(.07)%	(.03)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 135,463	$ 102,003	$ 68,347	$ 50,833	$ 58,656	$ 83,243
Portfolio turnover rate	157%A	125%	40%	41%	85%	130%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reduc tions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimburse ment by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

Financial Highlights Class C
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 40.10	$ 28.68	$ 21.38	$ 20.10	$ 26.15	$ 23.88
Income from Investment Operations
Net investment income (loss)E	(.17)	(.17)	(.10)	—G	(.01)	—G
Net realized and unrealized gain (loss)	12.32	11.99	7.40	1.28	(4.32)	2.32
Total from investment operations	12.15	11.82	7.30	1.28	(4.33)	2.32
Distributions from net investment income	—	—	—	—	(.02)	(.06)
Distributions from net realized gain	(6.50)	(.41)	—	—	(1.70)	—
Total distributions	(6.50)	(.41)	—	—	(1.72)	(.06)
Redemption fees added to paid in capitalE	—G	.01	—G	—G	—G	.01
Net asset value, end of period	$ 45.75	$ 40.10	$ 28.68	$ 21.38	$ 20.10	$ 26.15
Total ReturnB,C,D	33.18%	41.70%	34.14%	6.37%	(17.52)%	9.76%
Ratios to Average Net AssetsF
Expenses before reductions	1.93%A	1.94%	1.99%	2.01%	1.96%	1.92%
Expenses net of fee waivers, if any	1.93%A	1.94%	1.99%	2.01%	1.96%	1.92%
Expenses net of all reductions	1.87%A	1.89%	1.97%	1.97%	1.92%	1.87%
Net investment income (loss)	(.83)%A	(.51)%	(.41)%	(.02)%	(.03)%	—%
Supplemental Data
Net assets, end of period (000 omitted)	$ 108,544	$ 72,832	$ 37,206	$ 22,044	$ 24,201	$ 29,699
Portfolio turnover rate	157%A	125%	40%	41%	85%	130%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reduc tions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimburse ment by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Natural Resources 118

Financial Highlights Institutional Class
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 41.76	$ 29.64	$ 22.03	$ 20.67	$ 26.82	$ 24.43
Income from Investment Operations
Net investment income (loss)D		05.19	.18	.22	.23	.28
Net realized and unrealized gain (loss)	12.83	12.44	7.62	1.32	(4.43)	2.37
Total from investment operations	12.88	12.63	7.80	1.54	(4.20)	2.65
Distributions from net investment income	—	(.11)	(.19)	(.18)	(.25)	(.27)
Distributions from net realized gain	(6.97)	(.41)	—	—	(1.70)	—
Total distributions	(6.97)	(.52)	(.19)	(.18)	(1.95)	(.27)
Redemption fees added to paid in capitalD	—F	.01	—F	—F	—F	.01
Net asset value, end of period	$ 47.67	$ 41.76	$ 29.64	$ 22.03	$ 20.67	$ 26.82
Total ReturnB,C	33.89%	43.21%	35.60%	7.51%	(16.64)%	10.90%
Ratios to Average Net AssetsE
Expenses before reductions	87%A	.89%	.90%	.95%	.93%	.88%
Expenses net of fee waivers, if any	87%A	.89%	.90%	.95%	.93%	.88%
Expenses net of all reductions	80%A	.84%	.89%	.91%	.89%	.84%
Net investment income (loss)	24%A	.54%	.68%	1.04%	.99%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,449	$ 9,433	$ 4,206	$ 2,652	$ 4,938	$ 6,960
Portfolio turnover rate	157%A	125%	40%	41%	85%	130%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrange ments or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

119 Semiannual Report

Notes to Financial Statements For the period ended January 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Natural Resources Fund (the fund) is a non diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end manage ment investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund’s investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transac tions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Pur chases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Natural Resources

120

1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distrib uting all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$262,102,557
Unrealized depreciation	(3,286,803)
Net unrealized appreciation (depreciation)	$258,815,754
Cost for federal income tax purposes	$532,858,785

Short Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (in cluding accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $530,102,932 and $500,734,208, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly manage ment fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and

121 Semiannual Report

Notes to Financial Statements (Unaudited) continued

4. Fees and Other Transactions with Affiliates continued
Distribution and Service Plan continued

providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$147,260	$—
Class T	25%	.25%	764,432	3,264
Class B	75%	.25%	570,584	427,938
Class C	75%	.25%	426,677	124,899

			$1,908,953	$556,101

Sales Load. FDC receives a front end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and ..25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:
Retained
by FDC
Class A	$150,533
Class T	47,621
Class B*	98,810
Class C*	20,391
$317,355
* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$184,240	.31*
Class T	408,068	.27*
Class B	176,269	.31*
Class C	115,046	.27*
Institutional Class	13,618	.21*
	$897,241
* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8,594 for the period.

Natural Resources

122

4. Fees and Other Transactions with Affiliates continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:

	Average Daily	Weighted Average	Interest
Borrower or Lender	Loan Balance	Interest Rate	Expense
Borrower	$8,400,000	3.82%	$891

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $189,752 for the period. In addition, through arrangements with each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction
Institutional Class	$691

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

123 Semiannual Report

Notes to Financial Statements (Unaudited) continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:
			Six months ended	Year ended
			January 31,	July 31,
			2006	2005
From net investment income
Class A			$—	$99,736
Class T			—	195,831
Institutional Class			—	20,887
Total			$—	$316,454
From net realized gain
Class A			$17,953,607	$681,527
Class T			46,190,744	2,676,352
Class B			17,304,411	974,727
Class C			12,814,673	592,512
Institutional Class			2,140,498	77,851
Total			$96,403,933	$5,002,969

10. Share Transactions.

Transactions for each class of shares were as follows:
	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	January 31,	July 31,	January 31,	July 31,
	2006	2005	2006	2005
Class A
Shares sold	1,214,451	1,253,753	$ 50,895,664	$ 43,103,050
Reinvestment of distributions	400,718	23,046	16,445,539	714,182
Shares redeemed	(449,501)	(591,542)	(18,447,400)	(19,723,914)
Net increase (decrease)	1,165,668	685,257	$ 48,893,803	$ 24,093,318
Class T
Shares sold	1,033,786	1,803,813	$ 43,979,848	$ 62,397,322
Reinvestment of distributions	1,036,762	85,233	43,333,604	2,678,882
Shares redeemed	(1,165,313)	(1,932,106)	(48,948,719)	(66,301,961)
Net increase (decrease)	905,235	(43,060)	$ 38,364,733	$ (1,225,757)
Class B
Shares sold	545,050	949,870	$ 22,345,377	$ 31,871,038
Reinvestment of distributions	367,303	27,043	14,742,907	820,469
Shares redeemed	(494,410)	(814,770)	(19,915,931)	(26,808,279)
Net increase (decrease)	417,943	162,143	$ 17,172,353	$ 5,883,228
Class C
Shares sold	618,035	999,959	$ 25,388,010	$ 33,826,711
Reinvestment of distributions	261,664	15,581	10,550,102	475,225
Shares redeemed	(323,585)	(496,487)	(13,008,179)	(16,702,359)
Net increase (decrease)	556,114	519,053	$ 22,929,933	$ 17,599,577
Institutional Class
Shares sold	130,631	134,272	$ 5,539,814	$ 4,562,121
Reinvestment of distributions	24,127	2,107	1,012,348	66,476
Shares redeemed	(56,530)	(52,414)	(2,381,220)	(1,778,573)
Net increase (decrease)	98,228	83,965	$ 4,170,942	$ 2,850,024

Natural Resources

124

Advisor Technology Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2005 to January 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	August 1, 2005 to
	August 1, 2005	January 31, 2006	January 31, 2006
Class A
Actual	$ 1,000.00	$ 1,171.40	$ 7.28**
HypotheticalA	$ 1,000.00	$ 1,018.50	$ 6.77**
Class T
Actual	$ 1,000.00	$ 1,170.00	$ 8.59**
HypotheticalA	$ 1,000.00	$ 1,017.29	$ 7.98**
Class B
Actual	$ 1,000.00	$ 1,167.30	$ 11.36**
HypotheticalA	$ 1,000.00	$ 1,014.72	$ 10.56**
Class C
Actual	$ 1,000.00	$ 1,167.20	$ 11.36**
HypotheticalA	$ 1,000.00	$ 1,014.72	$ 10.56**
Institutional Class
Actual	$ 1,000.00	$ 1,173.50	$ 4.99
HypotheticalA	$ 1,000.00	$ 1,020.62	$ 4.63

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	1.33%**
Class T	1.57%**
Class B	2.08%**
Class C	2.08%**
Institutional Class	91%

125 125 Semiannual Report

Advisor Technology Fund Shareholder Expense Example continued

** If contractual expense reductions, effective January 1, 2006, had been in effect during the entire period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized
	Expense Ratio	Expenses Paid
Class A	1.29%
Actual		$7.06
HypotheticalA		$6.56
Class T	1.54%
Actual		$8.42
HypotheticalA		$7.83
Class B	2.03%
Actual		$11.09
HypotheticalA		$10.31
Class C	2.03%
Actual		$11.09
HypotheticalA		$10.31

A 5% return per year before expenses

Technology 126

Advisor Technology Fund
Investment Changes

Top Ten Stocks as of January 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
QUALCOMM, Inc.	6.2	6.6
Apple Computer, Inc.	4.2	2.4
Google, Inc. Class A (sub. vtg.)	3.9	2.9
Hewlett Packard Co.	3.9	0.0
eBay, Inc.	3.2	3.0
F5 Networks, Inc.	3.0	1.9
Nortel Networks Corp.	2.5	0.0
Openwave Systems, Inc.	2.5	1.4
Motorola, Inc.	2.4	1.5
Research In Motion Ltd.	2.3	6.8
	34.1

127 Semiannual Report

Advisor Technology Fund Investments January 31, 2006 (Unaudited) Showing Percentage of Net Assets

Common Stocks 97.9%
	Shares	Value (Note 1)

COMMERCIAL SERVICES & SUPPLIES 0.5%
Diversified Commercial & Professional Services 0.5%
Equifax, Inc.	10,300	$ 394,696
Tele Atlas NV (a)	168,100	4,580,225
		4,974,921

COMMUNICATIONS EQUIPMENT – 31.7%
Communications Equipment – 31.7%
ADC Telecommunications, Inc. (a)	206,664	5,240,999
Adtran, Inc.	28,000	821,240
Airspan Networks, Inc. (a)	272,100	1,684,299
Alcatel SA sponsored ADR (a)(d)	1,257,600	16,851,840
Alvarion Ltd. (a)	362,700	3,808,350
Andrew Corp. (a)	199,400	2,586,218
AudioCodes Ltd. (a)	943,400	11,952,878
Bookham, Inc. (a)(d)	739,200	4,915,680
CIENA Corp. (a)	2,516,300	10,065,200
CommScope, Inc. (a)	206,000	4,554,660
Comverse Technology, Inc. (a)	566,400	15,513,696
Corning, Inc. (a)	859,600	20,931,260
CSR PLC (a)	129,200	2,574,212
ECI Telecom Ltd. (a)	245,600	2,050,760
Extreme Networks, Inc. (a)	376,600	1,845,340
F5 Networks, Inc. (a)	446,100	28,862,670
Foxconn International Holdings Ltd.	130,000	226,731
Harris Corp.	40,500	1,880,415
ITF Optical Technologies, Inc. Series A (e)	34,084	0
Ixia (a)	236,000	2,973,600
JDS Uniphase Corp. (a)	1,218,500	3,813,905
Juniper Networks, Inc. (a)	433,146	7,852,937
Lucent Technologies, Inc. (a)	2,993,900	7,903,896
Motorola, Inc.	1,003,100	22,780,401
Nortel Networks Corp. (a)	7,995,200	23,985,600
OZ Optics Ltd. unit (a)(e)	68,000	1,003,000
Powerwave Technologies, Inc. (a)	38,300	559,563
QUALCOMM, Inc.	1,224,900	58,746,204
RADWARE Ltd. (a)	147,800	2,889,490
Research In Motion Ltd. (a)	322,700	21,887,330
Sonus Networks, Inc. (a)	664,700	3,110,796
Tekelec (a)	366,000	5,727,900
Tellabs, Inc. (a)	107,700	1,377,483
		300,978,553

COMPUTERS & PERIPHERALS 18.4%
Computer Hardware 13.3%
Apple Computer, Inc. (a)	525,900	39,710,709
Avid Technology, Inc. (a)	48,700	2,418,929
Concurrent Computer Corp. (a)	1,021,756	2,350,039
Dell, Inc. (a)	389,700	11,422,107
Hewlett Packard Co.	1,190,800	37,129,144

	Shares	Value (Note 1)
NCR Corp. (a)	316,000	$ 11,739,400
Sun Microsystems, Inc. (a)	4,740,000	21,330,000
		126,100,328
Computer Storage & Peripherals 5.1%
Brocade Communications Systems,
Inc. (a)	4,200	19,320
EMC Corp. (a)	1,480,305	19,836,087
McDATA Corp. Class A (a)	448,200	1,913,814
Network Appliance, Inc. (a)	374,500	11,684,400
QLogic Corp. (a)	10,800	428,436
SanDisk Corp. (a)	179,700	12,104,592
Seagate Technology	95,500	2,490,640
		48,477,289

TOTAL COMPUTERS & PERIPHERALS		174,577,617

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.3%
Alternative Carriers 0.3%
Level 3 Communications, Inc. (a)(d)	659,800	2,474,250
ELECTRICAL EQUIPMENT – 0.8%
Electrical Components & Equipment – 0.8%
Evergreen Solar, Inc. (a)(d)	445,997	6,881,734
Suntech Power Holdings Co. Ltd.
sponsored ADR	11,700	497,133
		7,378,867

ELECTRONIC EQUIPMENT & INSTRUMENTS – 3.7%
Electronic Equipment & Instruments – 2.7%
Agilent Technologies, Inc. (a)	194,900	6,609,059
Applied Films Corp. (a)	275,313	6,186,283
AU Optronics Corp. sponsored ADR	89,864	1,374,021
Dolby Laboratories, Inc. Class A	53,900	1,097,943
Nippon Electric Glass Co. Ltd.	148,000	3,897,724
Photon Dynamics, Inc. (a)	181,923	3,985,933
Samsung SDI Co. Ltd.	21,100	2,127,872
Sunpower Corp. Class A	800	31,976
Symbol Technologies, Inc.	11,972	147,854
		25,458,665
Electronic Manufacturing Services – 1.0%
Hon Hai Precision Industry Co. Ltd.
(Foxconn)	1,350,878	9,335,889
Trimble Navigation Ltd. (a)	11,200	448,224
		9,784,113

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		35,242,778

HOUSEHOLD DURABLES – 0.5%
Consumer Electronics – 0.5%
Directed Electronics, Inc.	184,000	2,622,000
ReignCom Ltd.	24,592	365,087
Thomson SA	68,900	1,413,433
		4,400,520

See accompanying notes which are an integral part of the financial statements.

Technology 128

Common Stocks continued
	Shares	Value (Note 1)

HOUSEHOLD DURABLES – CONTINUED
Household Appliances – 0.0%
iRobot Corp. (d)	1,400	$ 49,770

TOTAL HOUSEHOLD DURABLES		4,450,290

INTERNET & CATALOG RETAIL – 3.3%
Internet Retail 3.3%
eBay, Inc. (a)	699,000	30,126,900
GSI Commerce, Inc. (a)	55,600	937,972
		31,064,872

INTERNET SOFTWARE & SERVICES – 8.1%
Internet Software & Services 8.1%
Ariba, Inc. (a)	148,300	1,385,122
AsiaInfo Holdings, Inc. (a)	120,000	474,000
Baidu.com, Inc. sponsored ADR (d)	700	38,157
Google, Inc. Class A (sub. vtg.) (a)	85,750	37,151,188
Homestore, Inc. (a)	295,625	1,785,575
Openwave Systems, Inc. (a)	1,094,893	23,605,893
Traffic.com, Inc.	16,800	201,600
VeriSign, Inc. (a)	359,000	8,526,250
Yahoo!, Inc. (a)	108,860	3,738,252
		76,906,037

IT SERVICES – 3.2%
Data Processing & Outsourced Services – 2.3%
Computer Sciences Corp. (a)	27,900	1,414,530
First Data Corp.	419,800	18,932,980
Hewitt Associates, Inc. Class A (a)	63,500	1,695,450
		22,042,960
IT Consulting & Other Services – 0.9%
Accenture Ltd. Class A	65,900	2,077,827
Kanbay International, Inc. (a)	119,300	2,011,398
Patni Computer Systems Ltd. sponsored
ADR	105,800	2,449,270
Sapient Corp. (a)	353,600	2,333,760
		8,872,255

TOTAL IT SERVICES		30,915,215

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 17.1%
Semiconductor Equipment – 6.3%
ADE Corp. (a)	31,700	1,031,201
Applied Materials, Inc.	730,600	13,917,930
ASM International NV (Nasdaq) (a)	58,900	1,060,200
ASML Holding NV (NY Shares) (a)	508,600	11,489,274
ATMI, Inc. (a)	83,300	2,798,880
Axcelis Technologies, Inc. (a)	149,500	944,840
Credence Systems Corp. (a)	261,900	2,291,625
Entegris, Inc. (a)	88,945	933,923
Lam Research Corp. (a)	55,100	2,558,293
MEMC Electronic Materials, Inc. (a)	403,000	11,517,740

		Shares	Value (Note 1)
Rudolph Technologies, Inc. (a)		203,700	$ 3,114,573
Teradyne, Inc. (a)		164,800	2,870,816
Tessera Technologies, Inc. (a)		106,785	3,447,020
Varian Semiconductor Equipment
Associates, Inc. (a)		23,700	1,173,861
Veeco Instruments, Inc. (a)		45,900	998,325
			60,148,501
Semiconductors – 10.8%
Advanced Analogic Technologies, Inc.	.	138,750	2,067,375
Advanced Micro Devices, Inc. (a)		114,900	4,809,714
Altera Corp. (a)		123,500	2,384,785
AMIS Holdings, Inc. (a)		123,000	1,273,050
Applied Micro Circuits Corp. (a)		1,353,700	4,453,673
ARM Holdings PLC sponsored ADR		339,900	2,416,689
Atheros Communications, Inc. (a)		130,800	2,570,220
ATI Technologies, Inc. (a)		468,004	8,300,348
Broadcom Corp. Class A (a)		72,715	4,959,163
Cambridge Display Technologies,
Inc. (a)(d)		61,700	699,061
Cree, Inc. (a)		66,700	1,742,871
Cypress Semiconductor Corp. (a)		275,100	4,657,443
Exar Corp. (a)		12,463	167,877
Ikanos Communications, Inc.		3,200	63,008
Infineon Technologies AG sponsored
ADR (a)(d)		196,100	1,849,223
Intersil Corp. Class A		83,500	2,426,510
Linear Technology Corp.		62,300	2,318,183
Marvell Technology Group Ltd. (a)		163,800	11,207,196
Maxim Integrated Products, Inc.		56,700	2,326,968
Microtune, Inc. (a)		356,500	1,704,070
Mindspeed Technologies, Inc. (a)		1,038,146	3,290,923
Monolithic System Technology, Inc. (a)		32,100	257,442
National Semiconductor Corp.		66,900	1,887,249
Netlogic Microsystems, Inc. (a)		124,500	4,520,595
O2Micro International Ltd. sponsored
ADR (a)		473,200	5,148,416
Pericom Semiconductor Corp. (a)		37,400	362,780
Pixelplus Co. Ltd. sponsored ADR		114,100	1,083,950
Powerchip Semiconductor Corp.		2,267,000	1,501,135
Promos Technologies, Inc.		3,627,000	1,451,503
Q Cells AG		600	61,689
Rambus, Inc. (a)(d)		252,300	7,377,252
Saifun Semiconductors Ltd.		38,500	1,309,000
Samsung Electronics Co. Ltd.		6,650	5,126,737
Semiconductor Manufacturing
International Corp. sponsored
ADR (a)(d)		126,600	1,060,908
Silicon Laboratories, Inc. (a)		35,500	1,747,665
Spansion, Inc.		126,500	1,644,500
Vitesse Semiconductor Corp. (a)		389,000	1,011,400

See accompanying notes which are an integral part of the financial statements.

129 Semiannual Report

Advisor Technology Fund
Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value (Note 1)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – CONTINUED
Semiconductors – continued
Winbond Electronics Corp. (a)	2,721,000	$ 887,760
Zoran Corp. (a)	26,877	527,058
		102,655,389

TOTAL SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT		162,803,890

SOFTWARE 8.9%
Application Software 5.7%
Adobe Systems, Inc.	118,600	4,710,792
Agile Software Corp. (a)	360,400	2,317,372
Ansys, Inc. (a)	36,000	1,578,960
Cognos, Inc. (a)	52,100	2,017,305
FileNET Corp. (a)	33,800	948,428
Hyperion Solutions Corp. (a)	104,400	3,592,404
JAMDAT Mobile, Inc. (a)	3,700	99,715
JDA Software Group, Inc. (a)	92,300	1,414,959
Kronos, Inc. (a)	22,100	868,530
Mercury Interactive Corp. (a)	128,200	4,454,950
NAVTEQ Corp. (a)	166,956	7,497,994
Open Solutions, Inc. (a)	77,100	2,003,829
Salesforce.com, Inc. (a)	62,400	2,561,520
Sonic Solutions, Inc. (a)	149,100	2,497,425
Ulticom, Inc. (a)	1,716,241	17,368,359
		53,932,542
Home Entertainment Software – 0.8%
Activision, Inc. (a)	235,033	3,370,373
Shanda Interactive Entertainment Ltd.
sponsored ADR (a)(d)	28,600	479,050
Take Two Interactive Software, Inc. (a)	101,600	1,611,376
THQ, Inc. (a)	89,100	2,338,875
		7,799,674
Systems Software 2.4%
Oracle Corp. (a)	687,700	8,644,389
Red Hat, Inc. (a)	280,100	8,108,895
Symantec Corp. (a)	340,580	6,259,860
		23,013,144

TOTAL SOFTWARE		84,745,360

SPECIALTY RETAIL – 0.5%
Computer & Electronics Retail – 0.5%
Gamestop Corp. Class B (a)	128,700	4,792,788
WIRELESS TELECOMMUNICATION SERVICES 0.9%
Wireless Telecommunication Services – 0.9%
American Tower Corp. Class A (a)	65,000	2,011,100
Crown Castle International Corp. (a)	115,800	3,662,754

	Shares	Value (Note 1)
Syniverse Holdings, Inc.	82,600	$ 1,983,226
Wireless Facilities, Inc. (a)	257,500	1,375,050
		9,032,130

TOTAL COMMON STOCKS
(Cost $844,850,618)		930,337,568

Convertible Preferred Stocks 0.0%

COMMUNICATIONS EQUIPMENT – 0.0%
Communications Equipment – 0.0%
Chorum Technologies, Inc. Series E (a)(e)
(Cost $258,032)	17,200	0

Money Market Funds 1.9%

Fidelity Cash Central Fund,
4.46% (b)	213,026	213,026
Fidelity Securities Lending Cash
Central Fund, 4.48% (b)(c)	18,350,725	18,350,725
TOTAL MONEY MARKET FUNDS
(Cost $18,563,751)		18,563,751

TOTAL INVESTMENT PORTFOLIO 99.8%
(Cost $863,672,401)		948,901,319

NET OTHER ASSETS 0.2%		1,705,673
NET ASSETS 100%		$ 950,606,992
Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities – Investment in securities not registered under the
Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to
$1,003,000 or 0.1% of net assets.

Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$296,528
ITF Optical Technologies, Inc. Series A	10/11/00	$1,711,500
OZ Optics Ltd. unit	8/18/00	$1,003,680

See accompanying notes which are an integral part of the financial statements.

Technology 130

Affiliated Central Funds

Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:

Fund	Income received
Fidelity Cash Central Fund	$198,035
Fidelity Securities Lending Cash Central Fund	191,808
Total	$389,843

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	81.5%
Canada	6.0%
Israel	2.3%
France	2.0%
Netherlands	1.8%
Taiwan	1.7%
Bermuda	1.4%
Cayman Islands	1.0%
Others (individually less than 1%)	2.3%
100.0%

Income Tax Information

At July 31, 2005, the fund had a capital loss carryforward of approximately $1,653,537,602 of which $1,153,730,819 and $499,806,783 will expire on July 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

131 Semiannual Report

Advisor Technology Fund

Financial Statements

Statement of Assets and Liabilities
January 31, 2006 (Unaudited)

Assets
Investment in securities, at value (in-
cluding securities loaned of
$17,575,412) — See accompany-
ing schedule:
Unaffiliated issuers (cost
$845,108,650)	$930,337,568
Affiliated Central Funds (cost
$18,563,751)	18,563,751
Total Investments (cost
$863,672,401)	$948,901,319
Cash	1,606,220
Receivable for investments sold	63,259,984
Receivable for fund shares sold	1,450,012
Dividends receivable	87,790
Interest receivable	58,635
Prepaid expenses	3,928
Other affiliated receivables	119
Other receivables	1,419,738
Total assets	1,016,787,745

Liabilities
Payable for investments purchased	$42,933,676
Payable for fund shares redeemed	3,541,633
Accrued management fee	444,650
Distribution fees payable	525,638
Other affiliated payables	351,715
Other payables and accrued
expenses	32,716
Collateral on securities loaned, at
value	18,350,725
Total liabilities	66,180,753

Net Assets	$950,606,992
Net Assets consist of:
Paid in capital	$2,435,520,986
Accumulated net investment loss	(5,360,467)
Accumulated undistributed net real-
ized gain (loss) on investments and
foreign currency transactions	(1,564,762,951)
Net unrealized appreciation (de-
preciation) on investments and as-
sets and liabilities in foreign
currencies	85,209,424
Net Assets	$950,606,992

Statement of Assets and Liabilities continued
January 31, 2006 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption
price per share ($180,274,759
÷ 9,522,680 shares)	$18.93
Maximum offering price per share
(100/94.25 of $18.93)	$20.08
Class T:
Net Asset Value and redemption
price per share ($335,652,489
÷ 18,066,569 shares)	$18.58
Maximum offering price per share
(100/96.50 of $18.58)	$19.25
Class B:
Net Asset Value and offering price
per share ($308,218,051 ÷
17,326,509 shares)A	$17.79
Class C:
Net Asset Value and offering price
per share ($113,190,714 ÷
6,334,721 shares)A	$17.87
Institutional Class:
Net Asset Value, offering price and
redemption price per share
($13,270,979 ÷ 681,151
shares)	$19.48
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Technology 132

Statement of Operations
	Six months ended January 31, 2006 (Unaudited)

Investment Income
Dividends		$1,129,284
Interest		2,028
Income from affiliated Central Funds (including $191,808 from security lending)		389,843
Total income		1,521,155

Expenses
Management fee	$2,521,835
Transfer agent fees	1,964,419
Distribution fees	3,013,887
Accounting and security lending fees	160,545
Independent trustees’ compensation	1,891
Custodian fees and expenses	27,191
Registration fees	38,597
Audit	28,294
Legal	6,395
Miscellaneous	5,470
Total expenses before reductions	7,768,524
Expense reductions	(887,560)	6,880,964

Net investment income (loss)		(5,359,809)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	94,906,825
Foreign currency transactions	(222,371)
Total net realized gain (loss)		94,684,454
Change in net unrealized appreciation (depreciation) on:
Investment securities	50,729,195
Assets and liabilities in foreign currencies	73,591
Total change in net unrealized appreciation (depreciation)		50,802,786
Net gain (loss)		145,487,240
Net increase (decrease) in net assets resulting from operations		$140,127,431

Statement of Changes in Net Assets
	Six months ended	Year ended
	January 31, 2006	July 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (5,359,809)	$ (2,963,867)
Net realized gain (loss)	94,684,454	53,318,670
Change in net unrealized appreciation (depreciation)	50,802,786	82,424,513
Net increase (decrease) in net assets resulting from operations	140,127,431	132,779,316
Distributions to shareholders from net investment income	—	(3,825,456)
Share transactions - net increase (decrease)	(79,384,986)	(218,784,694)
Redemption fees	17,509	52,561
Total increase (decrease) in net assets	60,759,954	(89,778,273)

Net Assets
Beginning of period	889,847,038	979,625,311
End of period (including accumulated net investment loss of $5,360,467 and accumulated net investment loss of
$658, respectively)	$ 950,606,992	$ 889,847,038

See accompanying notes which are an integral part of the financial statements.

133 Semiannual Report

Financial Highlights Class A
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 16.16	$ 13.98	$ 13.36	$ 10.03	$ 17.76	$ 36.23
Income from Investment Operations
Net investment income (loss)E	(.07)	.02F	(.17)	(.11)	(.15)	(.17)
Net realized and unrealized gain (loss)	2.84	2.24	.79	3.44	(7.58)	(16.67)
Total from investment operations	2.77	2.26	.62	3.33	(7.73)	(16.84)
Distributions from net investment income	—	(.08)	—	—	—	—
Distributions from net realized gain	—	—	—	—	—	(1.63)
Total distributions	—	(.08)	—	—	—	(1.63)
Redemption fees added to paid in capitalE	—H	—H	—H	—H	—H	—H
Net asset value, end of period	$ 18.93	$ 16.16	$ 13.98	$ 13.36	$ 10.03	$ 17.76
Total ReturnB,C,D	17.14%	16.20%	4.64%	33.20%	(43.52)%	(48.83)%
Ratios to Average Net AssetsG
Expenses before reductions	1.33%A	1.37%	1.44%	1.70%	1.53%	1.23%
Expenses net of fee waivers, if any	1.33%A	1.37%	1.44%	1.59%	1.51%	1.23%
Expenses net of all reductions	1.13%A	1.26%	1.35%	1.38%	1.43%	1.21%
Net investment income (loss)	(.79)%A	.12%F	(1.10)%	(1.03)%	(1.07)%	(.68)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 180,275	$ 144,970	$ 123,389	$ 123,604	$ 101,649	$ 211,429
Portfolio turnover rate	263%A	180%	105%	140%	164%	181%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (.87)%. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

Financial Highlights Class T
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 15.88	$ 13.76	$ 13.17	$ 9.91	$ 17.59	$ 35.95
Income from Investment Operations
Net investment income (loss)E	(.09)	(.02)F	(.19)	(.14)	(.18)	(.22)
Net realized and unrealized gain (loss)	2.79	2.21	.78	3.40	(7.50)	(16.55)
Total from investment operations	2.70	2.19	.59	3.26	(7.68)	(16.77)
Distributions from net investment income	—	(.07)	—	—	—	—
Distributions from net realized gain	—	—	—	—	—	(1.59)
Total distributions	—	(.07)	—	—	—	(1.59)
Redemption fees added to paid in capitalE	—H	—H	—H	—H	—H	—H
Net asset value, end of period	$ 18.58	$ 15.88	$ 13.76	$ 13.17	$ 9.91	$ 17.59
Total ReturnB,C,D	17.00%	15.94%	4.48%	32.90%	(43.66)%	(48.96)%
Ratios to Average Net AssetsG
Expenses before reductions	1.57%A	1.60%	1.62%	1.85%	1.70%	1.43%
Expenses net of fee waivers, if any	1.57%A	1.60%	1.62%	1.83%	1.70%	1.43%
Expenses net of all reductions	1.37%A	1.48%	1.53%	1.63%	1.62%	1.41%
Net investment income (loss)	(1.03)%A	(.11)%F	(1.28)%	(1.28)%	(1.26)%	(.88)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 335,652	$ 315,930	$ 363,399	$ 367,257	$ 302,657	$ 645,015
Portfolio turnover rate	263%A	180%	105%	140%	164%	181%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (1.10)% . GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Technology 134

Financial Highlights Class B
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 15.24	$ 13.25	$ 12.76	$ 9.64	$ 17.21	$ 35.33
Income from Investment Operations
Net investment income (loss)E	(.12)	(.09)F	(.27)	(.17)	(.25)	(.35)
Net realized and unrealized gain (loss)	2.67	2.12	.76	3.29	(7.32)	(16.27)
Total from investment operations	2.55	2.03	.49	3.12	(7.57)	(16.62)
Distributions from net investment income	—	(.04)	—	—	—	—
Distributions from net realized gain	—	—	—	—	—	(1.50)
Total distributions	—	(.04)	—	—	—	(1.50)
Redemption fees added to paid in capitalE	—H	—H	—H	—H	—H	—H
Net asset value, end of period	$ 17.79	$ 15.24	$ 13.25	$ 12.76	$ 9.64	$ 17.21
Total ReturnB,C,D	16.73%	15.33%	3.84%	32.37%	(43.99)%	(49.28)%
Ratios to Average Net AssetsG
Expenses before reductions	2.08%A	2.13%	2.21%	2.38%	2.28%	1.98%
Expenses net of fee waivers, if any	2.08%A	2.13%	2.21%	2.25%	2.25%	1.98%
Expenses net of all reductions	1.88%A	2.02%	2.12%	2.05%	2.18%	1.96%
Net investment income (loss)	(1.53)%A	(.65)%F	(1.87)%	(1.69)%	(1.81)%	(1.43)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 308,218	$ 309,020	$ 355,927	$ 391,832	$ 337,976	$ 729,518
Portfolio turnover rate	263%A	180%	105%	140%	164%	181%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (1.64)% . GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrange ments or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

Financial Highlights Class C
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 15.31	$ 13.31	$ 12.80	$ 9.67	$ 17.25	$ 35.39
Income from Investment Operations
Net investment income (loss)E	(.12)	(.08)F	(.26)	(.17)	(.24)	(.33)
Net realized and unrealized gain (loss)	2.68	2.12	.77	3.30	(7.34)	(16.30)
Total from investment operations	2.56	2.04	.51	3.13	(7.58)	(16.63)
Distributions from net investment income	—	(.04)	—	—	—	—
Distributions from net realized gain	—	—	—	—	—	(1.51)
Total distributions	—	(.04)	—	—	—	(1.51)
Redemption fees added to paid in capitalE	—H	—H	—H	—H	—H	—H
Net asset value, end of period	$ 17.87	$ 15.31	$ 13.31	$ 12.80	$ 9.67	$ 17.25
Total ReturnB,C,D	16.72%	15.34%	3.98%	32.37%	(43.94)%	(49.24)%
Ratios to Average Net AssetsG
Expenses before reductions	2.08%A	2.10%	2.13%	2.28%	2.18%	1.94%
Expenses net of fee waivers, if any	2.08%A	2.10%	2.13%	2.25%	2.18%	1.94%
Expenses net of all reductions	1.88%A	1.99%	2.04%	2.05%	2.11%	1.91%
Net investment income (loss)	(1.53)%A	(.61)%F	(1.79)%	(1.69)%	(1.74)%	(1.38)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 113,191	$ 108,287	$ 125,926	$ 139,654	$ 123,034	$ 269,563
Portfolio turnover rate	263%A	180%	105%	140%	164%	181%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (1.60)% . GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrange ments or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

135 Semiannual Report

Financial Highlights Institutional Class
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 16.60	$ 14.32	$ 13.61	$ 10.15	$ 17.90	$ 36.43
Income from Investment Operations
Net investment income (loss)D	(.03)	.09E	(.09)	(.05)	(.08)	(.08)
Net realized and unrealized gain (loss)	2.91	2.30	.80	3.51	(7.67)	(16.78)
Total from investment operations	2.88	2.39	.71	3.46	(7.75)	(16.86)
Distributions from net investment income	—	(.11)	—	—	—	—
Distributions from net realized gain	—	—	—	—	—	(1.67)
Total distributions	—	(.11)	—	—	—	(1.67)
Redemption fees added to paid in capitalD	—G	—G	—G	—G	—G	—G
Net asset value, end of period	$ 19.48	$ 16.60	$ 14.32	$ 13.61	$ 10.15	$ 17.90
Total ReturnB,C	17.35%	16.73%	5.22%	34.09%	(43.30)%	(48.67)%
Ratios to Average Net AssetsF
Expenses before reductions	91%A	.92%	.93%	.99%	1.00%	.86%
Expenses net of fee waivers, if any	91%A	.92%	.93%	.99%	1.00%	.86%
Expenses net of all reductions	71%A	.81%	.84%	.79%	.92%	.84%
Net investment income (loss)	(.36)%A	.57%E	(.59)%	(.43)%	(.56)%	(.31)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,271	$ 11,640	$ 10,984	$ 11,511	$ 10,495	$ 24,084
Portfolio turnover rate	263%A	180%	105%	140%	164%	181%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EInvestment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (.42)%. FExpense ratios reflect operat ing expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Technology 136

Notes to Financial Statements For the period ended January 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Technology Fund (the fund) is a non diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transac tions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Pur chases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. As a result in the change in the estimate of the return of capital component of dividend income realized in the year ended July 31, 2005, dividend income has been increased $206,207 with a corresponding decrease to net unrealized appreciation (depreciation). The change in estimate has no impact on total net assets or total return of the fund. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

137 Semiannual Report

Notes to Financial Statements (Unaudited) continued
1. Significant Accounting Policies continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distrib uting all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$109,473,070
Unrealized depreciation	(27,840,474)
Net unrealized appreciation (depreciation)	$81,632,596
Cost for federal income tax purposes	$867,268,723

Short Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (in cluding accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $1,153,655,691 and $1,249,265,120, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly manage ment fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund’s average net assets.

Technology

138

4. Fees and Other Transactions with Affiliates continued

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$191,003	$—
Class T	25%	.25%	785,364	—
Class B	75%	.25%	1,503,569	1,127,676
Class C	75%	.25%	533,951	21,573

			$3,013,887	$1,149,249

Sales Load. FDC receives a front end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and ..25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:
Retained
by FDC
Class A	$17,656
Class T	20,389
Class B*	266,301
Class C*	3,176
$307,522
* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$343,108	.45*
Class T	695,092	.44*
Class B	671,261	.45*
Class C	238,862	.45*
Institutional Class	16,096	.28*

	$1,964,419
* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $62,948 for the period.

139 Semiannual Report

Notes to Financial Statements (Unaudited) continued
5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $887,439 for the period. In addition, through arrangements with each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction
Class A	$26
Class C	95
$121

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended	Year ended
	January 31,	July 31,
	2006	2005
From net investment income
Class A	$—	$693,969
Class T	—	1,715,027
Class B	—	986,706
Class C	—	351,015
Institutional Class	—	78,739
Total	$—	$3,825,456

Technology

140

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	January 31,	July 31,	January 31,	July 31,
	2006	2005	2006	2005
Class A
Shares sold	1,895,860	2,937,144	$ 32,679,142	$ 43,834,461
Reinvestment of distributions	—	41,796	—	642,405
Shares redeemed	(1,344,247)	(2,834,081)	(22,559,786)	(41,983,001)
Net increase (decrease)	551,613	144,859	$ 10,119,356	$ 2,493,865
Class T
Shares sold	1,566,989	3,595,175	$ 26,247,018	$ 51,527,367
Reinvestment of distributions	—	108,716	—	1,643,786
Shares redeemed	(3,397,053)	(10,218,806)	(56,403,123)	(148,664,787)
Net increase (decrease)	(1,830,064)	(6,514,915)	$(30,156,105)	$(95,493,634)
Class B
Shares sold	294,286	690,525	$ 4,743,887	$ 9,551,506
Reinvestment of distributions	—	61,748	—	899,051
Shares redeemed	(3,242,280)	(7,334,481)	(52,088,720)	(101,949,576)
Net increase (decrease)	(2,947,994)	(6,582,208)	$(47,344,833)	$(91,499,019)
Class C
Shares sold	286,826	609,017	$ 4,639,529	$ 8,508,174
Reinvestment of distributions	—	20,786	—	304,101
Shares redeemed	(1,025,178)	(3,019,680)	(16,374,990)	(42,215,602)
Net increase (decrease)	(738,352)	(2,389,877)	$(11,735,461)	$(33,403,327)
Institutional Class
Shares sold	84,285	203,821	$ 1,526,724	$ 3,156,844
Reinvestment of distributions	—	3,961	—	62,341
Shares redeemed	(104,457)	(273,671)	(1,794,667)	(4,101,764)
Net increase (decrease)	(20,172)	(65,889)	$ (267,943)	$ (882,579)

141 Semiannual Report

Advisor Telecommunications & Utilities Growth Fund Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2005 to January 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	August 1, 2005 to
	August 1, 2005	January 31, 2006	January 31, 2006
Class A
Actual	$ 1,000.00	$ 1,037.10	$ 7.09**
HypotheticalA	$ 1,000.00	$ 1,018.25	$ 7.02**
Class T
Actual	$ 1,000.00	$ 1,036.00	$ 8.42**
HypotheticalA	$ 1,000.00	$ 1,016.94	$ 8.34**
Class B
Actual	$ 1,000.00	$ 1,033.20	$ 10.86**
HypotheticalA	$ 1,000.00	$ 1,014.52	$ 10.76**
Class C
Actual	$ 1,000.00	$ 1,033.90	$ 10.46**
HypotheticalA	$ 1,000.00	$ 1,014.92	$ 10.36**
Institutional Class
Actual	$ 1,000.00	$ 1,040.00	$ 4.78
HypotheticalA	$ 1,000.00	$ 1,020.52	$ 4.74

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	1.38%**
Class T	1.64%**
Class B	2.12%**
Class C	2.04%**
Institutional Class	93%

Telecommunications & Utilities Growth

142

** If contractual expense reductions, effective January 1, 2006, had been in effect during the entire period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized
	Expense Ratio	Expenses Paid
Class A	1.33%
Actual		6.83
HypotheticalA		$6.77
Class T	1.59%
Actual		$8.16
HypotheticalA		$8.08
Class B	2.07%
Actual		$10.61
HypotheticalA		$10.51
Class C	2.03%
Actual		$10.41
HypotheticalA		$10.31

A 5% return per year before expenses

143 143 Semiannual Report

Advisor Telecommunications & Utilities Growth Fund
Investment Changes

Top Ten Stocks as of January 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Verizon Communications, Inc.	13.9	9.4
AT&T, Inc.	12.8	9.6
BellSouth Corp.	10.5	9.3
Sprint Nextel Corp.	8.4	9.4
Public Service Enterprise Group,
Inc.	4.8	3.7
Exelon Corp.	4.7	5.3
Qwest Communications
International, Inc.	4.5	2.7
TXU Corp.	4.2	2.4
AES Corp.	3.1	2.9
FirstEnergy Corp.	3.1	2.4
	70.0

Telecommunications & Utilities Growth 144

Advisor Telecommunications & Utilities Growth Fund Investments January 31, 2006 (Unaudited) Showing Percentage of Net Assets

Common Stocks 98.7%
	Shares	Value (Note 1)

DIVERSIFIED TELECOMMUNICATION SERVICES – 44.0%
Integrated Telecommunication Services – 44.0%
Alaska Communication Systems Group,
Inc.	92,500	$ 914,825
AT&T, Inc.	934,788	24,257,749
BellSouth Corp.	689,300	19,831,161
Cbeyond Communications, Inc.	105,500	1,168,940
Qwest Communications International,
Inc. (a)	1,422,000	8,560,440
TELUS Corp. (non vtg.)	56,100	2,209,619
Verizon Communications, Inc.	831,017	26,310,061
		83,252,795

ELECTRIC UTILITIES – 19.7%
Electric Utilities – 19.7%
Allegheny Energy, Inc. (a)	106,600	3,708,614
Edison International	85,100	3,729,082
Entergy Corp.	82,400	5,727,624
Exelon Corp.	156,700	8,997,714
FirstEnergy Corp.	115,500	5,786,550
FPL Group, Inc.	100,900	4,216,611
Northeast Utilities	15,000	298,200
PPL Corp.	159,100	4,793,683
		37,258,078

GAS UTILITIES 0.4%
Gas Utilities 0.4%
ONEOK, Inc.	18,700	528,462
UGI Corp.	12,400	266,228
		794,690

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 12.5%
Independent Power & Energy Trade	12.5%
AES Corp. (a)	342,200	5,831,088
Constellation Energy Group, Inc.	37,100	2,161,817
Mirant Corp. (a)	151,500	4,242,000
NRG Energy, Inc. (a)	71,700	3,460,959
TXU Corp.	157,300	7,965,672
		23,661,536

MEDIA – 1.2%
Broadcasting & Cable TV – 1.2%
EchoStar Communications Corp.
Class A (a)	47,600	1,313,760
Sirius Satellite Radio, Inc. (a)(d)	126,700	718,389
XM Satellite Radio Holdings, Inc.
Class A (a)	11,800	308,924
		2,341,073

	Shares	Value (Note 1)

MULTI-UTILITIES – 8.2%
Multi-Utilities – 8.2%
CMS Energy Corp. (a)	111,690	$ 1,616,154
Dominion Resources, Inc.	47,000	3,549,910
Public Service Enterprise Group, Inc.	131,400	9,148,068
Sempra Energy	24,500	1,177,225
		15,491,357

WATER UTILITIES – 0.0%
Water Utilities – 0.0%
Aqua America, Inc.	75	2,112
WIRELESS TELECOMMUNICATION SERVICES – 12.7%
Wireless Telecommunication Services – 12.7%
ALLTEL Corp.	91,889	5,516,097
American Tower Corp. Class A (a)	20,020	619,419
Crown Castle International Corp. (a)	28,300	895,129
Dobson Communications Corp.
Class A (a)	153,400	1,138,228
Sprint Nextel Corp.	697,252	15,960,098
		24,128,971

TOTAL COMMON STOCKS
(Cost $175,768,283)		186,930,612

Money Market Funds 0.5%

Fidelity Cash Central Fund, 4.46% (b)	289,407	289,407
Fidelity Securities Lending Cash
Central Fund, 4.48% (b)(c)	634,800	634,800
TOTAL MONEY MARKET FUNDS
(Cost $924,207)		924,207

TOTAL INVESTMENT PORTFOLIO 99.2%
(Cost $176,692,490)		187,854,819

NET OTHER ASSETS 0.8%		1,426,641
NET ASSETS 100%	$ 189,281,460

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

See accompanying notes which are an integral part of the financial statements.

145 Semiannual Report

Advisor Telecommunications & Utilities Growth Fund Investments (Unaudited) - continued

Affiliated Central Funds

Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:

Fund	Income received
Fidelity Cash Central Fund	$42,420
Fidelity Securities Lending Cash Central Fund	4,408
Total	$46,828

Income Tax Information

At July 31, 2005, the fund had a capital loss carryforward of approximately $315,578,610 of which $20,422,782, $140,743,296 and $154,412,532 will expire on July 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Telecommunications & Utilities Growth 146

Advisor Telecommunications & Utilities Growth Fund

Financial Statements

Statement of Assets and Liabilities
	January 31, 2006 (Unaudited)

Assets
Investment in securities, at value (in-
cluding securities loaned of
$599,886) — See accompanying
schedule:
Unaffiliated issuers
(cost $175,768,283)	$186,930,612
Affiliated Central Funds
(cost $924,207)	924,207
Total Investments
(cost $176,692,490)		$187,854,819
Receivable for investments sold		2,541,510
Receivable for fund shares sold		120,088
Dividends receivable		852,513
Interest receivable		10,386
Prepaid expenses		892
Other affiliated receivables		25
Other receivables		22,804
Total assets		191,403,037

Liabilities
Payable for investments purchased	$513,909
Payable for fund shares redeemed	668,402
Accrued management fee	89,513
Distribution fees payable	115,824
Other affiliated payables	73,993
Other payables and accrued
expenses	25,136
Collateral on securities loaned, at
value	634,800
Total liabilities		2,121,577

Net Assets		$189,281,460
Net Assets consist of:
Paid in capital		$476,321,360
Undistributed net investment income		286,907
Accumulated undistributed net real-
ized gain (loss) on investments and
foreign currency transactions		(298,489,136)
Net unrealized appreciation (de-
preciation) on investments		11,162,329
Net Assets		$189,281,460

Statement of Assets and Liabilities continued
January 31, 2006 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption
price per share ($30,545,000 ÷
1,976,055 shares)	$15.46
Maximum offering price per share
(100/94.25 of $15.46)	$16.40
Class T:
Net Asset Value and redemption
price per share ($51,624,030 ÷
3,341,039 shares)	$15.45
Maximum offering price per share
(100/96.50 of $15.45)	$16.01
Class B:
Net Asset Value and offering price
per share ($73,668,573 ÷
4,833,904 shares)A	$15.24
Class C:
Net Asset Value and offering price
per share ($31,601,580 ÷
2,073,226 shares)A	$15.24
Institutional Class:
Net Asset Value, offering price and
redemption price per share
($1,842,277 ÷ 118,204 shares) .	$15.59
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

147 Semiannual Report

Advisor Telecommunications & Utilities Growth Fund
Financial Statements - continued

Statement of Operations
	Six months ended January 31, 2006 (Unaudited)

Investment Income
Dividends		$2,534,153
Interest		73
Income from affiliated Central Funds (including $4,408 from security lending)		46,828
Total income		2,581,054

Expenses
Management fee	$550,092
Transfer agent fees	426,053
Distribution fees	716,695
Accounting and security lending fees	40,073
Independent trustees’ compensation	422
Custodian fees and expenses	3,235
Registration fees	29,880
Audit	23,044
Legal	3,832
Miscellaneous	953
Total expenses before reductions	1,794,279
Expense reductions	(35,330)	1,758,949

Net investment income (loss)		822,105
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	21,090,772
Foreign currency transactions	(7,238)
Total net realized gain (loss)		21,083,534
Change in net unrealized appreciation (depreciation) on investment securities		(15,614,941)
Net gain (loss)		5,468,593
Net increase (decrease) in net assets resulting from operations		$6,290,698

Statement of Changes in Net Assets
	Six months ended	Year ended
	January 31, 2006	July 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 822,105	$ 3,088,972
Net realized gain (loss)	21,083,534	37,520,442
Change in net unrealized appreciation (depreciation)	(15,614,941)	7,253,242
Net increase (decrease) in net assets resulting from operations	6,290,698	47,862,656
Distributions to shareholders from net investment income	(1,886,398)	(2,204,610)
Share transactions - net increase (decrease)	(19,129,284)	(38,936,571)
Redemption fees	2,877	6,117
Total increase (decrease) in net assets	(14,722,107)	6,727,592

Net Assets
Beginning of period	204,003,567	197,275,975
End of period (including undistributed net investment income of $286,907 and undistributed net investment income of
$1,351,200, respectively)	$ 189,281,460	$ 204,003,567

See accompanying notes which are an integral part of the financial statements.

Telecommunications & Utilities Growth 148

Financial Highlights Class A
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 15.17	$ 12.09	$ 10.37	$ 8.74	$ 15.18	$ 21.08
Income from Investment Operations
Net investment income (loss)E	10	.28F	.10	.13	.10	.05
Net realized and unrealized gain (loss)	46	3.01	1.72	1.69	(6.54)	(5.41)
Total from investment operations	56	3.29	1.82	1.82	(6.44)	(5.36)
Distributions from net investment income	(.27)	(.21)	(.10)	(.19)	—	(.28)
Distributions from net realized gain	—	—	—	—	—	(.26)
Total distributions	(.27)	(.21)	(.10)	(.19)	—	(.54)
Redemption fees added to paid in capitalE	—H	—H	—H	—H	—H	—H
Net asset value, end of period	$ 15.46	$ 15.17	$ 12.09	$ 10.37	$ 8.74	$ 15.18
Total ReturnB,C,D	3.71%	27.48%	17.67%	21.22%	(42.42)%	(26.09)%
Ratios to Average Net AssetsG
Expenses before reductions	1.38%A	1.39%	1.51%	1.67%	1.45%	1.25%
Expenses net of fee waivers, if any	1.38%A	1.39%	1.50%	1.58%	1.45%	1.25%
Expenses net of all reductions	1.34%A	1.36%	1.45%	1.47%	1.36%	1.20%
Net investment income (loss)	1.32%A	2.03%F	.87%	1.46%	.79%	.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,545	$ 29,150	$ 21,987	$ 21,761	$ 22,377	$ 54,265
Portfolio turnover rate	85%A	44%	38%	81%	116%	220%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.39% . GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

Financial Highlights Class T
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 15.10	$ 12.04	$ 10.33	$ 8.68	$ 15.11	$ 21.01
Income from Investment Operations
Net investment income (loss)E	08	.24F	.07	.11	.07	.01
Net realized and unrealized gain (loss)	46	2.99	1.72	1.68	(6.50)	(5.40)
Total from investment operations	54	3.23	1.79	1.79	(6.43)	(5.39)
Distributions from net investment income	(.19)	(.17)	(.08)	(.14)	—	(.25)
Distributions from net realized gain	—	—	—	—	—	(.26)
Total distributions	(.19)	(.17)	(.08)	(.14)	—	(.51)
Redemption fees added to paid in capitalE	—H	—H	—H	—H	—H	—H
Net asset value, end of period	$ 15.45	$ 15.10	$ 12.04	$ 10.33	$ 8.68	$ 15.11
Total ReturnB,C,D	3.60%	27.03%	17.42%	20.91%	(42.55)%	(26.29)%
Ratios to Average Net AssetsG
Expenses before reductions	1.64%A	1.67%	1.79%	1.94%	1.71%	1.49%
Expenses net of fee waivers, if any	1.64%A	1.67%	1.75%	1.83%	1.71%	1.49%
Expenses net of all reductions	1.60%A	1.64%	1.70%	1.72%	1.62%	1.44%
Net investment income (loss)	1.07%A	1.76%F	.62%	1.21%	.53%	.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,624	$ 55,683	$ 53,255	$ 55,510	$ 59,306	$ 149,618
Portfolio turnover rate	85%A	44%	38%	81%	116%	220%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.12% . GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

149 Semiannual Report

Financial Highlights Class B
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 14.83	$ 11.82	$ 10.15	$ 8.49	$ 14.85	$ 20.72
Income from Investment Operations
Net investment income (loss)E	04	.17F	.01	.07	.01	(.07)
Net realized and unrealized gain (loss)	45	2.95	1.69	1.65	(6.37)	(5.33)
Total from investment operations	49	3.12	1.70	1.72	(6.36)	(5.40)
Distributions from net investment income	(.08)	(.11)	(.03)	(.06)	—	(.21)
Distributions from net realized gain	—	—	—	—	—	(.26)
Total distributions	(.08)	(.11)	(.03)	(.06)	—	(.47)
Redemption fees added to paid in capitalE	—H	—H	—H	—H	—H	—H
Net asset value, end of period	$ 15.24	$ 14.83	$ 11.82	$ 10.15	$ 8.49	$ 14.85
Total ReturnB,C,D	3.32%	26.51%	16.79%	20.37%	(42.83)%	(26.66)%
Ratios to Average Net AssetsG
Expenses before reductions	2.12%A	2.14%	2.25%	2.32%	2.20%	2.01%
Expenses net of fee waivers, if any	2.12%A	2.14%	2.25%	2.25%	2.20%	2.01%
Expenses net of all reductions	2.09%A	2.11%	2.20%	2.13%	2.11%	1.96%
Net investment income (loss)	58%A	1.28%F	.12%	.79%	.04%	(.44)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 73,669	$ 82,577	$ 84,742	$ 87,868	$ 91,517	$ 213,767
Portfolio turnover rate	85%A	44%	38%	81%	116%	220%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .64%. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

Financial Highlights Class C
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 14.84	$ 11.84	$ 10.16	$ 8.50	$ 14.85	$ 20.71
Income from Investment Operations
Net investment income (loss)E	05	.18F	.02	.07	.02	(.06)
Net realized and unrealized gain (loss)	45	2.94	1.70	1.65	(6.37)	(5.33)
Total from investment operations	50	3.12	1.72	1.72	(6.35)	(5.39)
Distributions from net investment income	(.10)	(.12)	(.04)	(.06)	—	(.21)
Distributions from net realized gain	—	—	—	—	—	(.26)
Total distributions	(.10)	(.12)	(.04)	(.06)	—	(.47)
Redemption fees added to paid in capitalE	—H	—H	—H	—H	—H	—H
Net asset value, end of period	$ 15.24	$ 14.84	$ 11.84	$ 10.16	$ 8.50	$ 14.85
Total ReturnB,C,D	3.39%	26.48%	16.98%	20.35%	(42.76)%	(26.62)%
Ratios to Average Net AssetsG
Expenses before reductions	2.04%A	2.07%	2.17%	2.23%	2.11%	1.96%
Expenses net of fee waivers, if any	2.04%A	2.07%	2.17%	2.23%	2.11%	1.96%
Expenses net of all reductions	2.01%A	2.04%	2.12%	2.12%	2.02%	1.91%
Net investment income (loss)	66%A	1.36%F	.21%	.80%	.13%	(.39)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,602	$ 34,827	$ 35,038	$ 37,530	$ 41,496	$ 104,628
Portfolio turnover rate	85%A	44%	38%	81%	116%	220%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .72%. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Telecommunications & Utilities Growth 150

Financial Highlights Institutional Class
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 15.31	$ 12.20	$ 10.47	$ 8.86	$ 15.31	$ 21.19
Income from Investment Operations
Net investment income (loss)D	13	.33E	.15	.18	.16	.12
Net realized and unrealized gain (loss)	48	3.03	1.73	1.71	(6.61)	(5.44)
Total from investment operations	61	3.36	1.88	1.89	(6.45)	(5.32)
Distributions from net investment income	(.33)	(.25)	(.15)	(.28)	—	(.30)
Distributions from net realized gain	—	—	—	—	—	(.26)
Total distributions	(.33)	(.25)	(.15)	(.28)	—	(.56)
Redemption fees added to paid in capitalD	—G	—G	—G	—G	—G	—G
Net asset value, end of period	$ 15.59	$ 15.31	$ 12.20	$ 10.47	$ 8.86	$ 15.31
Total ReturnB,C	4.00%	27.88%	18.14%	21.94%	(42.13)%	(25.78)%
Ratios to Average Net AssetsF
Expenses before reductions	93%A	.99%	1.09%	1.06%	.96%	.85%
Expenses net of fee waivers, if any	93%A	.99%	1.09%	1.06%	.96%	.85%
Expenses net of all reductions	90%A	.96%	1.04%	.94%	.87%	.80%
Net investment income (loss)	1.77%A	2.44%E	1.29%	1.98%	1.28%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,842	$ 1,766	$ 2,254	$ 2,891	$ 2,939	$ 8,945
Portfolio turnover rate	85%A	44%	38%	81%	116%	220%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EInvestment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.80% . FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

151 Semiannual Report

Notes to Financial Statements For the period ended January 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Telecommunications & Utilities Growth Fund (the fund) is a non diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transac tions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Pur chases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Telecommunications & Utilities Growth

152

1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distrib uting all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$21,874,400
Unrealized depreciation	(14,132,145)
Net unrealized appreciation (depreciation)	$7,742,255
Cost for federal income tax purposes	$180,112,564

Short Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (in cluding accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $81,967,574 and $103,601,091, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly manage ment fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and

153 Semiannual Report

Notes to Financial Statements (Unaudited) continued

4. Fees and Other Transactions with Affiliates continued
Distribution and Service Plan continued

providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$36,531	$—
Class T	25%	.25%	131,896	—
Class B	75%	.25%	384,433	288,325
Class C	75%	.25%	163,835	6,559

			$716,695	$294,884

Sales Load. FDC receives a front end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and ..25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:
Retained
by FDC
Class A	$11,492
Class T	4,833
Class B*	76,660
Class C*	764
$93,749
* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$66,738	.46*
Class T	122,966	.47*
Class B	173,181	.45*
Class C	61,020	.37*
Institutional Class	2,148	.26*

	$426,053
* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,101 for the period.

Telecommunications & Utilities Growth

154

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income from affiliated central funds.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $35,330 for the period.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:
	Six months ended	Year ended
	January 31,	July 31,
	2006	2005
From net investment income
Class A	$515,686	$379,843
Class T	679,148	719,068
Class B	428,720	727,725
Class C	227,882	334,204
Institutional Class	34,962	43,770
Total	$1,886,398	$2,204,610

155 Semiannual Report

Notes to Financial Statements (Unaudited) continued

10. Share Transactions.

Transactions for each class of shares were as follows:
	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	January 31,	July 31,	January 31,	July 31,
	2006	2005	2006	2005
Class A
Shares sold	358,762	617,343	$ 5,353,862	$ 8,551,655
Reinvestment of distributions	29,809	25,986	453,431	343,477
Shares redeemed	(334,662)	(539,379)	(5,000,884)	(7,330,607)
Net increase (decrease)	53,909	103,950	$ 806,409	$ 1,564,525
Class T
Shares sold	198,264	578,539	$ 2,969,003	$ 7,880,368
Reinvestment of distributions	41,716	51,235	634,274	676,884
Shares redeemed	(585,928)	(1,366,525)	(8,714,725)	(18,576,683)
Net increase (decrease)	(345,948)	(736,751)	$(5,111,448)	$(10,019,431)
Class B
Shares sold	84,797	216,806	$ 1,254,625	$ 2,882,532
Reinvestment of distributions	24,747	47,675	371,052	631,927
Shares redeemed	(844,886)	(1,863,609)	(12,472,241)	(24,817,850)
Net increase (decrease)	(735,342)	(1,599,128)	$(10,846,564)	$(21,303,391)
Class C
Shares sold	111,060	270,120	$ 1,646,293	$ 3,555,440
Reinvestment of distributions	11,397	19,593	170,983	258,067
Shares redeemed	(395,463)	(903,829)	(5,841,253)	(12,032,784)
Net increase (decrease)	(273,006)	(614,116)	$ (4,023,977)	$ (8,219,277)
Institutional Class
Shares sold	21,724	17,262	$ 331,165	$ 232,429
Reinvestment of distributions	1,223	2,019	18,745	26,680
Shares redeemed	(20,079)	(88,732)	(303,614)	(1,218,106)
Net increase (decrease)	2,868	(69,451)	$ 46,296	$ (958,997)

Telecommunications & Utilities Growth

156

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Focus Funds

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for each fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for each fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to each fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for each fund to access the research and investment advisory support services supplied by FRAC at no additional expense to each fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under each fund’s management contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of each fund’s assets; (iii) the nature or level of services provided under each fund’s management contract or sub advisory agreements; (iv) the day to day management of each fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of each Agreement would not necessitate prior shareholder approval of the Agree ment or result in an assignment and termination of each fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which each fund will not bear any additional management fees or expenses and under which each fund’s portfolio manager would not change, it did not consider each fund’s investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of each fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to each fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of each fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that each fund’s Agreement is fair and reasonable, and that each fund’s Agreement should be approved.

157 Semiannual Report

Semiannual Report

158

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Research & Analysis Company (formerly Fidelity
Management & Research (Far East) Inc.)
Fidelity Investments Japan Limited
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodians
JPMorgan Chase Bank
New York, NY
Brown Brothers Harriman & Co.(dagger)
Boston, MA
State Street Bank and Trust(dagger)(dagger)
Quincy, MA

(dagger) Custodian for Fidelity Advisor Natural Resources Fund only.

(dagger)dagger) Custodian for Fidelity Advisor Biotechnology Fund, Fidelity Advisor Developing
Communications Fund, and Fidelity Advisor Electronics Fund only.

AFOCI USAN 0306 1.789280.102

Fidelity® Advisor Real Estate Fund Class A, Class T, Class B and Class C

Semiannual Report January 31, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.

Shareholder Expense	4	An example of shareholder expenses.
Example

Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.

Investments	7	A complete list of the fund’s investments
		with their market values.

Financial Statements	11	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.

Notes	20	Notes to financial statements.

Report of Independent	28
Registered Public
Accounting Firm

Board Approval of	29
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washington,
DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at
http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report 2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2005 to January 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	August 1, 2005 to
	August 1, 2005	January 31, 2006	January 31, 2006
Class A
Actual	$ 1,000.00	$ 1,070.30	$ 6.52
HypotheticalA	$ 1,000.00	$ 1,018.90	$ 6.36
Class T
Actual	$ 1,000.00	$ 1,068.20	$ 7.82
HypotheticalA	$ 1,000.00	$ 1,017.64	$ 7.63
Class B
Actual	$ 1,000.00	$ 1,065.40	$ 10.41
HypotheticalA	$ 1,000.00	$ 1,015.12	$ 10.16

Semiannual Report 4

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	August 1, 2005 to
	August 1, 2005	January 31, 2006	January 31, 2006
Class C
Actual	$ 1,000.00	$ 1,065.90	$ 10.41
HypotheticalA	$ 1,000.00	$ 1,015.12	$ 10.16
Institutional Class
Actual	$ 1,000.00	$ 1,071.40	$ 4.86
HypotheticalA	$ 1,000.00	$ 1,020.52	$ 4.74

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by
184/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	1.25%
Class T	1.50%
Class B	2.00%
Class C	2.00%
Institutional Class	93%

5 Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
ProLogis Trust	6.6	5.2
Starwood Hotels & Resorts Worldwide, Inc. unit	6.5	4.9
Equity Residential (SBI)	5.8	6.3
Simon Property Group, Inc.	5.7	6.2
General Growth Properties, Inc.	5.5	5.9
United Dominion Realty Trust, Inc. (SBI)	5.1	4.0
Equity Office Properties Trust	4.3	6.2
Boston Properties, Inc.	4.0	4.6
Kimco Realty Corp.	3.6	3.8
Duke Realty Corp.	3.6	3.1
	50.7
Top Five REIT Sectors as of January 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
REITs Office Buildings	20.7	24.7
REITs Apartments	17.1	14.6
REITs Malls	16.8	14.1
REITs Shopping Centers	11.8	13.1
REITs Industrial Buildings	11.5	15.0

Semiannual Report 6

Investments January 31, 2006
Showing Percentage of Net Assets

Common Stocks 96.5%
	Shares	Value (Note 1)

CAPITAL MARKETS 0.1%
Asset Management & Custody Banks – 0.1%
Eurocastle Investment Ltd.	2,800	$ 103,787
HEALTH CARE PROVIDERS & SERVICES – 0.1%
Health Care Facilities 0.1%
American Retirement Corp. (a)	7,100	193,333
HOTELS, RESTAURANTS & LEISURE – 6.9%
Hotels, Resorts & Cruise Lines 6.9%
Hilton Hotels Corp.	35,500	885,015
Starwood Hotels & Resorts Worldwide, Inc. unit	213,210	12,965,300
TOTAL HOTELS, RESORTS & CRUISE LINES		13,850,315

REAL ESTATE – 89.4%
Real Estate Management & Development – 1.2%
CB Richard Ellis Group, Inc. Class A (a)	39,600	2,499,552
REITs Apartments 17.1%
Apartment Investment & Management Co. Class A	72,400	3,078,448
AvalonBay Communities, Inc.	51,200	5,093,376
Equity Residential (SBI)	272,400	11,552,484
GMH Communities Trust	116,398	1,877,500
Home Properties of New York, Inc.	4,600	211,002
Pennsylvania (REIT) (SBI)	23,700	963,642
Post Properties, Inc.	32,200	1,310,218
United Dominion Realty Trust, Inc. (SBI)	402,400	10,224,984
TOTAL REITS – APARTMENTS		34,311,654

REITs Factory Outlets 1.3%
Tanger Factory Outlet Centers, Inc.	83,800	2,640,538
REITs Health Care Facilities 1.3%
Ventas, Inc.	84,100	2,573,460
REITs – Hotels – 3.7%
Host Marriott Corp.	188,500	3,760,575
Innkeepers USA Trust (SBI)	73,200	1,300,032
MeriStar Hospitality Corp. (a)	237,780	2,439,623
TOTAL REITS – HOTELS		7,500,230

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)

REAL ESTATE – CONTINUED

REITs – Industrial Buildings – 11.5%
CenterPoint Properties Trust (SBI)	6,400	$ 317,696
Duke Realty Corp.	197,610	7,169,291
ProLogis Trust	256,823	13,154,474
Public Storage, Inc.	31,300	2,271,441

TOTAL REITS – INDUSTRIAL BUILDINGS		22,912,902

REITs – Malls – 16.8%
CBL & Associates Properties, Inc.	146,560	6,202,419
General Growth Properties, Inc.	213,599	11,021,708
Simon Property Group, Inc.	138,100	11,440,204
Taubman Centers, Inc.	68,700	2,579,685
The Mills Corp.	55,600	2,304,620

TOTAL REITS – MALLS		33,548,636

REITs – Management/Investment – 3.7%
CentraCore Properties Trust	55,990	1,591,236
Equity Lifestyle Properties, Inc.	82,700	3,804,200
Plum Creek Timber Co., Inc.	53,200	1,965,208

TOTAL REITS – MANAGEMENT/INVESTMENT		7,360,644

REITs – Mortgage – 0.3%
Newcastle Investment Corp.	20,930	569,296

REITs – Office Buildings – 20.7%
Alexandria Real Estate Equities, Inc.	11,700	1,032,525
Boston Properties, Inc.	102,600	8,029,476
Columbia Equity Trust, Inc.	78,600	1,300,830
Equity Office Properties Trust	271,100	8,626,402
Kilroy Realty Corp.	32,300	2,183,157
Reckson Associates Realty Corp.	127,770	5,101,856
Shurgard Storage Centers, Inc. Class A	17,800	1,073,340
SL Green Realty Corp.	65,200	5,479,408
Sovran Self Storage, Inc.	47,900	2,372,487
Trizec Properties, Inc.	265,900	6,192,811

TOTAL REITS – OFFICE BUILDINGS		41,392,292

REITs – Shopping Centers – 11.8%
Developers Diversified Realty Corp.	10,000	492,600

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Common Stocks continued
	Shares	Value (Note 1)

REAL ESTATE – CONTINUED
REITs – Shopping Centers – continued
Heritage Property Investment Trust, Inc.	75,600	$ 2,683,800
Inland Real Estate Corp.	157,500	2,414,475
Kimco Realty Corp.	204,500	7,175,905
Pan Pacific Retail Properties, Inc.	65,490	4,531,908
Ramco-Gershenson Properties Trust (SBI)	36,200	1,020,116
Vornado Realty Trust	60,150	5,313,651
TOTAL REITS – SHOPPING CENTERS		23,632,455

TOTAL REAL ESTATE		178,941,659

TOTAL COMMON STOCKS
(Cost $146,668,550)		193,089,094
Money Market Funds 2.7%
Fidelity Cash Central Fund, 4.46% (b)
(Cost $5,451,612)	5,451,612	5,451,612
TOTAL INVESTMENT PORTFOLIO 99.2%
(Cost $152,120,162)		198,540,706

NET OTHER ASSETS – 0.8%		1,547,177
NET ASSETS 100%		$ 200,087,883

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments continued

Affiliated Central Funds

Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:

Fund	Income received
Fidelity Cash Central Fund	$72,750
Fidelity Securities Lending Cash Central Fund	323
Total	$73,073

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 10

Financial Statements

Statement of Assets and Liabilities
		January 31, 2006

Assets
Investment in securities, at value See accompanying
schedule:
Unaffiliated issuers (cost $146,668,550)	$193,089,094
Affiliated Central Funds (cost $5,451,612)	5,451,612
Total Investments (cost $152,120,162)		$198,540,706
Foreign currency held at value (cost $12)		12
Receivable for investments sold		3,602,232
Receivable for fund shares sold		427,827
Dividends receivable		124,644
Interest receivable		15,441
Prepaid expenses		751
Receivable from investment adviser for expense
reductions		4,518
Other receivables		15,189
Total assets		202,731,320

Liabilities
Payable for investments purchased	$2,041,690
Payable for fund shares redeemed	321,062
Accrued management fee	92,361
Distribution fees payable	89,185
Other affiliated payables	60,267
Other payables and accrued expenses	38,872
Total liabilities		2,643,437

Net Assets		$200,087,883
Net Assets consist of:
Paid in capital		$149,029,824
Distributions in excess of net investment income		(274,146)
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		4,910,976
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		46,421,229
Net Assets		$200,087,883

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Financial Statements continued

Statement of Assets and Liabilities continued
January 31, 2006

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($65,286,413 ÷ 3,548,946 shares)	$18.40
Maximum offering price per share (100/94.25 of $18.40)	$19.52
Class T:
Net Asset Value and redemption price per share
($75,596,279 ÷ 4,109,880 shares)	$18.39
Maximum offering price per share (100/96.50 of $18.39)	$19.06
Class B:
Net Asset Value and offering price per share
($25,966,556 ÷ 1,417,089 shares)A	$18.32
Class C:
Net Asset Value and offering price per share
($29,218,977 ÷ 1,593,017 shares)A	$18.34
Institutional Class:
Net Asset Value, offering price and redemption price per
share ($4,019,658 ÷ 217,431 shares)	$18.49

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 12

Statement of Operations
	Six months ended January 31, 2006

Investment Income
Dividends		$2,733,526
Interest		90
Income from affiliated Central Funds		73,073
Total income		2,806,689

Expenses
Management fee	$514,533
Transfer agent fees	322,939
Distribution fees	506,413
Accounting and security lending fees	37,306
Independent trustees’ compensation	379
Custodian fees and expenses	5,599
Registration fees	55,491
Audit	32,893
Legal	5,977
Miscellaneous	564
Total expenses before reductions	1,482,094
Expense reductions	(96,925)	1,385,169

Net investment income (loss)		1,421,520
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,415,862
Foreign currency transactions	(144)
Total net realized gain (loss)		8,415,718
Change in net unrealized appreciation (depreciation) on:
Investment securities	2,898,131
Assets and liabilities in foreign currencies	685
Total change in net unrealized appreciation
(depreciation)		2,898,816
Net gain (loss)		11,314,534
Net increase (decrease) in net assets resulting from
operations		$12,736,054

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Financial Statements continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	January 31,	July 31,
	2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,421,520	$2,012,236
Net realized gain (loss)	8,415,718	8,236,230
Change in net unrealized appreciation (depreciation) .	2,898,816	35,843,402
Net increase (decrease) in net assets resulting from
operations	12,736,054	46,091,868
Distributions to shareholders from net investment income .	(2,073,037)	(1,811,337)
Distributions to shareholders from net realized gain	(8,286,174)	(3,726,590)
Total distributions	(10,359,211)	(5,537,927)
Share transactions - net increase (decrease)	18,389,056	61,397,757
Total increase (decrease) in net assets	20,765,899	101,951,698

Net Assets
Beginning of period	179,321,984	77,370,286
End of period (including distributions in excess of net
investment income of $274,146 and undistributed
net investment income of $377,371, respectively)	$200,087,883	$179,321,984

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Financial Highlights Class A
	Six months ended
	January 31,	Years ended July 31,
	2006	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period	$ 18.23	$ 13.22	$ 11.33	$ 10.00
Income from Investment Operations
Net investment income (loss)E	16.31		.27	.21
Net realized and unrealized gain
(loss)	1.04	5.52	2.03	1.28
Total from investment operations	1.20	5.83	2.30	1.49
Distributions from net investment income	(.23)	(.29)	(.30)	(.16)
Distributions from net realized gain	(.80)	(.53)	(.11)	—
Total distributions	(1.03)	(.82)	(.41)	(.16)
Net asset value, end of period	$ 18.40	$ 18.23	$ 13.22	$ 11.33
Total ReturnB,C,D	7.03%	45.48%	20.59%	15.13%
Ratios to Average Net AssetsG
Expenses before reductions	1.33%A	1.31%	1.54%	2.98%A
Expenses net of fee waivers, if any	1.25%A	1.28%	1.54%	1.75%A
Expenses net of all reductions	1.23%A	1.25%	1.52%	1.72%A
Net investment income (loss)	1.88%A	1.98%	2.10%	2.35%A
Supplemental Data
Net assets, end of period (000
omitted)	$65,286	$53,097	$22,273	$ 3,993
Portfolio turnover rate	68%A	62%	52%	47%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period September 12, 2002 (commencement of operations) to July 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Financial Highlights Class T
	Six months ended
	January 31,	Years ended July 31,
	2006	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period	$ 18.23	$ 13.21	$ 11.32	$ 10.00
Income from Investment Operations
Net investment income (loss)E	14.26		.23	.18
Net realized and unrealized gain
(loss)	1.02	5.53	2.02	1.29
Total from investment operations	1.16	5.79	2.25	1.47
Distributions from net investment income	(.20)	(.24)	(.25)	(.15)
Distributions from net realized gain	(.80)	(.53)	(.11)	—
Total distributions	(1.00)	(.77)	(.36)	(.15)
Net asset value, end of period	$ 18.39	$ 18.23	$ 13.21	$ 11.32
Total ReturnB,C,D	6.82%	45.12%	20.12%	14.91%
Ratios to Average Net AssetsG
Expenses before reductions	1.59%A	1.61%	1.86%	3.32%A
Expenses net of fee waivers, if any	1.50%A	1.57%	1.85%	2.00%A
Expenses net of all reductions	1.48%A	1.54%	1.83%	1.97%A
Net investment income (loss)	1.63%A	1.70%	1.80%	2.10%A
Supplemental Data
Net assets, end of period (000
omitted)	$75,596	$66,303	$26,037	$ 9,049
Portfolio turnover rate	68%A	62%	52%	47%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period September 12, 2002 (commencement of operations) to July 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Financial Highlights Class B
	Six months ended
	January 31,	Years ended July 31,
	2006	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period	$ 18.16	$ 13.18	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income (loss)E	10.18		.16	.14
Net realized and unrealized gain
(loss)	1.01	5.50	2.04	1.28
Total from investment operations	1.11	5.68	2.20	1.42
Distributions from net investment income	(.15)	(.17)	(.20)	(.13)
Distributions from net realized gain	(.80)	(.53)	(.11)	—
Total distributions	(.95)	(.70)	(.31)	(.13)
Net asset value, end of period	$ 18.32	$ 18.16	$ 13.18	$ 11.29
Total ReturnB,C,D	6.54%	44.31%	19.67%	14.38%
Ratios to Average Net AssetsG
Expenses before reductions	2.08%A	2.10%	2.33%	3.82%A
Expenses net of fee waivers, if any	2.00%A	2.07%	2.33%	2.50%A
Expenses net of all reductions	1.98%A	2.03%	2.31%	2.47%A
Net investment income (loss)	1.13%A	1.20%	1.31%	1.60%A
Supplemental Data
Net assets, end of period (000
omitted)	$25,967	$26,349	$12,910	$ 5,061
Portfolio turnover rate	68%A	62%	52%	47%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period September 12, 2002 (commencement of operations) to July 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Financial Highlights Class C
	Six months ended
	January 31,	Years ended July 31,
	2006	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period	$ 18.17	$ 13.18	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income (loss)E	10.19		.17	.14
Net realized and unrealized gain
(loss)	1.02	5.50	2.03	1.28
Total from investment operations	1.12	5.69	2.20	1.42
Distributions from net investment income	(.15)	(.17)	(.20)	(.13)
Distributions from net realized gain	(.80)	(.53)	(.11)	—
Total distributions	(.95)	(.70)	(.31)	(.13)
Net asset value, end of period	$ 18.34	$ 18.17	$ 13.18	$ 11.29
Total ReturnB,C,D	6.59%	44.38%	19.67%	14.38%
Ratios to Average Net AssetsG
Expenses before reductions	2.08%A	2.09%	2.29%	3.76%A
Expenses net of fee waivers, if any	2.00%A	2.05%	2.29%	2.50%A
Expenses net of all reductions	1.98%A	2.02%	2.27%	2.47%A
Net investment income (loss)	1.13%A	1.22%	1.35%	1.60%A
Supplemental Data
Net assets, end of period (000
omitted)	$29,219	$29,410	$13,671	$ 5,059
Portfolio turnover rate	68%A	62%	52%	47%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period September 12, 2002 (commencement of operations) to July 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Financial Highlights Institutional Class
	Six months ended
	January 31,	Years ended July 31,
	2006	2005	2004	2003E
Selected Per Share Data
Net asset value, beginning of period	$ 18.33	$ 13.28	$ 11.35	$ 10.00
Income from Investment Operations
Net investment income (loss)D	19	.36	.32	.23
Net realized and unrealized gain
(loss)	1.03	5.56	2.04	1.28
Total from investment operations	1.22	5.92	2.36	1.51
Distributions from net investment income	(.26)	(.34)	(.32)	(.16)
Distributions from net realized gain	(.80)	(.53)	(.11)	—
Total distributions	(1.06)	(.87)	(.43)	(.16)
Net asset value, end of period	$ 18.49	18.33	$ 13.28	$ 11.35
Total ReturnB,C	7.14%	46.05%	21.11%	15.33%
Ratios to Average Net AssetsF
Expenses before reductions	93%A	.91%	1.12%	2.68%A
Expenses net of fee waivers, if any	93%A	.91%	1.12%	1.50%A
Expenses net of all reductions	90%A	.88%	1.10%	1.47%A
Net investment income (loss)	2.21%A	2.35%	2.53%	2.60%A
Supplemental Data
Net assets, end of period (000
omitted)	$ 4,020	$ 4,162	$ 2,478	$ 1,225
Portfolio turnover rate	68%A	62%	52%	47%A
A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period September 12, 2002 (commencement of operations) to July 31, 2003.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2006

1. Significant Accounting Policies.

Fidelity Advisor Real Estate Fund (the fund) is a non diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

20

1. Significant Accounting Policies continued
Security Valuation continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the con tracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the compo nents of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

21 Semiannual Report

Notes to Financial Statements continued
1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$46,487,193
Unrealized depreciation	(234,799)
Net unrealized appreciation (depreciation)	$46,252,394
Cost for federal income tax purposes	$152,288,312

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

22

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $68,700,488 and $60,507,815, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$70,209	$—
Class T	25%	.25%	168,644	1,992
Class B	75%	.25%	127,500	97,480
Class C	75%	.25%	140,060	45,577
			$506,413	$145,049

Sales Load. FDC receives a front end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermedi aries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and ..25% for certain purchases of Class A and Class T shares.

23 Semiannual Report

Notes to Financial Statements continued

4. Fees and Other Transactions with Affiliates continued

Sales Load continued

For the period, sales charge amounts retained by FDC were as follows:
Retained
by FDC
Class A	$49,801
Class T	11,511
Class B*	19,484
Class C*	3,714
$84,510

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servic ing agent for each class of the fund. FIIOC receives account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of share holder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$99,454	.36*
Class T	124,792	.37*
Class B	45,264	.36*
Class C	49,689	.35*
Institutional Class	3,740	.20*
	$322,939
* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Semiannual Report

24

4. Fees and Other Transactions with Affiliates continued

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,783 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $323.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

25 Semiannual Report

Notes to Financial Statements continued

7. Expense Reductions - continued

The following classes were in reimbursement during the period:
	Expense	Reimbursement
	Limitations	from adviser
Class A	1.25%	$22,363
Class T	1.50%	32,167
Class B	2.00%	10,096
Class C	2.00%	11,087
		$75,713

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $20,670 for the period. In addition, through arrangements with the fund’s custodian, credits realized as a result of unin vested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $542.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:
	Six months ended	Year ended
	January 31,	July 31,
Years ended	2006	2005
From net investment income
Class A	$741,607	$641,230
Class T	796,716	658,084
Class B	226,897	211,083
Class C	250,419	231,206
Institutional Class	57,398	69,734
Total	$2,073,037	$1,811,337
From net realized gain
Class A	$2,548,710	$1,060,102
Class T	3,068,388	1,278,789
Class B	1,188,524	601,375
Class C	1,299,052	680,328
Institutional Class	181,500	105,996
Total	$8,286,174	$3,726,590

Semiannual Report 26

10. Share Transactions.

Transactions for each class of shares were as follows:
	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	January 31,	July 31,	January 31,	July 31,
Years ended	2006	2005	2006	2005
Class A
Shares sold	1,067,924	1,794,039	$ 18,508,966	$ 27,861,174
Reinvestment of
distributions	181,644	108,047	3,137,912	1,637,672
Shares redeemed	(612,912)	(674,456)	(10,463,017)	(10,403,304)
Net increase (decrease) .	636,656	1,227,630	$ 11,183,861	$ 19,095,542
Class T
Shares sold	1,105,430	2,519,838	$ 19,180,825	$ 38,726,163
Reinvestment of
distributions	214,242	120,472	3,700,941	1,827,521
Shares redeemed	(847,121)	(973,349)	(14,616,984)	(14,990,709)
Net increase (decrease) .	472,551	1,666,961	$ 8,264,782	$ 25,562,975
Class B
Shares sold	208,074	716,470	$ 3,602,649	$ 10,968,432
Reinvestment of
distributions	73,810	47,658	1,270,705	717,181
Shares redeemed	(316,074)	(292,735)	(5,398,713)	(4,504,213)
Net increase (decrease) .	(34,190)	471,393	$ (525,359)	$ 7,181,400
Class C
Shares sold	274,255	948,824	$ 4,754,426	$ 14,523,391
Reinvestment of
distributions	80,947	54,204	1,394,763	815,331
Shares redeemed	(380,481)	(421,720)	(6,535,178)	(6,415,506)
Net increase (decrease) .	(25,279)	581,308	$ (385,989)	$ 8,923,216
Institutional Class
Shares sold	54,890	56,832	$ 959,448	$ 882,400
Reinvestment of
distributions	12,040	10,199	208,884	154,843
Shares redeemed	(76,593)	(26,530)	(1,316,571)	(402,619)
Net increase (decrease) .	(9,663)	40,501	$ (148,239)	$ 634,624

27 Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series VII and Shareholders of Fidelity Advisor Real Estate Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Real Estate Fund (the Fund), a fund of Fidelity Advisor Series VII, including the schedule of investments as of January 31, 2006, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months then ended and the year ended July 31, 2005, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures in cluded confirmation of securities owned as of January 31, 2006, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Real Estate Fund as of January 31, 2006, the results of its operations for the six months then ended, the statement of changes in net assets for the six months then ended and the year ended July 31, 2005, and the financial highlights for the periods presented in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP DELOITTE & TOUCHE LLP Boston, Massachusetts March 17, 2006

Semiannual Report 28

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Real Estate Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

29 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

Semiannual Report

30

31 Semiannual Report

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32

33 Semiannual Report

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34

35 Semiannual Report

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36

37 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity International Investment Advisors
Fidelity International Investment
Advisors
(U.K.) Limited
Fidelity Investments Japan Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
Mellon Bank, N.A.
Pittsburgh, PA

ARE-USAN-0306 1.789730.102

Fidelity® Advisor Real Estate Fund Institutional Class

Semiannual Report January 31, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	7	A complete list of the fund’s investments
		with their market values.
Financial Statements	11	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	20	Notes to financial statements.
Report of Independent	28
Registered Public
Accounting Firm
Board Approval of	29
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quar ters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Refer ence Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio hold ings, view the most recent quarterly holdings report, semiannual report, or annual report on
Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report 2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2005 to January 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	August 1, 2005 to
	August 1, 2005	January 31, 2006	January 31, 2006
Class A
Actual	$ 1,000.00	$ 1,070.30	$ 6.52
HypotheticalA	$ 1,000.00	$ 1,018.90	$ 6.36
Class T
Actual	$ 1,000.00	$ 1,068.20	$ 7.82
HypotheticalA	$ 1,000.00	$ 1,017.64	$ 7.63
Class B
Actual	$ 1,000.00	$ 1,065.40	$ 10.41
HypotheticalA	$ 1,000.00	$ 1,015.12	$ 10.16

Semiannual Report 4

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	August 1, 2005 to
	August 1, 2005	January 31, 2006	January 31, 2006
Class C
Actual	$ 1,000.00	$ 1,065.90	$ 10.41
HypotheticalA	$ 1,000.00	$ 1,015.12	$ 10.16
Institutional Class
Actual	$ 1,000.00	$ 1,071.40	$ 4.86
HypotheticalA	$ 1,000.00	$ 1,020.52	$ 4.74

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by
184/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	1.25%
Class T	1.50%
Class B	2.00%
Class C	2.00%
Institutional Class	93%

5 Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
ProLogis Trust	6.6	5.2
Starwood Hotels & Resorts Worldwide, Inc. unit	6.5	4.9
Equity Residential (SBI)	5.8	6.3
Simon Property Group, Inc.	5.7	6.2
General Growth Properties, Inc.	5.5	5.9
United Dominion Realty Trust, Inc. (SBI)	5.1	4.0
Equity Office Properties Trust	4.3	6.2
Boston Properties, Inc.	4.0	4.6
Kimco Realty Corp.	3.6	3.8
Duke Realty Corp.	3.6	3.1
	50.7
Top Five REIT Sectors as of January 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
REITs Office Buildings	20.7	24.7
REITs Apartments	17.1	14.6
REITs Malls	16.8	14.1
REITs Shopping Centers	11.8	13.1
REITs Industrial Buildings	11.5	15.0

Semiannual Report 6

Investments January 31, 2006
Showing Percentage of Net Assets

Common Stocks 96.5%
	Shares	Value (Note 1)

CAPITAL MARKETS 0.1%
Asset Management & Custody Banks – 0.1%
Eurocastle Investment Ltd.	2,800	$ 103,787
HEALTH CARE PROVIDERS & SERVICES – 0.1%
Health Care Facilities 0.1%
American Retirement Corp. (a)	7,100	193,333
HOTELS, RESTAURANTS & LEISURE – 6.9%
Hotels, Resorts & Cruise Lines 6.9%
Hilton Hotels Corp.	35,500	885,015
Starwood Hotels & Resorts Worldwide, Inc. unit	213,210	12,965,300
TOTAL HOTELS, RESORTS & CRUISE LINES		13,850,315

REAL ESTATE – 89.4%
Real Estate Management & Development – 1.2%
CB Richard Ellis Group, Inc. Class A (a)	39,600	2,499,552
REITs Apartments 17.1%
Apartment Investment & Management Co. Class A	72,400	3,078,448
AvalonBay Communities, Inc.	51,200	5,093,376
Equity Residential (SBI)	272,400	11,552,484
GMH Communities Trust	116,398	1,877,500
Home Properties of New York, Inc.	4,600	211,002
Pennsylvania (REIT) (SBI)	23,700	963,642
Post Properties, Inc.	32,200	1,310,218
United Dominion Realty Trust, Inc. (SBI)	402,400	10,224,984
TOTAL REITS – APARTMENTS		34,311,654

REITs Factory Outlets 1.3%
Tanger Factory Outlet Centers, Inc.	83,800	2,640,538
REITs Health Care Facilities 1.3%
Ventas, Inc.	84,100	2,573,460
REITs – Hotels – 3.7%
Host Marriott Corp.	188,500	3,760,575
Innkeepers USA Trust (SBI)	73,200	1,300,032
MeriStar Hospitality Corp. (a)	237,780	2,439,623
TOTAL REITS – HOTELS		7,500,230

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)

REAL ESTATE – CONTINUED

REITs – Industrial Buildings – 11.5%
CenterPoint Properties Trust (SBI)	6,400	$ 317,696
Duke Realty Corp.	197,610	7,169,291
ProLogis Trust	256,823	13,154,474
Public Storage, Inc.	31,300	2,271,441

TOTAL REITS – INDUSTRIAL BUILDINGS		22,912,902

REITs – Malls – 16.8%
CBL & Associates Properties, Inc.	146,560	6,202,419
General Growth Properties, Inc.	213,599	11,021,708
Simon Property Group, Inc.	138,100	11,440,204
Taubman Centers, Inc.	68,700	2,579,685
The Mills Corp.	55,600	2,304,620

TOTAL REITS – MALLS		33,548,636

REITs – Management/Investment – 3.7%
CentraCore Properties Trust	55,990	1,591,236
Equity Lifestyle Properties, Inc.	82,700	3,804,200
Plum Creek Timber Co., Inc.	53,200	1,965,208

TOTAL REITS – MANAGEMENT/INVESTMENT		7,360,644

REITs – Mortgage – 0.3%
Newcastle Investment Corp.	20,930	569,296

REITs – Office Buildings – 20.7%
Alexandria Real Estate Equities, Inc.	11,700	1,032,525
Boston Properties, Inc.	102,600	8,029,476
Columbia Equity Trust, Inc.	78,600	1,300,830
Equity Office Properties Trust	271,100	8,626,402
Kilroy Realty Corp.	32,300	2,183,157
Reckson Associates Realty Corp.	127,770	5,101,856
Shurgard Storage Centers, Inc. Class A	17,800	1,073,340
SL Green Realty Corp.	65,200	5,479,408
Sovran Self Storage, Inc.	47,900	2,372,487
Trizec Properties, Inc.	265,900	6,192,811

TOTAL REITS – OFFICE BUILDINGS		41,392,292

REITs – Shopping Centers – 11.8%
Developers Diversified Realty Corp.	10,000	492,600

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Common Stocks continued
	Shares	Value (Note 1)

REAL ESTATE – CONTINUED
REITs – Shopping Centers – continued
Heritage Property Investment Trust, Inc.	75,600	$ 2,683,800
Inland Real Estate Corp.	157,500	2,414,475
Kimco Realty Corp.	204,500	7,175,905
Pan Pacific Retail Properties, Inc.	65,490	4,531,908
Ramco-Gershenson Properties Trust (SBI)	36,200	1,020,116
Vornado Realty Trust	60,150	5,313,651
TOTAL REITS – SHOPPING CENTERS		23,632,455

TOTAL REAL ESTATE		178,941,659

TOTAL COMMON STOCKS
(Cost $146,668,550)		193,089,094
Money Market Funds 2.7%
Fidelity Cash Central Fund, 4.46% (b)
(Cost $5,451,612)	5,451,612	5,451,612
TOTAL INVESTMENT PORTFOLIO 99.2%
(Cost $152,120,162)		198,540,706

NET OTHER ASSETS – 0.8%		1,547,177
NET ASSETS 100%		$ 200,087,883

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments continued

Affiliated Central Funds

Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:

Fund	Income received
Fidelity Cash Central Fund	$72,750
Fidelity Securities Lending Cash Central Fund	323
Total	$73,073

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 10

Financial Statements

Statement of Assets and Liabilities
		January 31, 2006

Assets
Investment in securities, at value See accompanying
schedule:
Unaffiliated issuers (cost $146,668,550)	$193,089,094
Affiliated Central Funds (cost $5,451,612)	5,451,612
Total Investments (cost $152,120,162)		$198,540,706
Foreign currency held at value (cost $12)		12
Receivable for investments sold		3,602,232
Receivable for fund shares sold		427,827
Dividends receivable		124,644
Interest receivable		15,441
Prepaid expenses		751
Receivable from investment adviser for expense
reductions		4,518
Other receivables		15,189
Total assets		202,731,320

Liabilities
Payable for investments purchased	$2,041,690
Payable for fund shares redeemed	321,062
Accrued management fee	92,361
Distribution fees payable	89,185
Other affiliated payables	60,267
Other payables and accrued expenses	38,872
Total liabilities		2,643,437

Net Assets		$200,087,883
Net Assets consist of:
Paid in capital		$149,029,824
Distributions in excess of net investment income		(274,146)
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		4,910,976
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		46,421,229
Net Assets		$200,087,883

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Financial Statements continued

Statement of Assets and Liabilities continued
January 31, 2006

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($65,286,413 ÷ 3,548,946 shares)	$18.40
Maximum offering price per share (100/94.25 of $18.40)	$19.52
Class T:
Net Asset Value and redemption price per share
($75,596,279 ÷ 4,109,880 shares)	$18.39
Maximum offering price per share (100/96.50 of $18.39)	$19.06
Class B:
Net Asset Value and offering price per share
($25,966,556 ÷ 1,417,089 shares)A	$18.32
Class C:
Net Asset Value and offering price per share
($29,218,977 ÷ 1,593,017 shares)A	$18.34
Institutional Class:
Net Asset Value, offering price and redemption price per
share ($4,019,658 ÷ 217,431 shares)	$18.49

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 12

Statement of Operations
	Six months ended January 31, 2006

Investment Income
Dividends		$2,733,526
Interest		90
Income from affiliated Central Funds		73,073
Total income		2,806,689

Expenses
Management fee	$514,533
Transfer agent fees	322,939
Distribution fees	506,413
Accounting and security lending fees	37,306
Independent trustees’ compensation	379
Custodian fees and expenses	5,599
Registration fees	55,491
Audit	32,893
Legal	5,977
Miscellaneous	564
Total expenses before reductions	1,482,094
Expense reductions	(96,925)	1,385,169

Net investment income (loss)		1,421,520
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,415,862
Foreign currency transactions	(144)
Total net realized gain (loss)		8,415,718
Change in net unrealized appreciation (depreciation) on:
Investment securities	2,898,131
Assets and liabilities in foreign currencies	685
Total change in net unrealized appreciation
(depreciation)		2,898,816
Net gain (loss)		11,314,534
Net increase (decrease) in net assets resulting from
operations		$12,736,054

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Financial Statements continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	January 31,	July 31,
	2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,421,520	$2,012,236
Net realized gain (loss)	8,415,718	8,236,230
Change in net unrealized appreciation (depreciation) .	2,898,816	35,843,402
Net increase (decrease) in net assets resulting from
operations	12,736,054	46,091,868
Distributions to shareholders from net investment income .	(2,073,037)	(1,811,337)
Distributions to shareholders from net realized gain	(8,286,174)	(3,726,590)
Total distributions	(10,359,211)	(5,537,927)
Share transactions - net increase (decrease)	18,389,056	61,397,757
Total increase (decrease) in net assets	20,765,899	101,951,698

Net Assets
Beginning of period	179,321,984	77,370,286
End of period (including distributions in excess of net
investment income of $274,146 and undistributed
net investment income of $377,371, respectively)	$200,087,883	$179,321,984

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Financial Highlights Class A
	Six months ended
	January 31,	Years ended July 31,
	2006	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period	$ 18.23	$ 13.22	$ 11.33	$ 10.00
Income from Investment Operations
Net investment income (loss)E	16.31		.27	.21
Net realized and unrealized gain
(loss)	1.04	5.52	2.03	1.28
Total from investment operations	1.20	5.83	2.30	1.49
Distributions from net investment income	(.23)	(.29)	(.30)	(.16)
Distributions from net realized gain	(.80)	(.53)	(.11)	—
Total distributions	(1.03)	(.82)	(.41)	(.16)
Net asset value, end of period	$ 18.40	$ 18.23	$ 13.22	$ 11.33
Total ReturnB,C,D	7.03%	45.48%	20.59%	15.13%
Ratios to Average Net AssetsG
Expenses before reductions	1.33%A	1.31%	1.54%	2.98%A
Expenses net of fee waivers, if any	1.25%A	1.28%	1.54%	1.75%A
Expenses net of all reductions	1.23%A	1.25%	1.52%	1.72%A
Net investment income (loss)	1.88%A	1.98%	2.10%	2.35%A
Supplemental Data
Net assets, end of period (000
omitted)	$65,286	$53,097	$22,273	$3,993
Portfolio turnover rate	68%A	62%	52%	47%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period September 12, 2002 (commencement of operations) to July 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Financial Highlights Class T
	Six months ended
	January 31,	Years ended July 31,
	2006	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period	$ 18.23	$ 13.21	$ 11.32	10.00
Income from Investment Operations
Net investment income (loss)E	14.26		.23	.18
Net realized and unrealized gain
(loss)	1.02	5.53	2.02	1.29
Total from investment operations	1.16	5.79	2.25	1.47
Distributions from net investment income	(.20)	(.24)	(.25)	(.15)
Distributions from net realized gain	(.80)	(.53)	(.11)	—
Total distributions	(1.00)	(.77)	(.36)	(.15)
Net asset value, end of period	$ 18.39	$ 18.23	$ 13.21	$ 11.32
Total ReturnB,C,D	6.82%	45.12%	20.12%	14.91%
Ratios to Average Net AssetsG
Expenses before reductions	1.59%A	1.61%	1.86%	3.32%A
Expenses net of fee waivers, if any	1.50%A	1.57%	1.85%	2.00%A
Expenses net of all reductions	1.48%A	1.54%	1.83%	1.97%A
Net investment income (loss)	1.63%A	1.70%	1.80%	2.10%A
Supplemental Data
Net assets, end of period (000
omitted)	$75,596	$66,303	$26,037	$9,049
Portfolio turnover rate	68%A	62%	52%	47%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period September 12, 2002 (commencement of operations) to July 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Financial Highlights Class B
	Six months ended
	January 31,	Years ended July 31,
	2006	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period	$ 18.16	$ 13.18	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income (loss)E	10.18		.16	.14
Net realized and unrealized gain
(loss)	1.01	5.50	2.04	1.28
Total from investment operations	1.11	5.68	2.20	1.42
Distributions from net investment income	(.15)	(.17)	(.20)	(.13)
Distributions from net realized gain	(.80)	(.53)	(.11)	—
Total distributions	(.95)	(.70)	(.31)	(.13)
Net asset value, end of period	$ 18.32	$ 18.16	$ 13.18	$ 11.29
Total ReturnB,C,D	6.54%	44.31%	19.67%	14.38%
Ratios to Average Net AssetsG
Expenses before reductions	2.08%A	2.10%	2.33%	3.82%A
Expenses net of fee waivers, if any	2.00%A	2.07%	2.33%	2.50%A
Expenses net of all reductions	1.98%A	2.03%	2.31%	2.47%A
Net investment income (loss)	1.13%A	1.20%	1.31%	1.60%A
Supplemental Data
Net assets, end of period (000
omitted)	$25,967	$26,349	$12,910	$5,061
Portfolio turnover rate	68%A	62%	52%	47%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period September 12, 2002 (commencement of operations) to July 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Financial Highlights Class C
	Six months ended
	January 31,	Years ended July 31,
	2006	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period	$ 18.17	$ 13.18	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income (loss)E	10.19		.17	.14
Net realized and unrealized gain
(loss)	1.02	5.50	2.03	1.28
Total from investment operations	1.12	5.69	2.20	1.42
Distributions from net investment income	(.15)	(.17)	(.20)	(.13)
Distributions from net realized gain	(.80)	(.53)	(.11)	—
Total distributions	(.95)	(.70)	(.31)	(.13)
Net asset value, end of period	$ 18.34	$ 18.17	$ 13.18	$ 11.29
Total ReturnB,C,D	6.59%	44.38%	19.67%	14.38%
Ratios to Average Net AssetsG
Expenses before reductions	2.08%A	2.09%	2.29%	3.76%A
Expenses net of fee waivers, if any	2.00%A	2.05%	2.29%	2.50%A
Expenses net of all reductions	1.98%A	2.02%	2.27%	2.47%A
Net investment income (loss)	1.13%A	1.22%	1.35%	1.60%A
Supplemental Data
Net assets, end of period (000
omitted)	$29,219	$29,410	$13,671	$5,059
Portfolio turnover rate	68%A	62%	52%	47%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period September 12, 2002 (commencement of operations) to July 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Financial Highlights Institutional Class
	Six months ended
	January 31,	Years ended July 31,
	2006	2005	2004	2003E
Selected Per Share Data
Net asset value, beginning of period	$ 18.33	$ 13.28	$ 11.35	$ 10.00
Income from Investment Operations
Net investment income (loss)D	19	.36	.32	.23
Net realized and unrealized gain
(loss)	1.03	5.56	2.04	1.28
Total from investment operations	1.22	5.92	2.36	1.51
Distributions from net investment income	(.26)	(.34)	(.32)	(.16)
Distributions from net realized gain	(.80)	(.53)	(.11)	—
Total distributions	(1.06)	(.87)	(.43)	(.16)
Net asset value, end of period	$ 18.49	$ 18.33	$ 13.28	$ 11.35
Total ReturnB,C	7.14%	46.05%	21.11%	15.33%
Ratios to Average Net AssetsF
Expenses before reductions	93%A	.91%	1.12%	2.68%A
Expenses net of fee waivers, if any	93%A	.91%	1.12%	1.50%A
Expenses net of all reductions	90%A	.88%	1.10%	1.47%A
Net investment income (loss)	2.21%A	2.35%	2.53%	2.60%A
Supplemental Data
Net assets, end of period (000
omitted)	$4,020	$4,162	$2,478	$1,225
Portfolio turnover rate	68%A	62%	52%	47%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period September 12, 2002 (commencement of operations) to July 31, 2003.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2006

1. Significant Accounting Policies.

Fidelity Advisor Real Estate Fund (the fund) is a non diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

20

1. Significant Accounting Policies continued
Security Valuation continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the con tracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the compo nents of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

21 Semiannual Report

Notes to Financial Statements continued
1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$46,487,193
Unrealized depreciation	(234,799)
Net unrealized appreciation (depreciation)	$46,252,394
Cost for federal income tax purposes	$152,288,312

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

22

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $68,700,488 and $60,507,815, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$70,209	$—
Class T	25%	.25%	168,644	1,992
Class B	75%	.25%	127,500	97,480
Class C	75%	.25%	140,060	45,577
			$506,413	$145,049

Sales Load. FDC receives a front end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermedi aries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and ..25% for certain purchases of Class A and Class T shares.

23 Semiannual Report

Notes to Financial Statements continued

4. Fees and Other Transactions with Affiliates continued

Sales Load continued

For the period, sales charge amounts retained by FDC were as follows:
Retained
by FDC
Class A	$49,801
Class T	11,511
Class B*	19,484
Class C*	3,714
$84,510

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servic ing agent for each class of the fund. FIIOC receives account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of share holder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$99,454	.36*
Class T	124,792	.37*
Class B	45,264	.36*
Class C	49,689	.35*
Institutional Class	3,740	.20*
	$322,939
* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Semiannual Report

24

4. Fees and Other Transactions with Affiliates continued

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,783 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $323.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

25 Semiannual Report

Notes to Financial Statements continued

7. Expense Reductions - continued

The following classes were in reimbursement during the period:
	Expense	Reimbursement
	Limitations	from adviser
Class A	1.25%	$22,363
Class T	1.50%	32,167
Class B	2.00%	10,096
Class C	2.00%	11,087
		$75,713

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $20,670 for the period. In addition, through arrangements with the fund’s custodian, credits realized as a result of unin vested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $542.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:
		Six months ended	Year ended
		January 31,	July 31,
Years ended		2006	2005
From net investment income
Class A		$741,607	$641,230
Class T		796,716	658,084
Class B		226,897	211,083
Class C		250,419	231,206
Institutional Class		57,398	69,734
Total		$2,073,037	$1,811,337
From net realized gain
Class A		$2,548,710	$1,060,102
Class T		3,068,388	1,278,789
Class B		1,188,524	601,375
Class C		1,299,052	680,328
Institutional Class		181,500	105,996
Total		$8,286,174	$3,726,590

Semiannual Report	26

10. Share Transactions.

Transactions for each class of shares were as follows:
	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	January 31,	July 31,	January 31,	July 31,
Years ended	2006	2005	2006	2005
Class A
Shares sold	1,067,924	1,794,039	$ 18,508,966	$ 27,861,174
Reinvestment of
distributions	181,644	108,047	3,137,912	1,637,672
Shares redeemed	(612,912)	(674,456)	(10,463,017)	(10,403,304)
Net increase (decrease) .	636,656	1,227,630	$ 11,183,861	$ 19,095,542
Class T
Shares sold	1,105,430	2,519,838	$ 19,180,825	$ 38,726,163
Reinvestment of
distributions	214,242	120,472	3,700,941	1,827,521
Shares redeemed	(847,121)	(973,349)	(14,616,984)	(14,990,709)
Net increase (decrease) .	472,551	1,666,961	$ 8,264,782	$ 25,562,975
Class B
Shares sold	208,074	716,470	$ 3,602,649	$ 10,968,432
Reinvestment of
distributions	73,810	47,658	1,270,705	$ 717,181
Shares redeemed	(316,074)	(292,735)	(5,398,713)	(4,504,213)
Net increase (decrease) .	(34,190)	471,393	$ (525,359)	$ 7,181,400
Class C
Shares sold	274,255	948,824	$ 4,754,426	$ 14,523,391
Reinvestment of
distributions	80,947	54,204	1,394,763	815,331
Shares redeemed	(380,481)	(421,720)	(6,535,178)	(6,415,506)
Net increase (decrease) .	(25,279)	581,308	$ (385,989)	$ 8,923,216
Institutional Class
Shares sold	54,890	56,832	$ 959,448	$ 882,400
Reinvestment of
distributions	12,040	10,199	208,884	154,843
Shares redeemed	(76,593)	(26,530)	(1,316,571)	(402,619)
Net increase (decrease) .	(9,663)	40,501	$ (148,239)	$ 634,624

27 Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series VII and Shareholders of Fidelity Advisor Real Estate Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Real Estate Fund (the Fund), a fund of Fidelity Advisor Series VII, including the schedule of investments as of January 31, 2006, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months then ended and the year ended July 31, 2005, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures in cluded confirmation of securities owned as of January 31, 2006, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Real Estate Fund as of January 31, 2006, the results of its operations for the six months then ended, the statement of changes in net assets for the six months then ended and the year ended July 31, 2005, and the financial highlights for the periods presented in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP DELOITTE & TOUCHE LLP Boston, Massachusetts March 17, 2006

Semiannual Report 28

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Real Estate Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

29 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

Semiannual Report

30

31 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
Fidelity Investments Japan Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
Mellon Bank, N.A.
Pittsburgh, PA

AREI-USAN-0306 1.789731.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series VII's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VII

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 22, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	March 22, 2006